As filed with the Securities and Exchange Commission on April 30, 2002

                                                    Registration Nos. 333-06071
                                                                       811-4235



================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM S-6


                        Post-Effective Amendment No. 20


                               -----------------

        FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES
             OF UNIT INVESTMENT TRUSTS REGISTERED ON FORMS N-8B-2


                        MONY AMERICA VARIABLE ACCOUNT L

                             (Exact Name of Trust)

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                              (Name of Depositor)

                                 1740 Broadway
                           New York, New York 10019
                    (Address of Principal Executive Office)


                            HAROULA K. BALLAS, ESQ.


                             Counsel -- Operations

                          MONY Life Insurance Company
                                 1740 Broadway
                           New York, New York 10019
                    (Name and Address of Agent for Service)

                               -----------------




   It is proposed that this filing will become effective (check appropriate box)



    [_]immediately upon filing pursuant to paragraph (b) of Rule 485



    [X]on May 1, 2002 pursuant to paragraph (b) of Rule 485



    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485



    [_]on        pursuant to paragraph (a)(1) of Rule 485



    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485



    [_]on        pursuant to paragraph (a)(2) of Rule 485



   If appropriate, check the following box:



    [_]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



   Title of Securities:  Flexible Premium Variable Universal Life Insurance
Policy


================================================================================

                                  Prospectus
                               Dated May 1, 2001
                Flexible Premium Variable Life Insurance Policy
                                   Issued by
                    MONY Life Insurance Company Of America
                        MONY America Variable Account L

MONY Life Insurance Company of America (the "Company") issues a flexible premium variable life insurance policy described in this Prospectus. Among the policy's many terms are:

Allocation of Premiums and Cash Values:

.. The policy owner can tell us what to do with the premium payments. The policy owner can also tell us what to do with the cash values the policy may create as a result of those premium payments.

 . The policy owner can tell us to place them into a separate account. That separate account is called MONY America Variable Account L.

   . If the policy owner does, the owner can also tell us to place premium payments and cash values into any or all of 38 different subaccounts. Each of these subaccounts seeks to achieve a different investment objective. If the policy owner tells us to place the premium payments and cash values into one or more subaccounts of the separate account, the policy owner bears the risk that the investment objectives will not be met. That risk includes not earning any money on premium payments and cash values and also that premium payments and cash value may lose some or all of their value.

 . The policy owner can also tell us to place some or all of the premium payments and cash values into our account. Our account is called the Guaranteed Interest Account. If the policy owner elects the Guaranteed Interest Account, we will guarantee that those premium payments and cash values will not lose any value. We also guarantee that we will pay not less than 4.0% interest annually. We may pay more than 4.0% if we choose. Premium payments and cash values the policy owner places into the Guaranteed Interest Account become part of our assets.

Death Benefit:

.. We will pay death benefit proceeds to the named beneficiary if the insured dies before age 95 while the policy is in effect. The death proceeds will never be less than the amount specified in the policy. It may be greater than the amount specified if the policy's cash values increase.

Living Benefits:

.. The policy owner may ask for some or all of the policy's cash value at any time. The policy owner may borrow up to 90% of the policy's cash value from us at any time. The policy owner will have to pay interest to us on the amount borrowed.

Charges and Fees:

.. The policy allows us to deduct certain charges from the cash value. These charges are detailed in the policy and in this prospectus.

These are only some of the terms of the policy. Please read the prospectus carefully for more complete details of the policy.




This prospectus comes with prospectuses for the Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products, Janus Aspen Series, the MONY Series Fund, Inc., the T. Rowe Price Equity Series, Inc., the T.Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., the Van Eck Worldwide Insurance Trust, and The Universal Institutional Funds, Inc. You should read these prospectuses carefully and keep them for future reference.

This prospectus must be accompanied by the prospectuses for the underlying funds.



Interests in the policies and shares of the funds are not deposits or obligations of or guaranteed by a bank, and are not federally insured by the Federal Deposit Insurance Corporation or any other government agency.



It may not be to your advantage to purchase this policy as a replacement for another type of life insurance or as a means to obtain additional insurance protection if you already own another variable life insurance policy. It also may not be to your advantage to finance the purchase of this policy through a loan or through withdrawals from another policy that you already own.



Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense.


                    MONY Life Insurance Company of America
                    1740 Broadway, New York, New York 10019
                                1-800-487-6669

                               Table of Contents


                                                                           Page
                                                                           ----
Summary of the Policy.....................................................   1
 Important Policy Terms...................................................   1
 Purpose of the Policy....................................................   1
 Explanation of a Case....................................................   2
 Policy Premium Payments and Values.......................................   2
 Charges and Deductions...................................................   3
 Fees and Expenses of the Funds...........................................   4
 The Death Benefit........................................................   6
 Premium Features.........................................................   6
 Allocation Options.......................................................   7
 Transfer of Account Value................................................   7
 Policy Loans.............................................................   7
 Full Surrender...........................................................   7
 Partial Surrender........................................................   7
 Right to Return Policy Period............................................   8
 Grace Period and Lapse...................................................   8
 Tax Treatment............................................................   8
 Riders...................................................................   9
 Contacting the Company...................................................   9
Detailed Information About the Company And MONY America Variable Account L   9
 MONY Life Insurance Company of America...................................   9
 MONY America Variable Account L..........................................   9
The Funds.................................................................  10
 Purchase of Portfolio Shares by MONY America Variable Account L..........  17
Detailed Information About The Policy.....................................  18
 Application for a Policy.................................................  18
 Right to Examine a Policy -- Right to Return Policy Period...............  19
 Premiums.................................................................  19
 Choice of Definition of Life Insurance...................................  20
 Guaranteed Death Benefit.................................................  21
 Allocation of Net Premiums...............................................  22
 Death Benefits under the Policy..........................................  23
 Death Benefit Options....................................................  23
 Changes in Death Benefit Amounts.........................................  25
 Guaranteed Death Benefit Rider...........................................  27
 Other Optional Insurance Benefits........................................  28
 Benefits at Maturity and Maturity Extension Rider........................  29
 Enhanced Cash Value Rider................................................  29
 Policy Values............................................................  30
 Determination of Account Value...........................................  30
 Calculating Unit Values for Each Subaccount..............................  32
 Transfer of Account Value................................................  32
 Transfers by Third Party.................................................  32
 Right to Exchange Policy.................................................  32
 Policy Loans.............................................................  33
 Full Surrender...........................................................  34
 Partial Surrender........................................................  34
 Grace Period and Lapse...................................................  35
 Deductions from Premiums.................................................  37
 Deductions from Account Value............................................  38
 Guarantee of Certain Charges.............................................  40
 Corporate Purchasers -- Reduction of Charges.............................  41

                                                                         Page
                                                                         ----
   Other Information....................................................  41
     Tax Considerations.................................................  41
     Tax Status of the Policy...........................................  41
     Tax Treatment of Policy Benefits...................................  42
     Voting of Fund Shares..............................................  45
     Disregard of Voting Instructions...................................  45
     Report to Policy Owners............................................  45
     Substitution of Investments and Right to Change Operations.........  46
     Changes to Comply with Law.........................................  46
   Performance Information..............................................  47
   The Guaranteed Interest Account......................................  47
     General Description................................................  48
     Policy Charges.....................................................  48
     Transfers..........................................................  49
     Surrenders and Policy Loans........................................  49
   More About The Policy................................................  49
     Ownership..........................................................  49
     Beneficiary........................................................  49
     The Policy.........................................................  50
     Notification and Claims Procedures.................................  50
     Payments...........................................................  50
     Payment Plan/Settlement Provisions.................................  51
     Payment in Case of Suicide.........................................  51
     Assignment.........................................................  51
     Errors on the Application..........................................  51
     Incontestability...................................................  51
     Policy Illustrations...............................................  52
     Distribution of the Policy.........................................  52
     Policy Owner Services..............................................  52
   More About The Company...............................................  55
     Management.........................................................  55
     State Regulation...................................................  56
     Records and Accounts...............................................  56
     Legal Proceedings..................................................  56
     Legal Matters......................................................  56
     Registration Statement.............................................  56
     Independent Accountants............................................  57
     Financial Statements...............................................  57
   Index to Financial Statements........................................ F-1
     Appendix A......................................................... A-1
     Appendix B......................................................... B-1
     Appendix C......................................................... C-1
     Appendix D......................................................... D-1
     Appendix E......................................................... E-1
     Appendix F......................................................... F-1
     Appendix G......................................................... G-1

                             SUMMARY OF THE POLICY

   This summary provides you with a brief overview of the more important aspects of your policy. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this Summary and in your policy. This summary and the entire prospectus, will describe the part of the policy involving Variable Account L. The prospectus also briefly will describe the Guaranteed Interest Account. The Guaranteed Interest Account is also described in your policy. Before purchasing a policy, we urge you to read the entire prospectus carefully.

Important Policy Terms

   We are providing you with definitions for the following terms to make the description of the policy provisions easier for you to understand.


   Account Value -- The sum of the amounts under the policy held in each subaccount of MONY America Variable Account L, the Guaranteed Interest Account and the Loan Account.



   Cash Value -- The Account Value of the policy plus any refund of sales charge.





   Guaranteed Interest Account -- This account is part of the general account of the Company. The policy owner may allocate all or a part of the policy's net premium payments to this account. This account will credit the policy owner with a fixed interest rate (which will not be less than 4.0%) declared by the Company. (For more detailed information, see "The Guaranteed Interest Account".)




   Loan Account -- An account to which amounts are transferred from the subaccounts of MONY America Variable Account L and the Guaranteed Interest Account as collateral for any loan the policy owner requests. We will credit interest to the Loan Account at a rate not less than 4.0%. The Loan Account is part of the Company's general account.



   Minimum Annual Premium -- The amount the Company determines is necessary to keep the policy in effect.


   Outstanding Debt -- The unpaid balance of any loan which the policy owner requests on the policy. The unpaid balance includes accrued loan interest that is due and has not been paid by the policy owner.




   Specified Amount -- The minimum death benefit for as long as the policy remains in effect.


   Target Death Benefit -- The Target Death Benefit is the amount specified in the application for the policy, or as changed by the policy owner from time to time (Specified Amount) plus the Adjustable Term Insurance Rider's benefit amount. You only have a Target Death Benefit if you have an Adjustable Term Insurance Rider.



   Valuation Date -- Each day that the New York Stock Exchange is open for trading or any other day on which there is sufficient trading in the securities of a Fund portfolio to materially affect unit value of that Subaccount of MONY America Variable Account L.




Purpose of the Policy


   The policy offers insurance protection on the life of the insured. If the insured is alive on the anniversary of the policy date when the insured is age 95, a maturity benefit will be paid instead of a death benefit. The policy offers two base death benefit options. Under Option 1, the base death benefit is equal to the greater of the Specified Amount in force on the date of the insured's date of death plus the increase, if any, in Account Value since the last monthly anniversary day, or the Cash Value on the insured's date of death multiplied by the applicable death benefit percentage. Under Option 2, the base death benefit is equal to the greater of the

Specified Amount in force on the insured's date of death plus Account Value on the insured's date of death, or the Cash Value on the date of insured's death multiplied by the applicable death benefit percentage. The policy also provides surrender and loan privileges. The policy offers a choice of investment alternatives and an opportunity for the policy's Account Value and its death benefit to grow based on investment results. In addition, the policy owner chooses the amount and frequency of premium payments, within certain limits. If you are already entitled to favorable tax treatment, you should satisfy yourself that the features of the policy meet your other financial goals before you buy the policy.


Explanation of a Case

   Each policy must be a part of a case. A case is a grouping of one or more policies connected by a non-arbitrary factor. Examples of factors are individuals who share a common employment, business or other relationship. The sum of the premiums to be received by the Company in the first policy year for the policies representing the case must be at least $100,000. The Company at its sole discretion will determine what constitutes a case. A case may have one policy owner (e.g., a single entity that owns all the policies in the case) or as many policy owners as there are policies in the case.

Policy Premium Payments and Values

   The Company receives the policy premium payments. From those premium payments, the Company makes deductions to pay premium and other taxes imposed by state and local governments. The Company makes deductions to cover the cost to the Company of a deferred acquisition tax imposed by the United States government. The Company will also deduct a sales charge to cover the costs of making the policies available to the public. After deduction of these charges, the amount remaining is called the net premium payment.

   The policy owner may allocate net premium payments among the various subaccounts of MONY America Variable Account L and/or the Guaranteed Interest Account. The net premium payments the owner allocates among the various subaccounts of MONY America Variable Account L may increase or decrease in value on any day depending on the investment experience of the subaccounts the owner selects. The death benefit may or may not increase or decrease depending on several factors including the death benefit option chosen. The death benefit will never decrease below the Specified Amount of your policy.

   Net premium payments allocated to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 4.0%.


   The value of the net premium payments allocated to MONY America Variable Account L and to the Guaranteed Interest Account is called the Account Value. There is no guarantee that the policy's Account Value and/or death benefit will increase. You bear the risk that the net premiums and Account Value allocated to MONY America Variable Account L may be worth more or less while the policy remains in effect.



   If the policy owner cancels the policy and returns it to the Company during the Right to Return Policy Period, we will refund premiums paid. After the Right to Return Policy Period, the owner may cancel his or her policy by surrendering it to the Company. The Company will pay the owner the Account Value plus any applicable refund of sales charges less any Outstanding Debt. The Account Value plus any applicable refund of sales charge is called the Cash Value of the policy.


   Charges and fees such as the cost of insurance, administrative charges, and mortality and expense risk charges are imposed by the policy. These charges and fees are deducted by the Company from the policy's Account Value and are described in further detail below.

   The policy remains in effect until the earliest of:

       . A grace period expires without the payment of sufficient additional premium to cover policy charges or repayment of the Outstanding Debt.

       .  Age 95.

       .  Death of the insured.

       .  Full surrender of the policy.

   Generally, the policy remains in effect only as long as the Account Value less Outstanding Debt is sufficient to pay all monthly deductions. However, a Guaranteed Death Benefit Rider is also available at the time you purchase the policy. It will extend the time during which the Specified Amount of the policy may remain in effect. The Guaranteed Death Benefit Rider requires the payment of an agreed upon amount of premiums and is discussed below.

Charges and Deductions


   The policy provides for the deduction of the various charges, costs and expenses from the Account Value of the policy. These deductions are summarized in the table below.




                                       Deductions from Premiums
-------------------------------------------------------------------------------------------------------
Sales Charge -- Deducted from premium up        First 10 policy years -- 9%
to the Target Premium                           After the 10th policy year -- 0%
                                                Ten policy years after an increase in Specified
                                                Amount -- 9%
------------------------------------------------------------------------------------------------------
Tax Charge                                      State and local -- 0%-4% Federal -- 1.25%
------------------------------------------------------------------------------------------------------

                                    Deductions from Account Value
-------------------------------------------------------------------------------------------------------
Cost of Insurance Charge                        Current cost of insurance rate x net amount at risk at
                                                the beginning of the policy month
------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge                 First 10 policy years -- .60% of Account Value
Annual Rate                                     allocated to MONY Variable Account L.
                                                After the 10th policy year -- maximum of .45% of
                                                Account Value allocated to MONY Variable
                                                Account L/1/.
------------------------------------------------------------------------------------------------------
Administrative Charge (all policies) -- Monthly $7.50
------------------------------------------------------------------------------------------------------
Medical Underwriting Charge (applicable         $5.00 for the first 3 policy years.
policies) -- Monthly
------------------------------------------------------------------------------------------------------
Guaranteed Issue Charge                         $3.00 for the first 3 policy years.
(applicable policies) -- Monthly
------------------------------------------------------------------------------------------------------
Guaranteed Death Benefit Charge                 $0.01 per $1,000 of policy Specified Amount. Please
Monthly Charge for Death Benefit Rider (not     note that the Rider requires that premiums on the
available in all states)                        policy itself be paid in order to remain in effect.
------------------------------------------------------------------------------------------------------
Optional Adjustable Term Insurance Rider        Current cost of insurance rate x amount at risk at the
Charge --                                       beginning of the policy month.
Monthly deduction for optional term insurance
benefit added by rider.
------------------------------------------------------------------------------------------------------
Transaction and Other Charges                   Lesser of $25 or 2% of the partial surrender amount
-- Partial Surrender Fee                        Maximum of $25/2/
-- Transfer of Account Value                    $150
-- Reinstatement Fee


/1/ Expected current amount of .30% of Account Value allocated to MONY Variable
    Account L.


/2/ Currently the Company does not assess a transfer charge. The Company reserves the right to charge up to a maximum of $25 for transfers.


   We pay compensation to broker-dealers who sell the policies. For a discussion of this compensation, see "Distribution of the Policy."

Fees and Expenses of the Funds


   MONY America Variable Account L is divided into subdivisions called subaccounts -- see "MONY America Variable Account L". Each subaccount invests exclusively in shares of a designated portfolio. Each portfolio pays a fee to its investment adviser to manage the portfolio. The investment adviser fees for each portfolio are listed in the table below. Each portfolio also incurs expenses in its operations. These expenses are also shown in the table below. These fees and expenses vary by portfolio and are set forth below. Their Boards govern the Funds. Fees and expenses of the Funds are described in more detail in the Funds' prospectuses.


   Information contained in the following table was provided by the respective Funds and has not been independently verified by us.






             Annual Expenses for the Year Ended December 31, 2001


                    (as a percentage of average net assets)



                                                                                              Distribution and
                                                            Management Fees Other Expenses  Service (12b-1) Fees* Total Expenses
                                                            (After Waivers/ (After Waivers/    (After Waivers/    (After Waivers/
Fund/Portfolio                                              Reimbursements) Reimbursements)    Reimbursements)    Reimbursements)
--------------                                              --------------- --------------- --------------------- ---------------

The Dreyfus Socially Responsible Growth Fund,
  Inc./(1)/ -- Initial Class                                     0.75%           0.03%               N/A               0.78%

Dreyfus Stock Index Fund/(1)/ -- Initial Class                   0.25%           0.01%               N/A               0.26%

Dreyfus Variable Investment Fund/(1)/ --  Initial Class
Appreciation Portfolio.....................................      0.75%           0.03%               N/A               0.78%
Small Company Stock Portfolio..............................      0.75%           0.28%               N/A               1.03%

Enterprise Accumulation Trust
Equity Portfolio...........................................      0.80%           0.08%               N/A               0.88%
Growth Portfolio...........................................      0.75%           0.09%               N/A               0.84%
High-Yield Bond Portfolio..................................      0.60%           0.17%               N/A               0.77%
International Growth Portfolio.............................      0.85%           0.24%               N/A               1.09%
Managed Portfolio/(2)/.....................................      0.75%           0.09%               N/A               0.84%
Small Company Growth Portfolio/(2)/........................      1.00%           0.10%               N/A               1.10%
Small Company Value Portfolio/(2)/.........................      0.80%           0.10%               N/A               0.90%

Fidelity Variable Insurance Products Fund (VIP) -- Initial
  Class
Growth Portfolio/(3)/......................................      0.58%           0.10%               N/A               0.68%
Asset Manager/SM/ Portfolio................................      0.53%           0.11%               N/A               0.64%
Contrafund(R) Portfolio/(3)/...............................      0.58%           0.10%               N/A               0.68%
Growth & Income Portfolio/(3)/.............................      0.48%           0.10%               N/A               0.58%
Growth Opportunities Portfolio/(3)/........................      0.58%           0.11%               N/A               0.69%

Janus Aspen Series -- Institutional Shares
Aggressive Growth Portfolio................................      0.65%           0.02%               N/A               0.67%
Capital Appreciation Portfolio.............................      0.65%           0.01%               N/A               0.66%
Flexible Income Portfolio..................................      0.64%           0.03%               N/A               0.67%
International Growth Portfolio.............................      0.65%           0.06%               N/A               0.71%
Worldwide Growth Portfolio.................................      0.65%           0.04%               N/A               0.69%

                                                                                Distribution and
                                              Management Fees Other Expenses  Service (12b-1) Fees* Total Expenses
                                              (After Waivers/ (After Waivers/    (After Waivers/    (After Waivers/
Fund/Portfolio                                Reimbursements) Reimbursements)    Reimbursements)    Reimbursements)
--------------                                --------------- --------------- --------------------- ---------------

Janus Aspen Series -- Service Shares
Strategic Value Portfolio/(4)/...............      0.55%           0.70%              0.25%              1.50%

MONY Series Fund, Inc.
Government Securities Portfolio..............      0.50%           0.12%               N/A               0.62%
Intermediate Term Bond Portfolio.............      0.50%           0.12%               N/A               0.62%
Long Term Bond Portfolio.....................      0.50%           0.12%               N/A               0.62%
Money Market Portfolio/(5)/..................      0.40%           0.10%               N/A               0.50%

T. Rowe Price Equity Series, Inc./(6)/
Equity Income Portfolio......................      0.85%            N/A                N/A               0.85%
New America Growth Portfolio.................      0.85%            N/A                N/A               0.85%
Personal Strategy Balanced Portfolio.........      0.90%            N/A                N/A               0.90%

T. Rowe Price Fixed Income Series, Inc./(6)/
Limited-Term Bond Portfolio..................      0.70%            N/A                N/A               0.70%
Prime Reserve Portfolio......................      0.55%            N/A                N/A               0.55%

T. Rowe Price International Series, Inc./(6)/
International Stock Portfolio................      1.05%            N/A                N/A               1.05%

The Universal Institutional Funds, Inc./(7)/
Equity Growth Portfolio......................      0.49%           0.36%               N/A               0.85%
Core Plus Fixed Income Portfolio
  (formerly Fixed Income Portfolio)..........      0.39%           0.31%               N/A               0.70%
Value Portfolio..............................      0.47%           0.38%               N/A               0.85%

Van Eck Worldwide Insurance Trust
Worldwide Bond Fund..........................      1.00%           0.19%               N/A               1.19%
Worldwide Emerging Markets Fund..............      1.00%           0.28%               N/A               1.28%
Worldwide Hard Assets Fund...................      1.00%           0.15%               N/A               1.15%



----------

* MONY Securities Corporation, the principal underwriter for the Policies, will receive 12b-1 fees deducted from certain portfolio assets attributable to the contracts for providing distribution and shareholder servicing to some of the portfolios.


/(1)/The expenses shown are for fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.


/(2)/Enterprise Capital Management, Inc. has contractually agreed to limit expenses on the Portfolios' expenses through May 1, 2003. Without the contractual limitation, the total expenses would have been as follows:
     Managed - 1.05%; Small Company Growth - 1.40%; Small Company Value - 1.30%.


/(3)/Expenses do not include reimbursements. With reimbursements, expenses would have been Growth - 0.65%; Contrafund - 0.64%; Growth & Income - 0.56%; Growth Opportunities - 0.67%. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.


/(4)/Expenses are stated net of contractual waivers from Janus Capital. Without waivers, the Strategic Value management fee, other expenses and total expenses would have been 0.65%, 0.70% and 1.60%, respectively.


/(5)/MONY Life Insurance Company of America has contractually agreed to limit expenses on the Money Market Portfolio through April 30, 2003. Without the contractual limitation, the total expense would have been 0.51%.


/(6)/Management fees include operating expenses.


/(7)/Total expenses reflects a contractual expense limitation. Without the expense limitation, total expenses would have been: Core Plus Fixed Income
     - 0.71%; Equity Growth - 0.91%; Value - 0.93%;





Other Policies



   We may offer other variable life insurance policies which also may invest in the same (or many of the same) Fund portfolios offered under the policy. These policies may have different charges that could affect their subaccounts' performance, and they may offer different benefits.

The Death Benefit


   The minimum Specified Amount is $100,000. However, the Specified Amount may be reduced to $50,000 if at least $50,000 is provided by a Term Insurance Rider added to the policy. The policy owner may elect one of two options to compute the benefits payable upon the insured's death. The policy owner's selection may increase the death benefit.



   Option 1 -- The base death benefit equals the greater of:


       (a)the Specified Amount plus the increase in the Account Value since the last monthly anniversary; or


       (b)the Cash Value on the insured's date of death multiplied by a death benefit percentage required by the Federal tax law definition of life insurance.


   If the policy owner chooses Option 1, favorable investment performance reduces the cost paid for the death benefit. This reduction will decrease the deduction from Account Value.


   Option 2 -- The base death benefit equals the greater of:



       (a)the Specified Amount in force on the insured's date of death, plus the Account Value on the insured's date of death; or



       (b)The Cash Value on the insured's date of death multiplied by a death benefit percentage required by the Federal tax law definition of life insurance.


   If the policy owner chooses Option 2, favorable investment performance will increase the Account Value of the policy. This in turn increases insurance coverage.




   The policy owner may change the death benefit option and increase or decrease the Specified Amount, subject to certain conditions. See "Death Benefits Under the Policy."


   When the policy owner applies for insurance, the policy owner can purchase the Guaranteed Death Benefit Rider. This rider provides a guarantee that the Specified Amount under the policy will remain in effect as long as:

       (a)The required premiums (reduced by any partial surrenders and applicable fees) have been paid; and

       (b)The Account Value exceeds Outstanding Debt.


   See "Guaranteed Death Benefit Rider."


Premium Features

   The policy owner must pay an initial premium equal to at least one fourth of the Minimum Annual Premium. After that, subject to certain limitations, the policy owner may choose the amount and frequency of premium payments as the policy owner's financial situation and needs change.

   When the policy owner applies for a policy, the policy owner determines the level amount to pay at fixed intervals over a specified period of time. The policy owner elects to receive a premium notice on an annual, semiannual, quarterly or monthly basis. However, the policy owner may choose to skip or stop making premium payments. The policy continues in effect until the Account Value (less Outstanding Debt) can no longer cover:

       (1)The monthly deductions for the policy, and

       (2)Any optional insurance benefits added by rider.

   The amount, frequency and period of time over which the policy owner pays premiums may affect whether or not the policy will be classified as a modified endowment contract. You will find more information on the tax treatment of life insurance contracts, including modified endowment contracts under "Tax Considerations."



   The payment of premiums the policy owner specifies on the application will not guarantee that the policy will remain in effect. See "Grace Period and Lapse." If any premium would result in an immediate increase in the net amount at risk, the Company may, (1) reject a part of the premium payment, or (2) limit the premium payment, unless the policy owner provides satisfactory evidence of insurability.




Allocation Options


   The policy owner may allocate premium payments and Account Value among the various subaccounts of MONY America Variable Account L. Each subaccount purchases shares of a designated portfolio of the MONY Series Fund, Inc., the Dreyfus Variable Insurance Fund, the Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund Inc., the Enterprise Accumulation Trust, the Fidelity Variable Insurance Products, the Janus Aspen Series, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., The Universal Institutional Funds, Inc. and the Van Eck Worldwide Insurance Trust (the "Funds"). The subaccounts available to the policy owner and the investment objectives of each available subaccount are described in detail under "MONY America Variable Account L."


Transfer of Account Value


   The policy owner may transfer Account Value among the subaccounts. Subject to certain limitations, the policy owner may also transfer between the subaccounts and the Guaranteed Interest Account. See "Transfer of Account Value."


Policy Loans


   The policy owner may borrow up to 90% of the policy's Account Value (less any Outstanding Debt) from the Company. See "Policy Loans."



   The amount of Outstanding Debt is subtracted from the death benefit. The Outstanding Debt is repaid from the proceeds of a full surrender. See "Full Surrender." Outstanding Debt may also affect the continuation of the policy. See "Grace Period and Lapse." The Company charges interest on policy loans. If the interest is not paid when due, the amount due will be added to the principal amount of the Outstanding Debt.


Full Surrender


   The policy owner can surrender the policy during the insured's lifetime and receive its Cash Value, plus any applicable increase in Cash Value added by the Enhanced Cash Value Rider, less any Outstanding Debt. See "Full Surrender."



   If the policy owner has elected the Enhanced Cash Value Rider, the amount received for a full cash surrender may include an additional percentage of the Cash Value less any Outstanding Debt depending on whether the Enhanced Cash Value Rider is in force and the year the full surrender is made. See "Enhanced Cash Value Rider."


Partial Surrender

   The policy owner may request a partial surrender if the Account Value less Outstanding Debt after the deduction of the requested surrender amount and any fees is greater than $500. If the requested amount exceeds the amount available, we will reject the request and return it to the policy owner. A partial surrender will generally decrease the Target Death Benefit. See "Partial Surrender.



   The minimum amount for a partial surrender is $500. A partial surrender fee of the lesser of $25 or 2% of the amount surrendered will be assessed against the remaining Account Value.


Right to Return Policy Period


   The policy owner has the right to examine the policy when it is received. The policy owner may return the policy for any reason and obtain a full refund of an amount equal to the greater of the sum of the premiums paid or the Account Value if the policy is returned within 10 days (or longer in some states) after it is received. The policy owner may also return the policy within 45 days after the date the application for the policy is signed. During the Right to Return Policy Period, net premiums will be allocated to the Guaranteed Interest Account. For policies issued in the state of Montana, the net premiums will be allocated to the Money Market Account. See "Right to Examine a Policy -- Right to Return Policy Period".


Grace Period and Lapse

   The policy will remain in effect as long as:

       (1)The Account Value less Outstanding Debt is sufficient to pay the current monthly deduction; or

       (2)The policy owner requested the Guaranteed Death Benefit Rider and has met all the requirements of that rider.


   If the policy is about to terminate (or lapse), we will give the policy owner notice that the policy owner must pay additional premiums. That notice will tell the policy owner the minimum amount that must be paid if the policy is to remain in effect and the date by which we must receive that amount (this period is called the "grace period").



   In addition, we calculate each month whether the policy owner has paid the premiums required by the Guaranteed Death Benefit Rider. See "Guaranteed Death Benefit." If the policy does not meet the test on that date, a notice will be sent to the policy owner giving the policy owner 61 days from its date to make additional payments to the Rider. See "Grace Period and Lapse."



Tax Treatment





   The federal income tax laws generally tie the taxation of policy values to the policy owner's receipt of those values. We believe that the policy should satisfy applicable requirements to receive the tax treatment normally accorded life insurance contracts under federal tax law. There is less guidance, however, with respect to policies issued on a rated basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements. Assuming that a policy qualifies as a life insurance contract for federal income tax purposes, you should not be deemed to be in constructive receipt of value under your policy until there is a distribution from the policy. Moreover, death benefits payable under a policy should be completely excludable from the gross income of the beneficiary. As a result, the beneficiary generally should not be taxed on these proceeds.



   Under certain circumstances, a policy may be treated as a "Modified Endowment Contract." If a policy is a Modified Endowment Contract, then all pre-death distributions, including policy loans, will be treated first as distribution of taxable income and then as a return of basis or investment in the contract. In addition, prior to age 59 1/2, any distributions generally will be subject to a 10% penalty tax.



   If a policy is not a Modified Endowment Contract, distributions generally will be treated first as a return of basis or investment in the contract and then as disbursing taxable income. Moreover, neither distributions nor loans from a policy that is not a Modified Endowment Contract are subject to the 10% penalty tax. See "Tax Considerations."

Riders


   Additional optional insurance benefits may be added to the policy by an addendum called a Rider. There are three Riders available with this policy.


       .  Guaranteed Death Benefit Rider


       .  Adjustable Term Insurance Rider



       .  Enhanced Cash Value Rider*



           * The Enhanced Cash Value Rider is available only with policies issued on or after August 17, 2001.


Contacting the Company


   All written requests, notices and forms required by the policies and any questions or inquiries should be directed to the Company's Operations Center at 1 MONY Plaza, Syracuse, New York 13221.




                    DETAILED INFORMATION ABOUT THE COMPANY
                      AND MONY AMERICA VARIABLE ACCOUNT L

MONY Life Insurance Company of America


   MONY Life Insurance Company of America issues the policy. In this prospectus MONY Life Insurance Company of America is called the "Company". The Company is a stock life insurance company organized in the State of Arizona. The Company is currently licensed to sell life insurance and annuities in all 49 states (not including New York), the District of Columbia, the U.S. Virgin Islands, and Puerto Rico. The Company is the corporate successor of Vico Credit Life Insurance Company, incorporated in Arizona on March 6, 1969.


   The Company is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). The principal offices of both MONY and the Company are located at 1740 Broadway, New York, New York 10019. MONY was founded in 1842 as The Mutual Life Insurance Company of New York. In 1998, The Mutual Life Insurance Company of New York converted to a stock company through demutualization and was renamed MONY Life Insurance Company. The demutualization does not have any material effect on the Company, MONY America Variable Account L, or the policies.


   Since August 16, 1999, the rating assigned to the Company by A.M. Best Company, Inc., an independent insurance company rating organization, has been A (Excellent). This rating is based upon an analysis of financial condition and operating performance. The A.M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the policies.


   The Company has a service agreement with MONY. MONY provides the Company with such personnel, facilities, etc., as are reasonably necessary for the conduct of the Company's business. These services are provided on a cost reimbursement basis. The Company intends to administer the policies itself, utilizing the services provided by MONY and Andesa TPA, Inc. to meet its obligations under the policies.


   MONY Securities Corporation, a wholly owned subsidiary of MONY, is the principal underwriter for the policies.




MONY America Variable Account L

   MONY America Variable Account L is a separate investment account of the Company. Presently, only premium payments and cash values of flexible premium variable life insurance policies are permitted to be allocated to MONY America Variable Account L. The assets in MONY America Variable Account L are kept separate from the general account assets and other separate accounts of the Company.

   The Company owns the assets in MONY America Variable Account L. The Company is required to keep assets in MONY America Variable Account L that equal the total market value of the policy liabilities funded by MONY America Variable Account L. Realized or unrealized income gains or losses of MONY America Variable Account L are credited or charged against MONY America Variable Account L assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the policies are assets of MONY America Variable Account L. MONY America Variable Account L assets are not chargeable with liabilities of the Company's other businesses. In addition, the Company may transfer to its general account any assets that exceed anticipated obligations of MONY America Variable Account L.




   MONY America Variable Account L was authorized by the Board of Directors of the Company and established under Arizona law on February 19, 1985. MONY America Variable Account L is registered with the SEC as a unit investment trust. The SEC does not supervise the administration or investment practices or policies of MONY America Variable Account L.


   MONY America Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio of the Funds. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. Some of the underlying portfolios have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying portfolios may be similar to, and may in fact be modeled after publicly traded mutual funds, policy purchasers should understand that the underlying portfolios have separate asset pools and are not otherwise directly related to any publicly traded mutual funds. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying portfolio may differ substantially. In the future, the Company may establish additional subaccounts within MONY America Variable Account L. Future subaccounts may invest in other portfolios of the Funds or in other securities. Not all subaccounts may be available to you.



   The subaccounts of MONY America Variable Account L that are available to you purchase shares from the underlying mutual funds and designated portfolios shown in the table below with their respective investment objectives and investment advisers.



                                   THE FUNDS



   The Funds (except for the Janus Aspen Series Aggressive Growth, Capital Appreciation and Strategic Value Portfolios) are diversified, open-end management investment companies of the series type. Janus Aspen Series Aggressive Growth, Capital Appreciation and Strategic Value Portfolios are non-diversified, open-end management investment companies. A nondiversified Fund may hold a larger position in a smaller number of securities than a diversified Fund. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified Fund than a diversified Fund. The Funds are registered with the SEC under the Investment Company Act of 1940. The SEC does not supervise the investments or investment policy of the Funds. Each available subaccount of MONY Variable Account L will invest only in the shares of the designated portfolio of the Funds.



                                                                                       Adviser
         Subaccount                      Investment Objective              (and Sub-Adviser, as applicable)
------------------------------------------------------------------------------------------------------------

                            THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Seeks capital growth with current income as a    The Dreyfus Corporation
Growth Subaccount            secondary goal. The fund normally invests at     (subadvised by NCM
                             least 80% of its assets in common stock of       Capital Management Group,
                             companies that, in the opinion of its            Inc.)
                             management, meet traditional investment
                             standards and conduct their business in a
                             manner that contributes to the enhancement of
                             the quality of life in America.
-----------------------------------------------------------------------------------------------------------

                                                                                          Adviser
         Subaccount                        Investment Objective               (and Sub-Adviser, as applicable)
---------------------------------------------------------------------------------------------------------------

                                           DREYFUS STOCK INDEX FUND
---------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index          Seeks to match the total return of the Standard      The Dreyfus Corporation
Subaccount                   & Poor's 500 Composite Stock Price Index. To         (subadvised by Mellon
                             pursue this goal, the fund generally invests in      Equity Associates)
                             all 500 stocks in the S&P 500(R) in proportion
                             to their weighting in the index.
---------------------------------------------------------------------------------------------------------------

                                       DREYFUS VARIABLE INVESTMENT FUND
---------------------------------------------------------------------------------------------------------------

Dreyfus Appreciation         Seeks long-term capital growth consistent with       The Dreyfus Corporation
Subaccount                   the preservation of capital; current income is a     (subadvised by Fayez
                             secondary goal. To pursue these goals, the           Sarofim & Co.)
                             portfolio invests in common stocks focusing
                             on "blue chip" companies with total market
                             values of more than $5 billion at the time of
                             purchase.
--------------------------------------------------------------------------------------------------------------

Dreyfus Small Company        Seeks investment returns (consisting of capital      The Dreyfus Corporation
Stock Subaccount             appreciation and income) that are greater than
                             the total return performance of stocks
                             represented by the Russell 2500(TM) Index
                             ("Russell 2500"). To pursue this goal the
                             portfolio normally invests in a blended
                             portfolio of growth and value stocks of small
                             and midsize domestic companies, including
                             those purchased in initial public offerings,
                             whose market values generally range between
                             $500 million and $5 billion, at the time of
                             purchase.
---------------------------------------------------------------------------------------------------------------

                                        ENTERPRISE ACCUMULATION TRUST
---------------------------------------------------------------------------------------------------------------

Enterprise Equity Subaccount Objective: Seeks long-term capital                   Enterprise Capital
                             appreciation. Strategy: Invest primarily in U.S.     Management, Inc.
                             common stock of companies that meet the              (subadvised by TCW
                             portfolio manager's criteria of high return on       Investment Management
                             investment capital, strong positions within          Company)
                             their industries, sound financial fundamentals
                             and management committed to shareholder
                             interests.
--------------------------------------------------------------------------------------------------------------

Enterprise Growth            Objective: Seeks capital appreciation.               Enterprise Capital
Subaccount                   Strategy: Primarily invest in U.S. common            Management, Inc.
                             stocks of large capitalization companies. To         (subadvised by Montag &
                             pursue this goal the fund usually invests in         Caldwell, Inc.)
                             companies with long-term earnings potential
                             but which are currently selling at a discount to
                             their estimated long-term value.
--------------------------------------------------------------------------------------------------------------

                                                                                          Adviser
        Subaccount                        Investment Objective                (and Sub-Adviser, as applicable)
--------------------------------------------------------------------------------------------------------------

Enterprise High Yield Bond Objective: Seeks maximum current income.              Enterprise Capital
Subaccount                 Strategy: Primarily invest in high-yield,             Management, Inc.
                           income-producing U.S. corporate bonds rated           (subadvised by Caywood-
                           B3 or better by Moody's Investors Service,            Scholl Capital
                           Inc., or B- or better by Standard & Poor's            Management)
                           Corporation. These lower rated bonds are
                           commonly referred to as "Junk Bonds." Bonds
                           of this type are considered to be speculative
                           with regard to the payment of interest and
                           return of principal. Investment in these types of
                           securities has special risks and therefore, may
                           not be suitable for all investors. Investors
                           should carefully assess the risks associated
                           with allocating premium payments to this
                           Subaccount.
--------------------------------------------------------------------------------------------------------------

Enterprise International   Objective: Seeks capital appreciation.                Enterprise Capital
Growth Subaccount          Strategy: Invest primarily in a diversified           Management, Inc.
                           portfolio of non-United States equity securities      (subadvised by Vontobel
                           that the portfolio manager believes are               Asset Management, Inc.)
                           undervalued.
--------------------------------------------------------------------------------------------------------------

Enterprise Managed         Objective: Seeks growth of capital over time.         Enterprise Capital
Subaccount                 Strategy: Invest in a portfolio consisting of         Management, Inc.
                           common stocks, bonds and cash equivalents,            (subadvised by Wellington
                           the percentages of which vary over time based         Management Co., LLP and
                           on the investment manager's assessment of             Sanford C. Bernstein & Co,
                           economic and market trends and its perception         LLC)
                           of the relative investment values available
                           from such types of securities at any given time.
--------------------------------------------------------------------------------------------------------------

Enterprise Small Company   Objective: Seeks capital appreciation.                Enterprise Capital
Growth Subaccount          Strategy: Invest primarily in common stocks of        Management, Inc.
                           small capitalization companies with above-            (subadvised by William D.
                           average growth characteristics that are               Witter, Inc.)
                           reasonably valued.
--------------------------------------------------------------------------------------------------------------

Enterprise Small Company   Objective: Seeks maximum capital appreciation.        Enterprise Capital
Value Subaccount           Strategy: Invest primarily in common stocks of        Management, Inc.
                           small capitalization companies that the portfolio     (subadvised by Gabelli
                           manager believes are undervalued -- that is the       Asset Management
                           stock's market price does not fully reflect the       Company)
                           company's value.
---------------------------------------------------------------------------------------------------------------

                                     FIDELITY VARIABLE INSURANCE PRODUCTS
---------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth        Seeks capital appreciation by investing primarily     Fidelity Management &
Subaccount                 in common stocks that it believes have above-         Research
                           average growth potential -- that tends to be
                           companies with higher than average price/
                           earnings ratios, and with new products,
                           technologies, distribution channels or other
                           opportunities, or have a strong industry or market
                           position. May also invest in foreign issuers.
--------------------------------------------------------------------------------------------------------------

                                                                                            Adviser
          Subaccount                         Investment Objective               (and Sub-Adviser, as applicable)
----------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund(R)     Seeks long-term capital appreciation by              Fidelity Management &
Subaccount                     investing mainly in equity securities of             Research (subadvised by
                               companies whose value is not fully recognized        Fidelity Management &
                               by the public -- that typically, includes            Research (U.K.) and
                               companies in turnaround situations, companies        Fidelity Management &
                               experiencing transitory difficulties, and            Research Far East)
                               undervalued companies. May also invest in
                               foreign issuers.
----------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth            Seeks capital growth by investing primarily in       Fidelity Management &
Opportunities Subaccount       common stocks. The manager is not                    Research (subadvised by
                               constrained by any particular investment style,      Fidelity Management &
                               and at any given time, may tend to buy               Research (U.K.) and
                               "growth" stocks, "value" stocks, or a                Fidelity Management &
                               combination of both types. May also invest in        Research Far East)
                               bonds, which may be lower-quality debt
                               securities and securities of foreign issuers.
----------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager/SM/ Seeks to obtain high total return with reduced       Fidelity Management &
Subaccount                     risk over the long term by allocating its assets     Research (subadvised by
                               among stocks, bonds, and short-term                  Fidelity Management &
                               investments.                                         Research (U.K.) and
                                                                                    Fidelity Management &
                                                                                    Research Far East)
----------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth and        Seeks high total return through a combination        Fidelity Management &
Income Subaccount              of current income and capital appreciation by        Research (subadvised by
                               investing a majority of assets in common             Fidelity Management &
                               stocks with a focus on those that pay current        Research (U.K.) and
                               dividends and show potential for capital             Fidelity Management &
                               appreciation.                                        Research Far East)
-----------------------------------------------------------------------------------------------------------------

                                               JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------

Janus Aspen Series Capital     Seeks long-term growth of capital. It pursues        Janus Capital
Appreciation Subaccount        its objective by investing primarily in common
                               stocks selected for their growth potential. The
                               portfolio may invest in companies of any size
                               from larger, well-established companies to
                               smaller, emerging growth companies.
----------------------------------------------------------------------------------------------------------------

Janus Aspen Series Aggressive  Seeks long-term growth of capital by investing       Janus Capital
Growth Subaccount              primarily in common stocks selected for their
                               growth potential by investing at least 50% of
                               its equity assets in medium-sized companies
                               with market capitalization's falling within the
                               range of companies in the S&P MidCap 400
                               Index.
----------------------------------------------------------------------------------------------------------------

                                                                                                 Adviser
         Subaccount                           Investment Objective                   (and Sub-Adviser, as applicable)
---------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Flexible  Seeks maximum total return, consistent with                   Janus Capital
Income Subaccount            preservation of capital by investing in a variety
                             of income-producing securities such as
                             corporate bonds and notes, government
                             securities and preferred stock. As a
                             fundamental policy, the portfolio will invest at
                             least 80% of its assets in income-producing
                             securities. The portfolio may own an unlimited
                             amount of high-yield/high-risk securities, and
                             these may be a big part of the portfolio.
---------------------------------------------------------------------------------------------------------------------

Janus Aspen Series           Seeks long-term growth of capital by investing                Janus Capital
International Growth         under normal circumstances at least 80% of its
Subaccount                   net assets in securities of issuers from at least five
                             different countries, excluding the United States.
                             It intends to invest substantially all of its assets in
                             issuers located outside the United States but may
                             at times invest in U.S. issuers and it may at times
                             invest all of its assets in fewer than five countries
                             or even a single country.
---------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Strategic Seeks long-term growth of capital by investing                Janus Capital
Value Subaccount             primarily in common stocks with the potential
                             for long-term growth of capital using a "value"
                             approach. The value approach emphasizes
                             investment in companies the portfolio manager
                             believes are undervalued relative to their
                             intrinsic worth.
---------------------------------------------------------------------------------------------------------------------

Janus Aspen Series           Seeks long-term growth of capital in a manner                 Janus Capital
Worldwide Growth             consistent with the preservation of capital by
Subaccount                   investing primarily in common stocks of
                             companies of any size throughout the world.
                             Normally invests in issuers from at least five
                             different countries, including the United States
                             but may at times invest in fewer than five
                             countries or even in a single country.
----------------------------------------------------------------------------------------------------------------------

                                               MONY SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------

MONY Government              Seeks to maximize income and capital                          MONY Life Insurance
Securities Subaccount        appreciation by investing in bonds, notes and                 Company of America
                             other obligations either issued or guaranteed
                             by the U.S. Government, its agencies or
                             instrumentalities, together having a dollar
                             weighted average maturity of between 4 to 8
                             years.
---------------------------------------------------------------------------------------------------------------------

MONY Intermediate Term       Seeks to maximize income and capital                          MONY Life Insurance
Bond Subaccount              appreciation over the intermediate term by                    Company of America
                             investing in highly rated fixed-income
                             securities issued by a diverse mix of
                             corporations, the U.S. Government and its
                             agencies or instrumentalities, as well as
                             mortgage-backed and asset-backed securities,
                             together having a dollar-weighted average
                             maturity of between 4 and 8 years.
---------------------------------------------------------------------------------------------------------------------

                                                                                            Adviser
        Subaccount                         Investment Objective                 (and Sub-Adviser, as applicable)
----------------------------------------------------------------------------------------------------------------

MONY Long Term Bond         Seeks to maximize income and capital                   MONY Life Insurance
Subaccount                  appreciation over the longer term by investing         Company of America
                            in highly-rated fixed-income securities issued
                            by a diverse mix of corporations, the U.S.
                            Government and its agencies or
                            instrumentalities, as well as mortgage-backed
                            and asset-backed securities, together having a
                            dollar-weighted average maturity of more than
                            8 years.
----------------------------------------------------------------------------------------------------------------

MONY Money Market           Seeks to maximize current income consistent            MONY Life Insurance
Subaccount                  with preservation of capital and maintenance           Company of America
                            of liquidity by investing primarily in high
                            quality short-term money market instruments.
-----------------------------------------------------------------------------------------------------------------

                                    THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------

Morgan Stanley UIF Equity   Seeks long-term capital appreciation by                Morgan Stanley Investment
Growth Subaccount           investing primarily in growth-oriented equity          Management is the
                            securities of large companies with market              investment adviser to The
                            capitalizations of $1 billion or more.                 Universal Institutional
                                                                                   Funds, Inc.
----------------------------------------------------------------------------------------------------------------

Morgan Stanley UIF Core     Seeks above-average total return over a market         Morgan Stanley Investment
Plus Fixed Income           cycle of three to five years by investing              Management is the
Subaccount                  primarily in a diversified mix of dollar               investment adviser to The
                            denominated investment grade fixed income              Universal Institutional
                            securities, particularly U.S. government               Funds, Inc.
                            securities, corporate bonds, and mortgage
                            securities. The portfolio may invest in, to a
                            limited extent, foreign fixed income securities.
----------------------------------------------------------------------------------------------------------------

Morgan Stanley UIF Value    Seeks above-average total return over a market         Morgan Stanley Investment
Subaccount                  cycle of three to five years by investing primarily    Management is the
                            in common stocks of companies with equity              investment adviser to The
                            capitalizations greater than $2.5 billion. The         Universal Institutional
                            portfolio focuses on stocks that are undervalued       Funds, Inc.
                            in comparison with the stock market as a whole,
                            as measured by the S&P 500 Index.
-----------------------------------------------------------------------------------------------------------------

                                       T. ROWE PRICE EQUITY SERIES, INC.
-----------------------------------------------------------------------------------------------------------------

T. Rowe Price Equity Income Seeks substantial dividend income as well as           T. Rowe Price Associates,
Subaccount                  long-term growth of capital through                    Inc.
                            investments in the common stocks of
                            established companies. The manager will
                            normally invest at least 65% of the fund's total
                            assets in the common stocks of well-
                            established companies paying above-average
                            dividends.
----------------------------------------------------------------------------------------------------------------

T. Rowe Price New America   Seeks long-term growth of capital by investing         T. Rowe Price Associates,
Growth Subaccount           primarily in the common stocks of companies            Inc.
                            operating in sectors T. Rowe Price believes
                            will be the fastest growing in the U.S.
----------------------------------------------------------------------------------------------------------------

                                                                                          Adviser
         Subaccount                        Investment Objective               (and Sub-Adviser, as applicable)
--------------------------------------------------------------------------------------------------------------

T. Rowe Price Personal       Seeks the highest total return over time           T. Rowe Price Associates,
Strategy Balanced Subaccount consistent with an emphasis on both capital        Inc.
                             appreciation and income by investing in a
                             diversified portfolio typically consisting of
                             approximately 60% stocks, 30% bonds, and
                             10% money market securities.
--------------------------------------------------------------------------------------------------------------

T. Rowe Price Limited-Term   Seeks a high level of income consistent with       T. Rowe Price Associates,
Bond Subaccount              moderate fluctuation in principal value.           Inc.
                             Normally, the portfolio will invest at least 80%
                             of its net assets in bonds and 65% of total
                             assets in short- and immediate-term bonds. At
                             least 90% of the portfolio will consist of
                             investment grade bonds. The fund's dollar-
                             weighted average effective maturity will not
                             exceed five years.
--------------------------------------------------------------------------------------------------------------

T. Rowe Price Prime Reserve  Seeks preservation of capital, liquidity, and      T. Rowe Price Associates,
Subaccount                   consistent with these, the highest possible        Inc.
                             current income by investing in high-quality
                             U.S. dollar-denominated money market
                             securities.
--------------------------------------------------------------------------------------------------------------

T. Rowe Price International  Seeks long-term growth of capital through          T. Rowe Price International,
Stock Subaccount             investment primarily in the common stocks of       Inc.
                             established, non-U.S. companies. The manager
                             employs a growth style, and will invest in
                             developed and emerging countries throughout
                             the world with a focus on large and to a lesser
                             extent medium-sized companies. Normally, at
                             least 80% of the portfolio's net assets will be
                             invested in stocks.
---------------------------------------------------------------------------------------------------------------

                                      VAN ECK WORLDWIDE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond       Seeks high total return -- income plus capital     Van Eck Associates
Subaccount                   appreciation -- by investing globally,             Corporation
                             primarily in a variety of debt securities.
--------------------------------------------------------------------------------------------------------------

Van Eck Worldwide            Seeks long-term capital appreciation by            Van Eck Associates
Emerging Markets             investing primarily in equity securities in        Corporation
Subaccount                   emerging markets around the world. The fund
                             emphasizes investment in countries that have
                             relatively low gross national product per
                             capita, as well as the potential for rapid
                             economic growth.
--------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard       Seeks long-term capital appreciation by            Van Eck Associates
Assets Subaccount            investing primarily in "hard asset securities."    Corporation
                             For the fund's purpose, "hard asset securities"
                             are stocks, bonds, and other securities of
                             companies that derive at least 50% of gross
                             revenue or profit from exploration,
                             development, production or distribution of
                             precious metals, natural resources, real estate,
                             or commodities. Income is a secondary
                             consideration.
--------------------------------------------------------------------------------------------------------------

Purchase of Portfolio Shares by MONY America Variable Account L


   The Company purchases shares of each portfolio for the corresponding subaccount at net asset value, i.e., without a sales load. Generally, all dividends and capital gains distributions received from a portfolio are automatically reinvested in the portfolio at net asset value. The Company, on behalf of MONY America Variable Account L, may elect not to reinvest dividends and capital gains distributions. The Company redeems Fund shares at net asset value to make payments under the Policies.


   Fund shares are offered only to insurance company separate accounts. The insurance companies may or may not be affiliated with the Company or with each other. This is called "shared funding." Shares may also be sold to separate accounts to serve as the underlying investments for variable life insurance policies, variable annuity policies and qualified plans. This is called "mixed funding." Currently, the Company does not foresee any disadvantages to policy owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and any other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, the Company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices.


   The investment objectives of each portfolio are substantially similar to the investment objectives of the subaccount which purchases shares of that portfolio. No portfolio can assure you that its objective will be achieved. You will find more detailed information in the prospectus of each Fund that you received with this prospectus. The Funds' prospectuses include information on the risks of each portfolio's investments and investment techniques.





   The Company has entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of Variable Account L and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant.



   In addition, our affiliate, MONY Securities Corporation, the principal underwriter for the policies, will receive 12b-1 fees deducted from certain portfolio assets attributable to the policies for providing distribution and shareholder support services to some of the portfolios. Because the 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.



   The Funds' prospectuses accompany this prospectus and should be read carefully before investing.

                     DETAILED INFORMATION ABOUT THE POLICY


   The Account Value in MONY America Variable Account L and the Guaranteed Interest Account provide many of the benefits of the policy. The information in this section describes the benefits, features, charges, and other major provisions of the policies and the extent to which those benefits depend upon the Account Value. There may be differences in your policy such as differences in fees, charges and benefits because of the state or market where we issued your Policy. We will include any such differences in your policy.


Application for a Policy

   The policy design meets the needs of individuals and corporations that wish to purchase life insurance benefits on the lives of key employees, members of the employer's board of directors, certain selected independent contractors, or certain selected highly compensated employees. The policy may be sold together with other related policies forming a case. A purchaser must complete an application and personally deliver it to a licensed agent of the Company, who is also a registered representative of MONY Securities Corporation ("MSC"). The licensed agent submits the application to the Company. The policy may also be sold through other broker-dealers authorized under the law and by MSC. A policy can be issued on the life of an insured not less than 18 years of age and up to and including 80 years of age with evidence of insurability that satisfies the Company. The age of the insured is the age on his or her birthday nearest the date of the policy. The Company accepts the application subject to its underwriting rules, and may request additional information or reject an application.


   The minimum Target Death Benefit is generally $100,000. The minimum Specified Amount you may apply for is $100,000. The Specified Amount may be reduced to $50,000 if at least $50,000 amount of Adjustable Term Insurance Rider is added to the policy. However, the Company reserves the right to revise its rules at any time to require a different minimum Specified Amount and Target Death Benefit at issue for subsequently issued policies.


   Each policy is issued with a policy date. The policy date is used to determine the policy months and years, and policy monthly, quarterly, semi-annual and annual anniversaries. The policy date is stated on page 1 of the policy. The policy date will normally be the later of (1) the date that delivery of the policy is authorized by the Company ("Policy Release Date"), or
(2) the policy date requested in the application. No premiums may be paid with the application except under the temporary insurance procedures defined below.


  Tax-Free 'Section 1035' Exchanges



   The policy owner can generally exchange one life policy for another in a 'tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, the policy owner should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on the old policy. The other charges may be higher (or lower) for this policy and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, the policy owner may have to pay federal income tax and penalty taxes on the exchange. The policy owner should not exchange another policy for this one unless he or she determines, after knowing all the facts, that the exchange is in the policy owner's best interest and not just better for the person trying to sell the policy owner this policy (that person will generally earn a commission if the policy owner buys this policy through an exchange or otherwise).


  Temporary Insurance Coverage


   A Life Insurance Binder Agreement is available for use as a receipt of premium and to effect coverage prior to the issuance of any policies. It is designated to provide a specific amount of coverage for a limited period of time. Typically, this coverage will not exceed $2,000,000 nor will it usually extend beyond 90 days.

  Initial Premium Payment


   Once the application is approved and the policy owner is issued a policy, the balance of the first scheduled premium payment is payable and should be sent to our Operations Center at 1 MONY Plaza, Syracuse, New York, 13221. The scheduled premium payment specified in your policy must be paid in full when your policy is delivered. Your policy is effective the later of (1) acceptance and payment of the scheduled premium payment, or (2) the policy date requested in the application. If you do not request a policy date or if the policy date you request is earlier than the Policy Release Date, any premium balance you remit will be transferred to the Money Market Subaccount or the general account of the company (depending upon the state in which your contract is issued) until the Right to Return Policy Period has ended. The amount transferred would include amounts in the general account under the Binder Agreement, plus interest credited minus deductions from premiums. The monthly deduction due prior to or on the Policy Release Date will be made. If you request a Policy Date which is later than the Policy Release Date, the premium will be held in the general account until the policy date. On the Policy Date, premiums will be transferred to the Guaranteed Interest Account (except in Montana, where it will be transferred to the Money Market subaccount) until the Right to Return Policy Period ends. When the Right to Return Policy Period ends, we will allocate the premium plus interest credited (or earnings from the Money Market subaccount) among the subaccounts of MONY America Variable Account L, the Guaranteed Interest Account, and the general account pursuant to your instructions. (See "Right to Examine a Policy -- Right to Return Policy Period.")


  Policy Date

   The Company may approve the backdating of a policy. However, the policy may be backdated for not more than 6 months (a shorter period is required in certain states) prior to the date of the application. Backdating can be advantageous if it lowers the insured's issue age and results in lower cost of insurance rates. If the policy is backdated, the initial scheduled premium payment will include sufficient premium to cover the extra charges for the backdating period. Extra charges equal the monthly deductions for the period that the policy date is backdated (excluding mortality and expense charge).

  Risk Classification

   Insureds are assigned to underwriting (risk) classes. Risk classes are used in calculating the cost of insurance and certain rider charges. In assigning insureds to underwriting classes, the Company will normally use the medical or paramedical underwriting method. This method may require a medical examination of any proposed insured that does not meet the Company's guaranteed issue standards. The Company may use guaranteed issue underwriting when it is considered appropriate.

Right to Examine a Policy -- Right to Return Policy Period

   The Right to Return Policy Period follows the application for a policy and its issuance to the policy owner. The period runs to the latest of:

      (a) 45 days after Part I of the application is signed, or

      (b) 10 days (or longer in certain states) after the policy owner receives the policy, or

      (c) 10 days after the Company mails or personally delivers a notice of withdrawal right to the policy owner.

   During this period, the policy owner may cancel the policy.

Premiums

   The policy is a flexible premium policy. The policy provides considerable flexibility to the policy owner to determine the amount and frequency of premium payments.

  Premium Flexibility

   The Company requires you to pay an amount equal to at least one fourth of the Minimum Annual Premium to put the policy in effect. If the policy owner wants to pay premiums less often than annually, the premium required to put the policy in effect is equal to the lesser of:

      (a) The Minimum Annual Premium divided by the frequency of the scheduled premium payments, or

      (b) 25% of the Minimum Annual Premium.

   This Minimum Annual Premium will be based upon:

      (1) The policy's Specified Amount,

      (2) Any riders added to the policy, and

      (3) The insured's

          (a) Age,

          (b) Smoking status,


          (c) Gender (unless unisex cost of insurance rates apply, see "Deductions from Account Value-Cost of Insurance"), and


          (d) Underwriting class.

   The Minimum Annual Premium will be shown in the policy. Thereafter, subject to the limitations described below, the policy owner may choose the amount and frequency of premium payments to reflect varying financial conditions.


  Case Premiums



   The Company may, in its sole discretion, allow a reduced minimum case premium where the Company's rules for exceptions are met. Generally, to issue a policy, the Company requires the premiums for the first policy year for the policy or policies representing a case to equal or exceed $100,000.


  Scheduled Premiums

   When applying for a policy, a policy owner determines a scheduled premium payment. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time. Each policy owner will receive a premium reminder notice for the scheduled premium payment amount on an annual, semiannual, quarterly or monthly basis, at the policy owner's option. After the Minimum Annual Premium has been paid, the minimum scheduled premium for any policy is $100. Although reminder notices will be sent, the policy owner may not be required to pay scheduled premium payments.


   Payment of the scheduled premium payments will not guarantee that your policy will remain in effect. (See "Grace Period and Lapse".)


Choice of Definition of Life Insurance

   Your policy offers two death benefit qualification tests, which we use to calculate the minimum death benefit. You choose one of these tests on your application. Once you choose a test, you cannot change it.

   In general, you should choose the Cash Value Accumulation Test if you do not want to limit the amount of premiums you can pay into your policy. If you want to pay a premium that increases the net amount at risk, however, you need to provide us with satisfactory evidence of insurability before we can increase the death benefit.

   The minimum death benefit will generally be smaller under the Guideline Premium/Cash Value Corridor Test than under the Cash Value Accumulation Test resulting in a greater long-term Account Value. The Guideline Premium/Cash Value Corridor Test can result in lower cost of insurance deductions in later years because the net amount at risk is lower.

  Cash Value Accumulation Test

   If you choose the Cash Value Accumulation Test, your policy's minimum death benefit is the minimum death benefit for your policy to qualify as life insurance under Section 7702 of the Internal Revenue Code.


   This test determines what the death benefit should be in relation to your policy's Cash Value. In general, as your policy's Cash Value increases, the death benefit must also increase to ensure that your policy qualifies as life insurance under the tax code.



   Under the test, a policy's death benefit must be large enough to ensure that its cash surrender value is never larger than the net single premium required to fund future benefits under the policy. The net single premium under your policy varies according to the age, sex and risk class of the person insured by your policy. It is calculated using the guaranteed mortality charges and an interest rate that is the greater of 4% or the rate guaranteed in your policy at the time of issue. If the Cash Value Accumulation Test is selected, a table of death benefit percentages representing the net single premium will be in your policy.


  Guideline Premium/Cash Value Corridor Test


   If you choose the Guideline Premium/Cash Value Corridor Test, we calculate the minimum death benefit for your policy to qualify as life insurance (under
Section 7702 of the Internal Revenue Code) by multiplying your policy's Cash Value by a death benefit percentage.



   You'll find a table of death benefit percentages in Appendix A and in your policy. The death benefit percentage is based on the age of the person insured by the policy. When the insured is age 40 or younger the percentage is 250%, which is reduced as the person gets older.



   Under this test, the total premiums you pay less withdrawals cannot exceed your policy's guideline premium limit.


Guaranteed Death Benefit

   Generally, the policy remains in effect so long as the Account Value less Outstanding Debt is sufficient to pay the charges that maintain the policy. The charges that maintain the policy are deducted monthly from the Account Value. The Account Value of the policy is affected by:


      (1) the investment experience of any amounts in the subaccounts of MONY America Variable Account L,



      (2) the interest earned in the Guaranteed Interest Account, and



      (3) the deduction from Account Value of the various charges, costs, and expenses imposed by the policy provisions.



   This in turn affects the length of time the policy remains in effect without the payment of additional premiums. See "Grace Period and Lapse".


   When the policy owner applies for a policy, the policy owner will be able to choose the Guaranteed Death Benefit Rider. The Rider may extend the period that the Specified Amount of the policy and certain other rider coverages will remain in effect if the subaccounts suffer adverse investment experience. See "Guaranteed Death Benefit Rider".


  Modified Endowment Contracts


   The amount, frequency and period of time over which the policy owner pays premiums may affect whether the policy will be classified as a modified endowment contract. A modified endowment contract is a type of life insurance policy subject to different tax treatment than that given to a conventional life insurance policy. The difference in tax treatment occurs when the policy owner takes certain pre-death distributions from the policy. See "Tax Considerations".


  Unscheduled Premium Payments


   Generally, the policy owner may make premium payments at any time and in any amount as long as each payment is at least $250. However, if the premium payment the policy owner wishes to make exceeds the Scheduled Premium payments for the policy, the Company may reject or limit any unscheduled premium payment that would result in an immediate increase in the death benefit payable. An immediate increase would occur if the policy's death benefit equals a policy owner's Cash Value (plus any applicable Enhanced Cash Value) multiplied by a death benefit percentage as a result of the federal income tax law definition of life insurance. See "Death Benefits Under the Policy," and "Tax Considerations". However, such a premium may be accepted if satisfactory evidence of insurability is provided. If it is not received, the payment or a part of it may be returned. In addition, all or a part of a premium payment will be rejected and returned to the policy owner if it exceeds the maximum premium limitations prescribed by the federal income tax law definition of life insurance.


   Payments the policy owner sends to us will be treated as premium payments, and not as repayment of Outstanding Debt, unless the policy owner requests otherwise. If the policy owner requests that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be applied to the Account Value. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.

  Premium Payments Affect the Continuation of the Policy


   If the policy owner skips or stops paying premiums, the policy will continue in effect until the Account Value less any Outstanding Debt can no longer cover
(1) the monthly deductions from the Account Value for the policy, and (2) the charges for any optional insurance benefits added by rider. See "Grace Period and Lapse."



   The policy owner's Specified Amount is guaranteed to remain in effect as long as a Guaranteed Death Benefit Rider is in effect. See "Guaranteed Death Benefit Rider".


Allocation of Net Premiums


   Net premiums may be allocated to any number of the available subaccounts and to the Guaranteed Interest Account. Allocations must be in at least 1/100%. Allocation percentages must equal 100%.



   The policy owner may change the allocation of net premiums at any time by writing our Operations Center. The revised allocation percentages will be effective on the Valuation Date that we receive them.



   Unscheduled premium payments may be allocated either by percentage or by dollar amount. If the allocation is expressed in dollar amounts, the 1/100% limit on allocation percentages does not apply.

Death Benefits under the Policy


   When the policy is issued, the Company will determine the initial amount of insurance based on the instructions provided in the application. The death benefit consists of a "Specified Amount" of insurance coverage and, if desired, an additional amount of insurance coverage which is added by Adjustable Term Insurance Rider. The amount of the Adjustable Term Insurance Rider is defined by the Target Death Benefit. The Specified Amount is level until the Maturity Date unless changed by the policy owner. The Target Death Benefit can be scheduled at issue in level or increasing amounts over the lifetime of the insured. The minimum Target Death Benefit is generally $100,000. The minimum Specified Amount is $100,000, although the Specified Amount may be reduced to $50,000 if at least $50,000 of Adjustable Term Insurance Rider is added to the Policy. The Target Death Benefit and the Specified Amount will be shown on the specifications page of the policy.



   As described below, over time the base death benefit may vary from the Specified Amount. This may result from:


      (1)  The operation of a death benefit Option,


      (2) Increases to comply with the federal income tax law definition of life insurance,


      (3) Changes in the death benefit Option, or

      (4) Increases or decreases requested by the policy owner.


   The Adjustable Term Insurance Rider provides term insurance coverage which adjusts automatically to equal the difference between the Target Death Benefit and the base death benefit. The Adjustable Term Insurance Rider does not have a separate premium; the cost is included in the monthly deductions discussed below. Depending on your circumstances, it may be more cost efficient for you to purchase term insurance rather than increase your Specified Amount. See "Adjustable Term Insurance Rider".


   As long as the Policy remains in effect, the Company will, upon proof of the death of an Insured, pay the death benefit proceeds to the named beneficiary. Death benefit proceeds will consist of:


      (1) The base death benefit under the policy, plus



      (2) Any amount provided by the Adjustable Term Insurance Rider, less


      (3) Any Outstanding Debt (and, if in the Grace Period, further reduced by any overdue charges).


   Death benefit proceeds may be paid to a Beneficiary in a lump sum or under a payment plan offered under the Policy. We pay interest on the death benefit at an annual rate of at least 2.75% from the date of the insured's death until the date we pay the benefit. The Policy should be consulted for details.


Death Benefit Options

   Each policy owner may select one of two death benefit Options: Option 1 or Option 2. Generally, the policy owner designates the death benefit option in the application. If no option is designated, the Company assumes Option 2 has been selected. Subject to certain restrictions, you can change the death benefit option selected. As long as the policy is in effect, the death benefit under either option will never be less than the Specified Amount of the policy.


   Option 1 -- The base death benefit equals the greater of:



      (a) The Specified Amount in force on the date of death plus any increase in Account Value since the last monthly anniversary day, or



      (b) The Cash Value (plus any applicable Enhanced Cash Value) on the date of death multiplied by a death benefit percentage.

   The death benefit percentages vary according to the age of the insured and will be at least equal to the percentage defined in the Internal Revenue Code. The Internal Revenue Code addresses the definition of a life insurance policy for tax purposes. See "Tax Considerations". If you select the Guideline Premium/Cash Value Corridor Test, the death benefit percentage is 250% for insureds 40 or under, and it declines for older insureds. A table showing the death benefit percentages is in Appendix A to this prospectus and in your policy. If you seek to have favorable investment performance reflected in increasing Account Value, and not in increasing insurance coverage, you should choose Option 1.


   Option 2 -- The death benefit equals the greater of:


      (a) The Specified Amount in force on the date of death of the policy, plus the Account Value on the date of death, or



      (b) The Cash Value (plus any applicable Enhanced Cash Value) on the date of death multiplied by a death benefit percentage.


   The Account Value used in these calculations is determined as of the date of the insured's death. The death benefit percentage is the same as that used for Option 1 and is stated in Appendices A or B. The death benefit in Option 2 will always vary as Account Value varies. If you seek to have favorable investment performance reflected in increased insurance coverage, you should choose Option 2.


   In addition, the policy owner has the option at issue to select an Alternate Death Benefit Percentage. The Alternate Death Benefit Percentage may produce a higher base death benefit amount beginning the later of the Insured's age 55 or 10 years following policy issue. This Alternate Death Benefit Percentage grades back to the federal income tax law Death Benefit Percentage at the Maturity Date. Use of the Alternate Death Benefit Percentage results in a higher ratio of base death benefit to Account Value than that resulting from the use of the IRS' Death Benefit Percentage beginning the later of the Insured's age 55 or 10 years following Policy issue. This higher percentage then gradually reduces until, by the Maturity Date, it is equal to the ratio produced by the use of the IRS' Death Benefit Percentage. Although use of the Alternate Death Benefit Percentage results in a higher base death benefit than the IRS' Death Benefit Percentage, this higher base death benefit results in higher cost of insurance charges which has the effect of reducing the Account Value and consequently future base death benefits. The election of the Alternate Death Benefit Percentage may be eliminated at any time; once eliminated, it cannot be reinstated. (See Appendix B, E, and F for Alternate Death Benefit percentages.)


  Changes in Death Benefit Option


   The policy owner may request that the death benefit option under your policy be changed from Option 1 to Option 2, or Option 2 to Option 1. The policy owner may make a change by sending a written request to the Company's Operations Center. A change from Option 2 to Option 1 is made without providing evidence of insurability. A change from Option 1 to Option 2 will require satisfactory evidence of insurability. The effective date of a change requested between monthly anniversaries will be the next monthly anniversary after the change is accepted by the Company.



   If you change from Option 1 to Option 2, your policy's Specified Amount is reduced by the amount of the policy's Account Value at the date of the change. This maintains the base death benefit payable under Option 2 at the amount that would have been payable under Option 1 immediately prior to the change. The total base death benefit will not change immediately. The change to Option 2 will affect the determination of the base death benefit from that point on. As of the date of the change, the Account Value will be added to the new Specified Amount. The death benefit will then vary with the Account Value. This change will not be permitted if it would result in a new Specified Amount of less than $100,000.



   If you change from Option 2 to Option 1, the Specified Amount of the policy will be increased by the amount of the policy's Account Value at the date of the change. This maintains the base death benefit payable under Option 1 at the amount that would have been payable under Option 2 immediately prior to the change. The total base death benefit will not change immediately. The change to Option 1 will affect the determination of the base death benefit from that point on. The change to Option 1 will generally reduce the death benefit payable in the future.


   Increases in the Specified Amount resulting from a change in death benefit Option do not create new coverage segments. They increase the size of the oldest coverage segments of the Specified Amount. Therefore, cost of insurance and other charges are not computed separately for increases resulting from a death benefit Option change.

   Decreases due to a death benefit Option change will not reduce the Target Death Benefit but may reduce the Specified Amount. Any decrease associated with an Option change will maintain the net amount at risk for each coverage layer at the time of the change.


   A change in the death benefit option may affect the monthly cost of insurance charge since this charge varies with the net amount at risk. Generally, the net amount at risk is the amount by which the base death benefit exceeds Account Value. See "Deductions from Account Value -- Cost of Insurance." If the policy's base death benefit is not based on the death benefit percentage under Option 1 or 2, changing from Option 2 to Option 1 will generally decrease the net amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Option 1 to Option 2 will generally result in a net amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time. This results because the cost of insurance rates increase with the insured's age.


Changes in Death Benefit Amounts

   The policy owner may increase or decrease the Target Death Benefit subject to Company approval. The Target Death Benefit is the Specified Amount plus the benefit amount of the Term Insurance Rider. Increases or decreases in the Target Death Benefit can be done on a scheduled or unscheduled basis.

  Scheduled Increases in Target Death Benefits

   Increases to the Target Death Benefit may be scheduled:


      (1) At the time of application for the policy, or


      (2) At the time of the application for an unscheduled increase.


Scheduled increases will be effective on the requested date. A scheduled increase may only be made by increasing the amount of the Adjustable Term Insurance Rider. Since these increases are scheduled at issue, evidence of insurability will not be required at the time the increase becomes effective. Scheduled increases do not create new "coverage segments." Therefore, cost of insurance and other charges are not computed separately for such increases.


  Unscheduled Increases in Target Death Benefit


   A policy owner may request an unscheduled increase in the Target Death Benefit at any time after issue prior to the insured's age 81 (or age 70 for policies issued on a guaranteed basis). Additional evidence of insurability satisfactory to the Company will be required. An unscheduled increase will not be given for increments less than $10,000. Requests for an unscheduled increase must be made by written application to the Operations Center. The increase will become effective on the monthly anniversary that coincides with or follows the approval of the request by the Company.



   An unscheduled increase in the Target Death Benefit may consist of any combination of increases in Specified Amount and/or Adjustable Term Insurance Rider.


  . Unless otherwise indicated, any request for an unscheduled increase to the Target Death Benefit will be assumed to be a request for an increase to the Specified Amount.

  . An unscheduled increase in Specified Amount will increase the Target Death Benefit by an equal amount so that the Adjustable Term Insurance Rider amount will remain unchanged after the increase.


   An unscheduled increase in Specified Amount will create a new "coverage segment" for which cost of insurance and other charges are computed separately. If the Specified Amount is increased:

  .  Additional sales charges associated with the increase will be incurred.


  . The sales charge for the increase is calculated in a similar way as for the original Specified Amount. Premiums paid after the increase will be allocated to the original and the new coverage segments in the same proportion that the guideline annual premiums (defined by the federal income tax laws) for each segment bear to the sum of the guideline annual premiums for all segments.


  . The Company deducts a Sales Charge from each premium allocated to each segment up to the "Target Premium" paid in each year during the first ten policy years following an increase in Specified Amount.

  . The Target Premiums and the required premiums under the Guaranteed Death Benefit Rider, if applicable, will also be adjusted.

  .  The adjustment will be done prospectively to reflect the increase.

  . If the Specified Amount is increased at the same time that a premium payment is received, the increase will be processed before the premium payment is processed.

   If an unscheduled increase creates a new coverage segment of Specified Amount, the Account Value after the increase will be allocated:

      (1) first to the original coverage segment, and

      (2) second to each coverage segment in order of the increases.


      (3) Allocations will be in the same proportion that the guideline annual premiums (defined by the federal income tax laws) for each segment bear to the sum of the guideline annual premiums for all segments.



   Increasing the Specified Amount will generally increase the base death benefit of the policy. The amount of the change in the base death benefit will depend, among other things, on:


      (1) The death benefit Option chosen by the policy owner, and


      (2) Whether the base death benefit under the policy is being calculated using a Death Benefit Percentage at the time of the change.


Changing the Specified Amount could affect:


      (1) The subsequent level of the base death benefit while the policy is in effect, and


      (2) The subsequent level of policy values.

For example, an increase in Specified Amount may increase the net amount at risk under a policy, which will increase a policy owner's cost of insurance charges over time.

  Decreases In Target Death Benefits

   Any decrease in Specified Amount will reduce the Target Death Benefit of the policy and may reduce the Specified Amount of the policy at issue. Any decrease will be applied:


      (1) First to reduce the coverage segments of Adjustable Term Insurance Rider associated with the most recent increases, then

      (2) To the next most recent increases of Adjustable Term Insurance Rider successively, and last



      (3) To the original coverage segment of Adjustable Term Insurance Rider.



After all coverage segments of Adjustable Term Insurance Rider have been entirely eliminated, then coverage segments of the Specified Amount will be reduced in a similar order. A decrease will not be permitted if less than $10,000. In addition, no transaction will be permitted if the Specified Amount would fall below the required minimum to issue the policy at the time of the reduction.



   The required premiums under the Guaranteed Death Benefit Rider, if applicable, will be adjusted for the decrease in death benefits. If the Target Death Benefit or Specified Amount is decreased, target premiums will also be adjusted for the decrease. If the Target Death Benefit is decreased at the same time that a premium payment is received, the decrease will be processed before the premium payment is processed. Decreases become effective on the monthly anniversary following the approval of the request by the Company.



   The Company reserves the right to reject a requested decrease. Decreases will not be permitted if the decrease would result in a Specified Amount or Target Death Benefit which is less than the Specified Amount or Target Death Benefit the Company then allows. If a requested change is not approved, we will send you a written notice of our decision. See "Tax Considerations."





   Decreasing the Specified Amount will generally decrease the base death benefit. The amount of change in the base death benefit will depend, among other things, on:


      (1) The death benefit Option chosen, and


      (2) Whether the base death benefit under the policy is being calculated using a death benefit percentage at the time of the change.



Changing the Specified Amount could affect the subsequent level of the base death benefit while the policy is in effect and the subsequent level of policy values. For example, a decrease in Specified Amount may decrease the net amount at risk, which will decrease a policy owner's cost of insurance charges over time.


   Decreases due to a death benefit Option change will not reduce the Target Death Benefit but may reduce the Specified Amount. Any decrease associated with an Option change will maintain the net amount at risk for each coverage layer at the time of the change.


   Adjusting the Death Benefit may have tax consequences. You should consult a tax adviser before adjusting the Death Benefit.


Guaranteed Death Benefit Rider


   When the policy owner applies for a policy, the policy owner may also elect the Guaranteed Death Benefit Rider. This Rider may extend the period the Specified Amount of the policy remains in effect and requires that premiums (less any partial surrenders and their fees) at least equal to the cumulative Monthly Guaranteed Premium must have been paid and the Account Value of the Policy must exceed Outstanding Debt for the Rider to remain in effect.



   If the premiums you have paid do not equal or exceed this amount, the Rider will automatically end. In addition, this rider will automatically end at the insured's age 95 ("Guarantee Period"). An extra charge will be deducted from the Account Value each month during the Guarantee Period. This charge will end at the conclusion of the Guarantee Period, and it will end if on any monthly anniversary date you have not paid the amount of premiums the Rider requires you to pay. See "Deductions from Account Value -- Guaranteed Death Benefit Charge."

   On each monthly anniversary day we test to determine whether you have paid the amount of premiums required to keep the Guaranteed Death Benefit Rider in effect. To remain in effect, we make two tests. Under the first test the Account Value must exceed Outstanding Debt. Under the second test, we:


      (1) total the actual premiums you have paid for the policy, and

      (2) subtract the amount of partial surrenders (and associated fees).

The result must equal or exceed:

      (1) the Monthly Guarantee Premium for the Rider, times

      (2) the number of complete months since the policy date.


If the policy meets both tests on the monthly anniversary day, the Rider remains in effect until the next monthly anniversary date. If the policy fails to meet either test, we will send you a notice that requires you to pay additional premiums within the time specified in the notice. This time is called the "grace period." If you fail to pay the additional premiums required, the Guarantee Period, and therefore the Rider, will end. Once ended, the Rider can not be reinstated.



   The grace period for this Rider is explained in the section called "Grace Period and Lapse -- If Guaranteed Death Benefit Rider Is in Effect."


   Please refer to the policy for additional information on the Guaranteed Death Benefit Rider.

   The Guaranteed Death Benefit Rider is not available on policies offered or issued for delivery to residents of the Commonwealth of Massachusetts or the State of Texas.

Other Optional Insurance Benefits


   Subject to certain requirements, you may elect to add one or more of the optional insurance benefits described below. Optional insurance benefits are added when you apply for your policy. These other optional benefits are added to your policy by an addendum called a Rider. A charge is deducted monthly from the Account Value for each optional benefit added to your policy. See "Charges and Deductions." The amounts of these benefits are fully guaranteed at issue. You can cancel these benefits at any time. Certain restrictions may apply and are described in the applicable Rider. In addition, adding or canceling these benefits may have an effect on your policy's status as a modified endowment contract. See "Tax Considerations." An insurance agent authorized to sell the policy can describe these extra benefits further.


   From time to time we may make available riders other than those listed below. Contact an insurance agent authorized to sell the policy for a complete list of the riders available.


  Adjustable Term Insurance Rider



   The policy can be issued with an Adjustable Term Insurance Rider as a portion of the total death benefit. This Rider provides term life insurance on the life of the insured, which is annually renewable to attained age 95. As described below, the amount of coverage provided by the Rider varies over time.



   When the policy is issued, a schedule of death benefit amount called the "Target Death Benefit" is established. The Target Death Benefit may be varied as often as each policy year, and subject to the Company's rules, may be changed after issue. See "Death Benefits Under the Policy."



   The amount of the Adjustable Term Insurance Rider in effect at any time is equal to the difference between the scheduled Target Death Benefit and the base death benefit in effect. The Rider is dynamic, it adjusts for variations in the base death benefit under the policy (e.g., changes resulting from the federal income tax law definition of life insurance). The Company generally restricts the amount of the Target Death Benefit at issue to an amount not more than 900% of the Specified Amount. For example, if the Specified Amount is $100,000 then the maximum amount of the Target Death Benefit allowed is $900,000.


   For example, assume the base death benefit varies according to the following schedule. The Adjustable Term Insurance Rider will adjust to provide death proceeds equal to the Target Death Benefit each year.


                                                      Term Insurance Rider
   Base Death Benefit       Target Death Benefit             Amount
   ------------------       --------------------      --------------------
        $500,000                  $550,000                   $50,000
        $501,500                  $550,000                   $48,500
        $501,250                  $550,000                   $48,750


   Since the Adjustable Term Insurance Rider is dynamic, it is possible that the Rider may be eliminated entirely as a result of increases in the base death benefit. Using the above example, if the base death benefit grew to $550,000, the Adjustable Term Insurance Rider would be reduced to zero. (It can never be reduced below zero.) Even though the Rider amount is reduced to zero, the Rider will remain in effect until it is removed from the policy. Therefore, if the base death benefit is subsequently reduced below the Target Death Benefit, a Rider amount will reappear as needed to maintain the Target Death Benefit at the requested level.



   There is no defined premium for the Adjustable Term Insurance Rider. The cost of the Rider is added to the monthly deductions, and is based on the insured's attained age and premium class. The Company may adjust the rate charged for the Rider from time to time, but any rate will remain the same for one year. The rate will never exceed the guaranteed cost of insurance rates for the Rider for that policy year. The cost for the Rider is added to the Company's calculation of the Monthly Guarantee Premium and to the calculation of the Minimum Annual Premium.



   There may be times in which it will be to your economic advantage to include a significant portion of your insurance coverage under a term rider. These circumstances depend on many factors, including the premium levels and amounts and duration of coverage you choose, as well as the age, sex, and rate class of the insured.


Benefits at Maturity and Maturity Extension Rider


   The maturity date for this policy is the policy anniversary on which the insured is age 95. If the insured is living on the maturity date, the Company will pay to you, as an endowment benefit, the Account Value of the policy less Outstanding Debt. Ordinarily, the Company pays within seven days of the policy anniversary. Payments may be postponed in certain circumstances. See "Payments."



   At your option, payment of the benefit may be deferred until the date of the insured's death (Maturity Extension Rider). Death proceeds payable immediately after the maturity date equal the Surrender Value (as defined below under "Policy Values") of the policy multiplied by the death benefit percentage at the insured's age 95. Premiums will not be accepted, nor will monthly deductions be made, after the maturity date.



   Please refer to the policy for additional information on the Maturity Extension Rider. This rider is available only in states where approval has been received. The tax consequences of continuing the policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep a policy in force beyond the insured's 100th year.



Enhanced Cash Value Rider



   At no cost to you, the Company will add the applicable Enhanced Cash Value Rider to your policy when the policy is issued. During the first eight policy years, this benefit will increase your Cash Value when you make a full surrender of the policy. The Company will also use this increase to compute your death benefit. This enhanced amount, however, is not added to your Account Value should you make a partial surrender or take a loan from your policy, or if you purchased your policy by means of an exchange.

   Specifically, during the first eight policy years (and if the conditions of the Rider are met), the Company will increase the amount payable upon full surrender of the policy by a maximum additional percentage of Cash Value in each policy year as follows:



                                             Enhanced Cash Value
             Policy Year                         Percentage
             -----------                         ----------
                1                                   5.0%
                2                                   7.0%
                3                                   7.0%
                4                                   6.0%
                5                                   5.0%
                6                                   3.0%
                7                                   2.0%
                8                                   1.0%
             9 and later                            0.0%



   The Company will continue to deduct any Outstanding Debt from the amount payable at full surrender.



   Coverage under the Enhanced Cash Value Rider will end on the earliest of (a) the date your policy goes out of force, (b) the eighth policy anniversary of your policy, or (c) the Valuation Date we receive your request to terminate the Rider. Please see the Rider for more details.

Policy Values

  Account Value

   The Account Value is the sum of the amounts under the policy held in each subaccount of MONY America Variable Account L and any Guaranteed Interest Account. It also includes the amount set aside in the Company's loan account, and any interest, to secure Outstanding Debt.


   On each Valuation Date, the part of the Account Value allocated to any particular subaccount is adjusted to reflect the investment experience of that subaccount. On each monthly anniversary day, the Account Value also is adjusted to reflect the assessment of the monthly deduction. See "Determination of Account Value". No minimum amount of Account Value allocated to a particular subaccount is guaranteed. A policy owner bears the risk for the investment experience of Account Value allocated to the subaccounts. Please note: during extended periods of low interest rates, the yields of the money market subaccount may become extremely low and possibly negative.


  Surrender Value


   The owner can surrender a policy at any time while the insured is living and receive its Cash Value less any Outstanding Debt. If you surrender your policy during the first eight policy years, you may be eligible to have an enhanced cash value percentage added to your Cash Value. See "Enhanced Cash Value Rider" above. The Cash Value of the policy equals the Account Value plus any applicable refund of sales charges. Thus, the Cash Value will exceed the policy's Account Value by the refund amount in the three years following policy issuance. Once the refund of sales charges has expired, the Cash Value will equal the Account Value (less any Outstanding Debt). See "Full Surrender".


Determination of Account Value

   Although the death benefit under a policy can never be less than the policy's Specified Amount, the Account Value will vary. The Account Value varies depending on several factors:

  .  Payment of premiums.

  .  Amount held in the Loan Account to secure any Outstanding Debt.

  .  Partial surrenders.

  .  The charges assessed in connection with the policy.

  .  Investment experience of the subaccounts.

  .  Amounts credited to the Guaranteed Interest Account.

There is no guaranteed minimum Account Value and you bear the entire risk relating to the investment performance of Account Value allocated to the subaccounts.

   The Company invests amounts allocated to the subaccounts in shares of the corresponding portfolios of the Funds. The values of the subaccounts reflect the investment experience of the corresponding portfolio. The investment experience reflects:

  .  The investment income.

  .  Realized and unrealized capital gains and losses.

  .  Expenses of a portfolio including the investment adviser fee.

  .  Any dividends or distributions declared by a portfolio.

Any dividends or distributions from any portfolio of the Funds are reinvested automatically in shares of the same portfolio. However, the Company, on behalf of MONY America Variable Account L, may elect otherwise. The subaccount value will also reflect the mortality and expense risk charges the Company makes each day to the Variable Account.


   Amounts allocated to the subaccounts are measured in terms of units. Units are a measure of value used for bookkeeping purposes. The value of amounts invested in each subaccount is represented by the value of units credited to the policy for that subaccount. (See "Calculating Unit Values for Each Subaccount".) On any day, the amount in a subaccount of MONY America Variable Account L is equal to the unit value times the number of units in that subaccount credited to the policy. The units of each subaccount will have different unit values.


   Units of a subaccount are purchased (credited) whenever net premiums or transfer amounts (including transfers from the loan account) are allocated to that subaccount. Units are redeemed (debited) to:

  .  Make partial surrenders.

  .  Make full surrenders.

  . Transfer amounts from a subaccount (including transfers to the loan account).

  .  Pay the death benefit when the insured dies.

  .  Pay monthly deductions from the policy's Account Value.

  .  Pay policy transaction charges.

  .  Pay partial surrender fees.

The number of units purchased or redeemed is determined by dividing the dollar amount of the transaction by the unit value of the affected subaccount, computed after the close of business that day. The number of units changes only as a result of policy transactions or charges. The number of units credited will not change because of later changes in unit value.


   Transactions are processed when a premium or an acceptable written request is received at the Company's Operations Center. If the premium or request reaches the administrative office on a day that is not a Valuation Date, or after the close of business on a Valuation Date (after 4:00 p.m. Eastern Time), the transaction date will be the next Valuation Date. All policy transactions are performed as of a Valuation Date. If a transaction date or monthly anniversary day occurs on a day other than a Valuation Date (e.g., Saturday), the calculations will be done on the next day that the New York Stock Exchange is open for regular trading.


Calculating Unit Values for Each Subaccount

   The Company calculates the unit value of a subaccount on any Valuation Date as follows:

      (1) Calculate the value of the shares of the portfolio belonging to the subaccount as of the close of business that Valuation Date. This calculation is done before giving effect to any policy transactions for that day, such as premium payments or surrenders. For this purpose, the net asset value per share reported to the Company by the managers of the portfolio is used.

      (2) Add the value of any dividends or capital gains distributions declared and reinvested by the portfolio during the valuation period. Subtract from this amount a charge for taxes, if any.


      (3) Divide the resulting amount by the number of units held in the subaccount on the Valuation Date before the purchase or redemption of any units on that Date.


The unit value of each subaccount on its first Valuation Date was set at $10.00.

Transfer of Account Value


   You may transfer Account Value among the subaccounts after the Right to Return Policy Period by writing to our Operations Center. Currently, there is:



      (1) no limitation on the number of transfers between subaccounts,



      (2) no minimum amount required for a transfer, or



      (3) no minimum amount required to remain in a given subaccount after a transfer.



   After the Right to Return Policy Period, Account Value may also be transferred from the subaccounts to the Guaranteed Interest Account. Transfers from the Guaranteed Interest Account to the subaccounts will only be permitted in the policy month following a policy anniversary as described in "The Guaranteed Interest Account."



Transfers by Third Party



   As a general rule and as a convenience to you, we allow you to give third parties the right to effect transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the portfolios underlying the policy, can result in higher costs to policy owners, and are generally not compatible with the long-range goals of policy owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the policies and the management of the Funds share this position.


Right to Exchange Policy


   During the first 24 months following the policy date, you may exchange your policy for one which the investment experience is guaranteed. To accomplish this, the entire amount in the subaccounts of MONY America Variable Account L is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your policy for the equivalent of a flexible premium universal life policy. See "The Guaranteed Interest Account." No charge is imposed on the transfer when you exercise the exchange privilege.

Policy Loans


   The policy owner may borrow money from the Company at any time using the policy as security for the loan. A loan is taken by submitting a proper written request to the Company's Operations Center. A policy owner may take a loan any time a policy is in effect. The minimum amount a policy owner may borrow is $250 (except for policies offered or issued in Connecticut where the minimum amount is $200). The maximum amount that may be borrowed at any time is 90% of the Account Value of the policy less any Outstanding Debt on the date of the loan. (If you request a loan on a monthly anniversary day, the maximum loan is reduced by the monthly deduction due on that day.) The Outstanding Debt is the cumulative amount of outstanding loans and loan interest payable to the Company at any time.


   Loan interest is payable in arrears on each policy anniversary at an annual rate of 4.6%. Interest on the full amount of any Outstanding Debt is due on the policy anniversary, until the Outstanding Debt is repaid. If interest is not paid when due, it will be added to the amount of the Outstanding Debt.


   The owner may repay all or part of the Outstanding Debt at any time while the policy is in effect. Only payments shown as loan or interest payments will be treated as such. If a loan repayment is made which exceeds the Outstanding Debt, the excess will be applied as a scheduled premium payment. The payment will be subject to the rules on acceptance of premium payments.



   When a loan is taken, an amount equal to the loan is transferred out of the policy owner's Account Value into the loan account to secure the loan. The entire amount of the loan will be allocated against the Guaranteed Interest Account and each subaccount in the same proportion that the account value held in the Guaranteed Interest Account and each subaccount bears to the Account Value in all such accounts. On each policy anniversary, an amount equal to the loan interest due and unpaid for the policy year will be transferred to the loan account. The transfer is made from the subaccounts and the Guaranteed Interest Account on a proportional basis.



   The loan account is part of the Company's general account. Amounts held in the loan account are credited monthly with an annual rate of interest not less than 4.0%. After the tenth policy anniversary, the annual interest rate that applies to the Loan Account is expected to be 0.3% higher than otherwise applicable. As of July 10, 2000 in states where approval has been given for the declaration of interest on a daily basis the increase in the interest rate after the tenth policy year may not apply. The tax consequences associated with loans after the tenth policy year are unclear and a tax adviser should be consulted about such loans.


   Loan repayments release funds from the loan account. Unless you request otherwise, amounts released from the loan account will be transferred into the subaccounts and Guaranteed Interest Account pursuant to your most recent valid allocation instructions for scheduled premium payments. In addition, any interest earned on the amount held in the Loan Account will be transferred each policy anniversary to each of the subaccounts and the Guaranteed Interest Account on the same basis.

   Amounts held in the loan account to secure Outstanding Debt forego the investment experience of the subaccounts and the current interest rate of the Guaranteed Interest Account. Thus Outstanding Debt, whether or not repaid, has a permanent effect on your policy values and may have an effect on the amount and duration of the death benefit. If not repaid, the Outstanding Debt will be deducted from the amount of the death benefit upon the death of the insured, or the Cash Value paid upon surrender or maturity.


   Outstanding Debt may affect the length of time the policy remains in effect. Unless the Guaranteed Death Benefit Rider is in effect, the policy will lapse when (1) the Account Value minus Outstanding Debt is insufficient to cover the monthly deduction against the policy's Account Value on any monthly anniversary day, and (2) the minimum payment required is not made during the grace period. Moreover, the policy may enter the grace period more quickly when Outstanding Debt exists, because the Outstanding Debt is not available to cover the monthly deduction. In addition, the guarantee period under the Guaranteed Death Benefit Rider may end if Outstanding Debt exceeds the Account Value of the policy. Additional payments or repayments of a part of Outstanding Debt may be required to keep the Policy or Rider in effect. See "Grace Period and Lapse."

   A loan will not be treated as a distribution from your policy and will not result in taxable income to you unless your policy is a modified endowment contract. If your policy is a modified endowment contract, a loan will be treated as a distribution that may be considered taxable income. If your policy lapses with an outstanding loan balance, there could be adverse federal income tax consequences depending on the particular facts and circumstances. For example, if your policy lapses with an outstanding loan balance, you can have ordinary income to the extent the outstanding loan exceeds your investment in the policy (i.e. generally premiums paid less prior non-taxable distributions). For more information on the tax treatment of loans, see "Tax Considerations."


Full Surrender


   A policy owner may fully surrender a policy at any time during the life of the insured. The amount received for a full surrender is the policy's Cash Value plus (1) any amount added to Cash Value by the Enhanced Cash Value Rider, less (2) any Outstanding Debt. For purposes of calculating the Cash Value, the net asset value of shares of the portfolios of the applicable subaccounts will be determined on (1) the Valuation Date that we receive your request at our Operations Center, or (2) on the next Valuation Date if that day is not a Valuation Date.



   A policy owner may surrender a policy by sending a written request together with the policy to the Company's Operations Center. The proceeds will be determined as of the end of the valuation period during which the request for surrender is received. A policy owner may elect to (1) have the proceeds paid in cash, or (2) apply the proceeds under a payment plan offered under the policy. See "Payment Plan Settlement Provisions." For information on the tax effects of surrender of a policy, see "Tax Considerations."


Partial Surrender


   With a partial surrender, the policy owner obtains a part of the Account Value of the policy without having to surrender the policy in full. The policy owner may request a partial surrender beginning in the first policy year in states where approval has been received. In states where approval has not been received, the policy owner may request a partial surrender after the first policy anniversary. The partial surrender and the corresponding calculation of net asset value will take effect on (1) the Valuation Date that we receive your request at our Operations Center, or (2) on the next Valuation Date if that day is not a Valuation Date. There is currently no limit on the number of partial surrenders allowed in a policy year but the Company reserves the right to limit the number of partial surrenders to 12 per policy year.



   The partial surrender minimum is $500 (plus the applicable fee). In addition, the policy's Account Value less Outstanding Debt must be at least $500 after the partial surrender. In addition, the partial surrender must not reduce the Target Death Benefit or Specified Amount below the minimum we require to issue the policy.



   The policy owner may make a partial surrender by submitting a proper written request to the Company's Operations Center. As of the effective date of any partial surrender, the policy owner's Account Value and Surrender Value are reduced by the amount surrendered (plus the applicable fee). The amount of the partial surrender (plus the applicable fee) will be deducted proportionately from the policy owner's Account Value in the subaccounts and the Guaranteed Interest Account.





   When a partial surrender is made and you selected death benefit Option 1, the Target Death Benefit and the base death benefit of your policy is generally decreased by the amount of the partial surrender (plus its fee). If the reduced base death benefit is less than the Specified Amount in force on that day, the Specified Amount will be decreased to equal that reduced base death benefit.



   The Target Death Benefit in force must also be adjusted as follows:



      (1) if the base death benefit before the partial surrender is less than the Target Death Benefit, the Target Death Benefit will be reduced by the amount of the Partial Surrender (plus its applicable fee), less the amount of the partial surrender.

      (2) if the base death benefit before the partial surrender is greater than or equal to the Target Death Benefit, the Target Death Benefit under the policy is reduced by the lesser of:



          (a) the amount of the partial surrender, plus its applicable fee; or



          (b) the amount, if any, that the Target Death Benefit exceeds the difference between the base death benefit and the amount of the partial surrender including any applicable fee.



   When a partial surrender is made and you selected death benefit Option 2, the Target Death Benefit is generally decreased by the amount of the partial surrender (plus the amount of the partial surrender fee). The partial surrender will not change the Specified Amount of the policy. However, the partial surrender will reduce the base death benefit by the amount of the partial surrender. If the Option 2 death benefit is based upon the Cash Value times the death benefit percentage, a partial surrender may cause the base death benefit to decrease by an amount greater than the amount of the partial surrender. The Target Death Benefit under the policy is reduced by:



      (1) if the base death benefit before the partial surrender is less than the Target Death Benefit, the Target Death Benefit will be reduced by the amount of the partial surrender (plus its applicable fee), or



      (2) if the base death benefit prior to the partial surrender is greater than the Target Death Benefit, Target Death Benefit will be reduced by the lesser of:



          (a) the amount of the partial surrender, plus its applicable fee; or



          (b) the amount, if any, that the Target Death Benefit exceeds the difference between the base death benefit and the amount of the partial surrender. See "Death Benefits Under the Policy."



   There is a fee for each partial surrender of the lesser of $25 or 2% of the partial surrender amount. See "Charges and Deductions -- Transaction and Other Charges."



   For information on the tax treatment of partial surrenders, see "Tax Considerations."


Grace Period and Lapse

   Your policy will lapse only when:

      (1) The Account Value less Outstanding Debt is insufficient to cover the current monthly deduction against the policy's Account Value on any monthly anniversary day, and

      (2) A 61-day Grace Period expires without the policy owner making a sufficient payment.

  If Guaranteed Death Benefit Rider Is Not in Effect


   To avoid lapse if (1) an insufficiency occurs, and (2) a Guaranteed Death Benefit Rider is not in effect, the policy owner must pay the required amount during the Grace Period. When an insufficiency occurs, you may also be required to pay any unpaid loan interest accrued for the policy year. The interest amount will also have to be paid prior to the end of the Grace Period.



   We will reject any payment if it means your total premium payments will exceed the maximum permissible premium for your policy's Specified Amount under the Internal Revenue Code. This may happen when the policy owner has Outstanding Debt. In this event, the policy owner could repay enough of the Outstanding Debt to avoid termination. The policy owner may also wish to repay an additional part of the Outstanding Debt to avoid recurrence of the potential lapse. If premium payments have not exceeded the maximum permissible premiums, the policy owner may wish to make larger or more frequent premium payments to avoid recurrence of the potential lapse.


   If the Account Value less Outstanding Debt will not cover the entire monthly deduction on a monthly anniversary day, we will deduct the amount that is available. We will notify the policy owner (and any assignee of record) of the payment required to keep your policy in effect. You will then have a grace period of 61 days, from the date the notice was sent, to make the payment. The payment required is:

      (1) the amount of the monthly deduction not paid, plus


      (2) any accrued loan interest due during the Grace Period, plus



      (3) not less than two succeeding monthly deductions (or the number of monthly deductions remaining until the next scheduled premium due date, if more than two).





(See "Charges and Deductions -- Deductions from Premiums"). The policy will remain in effect through the Grace Period. If the owner fails to make the required payment within the Grace Period, the coverage under the policy will end and your policy will lapse. Required premium payments made during the Grace Period will be allocated among the subaccounts and the Guaranteed Interest Account. The allocation is made in according to your current scheduled premium payment allocation instructions. Any monthly deduction due will be charged proportionately to the subaccounts and the Guaranteed Interest Account. If the insured dies during the grace period, the death benefit proceeds will equal:


      (1) The amount of the death benefit immediately prior to the start of the grace period, reduced by

      (2) Any unpaid monthly deductions and any Outstanding Debt. (For policies offered to residents of, or issued for delivery in, the State of New Jersey, the unpaid monthly deductions cannot exceed the minimum premium for the following month.)

  If Guaranteed Death Benefit Rider Is in Effect

   The Specified Amount of your policy will not lapse during the guarantee period even if the Account Value less Outstanding Debt is not enough to cover all the deductions from the Account Value on any monthly anniversary day if:

      (1) A Guaranteed Death Benefit Rider is in effect, and

      (2) The test for continuation of the guarantee period has been met.


See "Guaranteed Death Benefit Rider".



   While the Guaranteed Death Benefit Rider is in effect, the Account Value of the policy may be reduced by monthly deductions but not below zero. During the guarantee period, we will waive any monthly deduction that will reduce the Account Value below zero. If the Guaranteed Death Benefit Rider is ended, the normal test for lapse will resume. The Guaranteed Death Benefit Rider does not guarantee the continuation of any Adjustable Term Insurance Rider.


  Reinstatement

   We will reinstate a lapsed policy at any time:


      (1) before the maturity date, and



      (2) within five years after the monthly anniversary day which precedes the start of the Grace Period.


   To reinstate a lapsed policy we must also receive:




      (1) a written application from you;



      (2) evidence of insurability satisfactory to us;



      (3) payment of a premium large enough to cover the balance that was needed to be paid during the grace period (see "Grace Period and Lapse," above);

      (4) payment of a premium at least sufficient to keep your policy in effect for three months after the reinstatement date;



      (5) payment of any Outstanding Debt or reinstatement of any Outstanding Debt, plus payment of any interest on Outstanding Debt from the date of reinstatement to the next succeeding policy anniversary day at a rate that applies to policy loans on the date of reinstatement, and



      (6) payment of the $150 reinstatement fee.


   When your policy is reinstated, the Account Value will be equal to the Account Value on the date of the lapse subject to the following:

      (1) Any Outstanding Debt on the date of lapse must be paid or reinstated.

      (2) No interest on amounts held in our loan account to secure Outstanding Debt will be paid or credited between lapse and reinstatement.

Reinstatement will be effective as of the monthly anniversary day on or proceeding the date of approval by us. At that time, the Account Value minus, if applicable, Outstanding Debt will be allocated among the subaccounts and the Guaranteed Interest Account pursuant to your most recent scheduled premium payment allocation instructions.



Deductions from Premiums

   The sales charge and tax charges are deducted from the gross premium prior to applying the net premium to the Account Value. The sales charge is deducted from gross premium only up to Target Premium. Tax charges are deducted against the entire gross premium.


Sales Charge -- During the first ten policy years and during the ten policy years following an increase in Specified Amount -- 9%.
                After the tenth policy year -- 0%



   The Target Premium is an amount equal to the maximum amount of premium which may be paid for a death benefit Option 1 policy without violating the limits imposed by the federal income tax law definition of a modified endowment contract. See "Modified Endowment Contracts." The Target Premium is not based on scheduled premium. The Target Premium for the policy and Specified Amount coverage segments added since the policy date will be stated in the policy.



   The sales charge compensates us for the cost of distributing the policies. This charge is not expected to be enough to cover sales and distribution expenses for the policies. Expenses in excess of the sales charges may be recovered from other charges, including amounts indirectly derived from the charge for mortality and expense risks and mortality gains.


   A portion of the sales charges previously deducted from premium payments may be refunded if:

      (1) the policy is surrendered in the first three policy years, and

      (2) the policy is not in default.

Year of Surrender             Amount of Refund
-----------------             ----------------
First policy year............ Sum of all sales charge deductions in that year
Second policy year........... 66.67% of sales charge deductions in the first policy year
Third policy year............ 33.33% of sales charge deductions in the first policy year

   No refund will be paid if the policy is in default.


Tax Charges -- State and local premium tax -- currently 0%-4%.
               Federal tax for deferred acquisition costs of the Company -- 1.25%



   All states levy taxes on life insurance premium payments. These taxes vary from state to state and may vary from jurisdiction to jurisdiction within a state. Currently, these taxes range from 0% to 4%. We deduct an amount equal to the actual premium tax imposed by the applicable jurisdiction. The charge is used to pay the premium taxes and we do not expect to profit from this charge.



   The 1.25% current charge against each premium covers our estimated cost for the federal income tax treatment of deferred acquisition costs. This is determined solely by the amount of life insurance premiums received. We believe this charge is reasonable in relation to our increased federal tax burden under IRC Section 848 resulting from the receipt of premium payments. No charge will be deducted where premiums received from you are not subject to this tax.


   We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us. In addition, if an insured changes his or her place of residence, we should be notified of the change. Any change in the tax rate will be effective upon receipt of the next premium payment following the date the Company is notified of the tax rate change.

Deductions from Account Value

   A charge called the Monthly Deduction is deducted from the Account Value on each monthly anniversary day. The Monthly Deduction consists of the following items:

Cost of Insurance -- This charge compensates us for the anticipated cost of paying death benefits in excess of Account Value to insureds' beneficiaries. The amount of the charge is equal to a current cost of insurance rate multiplied by the net amount at risk under the policy at the beginning of each policy month. Here, net amount at risk equals the death benefit payable at the beginning of the policy month less the Account Value at that time.

   The policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables. (Where unisex cost of insurance rates apply, the 1980 Commissioners Ordinary Smoker and Nonsmoker Mortality Table B applies.) These rates are based on the age and underwriting class of the insured. They are also based on the gender of the insured. Unisex rates are used where appropriate under applicable law. As of the date of this prospectus, we charge "current rates" that are lower (i.e., less expensive) than the guaranteed rates. We may change current rates in the future. Like the guaranteed rates, the current rates also vary with the age, gender, smoking status, and underwriting class of the insured. In addition, they also vary with the policy duration. The cost of insurance rate generally increases with the age of the insured.

   Lower cost of insurance rates are offered at most ages for insureds who:

      (1) qualify for the standard underwriting class, and

      (2) whose applications are fully underwritten (i.e., subject to evidence of the insured's insurability).

   Current insurance rates are generally higher if the policies are issued on a guaranteed issue basis, where evidence of insurability is not required. Policies issued to employers, trustees and similar entities are often issued on a guaranteed issue basis. Only limited underwriting information is obtained when underwriting on a guaranteed issue basis. Therefore, policies in this underwriting class may present an additional mortality expense to us relative to fully underwritten policies. The additional risk is generally reflected in higher current insurance rates, which are nevertheless guaranteed not to exceed the 1980 Commissioners' Standard Ordinary Mortality Tables.

   We may offer insurance coverage up to $2.5 million on a guaranteed issue or simplified issue basis under policies in a single case that meet our requirements at the time of policy issue.


   If there have been increases in the Specified Amount, then for purposes of calculating the cost of insurance charge, the Account Value will first be applied to the initial Specified Amount. If the Account Value exceeds the initial Specified Amount, the excess will then be applied to any increase in Specified Amount in the order of the increases. If the base death benefit equals the Surrender Value multiplied by the applicable death benefit percentage, any increase in Account Value will cause an automatic increase in the base death benefit. The underwriting class and duration for such increase will be the same as that used for the most recent increase in Specified Amount (that has not been eliminated through a later decrease in Specified Amount).



Mortality and Expense First 10 policy years -- .05% per month of Account Value allocated to
Risk Charge --        MONY America Variable Account L which is equivalent to an annual rate of .60% of Account Value allocated to MONY America Variable
                      Account L.
                      After the 10th policy year -- Charge expected to be reduced to an amount equal to .025% per month of Account Value allocated to MONY America
                      Variable Account L equivalent to .30% annually. A reduction to an annual rate of .45% of Account Value allocated to MONY America Variable
                      Account L is guaranteed.


   This charge compensates us for assuming mortality and expense risks under the policies. The mortality risk assumed is that insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the policy will not be enough to meet our actual claims. We assume an expense risk that other expenses incurred in issuing and administering the policies and operating MONY America Variable Account L will be greater than the amount estimated when setting the charges for these expenses. We will realize a profit from this fee to the extent it is not needed to provide benefits and pay expenses under the policies. We may use this profit for other purposes. These purposes may include any distribution expenses not covered by the sales charge.

   This charge is not assessed against the amount of the policy Account Value that is allocated to the Guaranteed Interest Account, nor to amounts in the loan account.

Administrative
Charge --            $7.50 per month (all policies)
Medical Underwriting
Charge --            $5.00 per month (applicable policies) for the first 3 policy years.
Guaranteed Issue
Charge --            $3.00 per month (applicable policies) for the first 3 policy years.

   The administrative charge, medical underwriting charge and guaranteed issue charge reimburses us for expenses associated with administration and maintenance of the policies. The charge is guaranteed never to exceed $7.50. We do not expect to profit from these charges.

Guaranteed Death Benefit           If you elect the Guaranteed Death Benefit Rider, you will be charged
Charge --                          $0.01 per $1,000 of policy Specified Amount per month during the term of the Guaranteed Death Benefit Rider. This charge is guaranteed never to exceed this amount.
Optional Adjustable Term Insurance Current cost of insurance rate x amount at risk at the beginning of the
Rider Charge --                    policy month.
Transaction and Other              Partial Surrender Fee -- lesser of $25 or 2% of the partial surrender
Charges --                         amount
                                   Transfer of Account Value -- Currently the Company does not assess a transfer charge. The Company reserves the right to charge up to a maximum of $25 for transfers.
                                   Reinstatement fee -- $150


   The charges for the partial surrender fee, transfer of Account Value, premium allocation changes and reinstatement are guaranteed not to exceed the amounts stated above.



   We may charge the subaccounts for federal income taxes that are incurred by us and are attributable to MONY America Variable Account L and its subaccounts. No such charge is currently assessed. See "Charge for Company Income Taxes".


   We will bear the direct operating expenses of MONY America Variable Account
L. The subaccounts purchase shares of the corresponding portfolio of the underlying Fund. The Fund's expenses are not fixed or specified under the terms of the policy.

Guarantee of Certain Charges

   We guarantee that certain charges will not increase. This includes:


      (1) mortality and expense risk charge,



      (2) administrative charge,



      (3) guaranteed Death Benefit charge,



      (4) sales charge,



      (5) guaranteed cost of insurance rates, and



      (6) certain transaction charges.



   Any changes in the current cost of insurance charges related to the base death benefit or the monthly charge for the Adjustable Term Insurance Rider will be made based on the class of the insured. Changes will be based on changes in:



      (1) future expectations with respect to investment earnings,



      (2) mortality,



      (3) length of time policies will remain in effect,



      (4) expenses, and



      (5) taxes.


   In no event will they exceed the guaranteed rates defined in the policy.

Corporate Purchasers -- Reduction of Charges


   For sales of the policy to corporations, banks or institutions in situations where the Company expects to incur lower than normal expenses, such as financial institutions, it reserves the right to reduce one or more of the charges or deductions described above or elsewhere in this prospectus. The Company considers a number of factors in determining whether or not to expect expense reductions that would warrant a reduction of one or more charges or deductions. These may include but are not limited to:



  .  the nature of the corporate, bank or institutional purchaser;



  . the size of the case (either by number of insured lives or anticipated aggregate premium);



  .  the planned funding pattern for the case;



  .  the anticipated persistency of the case;



  .  reduced distribution expenses;



  .  reduced administrative expenses; or



  . any other factors that indicate reduced levels of risk, expenses or services to policy owners.


   In certain circumstances, charge and deduction reductions may be contractually guaranteed. Where there is no guarantee of such reductions, future experience with a category of reduced charge/deduction cases may cause the Company to discontinue or modify some or all of the reductions on a uniform basis for all policies in the category.

                               OTHER INFORMATION




Tax Considerations



  Introduction



   The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.



Tax Status of the Policy



   In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the policy should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a rated basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so.





   In certain circumstances, owners of variable life insurance contracts have been considered for federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the policies, such as the flexibility of a policy owner to allocate premiums and cash values, have not been explicitly addressed in published rulings. While we believe that the policies do not give policy owners investment control over MONY America Variable Account L assets, we reserve the right to modify the policies as necessary to prevent a policy owner from being treated as the owner of the Variable Account assets supporting the policy.



   In addition, the Code requires that the investments of MONY America Variable Account L be "adequately diversified" in order for the policies to be treated as life insurance contracts for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.



   The following discussion assumes that the policy will qualify as a life insurance contract for federal income tax purposes.



Tax Treatment of Policy Benefits



   In General. We believe that the death benefit under a policy should be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A tax advisor should be consulted on these consequences.



   Generally, the policy owner will not be deemed to be in constructive receipt of the policy cash value until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract."



   Modified Endowment Contracts. Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether it is classified as a Modified Endowment Contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums paid during the first seven policy years. Certain changes in a policy after it is issued could also cause it to be classified as a Modified Endowment Contract. A current or prospective policy owner should consult with a competent advisor to determine whether a policy transaction will cause the policy to be classified as a Modified Endowment Contract.



   Distributions Other Than Death Benefits from Modified Endowment Contracts. Policies classified as Modified Endowment Contracts are subject to the following tax rules:



      (1) All distributions other than death benefits, including distributions upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed.



      (2) Loans taken from or secured by a policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.



      (3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 591/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary or designated beneficiary. A corporate owner will not meet any of these exceptions.



   If a policy becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

   Distributions Other Than Death Benefits from Policies that are not Modified
Endowment Contracts.   Distributions other than death benefits from a policy
that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the policy owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance contract for federal income tax purposes if policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.



   Loans from or secured by a policy that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax consequences associated with loans after the tenth policy year are less clear and a tax adviser should be consulted about such loans.



   Finally, neither distributions from nor loans from or secured by a policy that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.



   Investment in the Policy. Your investment in the policy is generally your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax-free.



   Policy Loans. In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when a policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.



   Multiple Policies. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.



   Withholding. To the extent that policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.



   Continuation of Policy Beyond Age 100. The tax consequences of continuing the policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the policy in force beyond the insured's 100th year.



   Business Uses of Policy. Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax adviser.



   Other Tax Considerations. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.



   Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the policy.





  Our Income Taxes



   Under current federal income tax law, we are not taxed on MONY America Variable Account L's operations. Thus, currently we do not deduct a charge from the Variable Account for federal income taxes. We reserve the right to charge MONY America Variable Account L for any future federal income taxes we may incur.



   Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.



  Federal Bank Regulatory Considerations



   To assist banks in determining whether to purchase a corporate-owned life insurance ("COLI") policy such as the policy, the Office of the Comptroller of the Currency ("OCC") has established guidelines describing several factors that national banks should consider. On July 20, 2000, the OCC issued Bulletin 2000-23 that outlines certain supervisory considerations a bank should consider before purchasing a COLI policy. These include the following:



  . The bank should determine the need for insurance by identifying the specific risk of loss or obligation to be insured against;



  . Using the cost of insurance and the time value of money, the bank should ensure that the amount of insurance purchased is not excessive;



  . The bank should consider using a vendor to purchase the COLI policy which could work with the bank in designing, negotiating, and administering/servicing the COLI policy;



  . Because of the long duration of the COLI policy, the bank should consider the characteristics of the policy as well as the insurance company's credit rating, general reputation and experience in the marketplace;



  . The bank should consider whether the benefits to be derived from the COLI policy will achieve the bank's objectives;



  . The bank should determine that any compensation provided by COLI used in a split-dollar arrangement (i.e., where the employer and employee share the rights to a policy's cash surrender value and death benefits) combined with all other compensation is not excessive;



  . The bank should analyze the transaction, credit, interest rate, liquidity, compliance and price risk it will be subject to with its purchase of the COLI policy; and



  . The bank should consider alternatives to the purchase of a COLI policy and document its decision concerning its COLI policy purchase.



   The OCC also indicates that purchasing insurance to indemnify a bank against a specific risk does not relieve the bank from other responsibilities relating to managing that risk.

Voting of Fund Shares


   Based on its view of present applicable law, the Company will exercise voting rights attributable to the shares of each portfolio of the Funds held in the subaccounts. We will exercise such rights at any regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the Investment Company Act of 1940. Our exercise of these voting rights will be based on instructions received from persons having the voting interest in corresponding subaccounts of MONY America Variable Account L. We may elect to vote the shares of the Funds in our own right if:


      (1) The Investment Company Act of 1940 or any regulations thereunder is amended, or

      (2) The present interpretation of the Act should change, and

      (3) As a result we determine that it is permitted to vote the shares of the Funds in our own right.


   The person having the voting interest under a policy is the policy owner. Unless otherwise required by applicable law, a policy owner will have the right to instruct for the number of votes of any portfolio determined by dividing his or her Account Value in the subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number of policy owner votes will be determined as of the date set by the Company. However, such date will not be more than 90 days prior to the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the Securities and Exchange Commission, the Company reserves the right to determine the voting rights in a different fashion. Voting instructions may be cast in person or by proxy.


   If the Company does not receive voting instructions from the policy owner on time, the Company will vote his or her votes. The Company will vote in the same proportion as voting instructions received on time for all policies participating in that subaccount. The Company will also exercise the voting rights from assets in each subaccount, which are not otherwise attributable to policy owners. These votes will be exercised in the same proportion as the voting instructions that are received on time for all policies participating in that subaccount. Generally, the Company will vote any voting rights attributable to shares of portfolios of the Funds held in its General Account. These votes will be exercised in the same proportion as the aggregate votes cast with respect to shares of portfolios of the Funds held by MONY America Variable Account L and other separate accounts of the Company.

Disregard of Voting Instructions

   The Company may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a Portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, the Company itself may disregard voting instructions of changes initiated by policy owners in the investment policy or the investment adviser (or portfolio manager) of a portfolio. The Company's disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on the Company. If Company does disregard voting instructions; a summary of that action and the reasons for such action will be included in the next report to policy owners.

Report to Policy Owners

   A statement will be sent at least annually to each policy owner setting forth:

      (1) A summary of the transactions which occurred since the last statement, and

      (2) Indicating the death benefit, Specified Amount, Account Value, Cash Value, and any Outstanding Debt.

In addition, the statement will indicate the allocation of Account Value among the Guaranteed Interest Account, the Loan Account and the subaccounts, and any other information required by law. Confirmations will be sent out upon premium payments, transfers, loans, loan repayments, withdrawals, and surrenders.

   Each policy owner will also receive an annual and a semiannual report containing financial statements for MONY America Variable Account L and the Funds. The Funds' statement will include a list of the portfolio securities of the Funds, as required by the Investment Company Act of 1940, and/or such other reports as may be required by federal securities laws.

Substitution of Investments and Right to Change Operations


   The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the securities that are held by or may be purchased by MONY America Variable Account L or any of its other separate accounts. The Company may substitute shares of another portfolio of the Funds or of a different fund for shares already purchased, or to be purchased in the future under the policies if in the judgment of the Company's management, further investment in shares of any or all portfolios of the Funds should become inappropriate in view of the purposes of the policies.





   The new portfolios of the Funds may have higher fees and charges than the ones they replaced, and not all Fund portfolios may be available to all classes of policies.


   Where required, the Company will not substitute any shares attributable to a policy owner's interest in MONY America Variable Account L without notice, policy owner approval, or prior approval of the Securities and Exchange Commission. The Company will also follow the filing or other procedures established by applicable state insurance regulators. Applicable state insurance regulators include the Commissioner of Insurance of the State of Arizona.

   The Company also reserves the right to establish additional subaccounts of MONY America Variable Account L. Each additional subaccount would invest in (1) a new portfolio of the Funds, or (2) in shares of another investment company, a portfolio thereof, or (3) another suitable investment vehicle, with a specified investment objective. New subaccounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Policy Owners on a basis to be determined by the Company. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

   If a substitution or change is made, the Company may make changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If the Company considers it to be in the best interests of persons having voting rights under the policies, MONY America Variable Account L may:

      (1) Be operated as a management investment company under the Investment Company Act of 1940 or any other form permitted by law,

      (2) Be deregistered under that Act if such registration is no longer required, or

      (3) Be combined with other separate accounts of the Company or an affiliate thereof.


Subject to compliance with applicable law, the Company also may combine one or more subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of MONY America Variable Account L.


Changes to Comply with Law

   The Company reserves the right to make any change without consent of policy owners to the provisions of the policy to comply with, or give policy owners the benefit of, any Federal or State statute, rule, or regulation.

Federal and State laws include but are not limited to requirements for life insurance contracts under the Internal Revenue Code, and regulations of the United States Treasury Department or any state.


                            PERFORMANCE INFORMATION

   Performance information for the subaccounts of MONY America Variable Account L and the underlying portfolio in which the subaccounts invest may appear in advertisements, sales literature, or reports to policy owners or prospective purchasers.




   All performance we show will reflect the fees and charges assessed by the Funds and shown in the table under "Fees and Expenses of the Funds." Each performance presentation will identify the fees and charges deducted from the performance, and the fees and charges not deducted from the performance (if we were to show those omitted fees and charges, performance would have been significantly lower).



   You may always obtain a personalized illustration. This illustration will reflect the fees and charges assessed under the policy that are applicable to you. These fees and charges include the sales charge, the tax charge, the cost of insurance charge, the mortality and expense risk charge, the administrative charge, and the fees and charges assessed by the Funds in which you invest.



   We provide hypothetical illustrations in this prospectus. See Appendix G. These illustrations show all the standard fees and charges assessed under the policy, but do not reflect the optional benefits that you may purchase for an extra fee.






   Performance information may be compared, in reports and promotional literature, to: (1) the S&P 500, Dow Jones Industrial Average, Lehman Brothers Aggregate Bond Index or other unmanaged indices so that investors may compare results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (2) other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

   The performance data represents past performance and should not be considered indicative of future results.

                        THE GUARANTEED INTEREST ACCOUNT

   You may allocate all or a portion of your net premiums and transfer Account Value to the Guaranteed Interest Account of the Company. Amounts allocated to the Guaranteed Interest Account become part of the "General Account" of the Company, which supports insurance and annuity obligations. The amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. Descriptions of the Guaranteed Interest Account are included in this Prospectus for the convenience of the purchaser. The Guaranteed Interest Account and the General Account of the Company have not been registered under the Securities Act of 1933 and the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, see the policy.

General Description

   Amounts allocated to the Guaranteed Interest Account become part of the General Account of the Company which consists of all assets owned by the Company other than those in MONY America Variable Account L and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.


   You may elect to allocate net premiums to the Guaranteed Interest Account, MONY America Variable Account L, or both. You may also transfer Account Value from the subaccounts of MONY America Variable Account L to the Guaranteed Interest Account or from the Guaranteed Interest Account to the subaccounts. The Company guarantees that the Account Value in the Guaranteed Interest Account will be credited with a minimum interest rate of 0.010746% daily, compounded daily, for a minimum effective annual rate of 4.0%. Such interest will be paid regardless of the actual investment experience of the Guaranteed Interest Account. In addition, the Company may in its sole discretion declare current interest rate in excess of the 4.0% rate, which will be guaranteed for one year if a LIBOR RATE is used. If we use a rate other than a LIBOR Rate, we will set this rate annually for the month the policy is issued, and that will be credited throughout that calendar year to assets allocated to the Guaranteed Interest Account. As of July 10, 2000, the company's investment strategy is to acquire securities which will allow annual interest credits to the Guaranteed Interest Account to vary in accordance with the London Interbank Offered Rate (LIBOR). Annual credits can be less than, equal to or greater than LIBOR. The Company reserves the right to change its interest strategy. The LIBOR rate will apply to the contract only in states where approval has been given for the declaration of interest on a daily basis. (The portion of a policy owner's Account Value that has been used to secure Outstanding Debt will be credited with a guaranteed interest rate of 0.010746% daily, compounded daily, for a minimum effective annual rate of 4.0%.)



   The Company also offers the choice of a Portfolio based current interest rate instead of the LIBOR-based rate. If this choice is made at issue or at the time money is first allocated to the Guaranteed Interest Account, then we may, at our sole discretion, declare current interest rate in excess of the 4.0% rate, which we will guarantee for approximately one year; and such rate of interest will be based upon the expectation of investment experience of a portfolio of assets supporting this and other similar products as we may so choose. The choice of Guaranteed Interest Account crediting rate method can only be made once during the lifetime of the policy and, once made cannot be changed to another method.


   The Company bears the full investment risk for the Account Value allocated to the Guaranteed Interest Account.

Policy Charges


   Deductions from premium, monthly deductions from the Account Value, other than the mortality and expense risk fee, will be the same for policy owners who allocate net premiums or transfer Account Value to the Guaranteed Interest Account or allocate net premiums to the subaccounts. These charges include the sales and tax charges; the charges for the cost of insurance, administrative charge, issue charge, and the charge for the Adjustable Term Insurance Rider. Fees for partial surrenders and, if applicable, transfer charges, will also be deducted from the Guaranteed Interest Account.


   You will not directly or indirectly pay charges applicable to the portfolios, including the operating expenses of the portfolios, and the investment advisory fee charged by the portfolio managers if your Account Value is allocated to the Guaranteed Interest Account. Likewise, the mortality and expense risk charge applicable to the Account Value allocated to the subaccounts is not deducted from Account Value allocated to the Guaranteed Interest Account. Any amounts that the Company pays for income taxes allocable to the subaccounts will not be charged against the Guaranteed Interest Account. However, it is important to remember that you will not participate in the investment experience of the subaccounts to the extent that Account Values are allocated to the Guaranteed Interest Account.

Transfers

   Amounts may be transferred after the Right to Return Policy Period from the subaccounts to the Guaranteed Interest Account and from the Guaranteed Interest Account to the subaccounts, subject to the following limitations.

  . Transfers from the Guaranteed Interest Account to the subaccounts are limited to one in any policy year.

  . Transfers from the Guaranteed Interest Account are limited to the greater of $5,000 and 25% of the Account Value allocated to the Guaranteed Interest Account on the date of the transfer.


  . A transfer from the Guaranteed Interest Account may only be made during the time period which begins on the policy anniversary and which ends 30 days after the policy anniversary.


If the transfer request is received on the policy anniversary, it will be processed as of the policy anniversary. If the transfer request is received within 30 days after the policy anniversary, the transfer will be effective as of the close of business on the day received if it is a Valuation Date. If it is not a Valuation Date, then at the close of business on the next day which is a Valuation Date. Any request received within 10 days before the policy anniversary will be considered received on the policy anniversary. Any transfer requests received at other times will not be honored, and will be returned to the policy owner.

   Currently there is no charge on transfers of Account Value between subaccounts or between the Guaranteed Interest Account and the subaccounts. The Company reserves the right to charge up to a maximum of $25 for transfers. In addition, we reserve the right to impose other limitations on the number of transfers, the amount of transfers, and the amount remaining in the Guaranteed Interest Account or subaccounts after a transfer.

Surrenders and Policy Loans


   You may also make full surrenders and partial surrenders from the Guaranteed Interest Account to the same extent as if you had invested in the subaccounts. See "Full Surrender" and "Partial Surrender". Transfers and surrenders payable from the Guaranteed Interest Account, and the payment of policy loans allocated to the Guaranteed Interest Account, may be delayed for up to six months. However, with respect to policies issued for delivery to residents of the Commonwealth of Pennsylvania, the Company will not delay payment of surrenders or loans, the proceeds of which will be used to pay premiums on the policy.


                             MORE ABOUT THE POLICY

Ownership

   The policy owner is the individual named as such in the application or in any later change shown in the Company's records. While the insured is living, the policy owner alone has the right to receive all benefits and exercise all rights that the policy grants or the Company allows.

  Joint Owners

   If more than one person is named as policy owner, they are joint owners. Any policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint owner dies, ownership passes to the surviving joint owner(s). When the last joint owner dies, ownership passes through that person's estate, unless otherwise provided.

Beneficiary


   The beneficiary is the individual named as such in the application or any later change shown in the Company's records. The policy owner may change the beneficiary at any time during the life of the insured by written request on forms provided by the Company. The Company must receive the request at its Operations

Center. The change will be effective as of the date this form is signed. Contingent and/or concurrent beneficiaries may be designated. The policy owner may designate a permanent beneficiary, whose rights under the policy cannot be changed without his or her consent. Unless otherwise provided, if no designated beneficiary is living upon the death of the insured, the policy owner or the policy owner's estate is the beneficiary.


   The Company will pay the death benefit proceeds to the beneficiary. Unless otherwise provided, the beneficiary must be living at the time of the insured's death to receive the proceeds.


The Policy


   This Policy is a contract between the policy owner and the Company. The entire contract consists of the policy, a copy of the initial application, all subsequent applications to change the policy, any endorsements, all riders, and all additional policy information sections (specification pages) added to the policy.

Notification and Claims Procedures

   Any election, designation, change, assignment, or request made by you must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the policy be returned for any policy change or upon its surrender.

   If an insured dies while the policy is in effect, notice should be given to the Company as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of age and a certified copy of a death certificate. The Company may also require the beneficiary and the insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the insured, including but not limited to medical records of physicians and hospitals used by the insured.

Payments

   Within seven days after the Company receives all the information needed for processing a payment, the Company will:

      (1) Pay death benefit proceeds,

      (2) Pay the Cash Value on surrender, partial surrenders and loan proceeds based on allocations made to the subaccounts, and

      (3) Effect a transfer between subaccounts or from the Variable Account to the Guaranteed Interest Account.


   However, payment of any partial surrender or loan payment involving a determination of Account Value in the Guaranteed Interest Account (exempt when used to pay premium) may be postponed for up to 6 months from the date we receive the request for surrender or loan. The Company can also postpone the calculation of payment if such a payment or transfer of amounts is based on investment performance of the subaccounts and if:


  . The New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

  . An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

   Interest will be paid on death proceeds from the date of the insured's death to the date of payment. We will determine the interest rate for each year, and this rate will not be less than the annual rate paid under Settlement Option 1.


   Please note: If mandated under applicable law, we may be required to reject a premium payment. We may also be required to block a policy owner's account and thereby refuse to honor any request for transfers, partial surrenders, surrenders, loans or death benefits until instructions are secured from the appropriate regulator.

Payment Plan/Settlement Provisions

   Maturity or surrender benefits may be used to purchase a payment plan providing monthly income for the lifetime of the Insured. Death benefit proceeds may be used to purchase a payment plan providing monthly income for the lifetime of the beneficiary. The monthly payments consisting of proceeds plus interest will be paid in equal installments for at least ten years. The purchase rates for the payment plan are guaranteed not to exceed those shown in the policy, but current rates that are lower (i.e., providing greater income) may be established by the Company from time to time. This benefit is not available if the income would be less than $25 a month. Maturity or surrender benefits or death benefit proceeds may be used to purchase any other payment plan that the Company makes available at that time.

Payment in Case of Suicide


   If the insured dies by suicide, (1) while sane or insane, (2) within two years from the issue date or reinstatement date, the Company will limit the death benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an insured dies by suicide, (1) while sane or insane, (2) within two years of the effective date of any unscheduled increase in the Specified Amount or Target Death Benefit, the Company will refund the cost of insurance charges made with respect to such increase.


Assignment


   You may assign your policy as collateral security for a loan or other obligation. No assignment will bind the Company unless the original, or a copy, is received at the Company's Operations Center. The assignment will be effective only when recorded by the Company. An assignment does not change the ownership of the policy. However, after an assignment, the rights of any policy owner or beneficiary will be subject to the assignment. The entire policy, including any attached payment option or rider, will be subject to the assignment. The Company will rely solely on the assignee's statement as to the amount of the assignee's interest. The Company will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights this policy grants except (a) the right to change the policy owner or beneficiary, and (b) the right to elect a payment option. Assignment of a policy that is a modified endowment contract may generate taxable income. (See "Tax Considerations".)


Errors on the Application




   If you misstated the insured's age or sex, the Company will adjust the death benefit payable under your policy. The death benefit the Company will pay will equal the sum of (a) and (b) where:



      (a) is the Account Value on the insured's date of death; and



      (b) is the amount at risk under the policy on the last monthly anniversary day, multiplied by the ratio of the insurance rate on the last monthly anniversary day based on the incorrect age or sex to the insurance rate that would have applied on that day based on the correct age or sex.



If unisex cost of insurance rates apply, no adjustment will be made for a misstatement of gender. See "Deductions from Account Value -- Cost of Insurance."


Incontestability

   The Company may contest the validity of this policy if any material misstatements are made in the application. However, the policy will be incontestable as follows:

      (1) The initial Specified Amount cannot be contested after the policy has been in force during the insured's lifetime for two years from the policy issue date; and


      (2) An increase in the Specified Amount or any reinstatement cannot be contested after the increase or the reinstated policy has been in force during an insured's lifetime for two years from its effective date.

Policy Illustrations

   Upon request, the Company will send you an illustration of future benefits under the policy based on both guaranteed and current cost assumptions.

Distribution of the Policy




   We have entered into a distribution agreement with MONY Securities Corporation ("MSC"), a wholly-owned subsidiary of MONY Life Insurance Company, to act as principal underwriter and for the distribution and sale of the policies. MSC is registered as a broker-dealer under the Securities and Exchange Commission under the Securities Exchange Act of 1934 as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



   MSC offers the policies through its registered representatives who are registered with the NASD and with the states in which they do business and are also appointed as licensed life insurance agents of the Company. More information about MSC and its registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. We offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. We pay sales commissions for the sale of the policies.



   After issue of the policy, representatives will earn a commission. Commissions vary based on whether the policy is a Modified Endowment Contract or non-Modified Endowment Contract, and issued by a 1035 exchange. Commissions may be paid more heavily in the first few years or on a more evenly distributed basis. The maximum commission for policy year one is 40% of the target premiums, year two is 15%, years three through five is 12%, and years six through ten is 10%. The maximum commission as a percentage of excess is 3%. The maximum trail commission for policy years two through ten is 10 basis points and for years eleven and beyond is 15 basis points. Registered representatives may also receive other benefits based on the amount of earned commissions. Because registered representatives are also insurance agents of the Company, they are eligible for various cash benefits, such as bonuses, insurance benefits and non-financing arrangements, and non-cash compensation programs that the Company offers such as conferences, trips, prizes and awards. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature and similar services. The Company makes no separate deductions, other than previously described, from premiums to pay sales commissions or sales expenses. Commissions paid on the policy, including other incentives or payments, are not charged directly to the policy owners or MONY America Variable Account L.



   MSC will receive 12b-1 fees from certain of the Funds as compensation for providing certain distribution and shareholder support services.



   MSC may enter into selling agreements with other broker-dealers that are members of the NASD and whose registered representatives are authorized by applicable law to sell variable life insurance policies and appointed to the Company. Commissions paid to these broker-dealers for their representatives will not exceed the commissions described above. The selling agreement does not restrict these broker-dealers from retaining a portion of commissions.



   MSC receives fees for the sale of the policies. In 1999, 2000, and 2001, MSC received, in aggregate, fees of $19,962,361, $19,810,966 and $17,532,005, respectively.



   MSC also acts as principal underwriter for other variable products and distributes non-proprietary variable products and mutual funds.

Policy Owner Services


   The Company currently offers policy owners two services: Dollar Cost Averaging and Automatic Rebalancing. These services may be terminated at any time; owners of Policies in force at the time of termination utilizing these services will receive 30 days prior notice. There currently are no charges for these services and any transfers as a result of the operation of these services are not counted toward the limit of 12 transfers per Policy Year without a transfer charge. If the Company elects to impose a charge for these services, owners of policies in force at that time utilizing these services will receive 30 days prior notice. These services involve the sale of units in one or more subaccounts and the purchase of units in one or more other subaccounts. This may result in a loss of Account Value.


  Dollar Cost Averaging


   Dollar Cost Averaging is available to owners of policies with Account Value allocated to the Money Market Subaccount. The main objective of Dollar Cost Averaging is to protect the Account Value from short-term price fluctuations. Under Dollar Cost Averaging the same dollar amount is transferred to other subaccounts each period. Therefore, more units are purchased in a subaccount if the value per unit that period is low, and fewer units are purchased if the value per unit that period is high. This plan of investing keeps the policy owner from investing too much when the price of shares is high and too little when the price of shares is low. There is no guarantee that this service will generate a profit or avoid a loss.



   Dollar Cost Averaging may be elected by completing and returning the form provided by us to our Operations Center. Once the election is made, a designated dollar amount of Account Value will be transferred automatically from the Money Market Subaccount to one or more other subaccounts of the Variable Account each period. Dollar Cost Averaging allocations may be made either monthly or quarterly. (Dollar Cost Averaging transfers may not be made to the Guaranteed Interest Account.) Dollar Cost Averaging may be terminated at a designated date or when the Money Market Subaccount reaches a pre-defined minimum balance.



   Each transfer under Dollar Cost Averaging must be at least $250. Each automatic monthly transfer will take place on the 10th day of each calendar month; automatic quarterly transfers take place on the 10th day of the last month of each calendar quarter. If Dollar Cost Averaging is elected at the time of application, transfers will begin in the appropriate calendar month following completion of the Right to Return Policy Period. If elected after issuance of the Policy, transfers will begin in the appropriate calendar month which is at least 30 days following our receipt of the request for Dollar Cost Averaging. If, at the time of any transfer, the amount in the Money Market Subaccount is equal to or less than the amount elected to be transferred, the entire remaining balance will be transferred and Dollar Cost Averaging will end. The amount to be transferred or the subaccounts to which transfers are to be made may be changed once each Policy Year. Dollar Cost Averaging may be canceled at any time by sending notice to our Operations Center which is received at the Center at least 10 days before the next transfer date.


   If both Dollar Cost Averaging and Automatic Rebalancing are elected, Dollar Cost Averaging will take place first. Automatic Rebalancing will begin only after a monthly or quarterly Dollar Cost Averaging transfer has been completed.

  Automatic Rebalancing


   Automatic Rebalancing provides a method for maintaining a balanced approach to allocating Account Values among subaccounts and simplifies the process of asset allocation over time.



   Automatic Rebalancing may be elected when application for a Policy is made or at any subsequent time by completing and returning to the Company at the Operations Center the form provided by the Company. Automatic Rebalancing matches subaccount Account Value allocations over time to the most recently filed allocation percentages for new premiums allocated to the subaccounts. As of the 10th day of the last month of each calendar quarter, the Company will automatically re-allocate the amounts in each of the subaccounts into which premiums are allocated to match the premium allocation percentages. This will rebalance subaccount Account Values that may be out of line with the allocation percentages indicated, which may result, for example, from subaccounts which underperform other subaccounts in certain quarters. Allocations to the Guaranteed Interest Account will not be rebalanced.



   If Automatic Rebalancing is elected with the application, the first transfer will occur on the 10th day of the last month of the calendar quarter which begins after the end of the Right to Return Policy Period. If elected after Policy issue, transfers will begin as of the 10th day of the last month of the calendar quarter which follows the Company's receipt of notification at the Operations Center.



   The Automatic Rebalancing feature percentages may be adjusted by changing the Policy's premium allocation percentages. If the Automatic Rebalancing feature is active on a Policy and a premium allocation which does not meet the Company's requirement is received, the Company will notify the policy owner that the allocation must be changed; any such request will not be processed unless a request for discontinuance of Automatic Rebalancing is received.



   Automatic Rebalancing may be terminated at any time, so long as notice of the termination is received at the Operations Center at least 10 days prior to the next scheduled transfer.


   If both Dollar Cost Averaging and Automatic Rebalancing are elected, Dollar Cost Averaging will take place first. Automatic Rebalancing will begin only after Dollar Cost Averaging has ended.

                            MORE ABOUT THE COMPANY

Management


   The directors and officers of the Company are listed below. The business address for all directors and officers of MONY Life Insurance Company of America is 1740 Broadway, New York, New York 10019.





   Current Officers and Directors of MONY America are set forth below with a description of their business positions during the past five years, unless otherwise noted.



Name                  Age               Position and Offices with the Company
----                  ---               -------------------------------------
Michael I. Roth...... 56  Director, Chairman and Chief Executive Officer. Chairman of the
                          Board (since 1993) and Chief Executive Officer (since January
                          1993) of MONY and Director of various MONY subsidiaries.
Samuel J. Foti....... 50  Director, President and Chief Operating Officer. President and
                          Chief Operating Officer (since 1994) and Director (since 1993) of
                          MONY.
Kenneth M. Levine.... 55  Director and Executive Vice President. Executive Vice President
                          (since 1990) and Chief Investment Officer (since 1991) of
                          MONY and Director of various MONY subsidiaries.
Richard Daddario..... 54  Director, Vice President and Controller. Executive Vice President
                          and Chief Financial Officer (since 1994) of MONY and Director of various MONY subsidiaries.
Michael Slipowitz.... 41  Director, Vice President and Actuary (since 2002). Senior Vice
                          President (since March 2002); Chief Actuary (since January
                          2002); and Vice President (1993 to 2001) of MONY.
Margaret G. Gale..... 50  Director and Vice President. Vice President (since 1991) and Vice
                          President--Policyholder Services (1988 to 1991) of MONY.
Steven G. Orluck..... 49  Director and Vice President. Executive Vice President (since
                          2002) and Senior Vice President and Chief Distribution Officer
                          (since 1998) of MONY. Prior to 1998, Mr. Orluck was a Vice
                          President of Metropolitan Life Insurance Company.
Evelyn L. Peos....... 45  Director (since 2002) and Vice President (since 1990). Senior
                          Vice President (since 2002); Vice President (1993 to 2002); and
                          Vice President--Individual Product Actuary (1988 to 1993) of
                          MONY Life.
Frederick C. Tedeschi 55  Director and Vice President (since 2002). Vice President and
                          Chief Compliance Officer (since 2002); Chief Securities
                          Compliance Officer (since 2001); and Vice President and Chief
                          Counsel (1989 to 2000) of MONY.
Sam Chiodo........... 54  Vice President. Vice President (since 2002) and Vice President--
                          Corporate & Strategic Marketing (1996 to 2002) of MONY.
William D. Goodwin... 51  Vice President. Senior Vice President (since 1989) of MONY
                          (since November 1998). Senior Managing Director of MONY
                          (1989 to 1998).
Richard E. Connors... 49  Director. Senior Vice President (since 1994) of MONY and
                          Director of various MONY subsidiaries.
David S. Waldman..... 53  Secretary. Vice President--Chief Counsel, Operations (since
                          2001) and Senior Counsel, Operations (1992 to 2001) of MONY.
David V. Weigel...... 55  Treasurer. Vice President and Treasurer (since 2000) and Vice
                          President--Treasurer (1994 to 2000) of MONY and Treasurer of
                          various MONY subsidiaries.

   No officer or director listed above receives any compensation from MONY America Variable Account L. The Company or any of its affiliates has paid no separately allocable compensation to any person listed for services rendered to the Account.



State Regulation


   The Company is subject to the laws of the state of Arizona governing insurance companies and to regulation by the Commissioner of Insurance of Arizona. In addition, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed or may become licensed to operate. An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Arizona and with regulatory authorities of other states on or before March 1st of each year. This statement covers the operations of the Company for the preceding year and its financial condition as of December 31st of that year. The Company's affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of Company's operations at periodic intervals.


Records and Accounts

   Andesa, TPA, Inc., Suite 502, 1605 N. Cedar Crest Boulevard, Allentown, Pennsylvania, 18104, will act as transfer agent on behalf of the Company as it relates to the policies described in this Prospectus. In the role of transfer agent, Andesa will perform administrative functions, such as decreases, increases, surrenders, and partial surrenders, fund allocation changes and transfers on behalf of the Company.

   All records and accounts relating to the Separate Account and the Funds will be maintained by the Company. All financial transactions will be handled by the Company. All reports required to be made and information required to be given will be provided by Andesa on behalf of the Company.

Legal Proceedings




   The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on MONY America Variable Account L.


Legal Matters


   Legal matters have been passed on by the then Vice President and Deputy General Counsel of The Mutual Life Insurance Company of New York (now MONY Life Insurance Company) in connection with:



      (1) the issue and sale of the policies described in this prospectus,



      (2) the organization of the Company,



      (3) the Company's authority to issue the policies under Arizona law, and



      (4) the validity of the forms of the policies under Arizona law.


   Edward P. Bank, then Vice President and Deputy General Counsel of The Mutual Life Insurance Company of New York (now MONY Life Insurance Company) has passed upon legal matters relating to the federal securities and federal income tax laws.

Registration Statement

   A Registration Statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the

Registration Statement, as portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office located at 450 5th Street, NW, Washington, D.C., 20549, (202) 942-4300 upon payment of the SEC's prescribed fees.

Independent Accountants

   The audited financial statements for MONY America Variable Account
L -- Corporate Sponsored Variable Universal Life and for the Company included in this Prospectus and in the Registration Statement have been audited by PricewaterhouseCoopers LLP, independent accountants, as indicated in their reports herein. The audited financial statements are included in reliance upon the report of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 1177 Avenue of the Americas, New York, New York, 10036.

Financial Statements


   The audited financial statements for each of the subaccounts of MONY Custom Equity Master, Corporate Sponsored Variable Universal Life, Strategist and MONYEquity Master policies of MONY America Variable Account L, the combined financial statements of MONY America Variable Account L and the Company been audited by PricewaterhouseCoopers LLP. The financial statements of the Company should be distinguished from the financial statements of MONY America Variable Account L and should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.




   The complete registration statement and other filed documents for MONY America Variable Account L can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may get information on the operation of the public reference room by calling the Securities and Exchange Commission at 1-800-SEC-0330. The registration statement and other filed documents for MONY America Variable Account L are available on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may get copies of this information by paying a duplicating fee, and writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

            FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS


   With respect to MONY America Variable Account L (MONY Variable Universal Life and MONY Survivorship Variable Universal Life)



   No financial statements are included because although MONY America Variable Account L commenced operations in 1985, the subaccounts available to policyholders had not commenced operations as of December 31, 2001.


                                                                                                         Page
                                                                                                         -----
With respect to MONY America Variable Account L (MONY Custom Equity Master)
 Report of Independent Accountants...................................................................... F-3
 Statement of assets and liabilities as of December 31, 2001............................................ F-4
 Statement of operations for the period ended December 31, 2001......................................... F-8
 Statement of changes in net assets for the years ended December 31, 2001 and December 31, 2000......... F-12
 Notes to financial statements.......................................................................... F-21
With respect to MONY America Variable Account L (MONY Custom Estate Master)
 Report of Independent Accountants...................................................................... F-26
 Statement of assets and liabilities as of December 31, 2001............................................ F-27
 Statement of operations for the period ended December 31, 2001......................................... F-31
 Statement of changes in net assets for the years ended December 31, 2001 and December 31, 2000......... F-36
 Notes to financial statements.......................................................................... F-44
With respect to MONY America Variable Account L (Corporate Sponsored Variable Universal Life)
 Report of Independent Accountants...................................................................... F-48
 Statement of assets and liabilities as of December 31, 2001............................................ F-49
 Statement of operations for the period ended December 31, 2001......................................... F-55
 Statement of changes in net assets for the years ended December 31, 2001 and December 31, 2000......... F-61
 Notes to financial statements.......................................................................... F-74
With respect to MONY America Variable Account L (Strategist and MONYEquity Master)
 Report of Independent Accountants...................................................................... F-79
 Combined statement of assets and liabilities as of December 31, 2001................................... F-81
 Combined statement of operations for the period ended December 31, 2001................................ F-87
 Combined statement of changes in net assets for the years ended December 31, 2001 and December 31, 2000 F-93
 Notes to financial statements.......................................................................... F-102
With respect to MONY America Variable Account L (Combined)
 Report of Independent Accountants...................................................................... F-108
 Combined statement of assets and liabilities as of December 31, 2001................................... F-109
 Combined statement of operations for the period ended December 31, 2001................................ F-110
 Combined statement of changes in net assets for the years ended December 31, 2001 and December 31, 2000 F-111
 Notes to financial statements.......................................................................... F-112
With respect to MONY America Variable Account L (Corporate Sponsored Variable Universal Life)
 Report of Independent Accountants...................................................................... F-116
 Statement of assets and liabilities as of December 31, 2000............................................ F-118
 Statement of operations for the period ended December 31, 2000......................................... F-124
 Statement of changes in net assets for the periods ended December 31, 2000 and December 31, 1999....... F-130
 Notes to financial statements.......................................................................... F-142
 Report of Independent Accountants...................................................................... F-145
 Statement of assets and liabilities as of December 31, 1999............................................ F-146
 Statement of operations for the period ended December 31, 1999......................................... F-151
 Statement of changes in net assets for the periods ended December 31, 1999 and 1998.................... F-156
 Notes to financial statements.......................................................................... F-165
With respect to MONY Life Insurance Company of America:
 Report of Independent Accountants...................................................................... F-168
 Balance sheets as of December 31, 2001 and 2000........................................................ F-169
 Statements of income and comprehensive income for the years ended December 31, 2001, 2000 and 1999..... F-170
 Statements of changes in shareholder's equity for the years ended December 31, 2001, 2000 and 1999..... F-171
 Statements of cash flows for the years ended December 31, 2001, 2000 and 1999.......................... F-172
 Notes to financial statements.......................................................................... F-173

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- MONY Custom Equity Master

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of MONY Custom Equity Master's Subaccounts of MONY America Variable Account L at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2001

                                                            MONY Custom Equity Master
                               -----------------------------------------------------------------------------------
                                          MONY Series Fund, Inc.                 Enterprise Accumulation Trust
                               --------------------------------------------- -------------------------------------
                                                                                            Small
                               Intermediate Long Term  Government   Money                  Company
                                Term Bond      Bond    Securities   Market     Equity       Value       Managed
                                Subaccount  Subaccount Subaccount Subaccount Subaccount   Subaccount   Subaccount
                               ------------ ---------- ---------- ---------- -----------  -----------  -----------
           ASSETS
Shares held in
  respective Funds............     123,867     175,109    148,951  7,436,577     456,178      454,647      475,937
                                ==========  ========== ========== ========== ===========  ===========  ===========
Investments at cost...........  $1,364,712  $2,292,251 $1,671,453 $7,436,577 $ 9,593,137  $ 9,973,282  $10,581,745
                                ==========  ========== ========== ========== ===========  ===========  ===========
Investments in respective
  Funds, at net asset value...  $1,395,985  $2,342,958 $1,706,976 $7,436,577 $ 7,910,126  $ 8,906,544  $ 9,328,371
Amount due from MONY America..      14,018      11,694      7,483    123,152      37,600       77,279       31,602
Amount due from respective
  Funds.......................       1,055       2,280      1,893      6,898       9,761       17,882       20,638
                                ----------  ---------- ---------- ---------- -----------  -----------  -----------
       Total assets...........   1,411,058   2,356,932  1,716,352  7,566,627   7,957,487    9,001,705    9,380,611
                                ----------  ---------- ---------- ---------- -----------  -----------  -----------
         LIABILITIES
Amount due to MONY America....       1,285       2,673      2,182      8,140      11,133       19,365       22,228
Amount due to respective Funds      14,018      11,694      7,483    123,152      37,600       77,279       31,602
                                ----------  ---------- ---------- ---------- -----------  -----------  -----------
       Total liabilities......      15,303      14,367      9,665    131,292      48,733       96,644       53,830
                                ----------  ---------- ---------- ---------- -----------  -----------  -----------
Net assets....................  $1,395,755  $2,342,565 $1,706,687 $7,435,335 $ 7,908,754  $ 8,905,061  $ 9,326,781
                                ==========  ========== ========== ========== ===========  ===========  ===========
Net assets consist of:
  Contractholders'
   net payments...............  $1,289,121  $2,175,950 $1,596,702 $7,103,115 $ 9,298,869  $ 8,193,510  $ 9,896,605
  Undistributed net
   investment income (loss)...      64,964      90,630     51,644    332,220   2,455,507    2,606,829    3,633,112
  Accumulated net realized
   gain (loss) on investments.      10,397      25,278     22,818          0  (2,162,611)    (828,540)  (2,949,562)
  Net unrealized appreciation
   (depreciation)
   of investments.............      31,273      50,707     35,523          0  (1,683,011)  (1,066,738)  (1,253,374)
                                ----------  ---------- ---------- ---------- -----------  -----------  -----------
Net assets....................  $1,395,755  $2,342,565 $1,706,687 $7,435,335 $ 7,908,754  $ 8,905,061  $ 9,326,781
                                ==========  ========== ========== ========== ===========  ===========  ===========
Number of units outstanding*..     119,810     209,209    146,574    649,426     887,133      641,682      941,722
                                ----------  ---------- ---------- ---------- -----------  -----------  -----------
Net asset value per unit
  outstanding*................  $    11.65  $    11.20 $    11.64 $    11.45 $      8.91  $     13.88  $      9.90
                                ==========  ========== ========== ========== ===========  ===========  ===========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                          MONY Custom Equity Master
-------------------------------------------------------------------------------------------------------------
                                        Enterprise Accumulation Trust
-------------------------------------------------------------------------------------------------------------
                                                     Small
International High Yield               Growth and   Company     Equity      Capital    Multi-Cap
   Growth        Bond       Growth       Income      Growth     Income    Appreciation   Growth      Balanced
 Subaccount   Subaccount  Subaccount   Subaccount  Subaccount Subaccount   Subaccount  Subaccount   Subaccount
 ----------   ----------  -----------  ----------  ---------- ----------  ------------ -----------  ----------

    621,963      504,139    4,013,478   1,490,756     671,591    422,686      763,825      754,660    118,961
 ==========   ==========  ===========  ==========  ========== ==========   ==========  ===========   ========
 $3,593,442   $2,256,897  $22,224,931  $8,703,898  $5,268,225 $2,219,949   $5,012,388  $ 7,076,132   $571,584
 ==========   ==========  ===========  ==========  ========== ==========   ==========  ===========   ========

 $2,693,101   $2,187,964  $20,910,220  $8,064,992  $5,285,420 $2,121,883   $4,346,163  $ 6,361,782   $578,152

     18,575       16,077       76,413      45,234      37,580     15,502       31,245       23,038      5,716

      2,515       15,715       37,981      11,490      18,826      3,368        6,867        4,950      1,502
 ----------   ----------  -----------  ----------  ---------- ----------   ----------  -----------   --------
  2,714,191    2,219,756   21,024,614   8,121,716   5,341,826  2,140,753    4,384,275    6,389,770    585,370
 ----------   ----------  -----------  ----------  ---------- ----------   ----------  -----------   --------

      2,969       16,086       41,564      12,854      19,712      3,724        7,609        6,037      1,598

     18,575       16,077       76,413      45,234      37,580     15,502       31,245       23,038      5,716
 ----------   ----------  -----------  ----------  ---------- ----------   ----------  -----------   --------
     21,544       32,163      117,977      58,088      57,292     19,226       38,854       29,075      7,314
 ----------   ----------  -----------  ----------  ---------- ----------   ----------  -----------   --------
 $2,692,647   $2,187,593  $20,906,637  $8,063,628  $5,284,534 $2,121,527   $4,345,421  $ 6,360,695   $578,056
 ==========   ==========  ===========  ==========  ========== ==========   ==========  ===========   ========

 $3,442,925   $2,136,275  $22,816,837  $8,657,693  $5,090,841 $2,202,523   $5,014,900  $ 8,833,536   $574,572

    492,118      218,058      100,435      32,934     164,714     14,319      175,477      (28,112)     5,726

   (342,055)     (97,807)    (695,924)     11,907      11,784      2,751     (178,731)  (1,730,379)    (8,810)

   (900,341)     (68,933)  (1,314,711)   (638,906)     17,195    (98,066)    (666,225)    (714,350)     6,568
 ----------   ----------  -----------  ----------  ---------- ----------   ----------  -----------   --------
 $2,692,647   $2,187,593  $20,906,637  $8,063,628  $5,284,534 $2,121,527   $4,345,421  $ 6,360,695   $578,056
 ==========   ==========  ===========  ==========  ========== ==========   ==========  ===========   ========
    309,095      206,143    2,036,137     758,620     338,648    208,347      371,317      818,793     59,101
 ----------   ----------  -----------  ----------  ---------- ----------   ----------  -----------   --------

 $     8.71   $    10.61  $     10.27  $    10.63  $    15.60 $    10.18   $    11.70  $      7.77   $   9.78
 ==========   ==========  ===========  ==========  ========== ==========   ==========  ===========   ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                              MONY Custom Equity Master
                               --------------------------------------------------------
                                Enterprise Accumulation Trust
                               -------------------------------
                                                                              Dreyfus
                                                                             Socially
                               Worldwide   Emerging   Mid-Cap     Dreyfus   Responsible
                                 Growth   Countries    Growth   Stock Index   Growth
                               Subaccount Subaccount Subaccount Subaccount  Subaccount
                               ---------- ---------- ---------- ----------- -----------
           ASSETS
Shares held in respective
  Funds.......................    8,136      14,394     31,572     210,757      31,404
                                =======    ========   ========  ==========  ==========
Investments at cost...........  $69,276    $127,468   $229,365  $6,560,201  $  929,350
                                =======    ========   ========  ==========  ==========
Investments in respective
  Funds, at net asset value...  $72,573    $137,027   $242,470  $6,187,817  $  837,545
Amount due from MONY America..      930          59     12,923     119,700       2,709
Amount due from respective
  Funds.......................       63         121        297       5,581       1,469
                                -------    --------   --------  ----------  ----------
       Total assets...........   73,566     137,207    255,690   6,313,098     841,723
                                -------    --------   --------  ----------  ----------
         LIABILITIES
Amount due to MONY America....       75         143        334       6,612       1,612
Amount due to respective Funds      930          59     12,923     119,700       2,709
                                -------    --------   --------  ----------  ----------
Total liabilities.............    1,005         202     13,257     126,312       4,321
                                -------    --------   --------  ----------  ----------
       Net assets.............  $72,561    $137,005   $242,433  $6,186,786  $  837,402
                                =======    ========   ========  ==========  ==========
Net assets consist of:
  Contractholders' net
   payments...................  $70,932    $129,070   $234,503  $6,836,904  $1,010,446
  Undistributed net
   investment income (loss)...      (75)       (148)      (169)    121,005       3,377
  Accumulated net realized
   loss on investments........   (1,593)     (1,476)    (5,006)   (398,739)    (84,616)
  Net unrealized appreciation
   (depreciation) of
   investments................    3,297       9,559     13,105    (372,384)    (91,805)
                                -------    --------   --------  ----------  ----------
Net assets....................  $72,561    $137,005   $242,433  $6,186,786  $  837,402
                                =======    ========   ========  ==========  ==========
Number of units outstanding*..    8,149      14,433     31,935     726,355     110,913
                                -------    --------   --------  ----------  ----------
Net asset value per unit
  outstanding*................  $  8.90    $   9.49   $   7.59  $     8.52  $     7.55
                                =======    ========   ========  ==========  ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                        MONY Custom Equity Master
---------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds                Janus Aspen Series
----------------------------------------- ------------------------------------------------

                               VIP III
    VIP           VIP II       Growth     Aggressive                 Capital    Worldwide
   Growth       Contrafund  Opportunities   Growth      Balanced   Appreciation   Growth
 Subaccount     Subaccount   Subaccount   Subaccount   Subaccount   Subaccount  Subaccount     Total
----------     ----------   ------------- -----------  ----------  ------------ ----------  ------------
   110,988        179,928        62,375       221,225     134,565      167,579     171,238
 ==========     ==========   ==========   ===========  ==========   ==========  ==========
$4,019,646     $3,773,344    $1,017,724   $ 6,011,456  $3,136,462   $3,998,608  $5,515,196  $135,228,699
 ==========     ==========   ==========   ===========  ==========   ==========  ==========  ============
$3,715,867     $3,609,361    $  942,491   $ 4,862,533  $3,037,124   $3,472,242  $4,887,146  $123,581,410
    17,159         21,958         6,742        47,411      20,369       14,715      23,536       860,419
     5,763          2,838           741         6,968       2,808        5,805       8,923       204,998
 ----------     ----------   ----------   -----------  ----------   ----------  ----------  ------------
 3,738,789      3,634,157       949,974     4,916,912   3,060,301    3,492,762   4,919,605   124,646,827
 ----------     ----------   ----------   -----------  ----------   ----------  ----------  ------------
     6,397          3,445           899         7,784       3,316        6,396       9,744       225,916
    17,159         21,958         6,742        47,411      20,369       14,715      23,536       860,419
 ----------     ----------   ----------   -----------  ----------   ----------  ----------  ------------
    23,556         25,403         7,641        55,195      23,685       21,111      33,280     1,086,335
 ----------     ----------   ----------   -----------  ----------   ----------  ----------  ------------
$3,715,233     $3,608,754    $  942,333   $ 4,861,717  $3,036,616   $3,471,651  $4,886,325  $123,560,492
 ==========     ==========   ==========   ===========  ==========   ==========  ==========  ============
$4,359,532     $3,973,896    $1,102,778   $ 8,025,837  $3,136,409   $4,537,642  $6,333,790  $138,075,713
   135,646         86,796         3,418       279,099     127,885       50,133     158,449    11,375,991
  (476,166)      (287,955)      (88,630)   (2,294,296)   (128,340)    (589,758)   (977,864)  (14,243,923)
  (303,779)      (163,983)      (75,233)   (1,148,923)    (99,338)    (526,366)   (628,050)  (11,647,289)
 ----------     ----------   ----------   -----------  ----------   ----------  ----------  ------------
$3,715,233     $3,608,754    $  942,333   $ 4,861,717  $3,036,616   $3,471,651  $4,886,325  $123,560,492
 ==========     ==========   ==========   ===========  ==========   ==========  ==========  ============
   447,940        389,954       132,217       850,465     308,589      414,025     573,563
 ----------     ----------   ----------   -----------  ----------   ----------  ----------
$     8.29     $     9.25    $     7.13   $      5.72  $     9.84   $     8.39  $     8.52
 ==========     ==========   ==========   ===========  ==========   ==========  ==========

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001

                                                            MONY Custom Equity Master
                              ------------------------------------------------------------------------------------
                                         MONY Series Fund, Inc.                  Enterprise Accumulation Trust
                              --------------------------------------------  --------------------------------------
                              Intermediate Long Term  Government   Money                 Small Company
                               Term Bond      Bond    Securities   Market     Equity         Value      Managed
                               Subaccount  Subaccount Subaccount Subaccount Subaccount    Subaccount   Subaccount
                              ------------ ---------- ---------- ---------- -----------  ------------- -----------
Dividend income..............   $41,921     $ 58,512   $38,308    $181,182  $         0   $    17,305  $   186,082
Distribution from net
 realized gains..............         0            0         0           0    1,220,645     1,751,313      445,241
Mortality and expense risk
 charges.....................    (3,443)      (5,486)   (3,893)    (18,576)     (21,973)      (22,334)     (28,988)
                                -------     --------   -------    --------  -----------   -----------  -----------
Net investment income........    38,478       53,026    34,415     162,606    1,198,672     1,746,284      602,335
                                -------     --------   -------    --------  -----------   -----------  -----------
Realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) on
   investments...............    18,726       39,271    24,712           0   (2,137,173)     (853,313)  (2,003,922)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments...............    12,660      (13,192)    1,185           0     (173,402)     (530,524)     459,477
                                -------     --------   -------    --------  -----------   -----------  -----------
Net realized and unrealized
 gain (loss) on investments..    31,386       26,079    25,897           0   (2,310,575)   (1,383,837)  (1,544,445)
                                -------     --------   -------    --------  -----------   -----------  -----------
Net increase (decrease) in
 net assets resulting from
 operations..................   $69,864     $ 79,105   $60,312    $162,606  $(1,111,903)  $   362,447  $  (942,110)
                                =======     ========   =======    ========  ===========   ===========  ===========

                      See notes to financial statements.

                              MONY Custom Equity Master
-------------------------------------------------------------------------------------
                            Enterprise Accumulation Trust
-------------------------------------------------------------------------------------
International  High Yield                 Growth and   Small Company   Equity       Capital
   Growth         Bond       Growth         Income        Growth       Income     Appreciation
 Subaccount    Subaccount  Subaccount     Subaccount    Subaccount   Subaccount    Subaccount
 ----------    ----------  -----------    ----------   ------------- ----------   ------------
 $    17,209    $130,869   $    84,872    $  60,809      $       0   $  18,809     $  25,808
     266,565           0             0            0        166,871           0             0
      (8,299)     (5,181)      (61,817)     (22,918)       (14,202)     (5,707)      (13,506)
 -----------    --------   -----------    ---------      ---------   ---------     ---------
     275,475     125,688        23,055       37,891        152,669      13,102        12,302
 -----------    --------   -----------    ---------      ---------   ---------     ---------


    (482,736)    (59,261)   (1,190,103)    (145,616)      (328,203)      6,513      (496,675)

    (544,222)     (3,248)     (953,565)    (651,045)       150,337    (191,389)     (294,834)
 -----------    --------   -----------    ---------      ---------   ---------     ---------

  (1,026,958)    (62,509)   (2,143,668)    (796,661)      (177,866)   (184,876)     (791,509)
 -----------    --------   -----------    ---------      ---------   ---------     ---------

 $  (751,483)   $ 63,179   $(2,120,613)   $(758,770)     $ (25,197)  $(171,774)    $(779,207)
 ===========    ========   ===========    =========      =========   =========     =========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                                              MONY Custom Equity Master
                        -----------------------------------------------------------------------------------------------------
                                            Enterprise Accumulation Trust
                        ---------------------------------------------------------------------                    Dreyfus
                         Multi-Cap                  Worldwide       Emerging       Mid-Cap       Dreyfus         Socially
                           Growth      Balanced       Growth       Countries        Growth     Stock Index  Responsible Growth
                         Subaccount   Subaccount    Subaccount     Subaccount     Subaccount    Subaccount      Subaccount
                        ------------ ------------ -------------- -------------- -------------- ------------ ------------------
                                                  For the period For the period For the period
                        For the year For the year May 3, 2001**  May 24, 2001** May 21, 2001** For the year    For the year
                           ended        ended        through        through        through        ended           ended
                        December 31, December 31,  December 31,   December 31,   December 31,  December 31,    December 31,
                            2001         2001          2001           2001           2001          2001            2001
                        ------------ ------------ -------------- -------------- -------------- ------------ ------------------
Dividend income........ $         0    $ 6,302       $     0        $     0        $     0      $  53,237       $     537
Distribution from net
 realized gains........           0          0             0              0              0         31,517               0
Mortality and expense
 risk charges..........     (18,637)    (1,194)          (75)          (148)          (169)       (15,207)         (2,220)
                        -----------    -------       -------        -------        -------      ---------       ---------
Net investment
 income (loss).........     (18,637)     5,108           (75)          (148)          (169)        69,547          (1,683)
                        -----------    -------       -------        -------        -------      ---------       ---------
Realized and
 unrealized gain
 (loss) on
 investments:
  Net realized loss on
   investments.........  (1,405,665)    (8,920)       (1,593)        (1,476)        (5,006)      (394,027)        (89,879)
  Net change in
   unrealized
   appreciation
   (depreciation) of
   investments.........     521,072      4,335         3,297          9,559         13,105       (150,787)        (54,540)
                        -----------    -------       -------        -------        -------      ---------       ---------
Net realized and
 unrealized gain
 (loss) on
 investments...........    (884,593)    (4,585)        1,704          8,083          8,099       (544,814)       (144,419)
                        -----------    -------       -------        -------        -------      ---------       ---------
Net increase
 (decrease) in net
 assets resulting
 from operations....... $  (903,230)   $   523       $ 1,629        $ 7,935        $ 7,930      $(475,267)      $(146,102)
                        ===========    =======       =======        =======        =======      =========       =========

----------
** Commencement of operations

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001

                                                               MONY Custom Equity Master
                        -------------------------------------------------------------------------------------------------------
                        Fidelity Variable Insurance Products Funds               Janus Aspen Series
                        -----------------------------------------  ----------------------------------------------
                           VIP       VIP II         VIP III        Aggressive                Capital    Worldwide
                          Growth   Contrafund Growth Opportunities   Growth      Balanced  Appreciation   Growth
                        Subaccount Subaccount      Subaccount      Subaccount   Subaccount  Subaccount  Subaccount    Total
                        ---------- ---------- -------------------- -----------  ---------- ------------ ---------- ------------
Dividend income........ $       0  $  13,878        $  1,407       $         0  $  67,620   $  39,808   $  22,743  $  1,067,218
Distribution from net
 realized gains........   133,165     55,510               0                 0          0           0           0     4,070,827
Mortality and expense
 risk charges..........    (9,363)    (9,535)         (2,534)          (13,700)    (7,352)    (10,109)    (13,726)     (340,292)
                        ---------  ---------        --------       -----------  ---------   ---------   ---------  ------------
Net investment income
 (loss)................   123,802     59,853          (1,127)          (13,700)    60,268      29,699       9,017     4,797,753
                        ---------  ---------        --------       -----------  ---------   ---------   ---------  ------------
Realized and unrealized
 gain (loss) on
 investments:
  Net realized loss on
   investments.........  (449,044)  (250,137)        (78,125)       (2,027,594)  (105,414)   (586,101)   (908,964)  (13,919,725)
  Net change in
   unrealized
   appreciation
   (depreciation) of
   investments.........  (109,497)   (87,355)        (16,829)          211,003    (27,979)   (109,141)    (44,378)   (2,569,897)
                        ---------  ---------        --------       -----------  ---------   ---------   ---------  ------------
Net realized and
 unrealized loss on
 investments...........  (558,541)  (337,492)        (94,954)       (1,816,591)  (133,393)   (695,242)   (953,342)  (16,489,622)
                        ---------  ---------        --------       -----------  ---------   ---------   ---------  ------------
Net decrease in net
 assets resulting from
 operations............ $(434,739) $(277,639)       $(96,081)      $(1,830,291) $ (73,125)  $(665,543)  $(944,325) $(11,691,869)
                        =========  =========        ========       ===========  =========   =========   =========  ============

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                          MONY Custom Equity Master
                                ---------------------------------------------
                                            MONY Series Fund, Inc.
                                ---------------------------------------------
                                     Intermediate             Long Term
                                      Term Bond                 Bond
                                      Subaccount             Subaccount
                                ---------------------  ----------------------
                                   2001       2000        2001        2000
                                ----------  ---------  ----------  ----------
 From operations:
  Net investment income........ $   38,478  $  19,462  $   53,026  $   31,499
  Net realized gain (loss) on
    investments................     18,726       (688)     39,271      (1,749)
  Net change in unrealized
    appreciation
    (depreciation) of
    investments................     12,660     18,002     (13,192)     70,974
                                ----------  ---------  ----------  ----------
 Net increase (decrease) in
  net assets resulting from
  operations...................     69,864     36,776      79,105     100,724
                                ----------  ---------  ----------  ----------
 From unit transactions:
  Net proceeds from the
    issuance of units..........  1,045,876    334,344   1,698,621     693,119
  Net asset value of units
    redeemed or used to meet
    contract obligations.......   (337,013)  (239,212)   (439,927)   (213,919)
                                ----------  ---------  ----------  ----------
 Net increase from unit
  transactions.................    708,863     95,132   1,258,694     479,200
                                ----------  ---------  ----------  ----------
 Net increase in net assets....    778,727    131,908   1,337,799     579,924
 Net assets beginning of year..    617,028    485,120   1,004,766     424,842
                                ----------  ---------  ----------  ----------
 Net assets end of year*....... $1,395,755  $ 617,028  $2,342,565  $1,004,766
                                ==========  =========  ==========  ==========
 Unit transactions:
 Units outstanding beginning
  of year......................     57,274     48,440      95,045      46,303
 Units issued during the year..     92,223     32,519     154,135      70,758
 Units redeemed during the year    (29,687)   (23,685)    (39,971)    (22,016)
                                ----------  ---------  ----------  ----------
 Units outstanding end of year.    119,810     57,274     209,209      95,045
                                ==========  =========  ==========  ==========
 ----------
 *  Includes undistributed net
    investment income of:       $   64,964  $  26,486  $   90,630  $   37,604
                                ==========  =========  ==========  ==========

                      See notes to financial statements.

                                     MONY Custom Equity Master
--------------------------------------------------------------------------------------------------
            MONY Series Fund, Inc.                         Enterprise Accumulation Trust
----------------------------------------------  --------------------------------------------------
     Government                 Money                                           Small Company
     Securities                Market                    Equity                     Value
     Subaccount              Subaccount                Subaccount                Subaccount
--------------------  ------------------------  ------------------------  ------------------------
   2001       2000       2001         2000         2001         2000         2001         2000
----------  --------  -----------  -----------  -----------  -----------  -----------  -----------
$   34,415  $ 15,278  $   162,606  $   139,080  $ 1,198,672  $ 1,112,011  $ 1,746,284  $   743,430
    24,712        21            0            0   (2,137,173)     (17,696)    (853,313)      (8,964)
     1,185    33,373            0            0     (173,402)  (1,641,850)    (530,524)    (646,837)
----------  --------  -----------  -----------  -----------  -----------  -----------  -----------
    60,312    48,672      162,606      139,080   (1,111,903)    (547,535)     362,447       87,629
----------  --------  -----------  -----------  -----------  -----------  -----------  -----------
 1,248,637   463,494   10,168,732    7,729,097    5,897,441    4,348,369    5,655,360    3,298,829
  (279,378)  (89,978)  (6,171,129)  (6,121,091)  (1,953,936)  (1,201,211)  (1,726,609)  (1,315,347)
----------  --------  -----------  -----------  -----------  -----------  -----------  -----------
   969,259   373,516    3,997,603    1,608,006    3,943,505    3,147,158    3,928,751    1,983,482
----------  --------  -----------  -----------  -----------  -----------  -----------  -----------
 1,029,571   422,188    4,160,209    1,747,086    2,831,602    2,599,623    4,291,198    2,071,111
   677,116   254,928    3,275,126    1,528,040    5,077,152    2,477,529    4,613,863    2,542,752
----------  --------  -----------  -----------  -----------  -----------  -----------  -----------
$1,706,687  $677,116  $ 7,435,335  $ 3,275,126  $ 7,908,754  $ 5,077,152  $ 8,905,061  $ 4,613,863
==========  ========  ===========  ===========  ===========  ===========  ===========  ===========
    61,762    25,422      295,900      146,000      460,705      212,392      348,647      196,273
   109,198    45,013      899,585      720,831      644,461      343,075      421,220      253,071
   (24,386)   (8,673)    (546,059)    (570,931)    (218,033)     (94,762)    (128,185)    (100,697)
----------  --------  -----------  -----------  -----------  -----------  -----------  -----------
   146,574    61,762      649,426      295,900      887,133      460,705      641,682      348,647
==========  ========  ===========  ===========  ===========  ===========  ===========  ===========

$   51,644  $ 17,229  $   332,220  $   169,614  $ 2,455,507  $ 1,256,835  $ 2,606,829  $   860,545
==========  ========  ===========  ===========  ===========  ===========  ===========  ===========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                           MONY Custom Equity Master
                               ------------------------------------------------
                                         Enterprise Accumulation Trust
                               ------------------------------------------------
                                                              International
                                        Managed                  Growth
                                      Subaccount               Subaccount
                               ------------------------  ----------------------
                                  2001         2000         2001        2000
                               -----------  -----------  ----------  ----------
From operations:
 Net investment income (loss). $   602,335  $ 2,355,395  $  275,475  $  194,400
 Net realized gain (loss) on
   investments................  (2,003,922)    (831,371)   (482,736)    104,802
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................     459,477   (1,408,410)   (544,222)   (630,290)
                               -----------  -----------  ----------  ----------
Net increase (decrease) in
 net assets resulting from
 operations...................    (942,110)     115,614    (751,483)   (331,088)
                               -----------  -----------  ----------  ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........   4,810,867    4,559,202   1,794,627   1,940,752
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (2,209,806)  (2,422,726)   (631,112)   (685,072)
                               -----------  -----------  ----------  ----------
Net increase from unit
 transactions.................   2,601,061    2,136,476   1,163,515   1,255,680
                               -----------  -----------  ----------  ----------
Net increase in net assets....   1,658,951    2,252,090     412,032     924,592
Net assets beginning of year..   7,667,830    5,415,740   2,280,615   1,356,023
                               -----------  -----------  ----------  ----------
Net assets end of year*....... $ 9,326,781  $ 7,667,830  $2,692,647  $2,280,615
                               ===========  ===========  ==========  ==========
Unit transactions:
Units outstanding beginning
 of year......................     685,392      489,437     188,306      92,361
Units issued during the year..     474,523      418,776     186,929     147,809
Units redeemed during the year    (218,193)    (222,821)    (66,140)    (51,864)
                               -----------  -----------  ----------  ----------
Units outstanding end of year.     941,722      685,392     309,095     188,306
                               ===========  ===========  ==========  ==========
----------
*  Includes undistributed net
   investment income (loss)
   of:                         $ 3,633,112  $ 3,030,777  $  492,118  $  216,643
                               ===========  ===========  ==========  ==========

                      See notes to financial statements.

                                     MONY Custom Equity Master
--------------------------------------------------------------------------------------------------
                                   Enterprise Accumulation Trust
--------------------------------------------------------------------------------------------------
      High Yield                                        Growth and              Small Company
         Bond                   Growth                    Income                    Growth
      Subaccount              Subaccount                Subaccount                Subaccount
---------------------  ------------------------  ------------------------  -----------------------
   2001       2000        2001         2000         2001         2000         2001         2000
----------  ---------  -----------  -----------  -----------  -----------  -----------  ----------
$  125,688  $  67,253  $    23,055  $    92,062  $    37,891  $    (1,762) $   152,669  $   13,399
   (59,261)   (30,452)  (1,190,103)     335,051     (145,616)     127,577     (328,203)    300,547
    (3,248)   (59,167)    (953,565)  (1,366,719)    (651,045)    (133,650)     150,337    (382,937)
----------  ---------  -----------  -----------  -----------  -----------  -----------  ----------
    63,179    (22,366)  (2,120,613)    (939,606)    (758,770)      (7,835)     (25,197)    (68,991)
----------  ---------  -----------  -----------  -----------  -----------  -----------  ----------
 1,568,635    625,103   11,205,567   12,169,766    5,148,141    4,219,677    3,362,375   3,220,981
  (405,194)  (225,076)  (4,638,585)  (4,551,670)  (1,746,492)  (1,436,042)  (1,476,779)   (966,838)
----------  ---------  -----------  -----------  -----------  -----------  -----------  ----------
 1,163,441    400,027    6,566,982    7,618,096    3,401,649    2,783,635    1,885,596   2,254,143
----------  ---------  -----------  -----------  -----------  -----------  -----------  ----------
 1,226,620    377,661    4,446,369    6,678,490    2,642,879    2,775,800    1,860,399   2,185,152
   960,973    583,312   16,460,268    9,781,778    5,420,749    2,644,949    3,424,135   1,238,983
----------  ---------  -----------  -----------  -----------  -----------  -----------  ----------
$2,187,593  $ 960,973  $20,906,637  $16,460,268  $ 8,063,628  $ 5,420,749  $ 5,284,534  $3,424,135
==========  =========  ===========  ===========  ===========  ===========  ===========  ==========
    95,559     56,344    1,396,706      762,612      447,828      219,728      210,319      77,266
   149,113     61,065    1,095,552    1,014,650      470,317      347,137      229,298     190,487
   (38,529)   (21,850)    (456,121)    (380,556)    (159,525)    (119,037)    (100,969)    (57,434)
----------  ---------  -----------  -----------  -----------  -----------  -----------  ----------
   206,143     95,559    2,036,137    1,396,706      758,620      447,828      338,648     210,319
==========  =========  ===========  ===========  ===========  ===========  ===========  ==========

$  218,058  $  92,370  $   100,435  $    77,380  $    32,934  $    (4,957) $   164,714  $   12,045
==========  =========  ===========  ===========  ===========  ===========  ===========  ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                                       MONY Custom Equity Master
                                             ----------------------------------------------------------------------------
                                                                     Enterprise Accumulation Trust
                                             ----------------------------------------------------------------------------
                                                      Equity                    Capital                  Multi-Cap
                                                      Income                 Appreciation                 Growth
                                                    Subaccount                Subaccount                Subaccount
                                             ------------------------  ------------------------  ------------------------
                                             For the year For the year For the year For the year For the year For the year
                                                ended        ended        ended        ended        ended        ended
                                             December 31, December 31, December 31, December 31, December 31, December 31,
                                                 2001         2000         2001         2000         2001         2000
                                             ------------ ------------ ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss)...............  $   13,102   $    1,808  $    12,302   $  165,372  $   (18,637) $    (9,348)
 Net realized gain (loss) on investments....       6,513      (21,235)    (496,675)     272,992   (1,405,665)    (329,948)
 Net change in unrealized appreciation
   (depreciation) of investments............    (191,389)     100,153     (294,834)    (874,427)     521,072   (1,293,441)
                                              ----------   ----------  -----------   ----------  -----------  -----------
Net increase (decrease) in net assets
 resulting from operations..................    (171,774)      80,726     (779,207)    (436,063)    (903,230)  (1,632,737)
                                              ----------   ----------  -----------   ----------  -----------  -----------
From unit transactions:
 Net proceeds from the issuance of units....   1,407,091      940,041    2,693,407    2,906,900    4,393,997    6,921,663
 Net asset value of units redeemed or used
   to meet contract obligations.............    (388,858)    (611,966)  (1,134,462)    (945,123)  (1,771,818)  (1,087,507)
                                              ----------   ----------  -----------   ----------  -----------  -----------
Net increase from unit transactions.........   1,018,233      328,075    1,558,945    1,961,777    2,622,179    5,834,156
                                              ----------   ----------  -----------   ----------  -----------  -----------
Net increase in net assets..................     846,459      408,801      779,738    1,525,714    1,718,949    4,201,419
Net assets beginning of period..............   1,275,068      866,267    3,565,683    2,039,969    4,641,746      440,327
                                              ----------   ----------  -----------   ----------  -----------  -----------
Net assets end of period*...................  $2,121,527   $1,275,068  $ 4,345,421   $3,565,683  $ 6,360,695  $ 4,641,746
                                              ==========   ==========  ===========   ==========  ===========  ===========
Unit transactions:
Units outstanding beginning of period.......     111,358       80,262      245,534      120,616      494,446       32,431
Units issued during the period..............     134,109       88,864      220,275      184,852      551,550      551,105
Units redeemed during the period............     (37,120)     (57,768)     (94,492)     (59,934)    (227,203)     (89,090)
                                              ----------   ----------  -----------   ----------  -----------  -----------
Units outstanding end of period.............     208,347      111,358      371,317      245,534      818,793      494,446
                                              ==========   ==========  ===========   ==========  ===========  ===========
----------
*  Includes undistributed net investment
   income (loss) of:                          $   14,319   $    1,217  $   175,477   $  163,175  $   (28,112) $    (9,475)
                                              ==========   ==========  ===========   ==========  ===========  ===========

** Commencement of operations


                      See notes to financial statements.

                           MONY Custom Equity Master
------------------------------------------------------------------------------
                         Enterprise Accumulation Trust
------------------------------------------------------------------------------
                              Worldwide         Emerging           Mid-Cap
        Balanced               Growth           Countries          Growth
       Subaccount            Subaccount        Subaccount        Subaccount
------------------------  ----------------- ----------------- -----------------
For the year For the year  For the period    For the period    For the period
   ended        ended       May 3, 2001**    May 24, 2001**    May 21, 2001**
December 31, December 31,      through           through           through
    2001         2000     December 31, 2001 December 31, 2001 December 31, 2001
------------ ------------ ----------------- ----------------- -----------------
 $   5,108     $    618        $   (75)         $   (148)         $   (169)
    (8,920)         110         (1,593)           (1,476)           (5,006)

     4,335        2,213          3,297             9,559            13,105
 ---------     --------        -------          --------          --------

       523        2,941          1,629             7,935             7,930
 ---------     --------        -------          --------          --------
   506,573      225,971         80,669           135,146           253,265

  (121,547)     (38,679)        (9,737)           (6,076)          (18,762)
 ---------     --------        -------          --------          --------
   385,026      187,292         70,932           129,070           234,503
 ---------     --------        -------          --------          --------
   385,549      190,233         72,561           137,005           242,433
   192,507        2,274              0                 0                 0
 ---------     --------        -------          --------          --------
 $ 578,056     $192,507        $72,561          $137,005          $242,433
 =========     ========        =======          ========          ========
    18,855          221              0                 0                 0
    52,973       22,491          9,247            15,154            34,505
   (12,727)      (3,857)        (1,098)             (721)           (2,570)
 ---------     --------        -------          --------          --------
    59,101       18,855          8,149            14,433            31,935
 =========     ========        =======          ========          ========

 $   5,726     $    618        $   (75)         $   (148)         $   (169)
 =========     ========        =======          ========          ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,


                                           MONY Custom Equity Master
                                 --------------------------------------------
                                         Dreyfus                Dreyfus
                                          Stock                 Socially
                                          Index            Responsible Growth
                                        Subaccount             Subaccount
                                 -----------------------  -------------------
                                    2001         2000       2001       2000
                                 -----------  ----------  ---------  --------
  From operations:
   Net investment income (loss). $    69,547  $   50,646  $  (1,683) $  2,123
   Net realized gain (loss) on
     investments................    (394,027)     (5,117)   (89,879)    5,253
   Net change in unrealized
     appreciation
     (depreciation) of
     investments................    (150,787)   (224,769)   (54,540)  (39,108)
                                 -----------  ----------  ---------  --------
  Net decrease in net assets
   resulting from operations....    (475,267)   (179,240)  (146,102)  (31,732)
                                 -----------  ----------  ---------  --------
  From unit transactions:
   Net proceeds from the
     issuance of units..........   5,257,148   3,060,428    770,425   379,358
   Net asset value of units
     redeemed or used to meet
     contract obligations.......  (1,251,894)   (360,740)  (176,215)  (49,349)
                                 -----------  ----------  ---------  --------
  Net increase from unit
   transactions.................   4,005,254   2,699,688    594,210   330,009
                                 -----------  ----------  ---------  --------
  Net increase in net assets....   3,529,987   2,520,448    448,108   298,277
  Net assets beginning of year..   2,656,799     136,351    389,294    91,017
                                 -----------  ----------  ---------  --------
  Net assets end of year*....... $ 6,186,786  $2,656,799  $ 837,402  $389,294
                                 ===========  ==========  =========  ========
  Unit transactions:
  Units outstanding beginning
   of year......................     272,935      12,662     39,772     8,243
  Units issued during the year..     598,841     294,965     93,353    36,266
  Units redeemed during the year    (145,421)    (34,692)   (22,212)   (4,737)
                                 -----------  ----------  ---------  --------
  Units outstanding end of year.     726,355     272,935    110,913    39,772
                                 ===========  ==========  =========  ========
  ----------
  *Includes undistributed net
   investment income of:         $   121,005  $   51,458  $   3,377  $  5,060
                                 ===========  ==========  =========  ========

                      See notes to financial statements.

                                  MONY Custom Equity Master
---------------------------------------------------------------------------------------------
             Fidelity Variable Insurance Products Funds                 Janus Aspen Series
-------------------------------------------------------------------  ------------------------

          VIP                   VIP II                VIP III               Aggressive
        Growth                Contrafund        Growth Opportunities          Growth
      Subaccount              Subaccount             Subaccount             Subaccount
----------------------  ----------------------  -------------------  ------------------------
   2001        2000        2001        2000       2001       2000       2001         2000
----------  ----------  ----------  ----------  ---------  --------  -----------  -----------
$  123,802  $   11,857  $   59,853  $   26,972  $  (1,127) $  4,557  $   (13,700) $   292,907
  (449,044)    (27,656)   (250,137)    (38,064)   (78,125)  (10,516)  (2,027,594)    (268,611)
  (109,497)   (197,290)    (87,355)    (83,694)   (16,829)  (58,779)     211,003   (1,418,465)
----------  ----------  ----------  ----------  ---------  --------  -----------  -----------
  (434,739)   (213,089)   (277,639)    (94,786)   (96,081)  (64,738)  (1,830,291)  (1,394,169)
----------  ----------  ----------  ----------  ---------  --------  -----------  -----------
 3,281,560   2,096,981   2,684,559   2,220,996    698,789   660,220    4,723,331    5,144,249
  (818,725)   (254,083)   (726,918)   (314,167)  (209,934)  (79,555)  (1,417,387)    (769,279)
----------  ----------  ----------  ----------  ---------  --------  -----------  -----------
 2,462,835   1,842,898   1,957,641   1,906,829    488,855   580,665    3,305,944    4,374,970
----------  ----------  ----------  ----------  ---------  --------  -----------  -----------
 2,028,096   1,629,809   1,680,002   1,812,043    392,774   515,927    1,475,653    2,980,801
 1,687,137      57,328   1,928,752     116,709    549,559    33,632    3,386,064      405,263
----------  ----------  ----------  ----------  ---------  --------  -----------  -----------
$3,715,233  $1,687,137  $3,608,754  $1,928,752  $ 942,333  $549,559  $ 4,861,717  $ 3,386,064
==========  ==========  ==========  ==========  =========  ========  ===========  ===========
   166,741       5,021     182,000      10,237     65,733     3,320      357,290       29,042
   377,843     184,034     286,751     200,127     95,149    71,044      714,405      386,534
   (96,644)    (22,314)    (78,797)    (28,364)   (28,665)   (8,631)    (221,230)     (58,286)
----------  ----------  ----------  ----------  ---------  --------  -----------  -----------
   447,940     166,741     389,954     182,000    132,217    65,733      850,465      357,290
==========  ==========  ==========  ==========  =========  ========  ===========  ===========

$  135,646  $   11,844  $   86,796  $   26,943  $   3,418  $  4,545  $   279,099  $   292,799
==========  ==========  ==========  ==========  =========  ========  ===========  ===========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                                                    MONY Custom Equity Master
                               ------------------------------------------------------------------------
                                                          Janus Aspen Series
                               -----------------------------------------------------------------------
                                                               Capital                Worldwide
                                      Balanced              Appreciation                Growth
                                     Subaccount              Subaccount               Subaccount
                               ----------------------  ----------------------  -----------------------
                                  2001        2000        2001        2000        2001         2000
                               ----------  ----------  ----------  ----------  -----------  ----------
From operations:
 Net investment income........ $   60,268  $   67,350  $   29,699  $   20,113  $     9,017  $  149,488
 Net realized loss on
   investments................  (105,414)     (22,956)   (586,101)     (4,558)    (908,964)    (70,248)
 Net change in unrealized
   depreciation of investments   (27,979)     (72,184)   (109,141)   (448,911)     (44,378)   (606,602)
                               ----------  ----------  ----------  ----------  -----------  ----------
Net decrease in net assets
 resulting from operations....    (73,125)    (27,790)   (665,543)   (433,356)    (944,325)   (527,362)
                               ----------  ----------  ----------  ----------  -----------  ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........  2,392,089   1,457,490   2,571,656   2,981,385    4,153,693   3,880,330
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (554,296)    (188,408)   (827,084)   (375,303)  (1,361,933)   (533,496)
                               ----------  ----------  ----------  ----------  -----------  ----------
Net increase from unit
 transactions.................  1,837,793   1,269,082   1,744,572   2,606,082    2,791,760   3,346,834
                               ----------  ----------  ----------  ----------  -----------  ----------
Net increase in net assets....  1,764,668   1,241,292   1,079,029   2,172,726    1,847,435   2,819,472
Net assets beginning of year..  1,271,948      30,656   2,392,622     219,896    3,038,890     219,418
                               ----------  ----------  ----------  ----------  -----------  ----------
Net assets end of year*....... $3,036,616  $1,271,948  $3,471,651  $2,392,622  $ 4,886,325  $3,038,890
                               ==========  ==========  ==========  ==========  ===========  ==========
Unit transactions:
Units outstanding beginning
 of year......................    122,793       2,882     222,664      16,682      275,632      16,721
Units issued during the year..    242,250     137,761     285,855     236,156      449,887     300,001
Units redeemed during the year    (56,454)    (17,850)    (94,494)    (30,174)    (151,956)    (41,090)
                               ----------  ----------  ----------  ----------  -----------  ----------
Units outstanding end of year.    308,589     122,793     414,025     222,664      573,563     275,632
                               ==========  ==========  ==========  ==========  ===========  ==========
----------
*Includes undistributed net
 investment income of:         $  127,885  $   67,617  $   50,133  $   20,434  $   158,449  $  149,432
                               ==========  ==========  ==========  ==========  ===========  ==========






                                          Total
                               --------------------------
                                   2001          2000
                               ------------  ------------
From operations:
 Net investment income........ $  4,797,753  $  5,565,970
 Net realized loss on
   investments................ $(13,919,725) $   (543,476)
 Net change in unrealized
   depreciation of investments $ (2,569,897) $(11,362,815)
                               ------------  ------------
Net decrease in net assets
 resulting from operations....  (11,691,869)   (6,340,321)
                               ------------  ------------
From unit transactions:
 Net proceeds from the
   issuance of units..........   89,608,277    76,478,745
 Net asset value of units
   redeemed or used to meet
   contract obligations....... $(32,811,606) $(25,075,837)
                               ------------  ------------
Net increase from unit
 transactions.................   56,796,671    51,402,908
                               ------------  ------------
Net increase in net assets....   45,104,802    45,062,587
Net assets beginning of year..   78,455,690    33,393,103
                               ------------  ------------
Net assets end of year*....... $123,560,492  $ 78,455,690
                               ============  ============
Unit transactions:
Units outstanding beginning
 of year......................
Units issued during the year..
Units redeemed during the year

Units outstanding end of year.

----------
*Includes undistributed net
 investment income of:         $ 11,375,991  $  6,578,238
                               ============  ============

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS

1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONY Equity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Equity Master) is presented here.

   There are twenty-eight MONY Custom Equity Master subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Equity Master Subaccounts for the year ended December 31, 2001 aggregated $22,782,959.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of average daily net assets of each of the MONY Custom Equity Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the year ended December 31, 2001, MONY America received $32,229 in aggregate from certain Funds in connection with Custom Equity Master Subaccounts.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


4. Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the period ended December 31, 2001 were as follows:

                                                  Cost of Shares
                                                     Acquired     Proceeds
                                                    (Excludes    from Shares
   MONY Custom Equity Master Subaccounts          Reinvestments)  Redeemed
   -------------------------------------          -------------- -----------
   MONY Series Fund, Inc.
   Intermediate Term Bond Portfolio..............  $ 1,154,583   $  449,013
   Long Term Bond Portfolio......................    1,789,558      536,090
   Government Securities Portfolio...............    1,417,245      451,681
   Money Market Portfolio........................   12,089,835    8,109,988

   Enterprise Accumulation Trust
   Equity Portfolio..............................    6,303,306    2,381,061
   Small Company Value Portfolio.................    6,373,904    2,466,599
   Managed Portfolio.............................    5,524,221    2,951,563
   International Growth Portfolio................    1,886,564      731,192
   High Yield Bond Portfolio.....................    1,710,567      552,063
   Growth Portfolio..............................   12,508,919    6,002,296
   Growth and Income Portfolio...................    5,468,624    2,089,231
   Small Company Growth Portfolio................    3,655,783    1,783,938
   Equity Income Portfolio.......................    1,516,718      503,997
   Capital Appreciation Portfolio................    2,945,149    1,399,431
   Multi-Cap Growth Portfolio....................    4,859,845    2,255,822
   Balanced Portfolio............................      522,063      138,160
   Worldwide Growth Portfolio....................       83,910       13,041
   Emerging Countries Portfolio..................      145,290       16,346
   Mid-Cap Growth Portfolio......................      258,323       23,952

   Dreyfus
   Dreyfus Stock Index Fund......................    5,555,238    1,564,497
   Dreyfus Socially Responsible Growth Fund, Inc.      833,435      241,350

   Fidelity Variable Insurance Products Funds
   VIP Growth Portfolio..........................    3,448,968      995,078
   VIP II Contrafund Portfolio...................    2,936,808      988,342
   VIP III Growth Opportunities Portfolio........      722,760      236,352

   Janus Aspen Series
   Aggressive Growth Portfolio...................    4,952,000    1,659,384
   Balanced Portfolio............................    2,631,988      801,204
   Capital Appreciation Portfolio................    2,954,775    1,220,035
   Worldwide Growth Portfolio....................    4,454,889    1,676,432

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2001:

                                                                            For the period ended
                                                 At December 31, 2001         December 31, 2001
                                               ------------------------ ----------------------------
                                                                 Net    Investment
                                                          Unit  Assets    Income   Expense    Total
MONY Custom Equity Master Subaccounts            Units   Values (000s)    Ratio*   Ratio**  Return***
-------------------------------------          --------- ------ ------- ---------- -------  ---------

MONY Series Fund, Inc.
Intermediate Term Bond Subaccount.............   119,810 $11.65 $ 1,396    4.26%    0.35%      8.17%
Long Term Bond Subaccount.....................   209,209  11.20   2,343    3.73     0.35       5.96
Government Securities Subaccount..............   146,574  11.64   1,707    3.44     0.35       6.20
Money Market Subaccount.......................   649,426  11.45   7,435    3.41     0.35       3.43

Enterprise Accumulation Trust
Equity Subaccount.............................   887,133   8.91   7,909    0.00     0.35     (19.15)
Small Company Value Subaccount................   641,682  13.88   8,905    0.27     0.35       4.91
Managed Subaccount............................   941,722   9.90   9,327    2.25     0.35     (11.53)
International Growth Subaccount...............   309,095   8.71   2,693    0.73     0.35     (28.08)
High Yield Bond Subaccount....................   206,143  10.61   2,188    8.84     0.35       5.47
Growth Subaccount............................. 2,036,137  10.27  20,907    0.48     0.35     (12.89)
Growth and Income Subaccount..................   758,620  10.63   8,064    0.93     0.35     (12.15)
Small Company Growth Subaccount...............   338,648  15.60   5,285    0.00     0.35      (4.18)
Equity Income Subaccount......................   208,347  10.18   2,122    1.15     0.35     (11.09)
Capital Appreciation Subaccount...............   371,317  11.70   4,345    0.67     0.35     (19.42)
Multi-Cap Growth Subaccount...................   818,793   7.77   6,361    0.00     0.35     (17.25)
Balanced Subaccount...........................    59,101   9.78     578    1.85     0.35      (4.21)
Worldwide Growth Subaccount (1)...............     8,149   8.90      73    0.00(/\) 0.35(/\) (11.00)
Emerging Countries Subaccount (2).............    14,433   9.49     137    0.00(/\) 0.35(/\)  (5.10)
Mid-Cap Growth Subaccount (3).................    31,935   7.59     242    0.00(/\) 0.35(/\) (24.10)

Dreyfus
Dreyfus Stock Index Subaccount................   726,355   8.52   6,187    1.23     0.35     (12.44)
Dreyfus Socially Responsible Growth Subaccount   110,913   7.55     837    0.08     0.35     (22.88)

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount.........................   447,940   8.29   3,715    0.00     0.35     (18.08)
VIP II Contrafund Subaccount..................   389,954   9.25   3,609    0.51     0.35     (12.74)
VIP III Growth Opportunities Subaccount.......   132,217   7.13     942    0.19     0.35     (14.71)

Janus Aspen Series
Aggressive Growth Subaccount..................   850,465   5.72   4,862    0.00     0.35     (39.66)
Balanced Subaccount...........................   308,589   9.84   3,037    3.22     0.35      (5.02)
Capital Appreciation Subaccount...............   414,025   8.39   3,472    1.38     0.35     (21.95)
Worldwide Growth Subaccount...................   573,563   8.52   4,886    0.58     0.35     (22.76)

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5.  Financial Highlights: (continued)

* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(/\)Annualized
(1) For the period May 3, 2001 (commencement of operations) through December 31, 2001.
(2) For the period May 24, 2001 (commencement of operations) through December 31, 2001.
(3) For the period May 21, 2001 (commencement of operations) through December 31, 2001.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- MONY Custom Estate Master

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of MONY Custom Estate Master's Subaccounts of MONY America Variable Account L at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2001

                                                     MONY Custom Estate Master
                               --------------------------------------------------------------------
                                                                             Enterprise Accumulation
                                          MONY Series Fund, Inc.                      Trust
                               --------------------------------------------- ----------------------
                                                                                           Small
                               Intermediate Long Term  Government   Money                 Company
                                Term Bond      Bond    Securities   Market     Equity      Value
                                Subaccount  Subaccount Subaccount Subaccount Subaccount  Subaccount
                               ------------ ---------- ---------- ---------- ----------  ----------
           ASSETS
Shares held in respective
  Funds.......................     24,389      23,998     19,505   1,062,755    43,425       47,933
                                 ========    ========   ========  ========== =========   ==========
Investments at cost...........   $263,209    $306,315   $216,220  $1,062,755 $ 945,267   $1,084,536
                                 ========    ========   ========  ========== =========   ==========
Investments in respective
  Funds, at net asset value...   $274,870    $321,096   $223,523  $1,062,755 $ 752,992   $  939,008
Amount due from MONY America..          0           0          0           0       361          542
Amount due from respective
  Funds.......................        200         221        114          89       408           83
                                 --------    --------   --------  ---------- ---------   ----------
       Total assets...........    275,070     321,317    223,637   1,062,844   753,761      939,633
                                 --------    --------   --------  ---------- ---------   ----------
         LIABILITIES
Amount due to MONY America....        248         276        153         271       538          240
Amount due to respective Funds          0           0          0           0       361          542
                                 --------    --------   --------  ---------- ---------   ----------
       Total liabilities......        248         276        153         271       899          782
                                 --------    --------   --------  ---------- ---------   ----------
Net assets....................   $274,822    $321,041   $223,484  $1,062,573 $ 752,862   $  938,851
                                 ========    ========   ========  ========== =========   ==========
Net assets consist of:
  Contractholders' net
   payments...................   $249,109    $284,958   $206,921  $1,000,271 $ 903,698   $  868,256
  Undistributed net
   investment income..........     20,103      27,243      8,939      62,302   235,799      277,739
  Accumulated net realized
   gain (loss) on investments.     (6,051)     (5,941)       321           0  (194,360)     (61,616)
  Net unrealized appreciation
   (depreciation) of
   investments................     11,661      14,781      7,303           0  (192,275)    (145,528)
                                 --------    --------   --------  ---------- ---------   ----------
Net assets....................   $274,822    $321,041   $223,484  $1,062,573 $ 752,862   $  938,851
                                 ========    ========   ========  ========== =========   ==========
Number of units outstanding*..     23,432      27,875     19,126      92,971    85,310       71,640
                                 --------    --------   --------  ---------- ---------   ----------
Net asset value per unit
  outstanding*................   $  11.73    $  11.52   $  11.68  $    11.43 $    8.83   $    13.11
                                 ========    ========   ========  ========== =========   ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001


                                                      MONY Custom Estate Master
                               ----------------------------------------------------------------------
                                                    Enterprise Accumulation Trust
                               ----------------------------------------------------------------------
                                                                                              Small
                                           International High Yield             Growth and   Company
                                Managed       Growth        Bond      Growth      Income      Growth
                               Subaccount   Subaccount   Subaccount Subaccount  Subaccount  Subaccount
                               ----------  ------------- ---------- ----------  ----------  ----------
           ASSETS
Shares held in respective
  Funds.......................     66,679       58,817      81,751     562,790     255,690     90,186
                               ==========    =========    ========  ==========  ==========   ========
Investments at cost........... $1,492,050    $ 309,692    $377,942  $3,182,997  $1,532,160   $715,867
                               ==========    =========    ========  ==========  ==========   ========
Investments in respective
  Funds, at net asset value... $1,306,914    $ 254,678    $354,799  $2,932,138  $1,383,284   $709,761
Amount due from MONY America..        849          444           0      11,483       4,763        624
Amount due from respective
  Funds.......................        339           76          65         902         340         60
                               ----------    ---------    --------  ----------  ----------   --------
       Total assets...........  1,308,102      255,198     354,864   2,944,523   1,388,387    710,445
                               ----------    ---------    --------  ----------  ----------   --------
         LIABILITIES
Amount due to MONY America....        561          119         126       1,405         575        179
Amount due to respective Funds        849          444           0      11,483       4,763        624
                               ----------    ---------    --------  ----------  ----------   --------
       Total liabilities......      1,410          563         126      12,888       5,338        803
                               ----------    ---------    --------  ----------  ----------   --------
Net assets.................... $1,306,692    $ 254,635    $354,738  $2,931,635  $1,383,049   $709,642
                               ==========    =========    ========  ==========  ==========   ========
Net assets consist of:
  Contractholders' net
   payments................... $1,400,415    $ 545,460    $344,292  $3,246,419  $1,489,645   $662,286
  Undistributed net
   investment income (loss)...    499,505      112,474      41,118      16,255       5,868     21,546
  Accumulated net realized
   gain (loss) on investments.   (408,092)    (348,285)     (7,529)    (80,180)     36,412     31,916
  Net unrealized appreciation
   (depreciation) of
   investments................   (185,136)     (55,014)    (23,143)   (250,859)   (148,876)    (6,106)
                               ----------    ---------    --------  ----------  ----------   --------
Net assets.................... $1,306,692    $ 254,635    $354,738  $2,931,635  $1,383,049   $709,642
                               ==========    =========    ========  ==========  ==========   ========
Number of units outstanding*..    133,735       31,108      33,604     293,534     132,155     46,743
                               ----------    ---------    --------  ----------  ----------   --------
Net asset value per unit
  outstanding*................ $     9.77    $    8.19    $  10.56  $     9.99  $    10.47   $  15.18
                               ==========    =========    ========  ==========  ==========   ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                           MONY Custom Estate Master
------------------------------------------------------------------------------
             Enterprise Accumulation Trust
-------------------------------------------------------
                                                                      Dreyfus
                                                          Dreyfus    Socially
  Equity     Capital    Multi-Cap              Mid-Cap     Stock    Responsible
  Income   Appreciation   Growth    Balanced    Growth     Index      Growth
Subaccount  Subaccount  Subaccount Subaccount Subaccount Subaccount Subaccount
---------- ------------ ---------- ---------- ---------- ---------- -----------
  148,821      78,366      63,742     31,950     4,899      27,756      1,579
 ========    ========   =========   ========   =======    ========    =======
 $787,948    $528,723   $ 610,383   $159,281   $32,282    $875,192    $48,298
 ========    ========   =========   ========   =======    ========    =======
 $747,079    $445,902   $ 537,346   $155,275   $37,624    $814,909    $42,114
      361         741         651         18         0         100         24
      148         128         100         29         0      30,694      4,601
 --------    --------   ---------   --------   -------    --------    -------
  747,588     446,771     538,097    155,322    37,624     845,703     46,739
 --------    --------   ---------   --------   -------    --------    -------
      274         203         191         55         6      30,829      4,609
      361         741         651         18         0         100         24
 --------    --------   ---------   --------   -------    --------    -------
      635         944         842         73         6      30,929      4,633
 --------    --------   ---------   --------   -------    --------    -------
 $746,953    $445,827   $ 537,255   $155,249   $37,618    $814,774    $42,106
 ========    ========   =========   ========   =======    ========    =======
 $784,911    $514,050   $ 727,058   $158,759   $32,385    $883,507    $49,510
    4,957      14,343      (2,139)     2,360       (36)     15,322        (19)
   (2,046)        255    (114,627)    (1,864)      (73)    (23,772)    (1,201)
  (40,869)    (82,821)    (73,037)    (4,006)    5,342     (60,283)    (6,184)
 --------    --------   ---------   --------   -------    --------    -------
 $746,953    $445,827   $ 537,255   $155,249   $37,618    $814,774    $42,106
 ========    ========   =========   ========   =======    ========    =======
   74,868      41,343      73,588     15,884     4,146      96,211      5,786
 --------    --------   ---------   --------   -------    --------    -------
 $   9.98    $  10.78   $    7.30   $   9.77   $  9.07    $   8.47    $  7.28
 ========    ========   =========   ========   =======    ========    =======

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001


                                                                 MONY Custom Estate Master
                               ---------------------------------------------------------------------------------------------
                                   Fidelity Variable Insurance
                                         Products Funds                         Janus Aspen Series
                               ----------------------------------  --------------------------------------------
                                                        VIP III
                                  VIP       VIP II      Growth     Aggressive              Capital    Worldwide
                                 Growth   Contrafund Opportunities   Growth    Balanced  Appreciation   Growth
                               Subaccount Subaccount  Subaccount   Subaccount Subaccount  Subaccount  Subaccount    Total
                               ---------- ---------- ------------- ---------- ---------- ------------ ---------- -----------
           ASSETS
Shares held in respective
 Funds........................    13,290     16,472       4,238       14,744     16,883      17,149      20,532
                                ========   ========     =======    =========   ========    ========    ========
Investments at cost...........  $487,856   $344,489     $62,152    $ 580,563   $391,139    $451,508    $656,371  $17,505,195
                                ========   ========     =======    =========   ========    ========    ========  ===========
Investments in respective
 Funds, at net asset value....  $444,957   $330,420     $64,033    $ 324,084   $381,046    $355,331    $585,971  $15,781,909
Amount due from MONY America..        85         16           0           53         52          36          74       21,277
Amount due from respective
 Funds........................     3,539      3,810           0        5,226      3,451         915       1,204       56,742
                                --------   --------     -------    ---------   --------    --------    --------  -----------
      Total assets............   448,581    334,246      64,033      329,363    384,549     356,282     587,249   15,859,928
                                --------   --------     -------    ---------   --------    --------    --------  -----------
         LIABILITIES
Amount due to MONY America....     3,615      3,864          11        5,280      3,517         974       1,302       59,421
Amount due to respective Funds        85         16           0           53         52          36          74       21,277
                                --------   --------     -------    ---------   --------    --------    --------  -----------
      Total liabilities.......     3,700      3,880          11        5,333      3,569       1,010       1,376       80,698
                                --------   --------     -------    ---------   --------    --------    --------  -----------
Net assets....................  $444,881   $330,366     $64,022    $ 324,030   $380,980    $355,272    $585,873  $15,779,230
                                ========   ========     =======    =========   ========    ========    ========  ===========
Net assets consist of:
 Contractholders' net payments  $487,118   $358,829     $69,289    $ 683,880   $384,847    $492,395    $716,102  $17,544,370
 Undistributed net investment
   income.....................    34,713      7,682         428       20,099     14,299       5,433      12,376    1,458,709
 Accumulated net realized
   loss on investments........   (34,051)   (22,076)     (7,576)    (123,470)    (8,073)    (46,379)    (72,205)  (1,500,563)
 Net unrealized appreciation
   (depreciation) of
   investments................   (42,899)   (14,069)      1,881     (256,479)   (10,093)    (96,177)    (70,400)  (1,723,286)
                                --------   --------     -------    ---------   --------    --------    --------  -----------
Net assets....................  $444,881   $330,366     $64,022    $ 324,030   $380,980    $355,272    $585,873  $15,779,230
                                ========   ========     =======    =========   ========    ========    ========  ===========
Number of units outstanding*..    55,001     38,388       8,809       68,394     39,425      44,723      78,108
                                --------   --------     -------    ---------   --------    --------    --------
Net asset value per unit
 outstanding*.................  $   8.09   $   8.61     $  7.27    $    4.74   $   9.66    $   7.94    $   7.50
                                ========   ========     =======    =========   ========    ========    ========

----------
* Units outstanding have been rounded for presentation purposes.


                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001

                                                           MONY Custom Estate Master
                               --------------------------------------------------------------------------------
                                          MONY Series Fund, Inc.                Enterprise Accumulation Trust
                               --------------------------------------------  ----------------------------------
                               Intermediate Long Term  Government   Money               Small Company
                                Term Bond      Bond    Securities   Market     Equity       Value      Managed
                                Subaccount  Subaccount Subaccount Subaccount Subaccount  Subaccount   Subaccount
                               ------------ ---------- ---------- ---------- ---------- ------------- ----------
Dividend income...............   $ 9,277     $12,405     $5,756    $32,201   $       0    $   1,900   $  27,486
Distribution from net
  realized gains..............         0           0          0          0     112,894      192,223      65,765
Mortality and expense risk
  charges.....................      (758)       (976)      (582)    (3,126)     (2,139)      (2,482)     (4,190)
                                 -------     -------     ------    -------   ---------    ---------   ---------
Net investment income.........     8,519      11,429      5,174     29,075     110,755      191,641      89,061
                                 -------     -------     ------    -------   ---------    ---------   ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................       837       2,995        944          0    (164,469)     (64,006)   (267,690)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................     6,591       1,315      2,787          0     (57,907)     (91,442)     33,588
                                 -------     -------     ------    -------   ---------    ---------   ---------
Net realized and unrealized
  gain (loss) on investments..     7,428       4,310      3,731          0    (222,376)    (155,448)   (234,102)
                                 -------     -------     ------    -------   ---------    ---------   ---------
Net increase (decrease) in
  net assets resulting from
  operations..................   $15,947     $15,739     $8,905    $29,075   $(111,621)   $  36,193   $(145,041)
                                 =======     =======     ======    =======   =========    =========   =========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                           MONY Custom Estate Master
                                    --------------------------------------
                                         Enterprise Accumulation Trust
                                    --------------------------------------
                                    International  High Yield
                                       Growth         Bond        Growth
                                     Subaccount    Subaccount   Subaccount
                                    ------------- ------------ ------------
                                    For the year  For the year For the year
                                        ended        ended        ended
                                    December 31,  December 31, December 31,
                                        2001          2001         2001
                                    ------------- ------------ ------------
     Dividend income...............   $   1,651     $ 26,798    $  12,756
     Distribution from net
       realized gains..............      25,576            0            0
     Mortality and expense risk
       charges.....................      (1,763)      (1,060)      (9,041)
                                      ---------     --------    ---------
     Net investment income (loss)..      25,464       25,738        3,715
                                      ---------     --------    ---------
     Realized and unrealized gain
       (loss) on investments:
       Net realized gain (loss) on
        investments................    (354,826)      (4,099)    (141,952)
       Net change in unrealized
        appreciation
        (depreciation) of
        investments................     126,672       (8,004)    (193,933)
                                      ---------     --------    ---------
     Net realized and unrealized
       gain (loss) on investments..    (228,154)     (12,103)    (335,885)
                                      ---------     --------    ---------
     Net increase (decrease) in
       net assets resulting from
       operations..................   $(202,690)    $ 13,635    $(332,170)
                                      =========     ========    =========

----------
** Commencement of operations

                      See notes to financial statements.

                                   MONY Custom Estate Master
-----------------------------------------------------------------------------------------------
                                 Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------
 Growth and  Small Company    Equity      Capital     Multi-Cap                     Mid-Cap
   Income       Growth        Income    Appreciation    Growth      Balanced        Growth
 Subaccount   Subaccount    Subaccount   Subaccount   Subaccount   Subaccount     Subaccount
------------ ------------- ------------ ------------ ------------ ------------ -----------------
For the year For the year  For the year For the year For the year For the year  For the period
   ended         ended        ended        ended        ended        ended      July 20, 2001**
December 31, December 31,  December 31, December 31, December 31, December 31,      through
    2001         2001          2001         2001         2001         2001     December 31, 2001
------------ ------------- ------------ ------------ ------------ ------------ -----------------
 $  10,977     $  9,330      $  6,840     $  2,634     $      0     $ 2,283         $    0
         0       12,453             0            0            0           0              0
    (4,214)      (1,928)       (2,245)      (1,352)      (1,543)       (504)           (36)
 ---------     --------      --------     --------     --------     -------         ------
     6,763       19,855         4,595        1,282       (1,543)      1,779            (36)
 ---------     --------      --------     --------     --------     -------         ------
       227      (20,677)       (1,169)     (24,186)     (93,030)     (1,842)           (73)
  (155,378)        (215)      (78,549)     (53,406)      14,384      (5,234)         5,342
 ---------     --------      --------     --------     --------     -------         ------
  (155,151)     (20,892)      (79,718)     (77,592)     (78,646)     (7,076)         5,269
 ---------     --------      --------     --------     --------     -------         ------
 $(148,388)    $ (1,037)     $(75,123)    $(76,310)    $(80,189)    $(5,297)        $5,233
 =========     ========      ========     ========     ========     =======         ======

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001

                                            MONY Custom Estate Master
                                            ------------------------
                                                            Dreyfus
                                             Dreyfus       Socially
                                              Stock       Responsible
                                              Index         Growth
                                            Subaccount    Subaccount
                                            ----------    -----------
             Dividend income...............  $  6,615       $    24
             Distribution from net
               realized gains..............     4,045             0
             Mortality and expense risk
               charges.....................    (1,802)         (103)
                                             --------       -------
             Net investment income (loss)..     8,858           (79)
                                             --------       -------
             Realized and unrealized gain
               (loss) on investments:
               Net realized loss on
                investments................   (32,068)       (1,308)
               Net change in unrealized
                appreciation
                (depreciation) of
                investments................   (31,793)       (5,344)
                                             --------       -------
             Net realized and unrealized
               loss on investments.........   (63,861)       (6,652)
                                             --------       -------
             Net decrease in net assets
               resulting from operations...  $(55,003)      $(6,731)
                                             ========       =======

                      See notes to financial statements.

                                      MONY Custom Estate Master
----------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds              Janus Aspen Series
----------------------------------------- --------------------------------------------
                               VIP III
   VIP             VIP II      Growth     Aggressive              Capital    Worldwide
  Growth         Contrafund Opportunities   Growth    Balanced  Appreciation   Growth
Subaccount       Subaccount  Subaccount   Subaccount Subaccount  Subaccount  Subaccount    Total
----------       ---------- ------------- ---------- ---------- ------------ ---------- -----------
 $      0         $    798     $    57    $       0   $  9,616    $  4,287    $  2,570  $   186,261
   16,394            3,195           0            0          0           0           0      432,545
     (980)            (781)       (117)      (1,142)    (1,030)     (1,064)     (1,392)     (46,350)
 --------         --------     -------    ---------   --------    --------    --------  -----------
   15,414            3,212         (60)      (1,142)     8,586       3,223       1,178      572,456
 --------         --------     -------    ---------   --------    --------    --------  -----------
  (30,853)         (17,022)     (6,442)    (100,713)    (6,198)    (45,829)    (69,838)  (1,443,287)
  (18,673)          (8,806)      5,294      (75,020)    (4,767)    (31,935)    (18,603)    (643,036)
 --------         --------     -------    ---------   --------    --------    --------  -----------
  (49,526)         (25,828)     (1,148)    (175,733)   (10,965)    (77,764)    (88,441)  (2,086,323)
 --------         --------     -------    ---------   --------    --------    --------  -----------
 $(34,112)        $(22,616)    $(1,208)   $(176,875)  $ (2,379)   $(74,541)   $(87,263) $(1,513,867)
 ========         ========     =======    =========   ========    ========    ========  ===========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                                MONY Custom Estate Master
                               ----------------------------------------------------------
                                                 MONY Series Fund, Inc.
                               ----------------------------------------------------------
                                  Intermediate          Long Term          Government
                                    Term Bond             Bond             Securities
                                   Subaccount          Subaccount          Subaccount
                               ------------------  ------------------  ------------------
                                 2001      2000      2001      2000      2001      2000
                               --------  --------  --------  --------  --------  --------
From operations:
 Net investment income........ $  8,519  $  8,078  $ 11,429  $ 11,265  $  5,174  $  3,548
 Net realized gain (loss) on
   investments................      837    (6,320)    2,995    (6,902)      944      (358)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................    6,591     8,287     1,315    20,868     2,787     4,259
                               --------  --------  --------  --------  --------  --------
Net increase (decrease) in
 net assets resulting from
 operations...................   15,947    10,045    15,739    25,231     8,905     7,449
                               --------  --------  --------  --------  --------  --------
From unit transactions:
 Net proceeds from the
   issuance of units..........  121,623    69,042   110,478    93,945   129,023    58,595
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (14,261)  (17,826)  (16,761)  (20,887)  (20,232)  (10,185)
                               --------  --------  --------  --------  --------  --------
Net increase from unit
 transactions.................  107,362    51,216    93,717    73,058   108,791    48,410
                               --------  --------  --------  --------  --------  --------
Net increase in net assets....  123,309    61,261   109,456    98,289   117,696    55,859
Net assets beginning of year..  151,513    90,252   211,585   113,296   105,788    49,929
                               --------  --------  --------  --------  --------  --------
Net assets end of year*....... $274,822  $151,513  $321,041  $211,585  $223,484  $105,788
                               ========  ========  ========  ========  ========  ========
Unit transactions:
Units outstanding beginning
 of year......................   13,970     8,951    19,459    12,005     9,616     4,962
Units issued during the year..   10,713     6,944     9,902     9,581    11,337     5,630
Units redeemed during the year   (1,251)   (1,925)   (1,486)   (2,127)   (1,827)     (976)
                               --------  --------  --------  --------  --------  --------
Units outstanding end of year.   23,432    13,970    27,875    19,459    19,126     9,616
                               ========  ========  ========  ========  ========  ========
----------
*  Includes undistributed net
   investment income of:       $ 20,103  $ 11,584  $ 27,243  $ 15,814  $  8,939  $  3,765
                               ========  ========  ========  ========  ========  ========

                      See notes to financial statements.

                                 MONY Custom Estate Master
------------------------------------------------------------------------------------------
 MONY Series Fund, Inc.                    Enterprise Accumulation Trust
-----------------------  -----------------------------------------------------------------
         Money                                    Small Company
         Market                 Equity                Value                 Managed
       Subaccount             Subaccount            Subaccount            Subaccount
-----------------------  --------------------  -------------------  ----------------------
   2001        2000        2001       2000       2001       2000       2001        2000
----------  -----------  ---------  ---------  ---------  --------  ----------  ----------
$   29,075  $    28,359  $ 110,755  $ 113,323  $ 191,641  $ 73,579  $   89,061  $  338,605
         0            0   (164,469)   (28,343)   (64,006)     (263)   (267,690)   (134,537)
         0            0    (57,907)  (145,922)   (91,442)  (63,235)     33,588    (177,115)
----------  -----------  ---------  ---------  ---------  --------  ----------  ----------
    29,075       28,359   (111,621)   (60,942)    36,193    10,081    (145,041)     26,953
----------  -----------  ---------  ---------  ---------  --------  ----------  ----------
   728,578    1,521,896    477,191    461,229    604,594   284,379     570,513     672,643
  (382,491)  (1,089,238)  (136,325)   (99,362)  (193,947)  (51,357)   (240,942)   (210,987)
----------  -----------  ---------  ---------  ---------  --------  ----------  ----------
   346,087      432,658    340,866    361,867    410,647   233,022     329,571     461,656
----------  -----------  ---------  ---------  ---------  --------  ----------  ----------
   375,162      461,017    229,245    300,925    446,840   243,103     184,530     488,609
   687,411      226,394    523,617    222,692    492,011   248,908   1,122,162     633,553
----------  -----------  ---------  ---------  ---------  --------  ----------  ----------
$1,062,573  $   687,411  $ 752,862  $ 523,617  $ 938,851  $492,011  $1,306,692  $1,122,162
==========  ===========  =========  =========  =========  ========  ==========  ==========
    62,215       21,669     47,999     19,286     39,371    20,346     101,675      58,038
    65,264      144,558     52,960     36,683     47,584    23,204      55,862      63,881
   (34,508)    (104,012)   (15,649)    (7,970)   (15,315)   (4,179)    (23,802)    (20,244)
----------  -----------  ---------  ---------  ---------  --------  ----------  ----------
    92,971       62,215     85,310     47,999     71,640    39,371     133,735     101,675
==========  ===========  =========  =========  =========  ========  ==========  ==========
$   62,302  $    33,227  $ 235,799  $ 125,044  $ 277,739  $ 86,098  $  499,505  $  410,444
==========  ===========  =========  =========  =========  ========  ==========  ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                                                 MONY Custom Estate Master
                                             ----------------------------------------------------------------
                                                               Enterprise Accumulation Trust
                                             ----------------------------------------------------------------
                                                 International         High Yield
                                                    Growth                Bond                 Growth
                                                  Subaccount           Subaccount            Subaccount
                                             --------------------  ------------------  ----------------------
                                               2001       2000       2001      2000       2001        2000
                                             ---------  ---------  --------  --------  ----------  ----------
From operations:
 Net investment income (loss)............... $  25,464  $  85,003  $ 25,738  $ 12,907  $    3,715  $   14,220
 Net realized gain (loss) on investments....  (354,826)     5,576    (4,099)   (2,889)   (141,952)     56,947
 Net change in unrealized appreciation
   (depreciation) of investments............   126,672   (208,098)   (8,004)  (14,167)   (193,933)   (193,209)
                                             ---------  ---------  --------  --------  ----------  ----------
Net increase (decrease) in net assets
 resulting from operations..................  (202,690)  (117,519)   13,635    (4,149)   (332,170)   (122,042)
                                             ---------  ---------  --------  --------  ----------  ----------
From unit transactions:
 Net proceeds from the issuance of units....   213,313    932,282   136,219   199,934   1,370,112   1,615,028
 Net asset value of units redeemed or used
   to meet contract obligations.............  (680,712)   (33,141)  (17,790)  (23,785)   (484,138)   (420,591)
                                             ---------  ---------  --------  --------  ----------  ----------
Net increase (decrease) from unit
 transactions...............................  (467,399)   899,141   118,429   176,149     885,974   1,194,437
                                             ---------  ---------  --------  --------  ----------  ----------
Net increase (decrease) in net assets.......  (670,089)   781,622   132,064   172,000     553,804   1,072,395
Net assets beginning of year................   924,724    143,102   222,674    50,674   2,377,831   1,305,436
                                             ---------  ---------  --------  --------  ----------  ----------
Net assets end of year*..................... $ 254,635  $ 924,724  $354,738  $222,674  $2,931,635  $2,377,831
                                             =========  =========  ========  ========  ==========  ==========
Unit transactions:
Units outstanding beginning of year.........    81,241     10,372    22,259     4,921     207,436     104,634
Units issued during the year................    22,797     73,623    13,038    19,559     135,123     138,555
Units redeemed during the year..............   (72,930)    (2,754)   (1,693)   (2,221)    (49,025)    (35,753)
                                             ---------  ---------  --------  --------  ----------  ----------
Units outstanding end of year...............    31,108     81,241    33,604    22,259     293,534     207,436
                                             =========  =========  ========  ========  ==========  ==========
----------
*  Includes undistributed net investment
   income (loss) of:                         $ 112,474  $  87,010  $ 41,118  $ 15,380  $   16,255  $   12,540
                                             =========  =========  ========  ========  ==========  ==========

                      See notes to financial statements.

                             MONY Custom Estate Master
-----------------------------------------------------------------------------------
                           Enterprise Accumulation Trust
-----------------------------------------------------------------------------------
      Growth and           Small Company           Equity              Capital
        Income                 Growth              Income           Appreciation
      Subaccount             Subaccount          Subaccount          Subaccount
----------------------  -------------------  ------------------  ------------------
   2001        2000       2001       2000      2001      2000      2001      2000
----------  ----------  ---------  --------  --------  --------  --------  --------
$    6,763  $     (338) $  19,855  $  1,922  $  4,595  $    539  $  1,282  $ 13,253
       227      23,352    (20,677)   49,982    (1,169)   (1,533)  (24,186)   22,099

  (155,378)    (15,642)      (215)  (54,916)  (78,549)   37,495   (53,406)  (71,106)
----------  ----------  ---------  --------  --------  --------  --------  --------
  (148,388)      7,372     (1,037)   (3,012)  (75,123)   36,501   (76,310)  (35,754)
----------  ----------  ---------  --------  --------  --------  --------  --------
   615,720     710,182    308,148   380,985   294,056   224,800   228,751   246,195

   (96,462)   (143,383)  (101,786)  (76,917)  (56,682)  (61,854)  (47,772)  (36,448)
----------  ----------  ---------  --------  --------  --------  --------  --------
   519,258     566,799    206,362   304,068   237,374   162,946   180,979   209,747
----------  ----------  ---------  --------  --------  --------  --------  --------
   370,870     574,171    205,325   301,056   162,251   199,447   104,669   173,993
 1,012,179     438,008    504,317   203,261   584,702   385,255   341,158   167,165
----------  ----------  ---------  --------  --------  --------  --------  --------
$1,383,049  $1,012,179  $ 709,642  $504,317  $746,953  $584,702  $445,827  $341,158
==========  ==========  =========  ========  ========  ========  ========  ========
    84,930      36,957     31,839    13,029    52,118    36,431    25,495    10,726
    56,373      60,059     22,289    24,053    28,315    21,599    20,123    17,314
    (9,148)    (12,086)    (7,385)   (5,243)   (5,565)   (5,912)   (4,275)   (2,545)
----------  ----------  ---------  --------  --------  --------  --------  --------
   132,155      84,930     46,743    31,839    74,868    52,118    41,343    25,495
==========  ==========  =========  ========  ========  ========  ========  ========

$    5,868  $     (895) $  21,546  $  1,691  $  4,957  $    362  $ 14,343  $ 13,061
==========  ==========  =========  ========  ========  ========  ========  ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                     MONY Custom Estate Master
                                             -------------------------------------------------------------------------
                                                                   Enterprise Accumulation Trust
                                             -------------------------------------------------------------------------
                                                     Multi-Cap                                             Mid-Cap
                                                      Growth                      Balanced                 Growth
                                                    Subaccount                   Subaccount              Subaccount
                                             ------------------------  -----------------------------  -----------------
                                               For the      For the      For the     For the period    For the period
                                              year ended   year ended   year ended    May 4, 2000**    July 20, 2001**
                                             December 31, December 31, December 31,      through           through
                                                 2001         2000         2001     December 31, 2000 December 31, 2001
                                             ------------ ------------ ------------ ----------------- -----------------
From operations:
 Net investment income (loss)...............  $  (1,543)   $    (588)    $  1,779       $    581           $   (36)
 Net realized gain (loss) on investments....    (93,030)     (21,632)      (1,842)           (22)              (73)
 Net change in unrealized appreciation
   (depreciation) of investments............     14,384      (92,270)      (5,234)         1,228             5,342
                                              ---------    ---------     --------       --------           -------
Net increase (decrease) in net assets
 resulting from operations..................    (80,189)    (114,490)      (5,297)         1,787             5,233
                                              ---------    ---------     --------       --------           -------
From unit transactions:
 Net proceeds from the issuance of units....    367,911      471,331       51,991        135,008            32,847
 Net asset value of units redeemed or used
   to meet contract obligations.............   (120,804)     (30,209)     (23,593)        (4,647)             (462)
                                              ---------    ---------     --------       --------           -------
Net increase from unit transactions.........    247,107      441,122       28,398        130,361            32,385
                                              ---------    ---------     --------       --------           -------
Net increase in net assets..................    166,918      326,632       23,101        132,148            37,618
Net assets beginning of period..............    370,337       43,705      132,148              0                 0
                                              ---------    ---------     --------       --------           -------
Net assets end of period*...................  $ 537,255    $ 370,337     $155,249       $132,148           $37,618
                                              =========    =========     ========       ========           =======
Unit transactions:
Units outstanding beginning of period.......     41,974        3,425       12,953              0                 0
Units issued during the period..............     48,280       41,295        5,419         13,418             4,199
Units redeemed during the period............    (16,666)      (2,746)      (2,488)          (465)              (53)
                                              ---------    ---------     --------       --------           -------
Units outstanding end of period.............     73,588       41,974       15,884         12,953             4,146
                                              =========    =========     ========       ========           =======
----------
*     Includes undistributed net investment
income (loss) of:                             $  (2,139)   $    (596)    $  2,360       $    581           $   (36)
                                              =========    =========     ========       ========           =======

** Commencement of operations

                      See notes to financial statements.

                                         MONY Custom Estate Master
-----------------------------------------------------------------------------------------------------------
                                                             Fidelity Variable Insurance Products Funds
                                                         --------------------------------------------------
      Dreyfus Stock              Dreyfus Socially                   VIP                     VIP II
          Index                 Responsible Growth                Growth                  Contrafund
       Subaccount                   Subaccount                  Subaccount                Subaccount
------------------------  -----------------------------  ------------------------  ------------------------
  For the      For the      For the     For the period     For the      For the      For the      For the
 year ended   year ended   year ended  January 7, 2000**  year ended   year ended   year ended   year ended
December 31, December 31, December 31,      through      December 31, December 31, December 31, December 31,
    2001         2000         2001     December 31, 2000     2001         2000         2001         2000
------------ ------------ ------------ ----------------- ------------ ------------ ------------ ------------
  $  8,858    $   6,158     $   (79)        $    60        $ 15,414    $  19,299     $  3,212     $  4,472
   (32,068)       8,269      (1,308)            107         (30,853)      (3,198)     (17,022)      (5,051)
   (31,793)     (29,727)     (5,344)           (840)        (18,673)     (24,389)      (8,806)      (5,913)
  --------    ---------     -------         -------        --------    ---------     --------     --------
   (55,003)     (15,300)     (6,731)           (673)        (34,112)      (8,288)     (22,616)      (6,492)
  --------    ---------     -------         -------        --------    ---------     --------     --------
   637,921      427,677      37,499          17,935         342,423      326,830      265,021      126,806
   (71,878)    (157,747)     (3,607)         (2,317)        (53,307)    (138,678)     (21,761)     (21,990)
  --------    ---------     -------         -------        --------    ---------     --------     --------
   566,043      269,930      33,892          15,618         289,116      188,152      243,260      104,816
  --------    ---------     -------         -------        --------    ---------     --------     --------
   511,040      254,630      27,161          14,945         255,004      179,864      220,644       98,324
   303,734       49,104      14,945               0         189,877       10,013      109,722       11,398
  --------    ---------     -------         -------        --------    ---------     --------     --------
  $814,774    $ 303,734     $42,106         $14,945        $444,881    $ 189,877     $330,366     $109,722
  ========    =========     =======         =======        ========    =========     ========     ========
    31,383        4,587       1,584               0          19,242          899       11,133        1,075
    73,554       41,292       4,668           1,804          41,783       29,616       29,923       12,265
    (8,726)     (14,496)       (466)           (220)         (6,024)     (11,273)      (2,668)      (2,207)
  --------    ---------     -------         -------        --------    ---------     --------     --------
    96,211       31,383       5,786           1,584          55,001       19,242       38,388       11,133
  ========    =========     =======         =======        ========    =========     ========     ========

  $ 15,322    $   6,464     $   (19)        $    60        $ 34,713    $  19,299     $  7,682     $  4,470
  ========    =========     =======         =======        ========    =========     ========     ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                            MONY Custom Estate Master
                                             -------------------------------------------------------
                                              Fidelity Variable Insurance
                                                     Products Funds            Janus Aspen Series
                                             -----------------------------  ------------------------
                                                        VIP III
                                                         Growth                    Aggressive
                                                     Opportunities                   Growth
                                                       Subaccount                  Subaccount
                                             -----------------------------  ------------------------
                                               For the     For the period     For the      For the
                                              year ended  January 7, 2000**  year ended   year ended
                                             December 31,      through      December 31, December 31,
                                                 2001     December 31, 2000     2001         2000
                                             ------------ ----------------- ------------ ------------
From operations:
 Net investment income (loss)...............   $    (60)       $   488       $  (1,142)   $  21,242
 Net realized loss on investments...........     (6,442)        (1,134)       (100,713)     (22,761)
 Net change in unrealized appreciation
   (depreciation) of investments............      5,294         (3,413)        (75,020)    (181,884)
                                               --------        -------       ---------    ---------
Net decrease in net assets resulting from
 operations.................................     (1,208)        (4,059)       (176,875)    (183,403)
                                               --------        -------       ---------    ---------
From unit transactions:
 Net proceeds from the issuance of units....     51,855         34,723         194,015      579,283
 Net asset value of units redeemed or used
   to meet contract obligations.............    (10,251)        (7,038)        (64,202)     (35,432)
                                               --------        -------       ---------    ---------
Net increase from unit transactions.........     41,604         27,685         129,813      543,851
                                               --------        -------       ---------    ---------
Net increase (decrease) in net assets.......     40,396         23,626         (47,062)     360,448
Net assets beginning of period..............     23,626              0         371,092       10,644
                                               --------        -------       ---------    ---------
Net assets end of period*...................   $ 64,022        $23,626       $ 324,030    $ 371,092
                                               ========        =======       =========    =========
Unit transactions:
Units outstanding beginning of period.......      2,771              0          47,236          920
Units issued during the period..............      7,412          3,514          33,593       49,675
Units redeemed during the period............     (1,374)          (743)        (12,435)      (3,359)
                                               --------        -------       ---------    ---------
Units outstanding end of period.............      8,809          2,771          68,394       47,236
                                               ========        =======       =========    =========
----------
*  Includes undistributed net investment
   income of:                                  $    428        $   488       $  20,099    $  21,241
                                               ========        =======       =========    =========

** Commencement of operations

                      See notes to financial statements.

                                       MONY Custom Estate Master
------------------------------------------------------------------------------------------------------
                             Janus Aspen Series
----------------------------------------------------------------------------

                                   Capital                  Worldwide
        Balanced                Appreciation                 Growth
       Subaccount                Subaccount                Subaccount                   Total
------------------------  ------------------------  ------------------------  ------------------------
  For the      For the      For the      For the      For the      For the      For the      For the
 year ended   year ended   year ended   year ended   year ended   year ended   year ended   year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2001         2000         2001         2000         2001         2000         2001         2000
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
  $  8,586     $  5,581     $  3,223     $  2,209     $  1,178     $ 11,201   $   572,456  $   774,966
    (6,198)      (1,875)     (45,829)        (551)     (69,838)      (2,376)   (1,443,287)     (73,413)
    (4,767)      (5,708)     (31,935)     (64,501)     (18,603)     (53,444)     (643,036)  (1,333,362)
  --------     --------     --------     --------     --------     --------   -----------  -----------
    (2,379)      (2,002)     (74,541)     (62,843)     (87,263)     (44,619)   (1,513,867)    (631,809)
  --------     --------     --------     --------     --------     --------   -----------  -----------
   323,230       83,353      201,217      348,278      486,821      328,211     8,901,070   10,350,570
   (14,717)     (19,244)     (38,931)     (19,220)     (87,606)     (22,457)   (3,001,420)  (2,754,940)
  --------     --------     --------     --------     --------     --------   -----------  -----------
   308,513       64,109      162,286      329,058      399,215      305,754     5,899,650    7,595,630
  --------     --------     --------     --------     --------     --------   -----------  -----------
   306,134       62,107       87,745      266,215      311,952      261,135     4,385,783    6,963,821
    74,846       12,739      267,527        1,312      273,921       12,786    11,393,447    4,429,626
  --------     --------     --------     --------     --------     --------   -----------  -----------
  $380,980     $ 74,846     $355,272     $267,527     $585,873     $273,921   $15,779,230  $11,393,447
  ========     ========     ========     ========     ========     ========   ===========  ===========
     7,358        1,220       26,280          105       28,219        1,107
    33,657        8,015       23,175       27,786       60,958       29,104
    (1,590)      (1,877)      (4,732)      (1,611)     (11,069)      (1,992)
  --------     --------     --------     --------     --------     --------
    39,425        7,358       44,723       26,280       78,108       28,219
  ========     ========     ========     ========     ========     ========

  $ 14,299     $  5,713     $  5,433     $  2,210     $ 12,376     $ 11,198   $ 1,458,709  $   886,253
  ========     ========     ========     ========     ========     ========   ===========  ===========

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS


1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Estate Master) is presented here.

   There are twenty-six MONY Custom Estate Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The subaccounts of MONY Custom Estate Master commenced operations in 1999, 2000 and 2001. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amounts deducted for the MONY Custom Estate Master subaccounts for the period ended December 31, 2001 aggregated $1,191,624.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended December 31, 2001, MONY America received $3,089 in aggregate from certain Funds in connection with the MONY Custom Estate Master subaccounts.

4. Investment transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended December 31, 2001 were as follows:

                                       Cost of Shares Acquired   Proceeds from
 MONY Custom Estate Master Subaccounts (Excludes Reinvestments) Shares Redeemed
 ------------------------------------- ------------------------ ---------------
   MONY Series Fund, Inc.
   Intermediate Term Bond Portfolio...        $  144,238           $ 37,606
   Long Term Bond Portfolio...........           134,254             41,486
   Government Securities Portfolio....           134,956             26,722
   Money Market Portfolio.............           824,872            481,817

   Enterprise Accumulation Trust
   Equity Portfolio...................           524,033            185,244
   Small Company Value Portfolio......           735,773            327,514
   Managed Portfolio..................           811,918            486,460
   International Growth Portfolio.....           354,523            823,762
   High Yield Bond Portfolio..........           153,935             36,534
   Growth Portfolio...................         1,595,287            718,158
   Growth and Income Portfolio........           781,597            266,450
   Small Company Growth Portfolio.....           330,038            125,549

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment Transactions: (continued)

                                               Cost of Shares Acquired   Proceeds from
MONY Custom Estate Master Subaccounts          (Excludes Reinvestments) Shares Redeemed
-------------------------------------          ------------------------ ---------------
Equity Income Portfolio.......................         $316,112            $ 80,931
Capital Appreciation Portfolio................          246,655              66,997
Multi-Cap Growth Portfolio....................          397,750             152,143
Balanced Portfolio............................           57,684              29,781
Mid-Cap Growth Portfolio......................           32,846                 491

Dreyfus
Dreyfus Stock Index Fund......................          695,690             131,354
Dreyfus Socially Responsible Growth Fund, Inc.           37,575               3,780

Fidelity Variable Insurance Products Funds
VIP Growth Portfolio..........................          372,148              83,960
VIP II Contrafund Portfolio...................          315,309              72,790
VIP III Growth Opportunities Portfolio........           87,843              46,348

Janus Aspen Series
Aggressive Growth Portfolio...................          199,430              70,754
Balanced Portfolio............................          337,773              30,234
Capital Appreciation Portfolio................          250,437              89,191
Worldwide Growth Portfolio....................          532,935             135,050

5. Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2001:

                                 At December 31, 2001  For the period ended December 31, 2001
                                 --------------------- --------------------------------------
                                                      Net   Investment
                                               Unit  Assets   Income   Expense   Total
MONY Custom Estate Master Subaccounts  Units  Values (000s)   Ratio*   Ratio** Return***
------------------------------------- ------- ------ ------ ---------- ------- ---------
  MONY Series Fund, Inc.
  Intermediate Term Bond Subaccount..  23,432 $11.73 $  275    4.28%    0.35%     8.11%
  Long Term Bond Subaccount..........  27,875  11.52    321    4.45     0.35      5.98
  Government Securities Subaccount...  19,126  11.68    223    3.46     0.35      6.18
  Money Market Subaccount............  92,971  11.43  1,063    3.61     0.35      3.44

  Enterprise Accumulation Trust
  Equity Subaccount..................  85,310   8.83    753    0.00     0.35    (19.07)
  Small Company Value Subaccount.....  71,640  13.11    939    0.27     0.35      4.88
  Managed Subaccount................. 133,735   9.77  1,307    2.30     0.35    (11.50)
  International Growth Subaccount....  31,108   8.19    255    0.33     0.35    (28.03)
  High Yield Bond Subaccount.........  33,604  10.56    355    8.85     0.35      5.60
  Growth Subaccount.................. 293,534   9.99  2,932    0.49     0.35    (12.83)

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

                                               At December 31, 2001  For the period ended December 31, 2001
                                               --------------------- --------------------------------------
                                                               Net   Investment
                                                        Unit  Assets   Income            Expense    Total
MONY Custom Estate Master Subaccounts           Units  Values (000s)   Ratio*            Ratio**  Return***
-------------------------------------          ------- ------ ------ ----------          -------  ---------
Growth and Income Subaccount.................. 132,155 $10.47 $1,383    0.91%             0.35%    (12.16)%
Small Company Growth Subaccount...............  46,743  15.18    710    1.69              0.35      (4.17)
Equity Income Subaccount......................  74,868   9.98    747    1.07              0.35     (11.05)
Capital Appreciation Subaccount...............  41,343  10.78    446    0.68              0.35     (19.43)
Multi-Cap Growth Subaccount...................  73,588   7.30    537    0.00              0.35     (17.23)
Balanced Subaccount...........................  15,884   9.77    155    1.59              0.35      (4.22)
Mid-Cap Growth Subaccount (1).................   4,146   9.07     38    0.00(/\)          0.35(/\)  (9.30)

Dreyfus
Dreyfus Stock Index Subaccount................  96,211   8.47    815    1.28              0.35     (12.50)
Dreyfus Socially Responsible Growth Subaccount   5,786   7.28     42    0.08              0.35     (22.80)

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount.........................  55,001   8.09    445    0.00              0.35     (18.03)
VIP II Contrafund Subaccount..................  38,388   8.61    330    0.36              0.35     (12.68)
VIP III Growth Opportunities Subaccount.......   8,809   7.27     64    0.17              0.35     (14.77)

Janus Aspen Series
Aggressive Growth Subaccount..................  68,394   4.74    324    0.00              0.35     (39.69)
Balanced Subaccount...........................  39,425   9.66    381    3.27              0.35      (5.01)
Capital Appreciation Subaccount...............  44,723   7.94    355    1.41              0.35     (22.00)
Worldwide Growth Subaccount...................  78,108   7.50    586    0.65              0.35     (22.76)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(/\) Annualized
(1) For the period July 20, 2001 (commencement of operations) through December 31, 2001.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- Corporate Sponsored
  Variable Universal Life

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Corporate Sponsored Variable Universal Life's Subaccounts of MONY America Variable Account L at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2001

                                  Corporate Sponsored Variable Universal Life
                               -------------------------------------------------
                                            MONY Series Fund, Inc.
                               -------------------------------------------------
                                  Money     Intermediate Long Term    Government
                                  Market     Term Bond      Bond      Securities
                                Subaccount   Subaccount  Subaccount   Subaccount
                               ------------ ------------ -----------  ----------
           ASSETS

Shares held in respective
 Funds........................   32,109,599     366,335    2,446,318     274,524
                               ============  ==========  ===========  ==========
Investments at cost........... $ 32,109,599  $4,048,845  $32,613,230  $3,007,413
                               ============  ==========  ===========  ==========
Investments in respective
 Funds, at net asset value.... $ 32,109,599  $4,128,592  $32,731,737  $3,146,048
Amount due from MONY America..       48,978      94,525        1,630         635
                               ------------  ----------  -----------  ----------
   Total assets...............   32,158,577   4,223,117   32,733,367   3,146,683
                               ------------  ----------  -----------  ----------
         LIABILITIES

Amount due to respective Funds       48,978      94,525        1,630         635
                               ------------  ----------  -----------  ----------
   Total liabilities..........       48,978      94,525        1,630         635
                               ------------  ----------  -----------  ----------
Net assets.................... $ 32,109,599  $4,128,592  $32,731,737  $3,146,048
                               ============  ==========  ===========  ==========
Net assets consist of:
 Contractholders' net payments  $29,703,765  $3,673,180  $29,208,719  $2,696,023
 Undistributed net investment
   income.....................    2,405,834     441,034    3,892,679     310,600
 Accumulated net realized
   gain (loss) on investments.            0     (65,369)    (488,168)        790
 Net unrealized appreciation
   of investments.............            0      79,747      118,507     138,635
                               ------------  ----------  -----------  ----------
Net assets.................... $ 32,109,599  $4,128,592  $32,731,737  $3,146,048
                               ============  ==========  ===========  ==========
Number of units outstanding*..    2,596,777     329,727    2,621,046     252,208
                               ------------  ----------  -----------  ----------
Net asset value per unit
 outstanding*................. $      12.37  $    12.52  $     12.49  $    12.47
                               ============  ==========  ===========  ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                                              Corporate Sponsored Variable Universal Life
                                             -----------------------------------------------------------------------------

                                                                     Enterprise Accumulation Trust
                                             -----------------------------------------------------------------------------
                                                          Small Company            International High Yield   Small Company
                                               Equity         Value      Managed      Growth        Bond         Growth
                                             Subaccount    Subaccount   Subaccount  Subaccount   Subaccount    Subaccount
                                             -----------  ------------- ---------- ------------- -----------  -------------
                   ASSETS
Shares held in respective Funds.............     208,365       62,363       9,616       31,178     6,300,501      74,600
                                             ===========   ==========   =========    =========   ===========    ========
Investments at cost......................... $ 4,928,389   $1,439,553   $ 213,234    $ 162,887   $30,976,212    $600,472
                                             ===========   ==========   =========    =========   ===========    ========
Investments in respective Funds, at net
 asset value................................ $ 3,613,057   $1,221,688   $ 188,468    $ 135,001   $27,344,174    $587,103
Amount due from MONY America................         269        1,039         277            0            93         185
                                             -----------   ----------   ---------    ---------   -----------    --------
   Total assets.............................   3,613,326    1,222,727     188,745      135,001    27,344,267     587,288
                                             -----------   ----------   ---------    ---------   -----------    --------
                LIABILITIES
Amount due to respective Funds..............         269        1,039         277            0            93         185
                                             -----------   ----------   ---------    ---------   -----------    --------
   Total liabilities........................         269        1,039         277            0            93         185
                                             -----------   ----------   ---------    ---------   -----------    --------
Net assets.................................. $ 3,613,057   $1,221,688   $ 188,468    $ 135,001   $27,344,174    $587,103
                                             ===========   ==========   =========    =========   ===========    ========
Net assets consist of:
 Contractholders' net payments.............. $ 4,396,622   $1,042,678   $ 143,571    $ 120,374   $26,152,413    $572,967
 Undistributed net investment income........   1,423,726      519,217     299,457      161,088     5,762,682      21,257
 Accumulated net realized gain (loss) on
   investments..............................    (891,959)    (122,342)   (229,794)    (118,575)     (938,883)      6,248
 Net unrealized appreciation (depreciation)
   of investments...........................  (1,315,332)    (217,865)    (24,766)     (27,886)   (3,632,038)    (13,369)
                                             -----------   ----------   ---------    ---------   -----------    --------
Net assets.................................. $ 3,613,057   $1,221,688   $ 188,468    $ 135,001   $27,344,174    $587,103
                                             ===========   ==========   =========    =========   ===========    ========
Number of units outstanding*................     341,080       73,925      16,988       15,232     2,336,577      55,453
                                             -----------   ----------   ---------    ---------   -----------    --------
Net asset value per unit outstanding*....... $     10.59   $    16.53   $   11.09    $    8.86   $     11.70    $  10.59
                                             ===========   ==========   =========    =========   ===========    ========

----------
*  Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                        Corporate Sponsored Variable Universal Life
------------ --------------------------------------------------------------------------------------------------
 Enterprise
Accumulation Dreyfus Variable Investment
   Trust                Fund                                               Van Eck Worldwide Insurance Trust
------------ ---------------------------  Dreyfus          Dreyfus       -------------------------------------
                           Small Company   Stock           Socially         Hard    Worldwide     Worldwide
   Growth    Appreciation      Stock       Index      Responsible Growth   Assets      Bond    Emerging Markets
 Subaccount   Subaccount    Subaccount   Subaccount       Subaccount     Subaccount Subaccount    Subaccount
------------ ------------  ------------- -----------  ------------------ ---------- ---------- ----------------
    46,275        61,772       51,560      1,634,388          9,043         3,496      8,342         13,205
  ========    ==========     ========    ===========       ========       =======    =======       ========
  $232,927    $2,251,002     $905,336    $54,788,730       $253,291       $39,710    $83,014       $112,335
  ========    ==========     ========    ===========       ========       =======    =======       ========
  $241,093    $2,160,800     $917,260    $47,985,630       $241,185       $37,372    $78,586       $107,487
       742           855        1,464        102,158              0             0          0              0
  --------    ----------     --------    -----------       --------       -------    -------       --------
   241,835     2,161,655      918,724     48,087,788        241,185        37,372     78,586        107,487
  --------    ----------     --------    -----------       --------       -------    -------       --------
       742           855        1,464        102,158              0             0          0              0
  --------    ----------     --------    -----------       --------       -------    -------       --------
       742           855        1,464        102,158              0             0          0              0
  --------    ----------     --------    -----------       --------       -------    -------       --------
  $241,093    $2,160,800     $917,260    $47,985,630       $241,185       $37,372    $78,586       $107,487
  ========    ==========     ========    ===========       ========       =======    =======       ========
  $298,406    $2,246,139     $817,398    $51,659,788       $316,355       $39,207    $82,275       $159,194
     2,695        82,716        3,576      2,145,732          4,477           303      8,159            197

   (68,174)      (77,853)      84,362        983,210        (67,541)          200     (7,420)       (47,056)

     8,166       (90,202)      11,924     (6,803,100)       (12,106)       (2,338)    (4,428)        (4,848)
  --------    ----------     --------    -----------       --------       -------    -------       --------
  $241,093    $2,160,800     $917,260    $47,985,630       $241,185       $37,372    $78,586       $107,487
  ========    ==========     ========    ===========       ========       =======    =======       ========
    29,036       162,699       84,950      3,736,835         29,198         3,747      7,936         20,273
  --------    ----------     --------    -----------       --------       -------    -------       --------
  $   8.30    $    13.28     $  10.80    $     12.84       $   8.26       $  9.97    $  9.90       $   5.30
  ========    ==========     ========    ===========       ========       =======    =======       ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                             Corporate Sponsored Variable Universal Life
                               ----------------------------------------------------------------------
                                                            T. Rowe Price
                               ----------------------------------------------------------------------
                                                                                            Personal
                                 Equity      Prime    International  Limited   New America  Strategy
                                 Income     Reserve       Stock        Term      Growth     Balanced
                               Subaccount  Subaccount  Subaccount   Subaccount Subaccount  Subaccount
                               ----------  ---------- ------------- ---------- ----------- ----------
           ASSETS
Shares held in respective
 Funds........................    232,196    303,689      144,113      6,502       42,174     108,937
                               ==========   ========   ==========    =======    =========  ==========
Investments at cost........... $4,522,288   $303,689   $1,897,949    $32,797    $ 771,960  $1,613,578
                               ==========   ========   ==========    =======    =========  ==========
Investments in respective
 Funds, at net asset value.... $4,451,206   $303,689   $1,652,973    $32,901    $ 764,189  $1,603,550
Amount due from MONY America..     24,260        300          662          0       12,297      30,120
                               ----------   --------   ----------    -------    ---------  ----------
   Total assets...............  4,475,466    303,989    1,653,635     32,901      776,486   1,633,670
                               ----------   --------   ----------    -------    ---------  ----------
         LIABILITIES
Amount due to respective Funds     24,260        300          662          0       12,297      30,120
                               ----------   --------   ----------    -------    ---------  ----------
   Total liabilities..........     24,260        300          662          0       12,297      30,120
                               ----------   --------   ----------    -------    ---------  ----------
Net assets.................... $4,451,206   $303,689   $1,652,973    $32,901    $ 764,189  $1,603,550
                               ==========   ========   ==========    =======    =========  ==========
Net assets consist of:
 Contractholders' net payments $4,268,220   $281,922   $2,296,093    $28,042    $ 827,787  $1,564,014
 Undistributed net investment
   income.....................    267,379     21,767      111,603      3,234       85,571     131,937
 Accumulated net realized
   gain (loss) on investments.    (13,311)         0     (509,747)     1,521     (141,398)    (82,373)
 Net unrealized appreciation
   (depreciation) of
   investments................    (71,082)         0     (244,976)       104       (7,771)    (10,028)
                               ----------   --------   ----------    -------    ---------  ----------
Net assets.................... $4,451,206   $303,689   $1,652,973    $32,901    $ 764,189  $1,603,550
                               ==========   ========   ==========    =======    =========  ==========
Number of units outstanding*..    367,716     26,335      183,999      2,760       76,446     138,027
                               ----------   --------   ----------    -------    ---------  ----------
Net asset value per unit
 outstanding*................. $    12.11   $  11.53   $     8.98    $ 11.92    $   10.00  $    11.62
                               ==========   ========   ==========    =======    =========  ==========

----------
*  Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                             Corporate Sponsored Variable Universal Life
-----------------------------------------------------------------------------------------------------
          Fidelity Variable Insurance Products Funds             The Universal Institutional Funds, Inc.
-------------------------------------------------------------    --------------------------------------
                             VIP III      VIP II     VIP III
   VIP          VIP II       Growth       Asset     Growth and      Equity          Fixed
  Growth      Contrafund  Opportunities  Manager      Income        Growth          Income      Value
Subaccount    Subaccount   Subaccount   Subaccount  Subaccount    Subaccount      Subaccount  Subaccount
----------    ----------  ------------- ----------  -----------  ----------      ----------   ----------
    38,966       233,531      13,001       355,042      741,144     29,743          446,420      13,241
==========    ==========    ========    ==========  ===========  =========        ==========   ========
$1,357,740    $4,705,256    $200,312    $5,184,174  $10,019,942  $ 454,684       $4,569,657    $176,009
==========    ==========    ========    ==========  ===========  =========        ==========   ========
$1,309,644    $4,700,978    $196,704    $5,151,654  $ 9,775,691  $ 422,652       $4,843,658    $169,094
    52,383        19,433           0             0       13,328        142              185         783
----------    ----------    --------    ----------  -----------  ---------        ----------   --------
 1,362,027     4,720,411     196,704     5,151,654    9,789,019    422,794        4,843,843     169,877
----------    ----------    --------    ----------  -----------  ---------        ----------   --------
    52,383        19,433           0             0       13,328        142              185         783
----------    ----------    --------    ----------  -----------  ---------        ----------   --------
    52,383        19,433           0             0       13,328        142              185         783
----------    ----------    --------    ----------  -----------  ---------        ----------   --------
$1,309,644    $4,700,978    $196,704    $5,151,654  $ 9,775,691  $ 422,652       $4,843,658    $169,094
==========    ==========    ========    ==========  ===========  =========        ==========   ========
$1,783,653    $5,053,441    $227,668    $5,188,797  $10,114,166  $ 556,984       $4,058,437    $171,770
   129,179        98,448         405        90,123      510,120     27,361          501,805       8,464
  (555,092)     (446,633)    (27,761)      (94,746)    (604,344)  (129,661)           9,415      (4,225)

   (48,096)       (4,278)     (3,608)      (32,520)    (244,251)   (32,032)         274,001      (6,915)
----------    ----------    --------    ----------  -----------  ---------        ----------   --------
$1,309,644    $4,700,978    $196,704    $5,151,654  $ 9,775,691  $ 422,652       $4,843,658    $169,094
==========    ==========    ========    ==========  ===========  =========        ==========   ========
   152,490       540,827      27,752       549,214    1,108,899     52,593          397,278      13,722
----------    ----------    --------    ----------  -----------  ---------        ----------   --------
$     8.59    $     8.69    $   7.09    $     9.38  $      8.82  $    8.04       $    12.19    $  12.32
==========    ==========    ========    ==========  ===========  =========        ==========   ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                                                   Corporate Sponsored Variable Universal Life
                                             --------------------------------------------------------------------------
                                                                         Janus Aspen Series
                                             -------------------------------------------------------------------------
                                             Aggressive    Flexible  International Worldwide      Capital    Strategic
                                               Growth       Income      Growth       Growth     Appreciation   Value
                                             Subaccount   Subaccount  Subaccount   Subaccount    Subaccount  Subaccount
                                             -----------  ---------- ------------- -----------  ------------ ----------
                   ASSETS
Shares held in respective Funds.............      79,121     549,965       55,012      287,201       61,189       373
                                             ===========  ==========  ===========  ===========   ==========   =======
Investments at cost......................... $ 2,114,365  $6,234,377  $ 1,552,663  $ 8,306,207   $1,485,200   $ 3,387
                                             ===========  ==========  ===========  ===========   ==========   =======
Investments in respective Funds, at net
 asset value................................ $ 1,739,071  $6,412,592  $ 1,291,140  $ 8,196,716   $1,267,842   $ 3,422
Amount due from MONY America................      30,312       1,924       18,742          417       13,827       269
                                             -----------  ----------  -----------  -----------   ----------   -------
   Total assets.............................   1,769,383   6,414,516    1,309,882    8,197,133    1,281,669     3,691
                                             -----------  ----------  -----------  -----------   ----------   -------
                LIABILITIES
Amount due to respective Funds..............      30,312       1,924       18,742          417       13,827       269
                                             -----------  ----------  -----------  -----------   ----------   -------
   Total liabilities........................      30,312       1,924       18,742          417       13,827       269
                                             -----------  ----------  -----------  -----------   ----------   -------
Net assets.................................. $ 1,739,071  $6,412,592  $ 1,291,140  $ 8,196,716   $1,267,842   $ 3,422
                                             ===========  ==========  ===========  ===========   ==========   =======
Net assets consist of:
 Contractholders' net payments.............. $ 3,349,790  $5,641,361  $ 2,835,059  $ 9,390,193   $1,648,637   $ 4,743
 Undistributed net investment income........      88,766     551,739      175,936      135,048       22,947         7
 Accumulated net realized gain (loss) on
   investments..............................  (1,324,191)     41,277   (1,458,332)  (1,219,034)    (186,384)   (1,363)
 Net unrealized appreciation (depreciation)
   of investments...........................    (375,294)    178,215     (261,523)    (109,491)    (217,358)       35
                                             -----------  ----------  -----------  -----------   ----------   -------
Net assets.................................. $ 1,739,071  $6,412,592  $ 1,291,140  $ 8,196,716   $1,267,842   $ 3,422
                                             ===========  ==========  ===========  ===========   ==========   =======
Number of units outstanding*................     373,628     559,685      164,542    1,087,638      199,382       369
                                             -----------  ----------  -----------  -----------   ----------   -------
Net asset value per unit outstanding*....... $      4.65  $    11.46  $      7.85  $      7.54   $     6.36   $  9.26
                                             ===========  ==========  ===========  ===========   ==========   =======






                                                Total
                                             ------------
                   ASSETS
Shares held in respective Funds.............

Investments at cost......................... $224,272,413
                                             ============
Investments in respective Funds, at net
 asset value................................ $211,264,246
Amount due from MONY America................      472,234
                                             ------------
   Total assets.............................  211,736,480
                                             ------------
                LIABILITIES
Amount due to respective Funds..............      472,234
                                             ------------
   Total liabilities........................      472,234
                                             ------------
Net assets.................................. $211,264,246
                                             ============
Net assets consist of:
 Contractholders' net payments.............. $212,619,851
 Undistributed net investment income........   20,447,268
 Accumulated net realized gain (loss) on
   investments..............................   (8,794,706)
 Net unrealized appreciation (depreciation)
   of investments...........................  (13,008,167)
                                             ------------
Net assets.................................. $211,264,246
                                             ============
Number of units outstanding*................

Net asset value per unit outstanding*.......

----------
*  Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001

                                              Corporate Sponsored Variable Universal Life
                              ---------------------------------------------------------------------------
                                          MONY Series Fund, Inc.              Enterprise Accumulation Trust
                              ----------------------------------------------  ----------------------------
                                Money     Intermediate Long Term   Government                 Small Company
                                Market     Term Bond      Bond     Securities    Equity           Value
                              Subaccount   Subaccount  Subaccount  Subaccount  Subaccount      Subaccount
                              ----------  ------------ ----------  ----------  -----------    -------------
Dividend income..............  $933,202     $272,408   $1,515,419   $139,985  $         0       $   3,099
Distribution from net
 realized gains..............         0            0            0          0      685,822         313,600
                               --------     --------   ----------   --------   -----------      ---------
Net investment income........   933,202      272,408    1,515,419    139,985      685,822         316,699
                               --------     --------   ----------   --------   -----------      ---------
Realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) on
   investments...............         0       11,338     (197,513)     9,082   (1,019,400)        (90,609)
 Net change in unrealized
   appreciation
   (depreciation)
   of investments............         0        2,144      501,508     43,099     (332,988)       (175,605)
                               --------     --------   ----------   --------   -----------      ---------
Net realized and unrealized
 gain (loss) on investments..         0       13,482      303,995     52,181   (1,352,388)       (266,214)
                               --------     --------   ----------   --------   -----------      ---------
Net increase (decrease) in
 net assets resulting
 from operations.............  $933,202     $285,890   $1,819,414   $192,166  $  (666,566)      $  50,485
                               ========     ========   ==========   ========   ===========      =========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001

                                       Corporate Sponsored Variable Universal Life
                              ------------------------------------------------------------
                                              Enterprise Accumulation Trust
                              ------------------------------------------------------------
                                         International High Yield  Small Company
                               Managed      Growth        Bond        Growth       Growth
                              Subaccount  Subaccount   Subaccount   Subaccount   Subaccount
                              ---------- ------------- ----------  ------------- ----------
Dividend income.............. $   4,084    $    948    $2,280,621    $  8,400     $  1,074
Distribution from net
 realized gains..............     9,771      14,670             0      11,213            0
                              ---------    --------    ----------    --------     --------
Net investment income........    13,855      15,618     2,280,621      19,613        1,074
                              ---------    --------    ----------    --------     --------
Realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) on
   investments...............  (97,625)     (59,083)     (652,869)    (21,372)     (67,869)
 Net change in unrealized
   appreciation
   (depreciation)
   of investments............    39,211     (12,504)     (277,653)     (9,007)      (1,436)
                              ---------    --------    ----------    --------     --------
Net realized and unrealized
 loss on investments.........   (58,414)    (71,587)     (930,522)    (30,379)     (69,305)
                              ---------    --------    ----------    --------     --------
Net increase (decrease) in
 net assets resulting from
 operations.................. $ (44,559)   $(55,969)   $1,350,099    $(10,766)    $(68,231)
                              =========    ========    ==========    ========     ========

                      See notes to financial statements.

                              Corporate Sponsored Variable Universal Life
------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund                                   Van Eck Worldwide Insurance Trust
-------------------------------                                 -------------------------------------
                                 Dreyfus          Dreyfus
                  Small Company   Stock           Socially         Hard    Worldwide     Worldwide
Appreciation          Stock       Index      Responsible Growth   Assets      Bond    Emerging Markets
 Subaccount        Subaccount   Subaccount       Subaccount     Subaccount Subaccount    Subaccount
------------      ------------- -----------  ------------------ ---------- ---------- ----------------
 $  18,671          $    881    $   472,307       $    161       $   258    $ 3,988       $      0
         0                 0        250,428              0             0          0              0
 ---------          --------    -----------       --------       -------    -------       --------
    18,671               881        722,735            161           258      3,988              0
 ---------          --------    -----------       --------       -------    -------       --------
  (249,560)           26,737       (724,739)       (65,809)           67       (296)       (48,662)
   (47,252)          (83,771)    (5,136,286)        13,257        (3,810)    (8,070)        46,754
 ---------          --------    -----------       --------       -------    -------       --------
  (296,812)          (57,034)    (5,861,025)       (52,552)       (3,743)    (8,366)        (1,908)
 ---------          --------    -----------       --------       -------    -------       --------
 $(278,141)         $(56,153)   $(5,138,290)      $(52,391)      $(3,485)   $(4,378)      $ (1,908)
 =========          ========    ===========       ========       =======    =======       ========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001

                                              Corporate Sponsored Variable Universal Life
                              ---------------------------------------------------------------------------
                                                             T. Rowe Price
                              ---------------------------------------------------------------------------
                                Equity     Prime    International  Limited   New America Personal Strategy
                                Income    Reserve       Stock        Term      Growth        Balanced
                              Subaccount Subaccount  Subaccount   Subaccount Subaccount     Subaccount
                              ---------- ---------- ------------- ---------- ----------- -----------------
Dividend income.............. $  57,353   $10,591     $  34,924     $1,690    $       0      $ 43,476
Distribution from net
 realized gains..............    66,932         0             0          0       12,388             0
                              ---------   -------     ---------     ------    ---------      --------
Net investment income........   124,285    10,591        34,924      1,690       12,388        43,476
                              ---------   -------     ---------     ------    ---------      --------
Realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) on
   investments...............    17,483         0      (479,240)     1,556     (125,500)      (85,077)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments...............  (120,429)        0       (85,721)      (710)      64,278        17,331
                              ---------   -------     ---------     ------    ---------      --------
Net realized and unrealized
 gain (loss) on investments..  (102,946)        0      (564,961)       846      (61,222)      (67,746)
                              ---------   -------     ---------     ------    ---------      --------
Net increase (decrease) in
 net assets resulting from
 operations.................. $  21,339   $10,591     $(530,037)    $2,536    $ (48,834)     $(24,270)
                              =========   =======     =========     ======    =========      ========

                      See notes to financial statements.

                                   Corporate Sponsored Variable Universal Life
-----------------------------------------------------------------------------------------------------------------
                Fidelity Variable Insurance Products Funds                      The Universal Institutional Funds, Inc.
-------------------------------------------------------------------------       --------------------------------------
   VIP            VIP II         VIP III           VIP II          VIP III        Equity            Fixed
  Growth        Contrafund Growth Opportunities Asset Manager Growth and Income   Growth            Income     Value
Subaccount      Subaccount      Subaccount       Subaccount      Subaccount     Subaccount        Subaccount Subaccount
----------      ---------- -------------------- ------------- ----------------- ----------        ---------- ----------
$     937       $  20,344        $    405         $  65,544       $ 119,620      $    589          $194,001   $  1,605
   88,150          71,801               0            24,579         384,043             0            74,826      6,424
---------       ---------        --------         ---------       ---------      --------          --------   --------
   89,087          92,145             405            90,123         503,663           589           268,827      8,029
---------       ---------        --------         ---------       ---------      --------          --------   --------
 (448,713)       (399,309)        (28,158)         (103,948)       (695,834)      (91,393)            6,060     (5,558)
   (9,623)         47,719           8,196           (23,778)       (246,307)       14,509            97,956     (7,453)
---------       ---------        --------         ---------       ---------      --------          --------   --------

 (458,336)       (351,590)        (19,962)         (127,726)       (942,141)      (76,884)          104,016    (13,011)
---------       ---------        --------         ---------       ---------      --------          --------   --------
$(369,249)      $(259,445)       $(19,557)        $ (37,603)      $(438,478)     $(76,295)         $372,843   $ (4,982)
=========       =========        ========         =========       =========      ========          ========   ========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001

                                                   Corporate Sponsored Variable Universal Life
                              -------------------------------------------------------------------------------------
                                                         Janus Aspen Series
                              -----------------------------------------------------------------------
                              Aggressive    Flexible  International Worldwide    Capital    Strategic
                                Growth       Income      Growth       Growth   Appreciation   Value
                              Subaccount   Subaccount  Subaccount   Subaccount  Subaccount  Subaccount    Total
                              -----------  ---------- ------------- ---------- ------------ ---------- ------------
Dividend income.............. $         0   $363,843   $    16,191  $  33,437   $  17,654    $     7   $  6,637,717
Distribution from net
 realized gains..............           0          0             0          0           0          0      2,014,647
                              -----------   --------   -----------  ---------   ---------    -------   ------------
Net investment income........           0    363,843        16,191     33,437      17,654          7      8,652,364
                              -----------   --------   -----------  ---------   ---------    -------   ------------
Realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss)
   on investments............  (1,011,086)    43,526    (1,372,973)  (897,108)   (155,353)    (1,363)    (9,080,170)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments...............     (50,868)    81,540       585,833     51,933    (204,838)        30     (5,222,811)
                              -----------   --------   -----------  ---------   ---------    -------   ------------
Net realized and unrealized
 gain (loss) on investments..  (1,061,954)   125,066      (787,140)  (845,175)   (360,191)    (1,333)   (14,302,981)
                              -----------   --------   -----------  ---------   ---------    -------   ------------
Net increase (decrease) in
 net assets resulting from
 operations.................. $(1,061,954)  $488,909   $  (770,949) $(811,738)  $(342,537)   $(1,326)  $ (5,650,617)
                              ===========   ========   ===========  =========   =========    =======   ============

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                                                Corporate Sponsored Variable Universal Life
                                                            ---------------------------------------------------
                                                                           MONY Series Fund, Inc.
                                                            ---------------------------------------------------
                                                                       Money                  Intermediate
                                                                      Market                   Term Bond
                                                                    Subaccount                 Subaccount
                                                            --------------------------  -----------------------
                                                                2001          2000         2001         2000
                                                            ------------  ------------  -----------  ----------
From operations:
 Net investment income..................................... $    933,202  $  1,064,803  $   272,408  $  125,577
 Net realized gain (loss) on investments...................            0             0       11,338     (70,140)
 Net change in unrealized appreciation of investments......            0             0        2,144     100,988
                                                            ------------  ------------  -----------  ----------
Net increase in net assets resulting from operations.......      933,202     1,064,803      285,890     156,425
                                                            ------------  ------------  -----------  ----------
From unit transactions:
 Net proceeds from the issuance of units...................   39,130,556    71,120,205    4,489,766   1,766,214
 Net asset value of units redeemed or used to meet
   contract obligations....................................  (38,320,196)  (61,036,860)  (3,233,493)   (155,264)
                                                            ------------  ------------  -----------  ----------
Net increase from unit transactions........................      810,360    10,083,345    1,256,273   1,610,950
                                                            ------------  ------------  -----------  ----------
Net increase in net assets.................................    1,743,562    11,148,148    1,542,163   1,767,375
Net assets beginning of year...............................   30,366,037    19,217,889    2,586,429     819,054
                                                            ------------  ------------  -----------  ----------
Net assets end of year*.................................... $ 32,109,599  $ 30,366,037  $ 4,128,592  $2,586,429
                                                            ============  ============  ===========  ==========
Unit transactions:
Units outstanding beginning of year........................    2,549,112     1,712,047      224,102      76,605
Units issued during the year...............................    3,197,234     5,904,013      375,738     161,713
Units redeemed during the year.............................   (3,149,569)   (5,066,948)    (270,113)    (14,216)
                                                            ------------  ------------  -----------  ----------
Units outstanding end of year..............................    2,596,777     2,549,112      329,727     224,102
                                                            ============  ============  ===========  ==========
----------
*  Includes  undistributed net investment income of:        $  2,405,834  $  1,472,632  $   441,034  $  168,626
                                                            ============  ============  ===========  ==========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                                                             Corporate Sponsored Variable Universal Life
                                                                          ------------------------------------------------
                                                                                       MONY Series Fund, Inc.
                                                                          ------------------------------------------------
                                                                                  Long Term               Government
                                                                                    Bond                  Securities
                                                                                 Subaccount               Subaccount
                                                                          ------------------------  ----------------------
                                                                             2001         2000         2001        2000
                                                                          -----------  -----------  ----------  ----------
From operations:
  Net investment income.................................................. $ 1,515,419  $ 1,339,956  $  139,985  $  115,614
  Net realized gain (loss) on investments................................    (197,513)    (216,116)      9,082      (8,560)
  Net change in unrealized appreciation of investments...................     501,508    1,771,312      43,099     109,948
                                                                          -----------  -----------  ----------  ----------
Net increase in net assets resulting from operations.....................   1,819,414    2,895,152     192,166     217,002
                                                                          -----------  -----------  ----------  ----------
From unit transactions:
  Net proceeds from the issuance of units................................   9,332,668    2,992,832     475,233     817,997
  Net asset value of units redeemed or used to meet contract obligations.  (1,968,116)  (1,007,725)   (378,180)   (200,294)
                                                                          -----------  -----------  ----------  ----------
Net increase from unit transactions......................................   7,364,552    1,985,107      97,053     617,703
                                                                          -----------  -----------  ----------  ----------
Net increase in net assets...............................................   9,183,966    4,880,259     289,219     834,705
Net assets beginning of year.............................................  23,547,771   18,667,512   2,856,829   2,022,124
                                                                          -----------  -----------  ----------  ----------
Net assets end of year*.................................................. $32,731,737  $23,547,771  $3,146,048  $2,856,829
                                                                          ===========  ===========  ==========  ==========
Unit transactions:
Units outstanding beginning of year......................................   2,004,098    1,836,729     244,081     189,531
Units issued during the year.............................................     785,272      252,333      39,169      72,238
Units redeemed during the year...........................................    (168,324)     (84,964)    (31,042)    (17,688)
                                                                          -----------  -----------  ----------  ----------
Units outstanding end of year............................................   2,621,046    2,004,098     252,208     244,081
                                                                          ===========  ===========  ==========  ==========
----------
*Includes  undistributed net investment income of:                        $ 3,892,679  $ 2,377,260  $  310,600  $  170,615
                                                                          ===========  ===========  ==========  ==========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                  Corporate Sponsored Variable Universal Life
                               ------------------------------------------------
                                         Enterprise Accumulation Trust
                               ------------------------------------------------
                                                              Small Company
                                        Equity                    Value
                                      Subaccount               Subaccount
                               ------------------------  ----------------------
                                  2001         2000         2001        2000
                               -----------  -----------  ----------  ----------
From operations:
 Net investment income........    $685,822  $   625,935  $  316,699  $  122,451
 Net realized gain (loss) on
   investments................  (1,019,400)     114,638     (90,609)    (16,053)
 Net change in unrealized
   depreciation of investments    (332,988)  (1,002,837)   (175,605)    (75,390)
                               -----------  -----------  ----------  ----------
 Net increase (decrease) in
   net assets resulting from
   operations.................    (666,566)    (262,264)     50,485      31,008
                               -----------  -----------  ----------  ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........   2,587,029    1,395,930     966,761     656,883
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (617,028)    (238,119)   (800,766)   (245,728)
                               -----------  -----------  ----------  ----------
Net increase from unit
 transactions.................   1,970,001    1,157,811     165,995     411,155
                               -----------  -----------  ----------  ----------
Net increase in net assets....   1,303,435      895,547     216,480     442,163
Net assets beginning of year..   2,309,622    1,414,075   1,005,208     563,045
                               -----------  -----------  ----------  ----------
Net assets end of year*....... $ 3,613,057  $ 2,309,622  $1,221,688  $1,005,208
                               ===========  ===========  ==========  ==========
Unit transactions:
Units outstanding beginning
 of year......................     177,032      102,764      64,061      36,787
Units issued during the year..     228,323       89,542      59,158      43,574
Units redeemed during the year     (64,275)     (15,274)    (49,294)    (16,300)
                               -----------  -----------  ----------  ----------
Units outstanding end of year.     341,080      177,032      73,925      64,061
                               ===========  ===========  ==========  ==========
----------
*  Includes undistributed net
   investment income of:       $ 1,423,726  $   737,904  $  519,217  $  202,518
                               ===========  ===========  ==========  ==========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                 Corporate Sponsored Variable Universal Life
                                             --------------------------------------------------
                                                        Enterprise Accumulation Trust
                                             --------------------------------------------------
                                                                             International
                                                      Managed                   Growth
                                                    Subaccount                Subaccount
                                             ------------------------  ------------------------
                                               For the      For the      For the      For the
                                              year ended   year ended   year ended   year ended
                                             December 31, December 31, December 31, December 31,
                                                 2001         2000         2001         2000
                                             ------------ ------------ ------------ ------------
From operations:
 Net investment income......................  $  13,855    $ 143,242    $  15,618    $  107,349
 Net realized gain (loss) on investments....    (97,625)    (118,363)     (59,083)      (69,424)
 Net change in unrealized appreciation
   (depreciation) of investments............     39,211      (19,694)     (12,504)     (277,665)
                                              ---------    ---------    ---------    ----------
 Net increase (decrease) in net assets
   resulting from operations................    (44,559)       5,185      (55,969)     (239,740)
                                              ---------    ---------    ---------    ----------
From unit transactions:
 Net proceeds from the issuance of units....    204,546      136,674       93,070       306,241
 Net asset value of units redeemed or used
   to meet contract obligations.............   (346,309)    (123,540)    (116,980)     (894,518)
                                              ---------    ---------    ---------    ----------
Net increase (decrease) from unit
 transactions...............................   (141,763)      13,134      (23,910)     (588,277)
                                              ---------    ---------    ---------    ----------
Net increase (decrease) in net assets.......   (186,322)      18,319      (79,879)     (828,017)
Net assets beginning of period..............    374,790      356,471      214,880     1,042,897
                                              ---------    ---------    ---------    ----------
Net assets end of period*...................  $ 188,468    $ 374,790    $ 135,001    $  214,880
                                              =========    =========    =========    ==========
Unit transactions:
Units outstanding beginning of period.......     30,018       28,967       17,506        70,342
Units issued during the period..............     17,175       10,943        9,388        27,506
Units redeemed during the period............    (30,205)      (9,892)     (11,662)      (80,342)
                                              ---------    ---------    ---------    ----------
Units outstanding end of period.............     16,988       30,018       15,232        17,506
                                              =========    =========    =========    ==========
----------
*  Includes undistributed net investment
   income of:                                 $ 299,457    $ 285,602    $ 161,088    $  145,470
                                              =========    =========    =========    ==========

** Commencement of operations.

                      See notes to financial statements.

                    Corporate Sponsored Variable Universal Life
----------------------------------------------------------------------------------
                           Enterprise Accumulation Trust
----------------------------------------------------------------------------------
       High Yield               Small Company
          Bond                     Growth                       Growth
       Subaccount                Subaccount                   Subaccount
------------------------  ------------------------  ------------------------------
  For the      For the      For the      For the      For the      For the period
 year ended   year ended   year ended   year ended   year ended  February 4, 2000**
December 31, December 31, December 31, December 31, December 31,      through
    2001         2000         2001         2000         2001     December 31, 2000
------------ ------------ ------------ ------------ ------------ ------------------

$ 2,280,621  $ 1,872,332   $  19,613    $   1,644    $   1,074        $  1,621
   (652,869)    (214,443)    (21,372)      27,621      (67,869)           (305)
   (277,653)  (2,145,196)     (9,007)     (15,463)      (1,436)          9,602
-----------  -----------   ---------    ---------    ---------        --------
  1,350,099     (487,307)    (10,766)      13,802      (68,231)         10,918
-----------  -----------   ---------    ---------    ---------        --------

  7,078,402    2,420,424     421,391      425,330      109,589         973,913
 (1,664,314)  (1,412,759)   (245,356)    (165,802)    (780,266)         (4,830)
-----------  -----------   ---------    ---------    ---------        --------
  5,414,088    1,007,665     176,035      259,528     (670,677)        969,083
-----------  -----------   ---------    ---------    ---------        --------
  6,764,187      520,358     165,269      273,330     (738,908)        980,001
 20,579,987   20,059,629     421,834      148,504      980,001               0
-----------  -----------   ---------    ---------    ---------        --------
$27,344,174  $20,579,987   $ 587,103    $ 421,834    $ 241,093        $980,001
===========  ===========   =========    =========    =========        ========

  1,862,334    1,769,481      38,329       13,697      103,205               0
    608,313      223,033      39,610       40,368       12,052         103,719
   (134,070)    (130,180)    (22,486)     (15,736)     (86,221)           (514)
-----------  -----------   ---------    ---------    ---------        --------
  2,336,577    1,862,334      55,453       38,329       29,036         103,205
===========  ===========   =========    =========    =========        ========

$ 5,762,682  $ 3,482,061   $  21,257    $   1,644    $   2,695        $  1,621
===========  ===========   =========    =========    =========        ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                                            Corporate Sponsored Variable Universal Life
                                             -------------------------------------------------------------------------
                                                     Dreyfus Variable Investment Fund
                                             -----------------------------------------------
                                                                               Small
                                                                              Company                  Dreyfus
                                                   Appreciation                Stock                 Stock Index
                                                    Subaccount              Subaccount               Subaccount
                                             -----------------------  ----------------------  ------------------------
                                                2001         2000        2001        2000        2001         2000
                                             -----------  ----------  ----------  ----------  -----------  -----------
From operations:
 Net investment income...................... $    18,671  $   43,810  $      881  $    1,649  $   722,735  $   950,803
 Net realized gain (loss) on investments....    (249,560)     69,654      26,737      66,286     (724,739)   1,296,581
 Net change in unrealized appreciation
   (depreciation) of investments............     (47,252)   (145,208)    (83,771)      7,341   (5,136,286)  (5,308,948)
                                             -----------  ----------  ----------  ----------  -----------  -----------
Net increase (decrease) in net assets
 resulting from operations..................    (278,141)    (31,744)    (56,153)     75,276   (5,138,290)  (3,061,564)
                                             -----------  ----------  ----------  ----------  -----------  -----------
From unit transactions:
 Net proceeds from the issuance of units....   1,291,872   1,455,287     287,401     447,881   19,635,012   14,975,579
 Net asset value of units redeemed or used
   to meet contract obligations.............  (1,329,911)   (705,319)   (431,872)   (195,357)  (5,292,602)  (3,812,299)
                                             -----------  ----------  ----------  ----------  -----------  -----------
 Net increase (decrease) from unit
   transactions.............................     (38,039)    749,968    (144,471)    252,524   14,342,410   11,163,280
                                             -----------  ----------  ----------  ----------  -----------  -----------
Net increase (decrease) in net assets.......    (316,180)    718,224    (200,624)    327,800    9,204,120    8,101,716
Net assets beginning of year................   2,476,980   1,758,756   1,117,884     790,084   38,781,510   30,679,794
                                             -----------  ----------  ----------  ----------  -----------  -----------
Net assets end of year*..................... $ 2,160,800  $2,476,980  $  917,260  $1,117,884  $47,985,630  $38,781,510
                                             ===========  ==========  ==========  ==========  ===========  ===========
Unit transactions:
Units outstanding beginning of year.........     168,512     118,872     101,945      78,184    2,652,230    1,903,421
Units issued during the year................      88,724      96,325      27,361      42,142    1,466,686    1,004,529
Units redeemed during the year..............     (94,537)    (46,685)    (44,356)    (18,381)    (382,081)    (255,720)
                                             -----------  ----------  ----------  ----------  -----------  -----------
Units outstanding end of year...............     162,699     168,512      84,950     101,945    3,736,835    2,652,230
                                             ===========  ==========  ==========  ==========  ===========  ===========
----------
*  Includes undistributed net investment
   income of:                                $    82,716  $   64,045  $    3,576  $    2,695  $ 2,145,732  $ 1,422,997
                                             ===========  ==========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                  Corporate Sponsored Variable Universal Life
 -----------------------------------------------------------------------------
                                 Van Eck Worldwide Insurance Trust
                     ---------------------------------------------------------
       Dreyfus
      Socially             Hard             Worldwide           Worldwide
 Responsible Growth       Assets              Bond           Emerging Markets
     Subaccount         Subaccount         Subaccount           Subaccount
 ------------------  ----------------  ------------------  -------------------
   2001      2000     2001     2000      2001      2000      2001       2000
 --------  --------  -------  -------  --------  --------  ---------  --------

 $    161  $  1,642  $   258  $    42  $  3,988  $  3,021  $       0  $      0
  (65,809)   (1,814)      67      142      (296)   (7,135)   (48,662)   (2,021)
   13,257   (35,985)  (3,810)   1,286    (8,070)    5,541     46,754   (70,897)
 --------  --------  -------  -------  --------  --------  ---------  --------
  (52,391)  (36,157)  (3,485)   1,470    (4,378)    1,427     (1,908)  (72,918)
 --------  --------  -------  -------  --------  --------  ---------  --------
  140,760   239,230   22,620   18,396    12,364    85,997     99,418   189,753
  (58,986)  (71,280)  (4,442)    (609)  (16,792)  (52,332)  (132,990)  (44,361)
 --------  --------  -------  -------  --------  --------  ---------  --------
   81,774   167,950   18,178   17,787    (4,428)   33,665    (33,572)  145,392
 --------  --------  -------  -------  --------  --------  ---------  --------
   29,383   131,793   14,693   19,257    (8,806)   35,092    (35,480)   72,474
  211,802    80,009   22,679    3,422    87,392    52,300    142,967    70,493
 --------  --------  -------  -------  --------  --------  ---------  --------
 $241,185  $211,802  $37,372  $22,679  $ 78,586  $ 87,392  $ 107,487  $142,967
 ========  ========  =======  =======  ========  ========  =========  ========
   19,852     6,671    2,039      343     8,374     5,105     26,477     7,590
   16,660    18,775    2,132    1,754       998     8,350     14,186    24,650
   (7,314)   (5,594)    (424)     (58)   (1,436)   (5,081)   (20,390)   (5,763)
 --------  --------  -------  -------  --------  --------  ---------  --------
   29,198    19,852    3,747    2,039     7,936     8,374     20,273    26,477
 ========  ========  =======  =======  ========  ========  =========  ========

 $  4,477  $  4,316  $   303  $    45  $  8,159  $  4,171  $     197  $    197
 ========  ========  =======  =======  ========  ========  =========  ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                             Corporate Sponsored Variable Universal Life
                                             ------------------------------------------
                                                            T. Rowe Price
                                             ------------------------------------------
                                                  Equity Income         Prime Reserve
                                                   Subaccount            Subaccount
                                             ----------------------  ------------------
                                                2001        2000       2001      2000
                                             ----------  ----------  --------  --------
From operations:
 Net investment income...................... $  124,285  $  103,960  $ 10,591  $  6,999
 Net realized gain (loss) on investments....     17,483     (33,920)        0         0
 Net change in unrealized appreciation
   (depreciation) of investments............   (120,429)     99,193         0         0
                                             ----------  ----------  --------  --------
Net increase (decrease) in net assets
 resulting from operations..................     21,339     169,233    10,591     6,999
                                             ----------  ----------  --------  --------
From unit transactions:
 Net proceeds from the issuance of units....  3,334,123   1,262,171   109,738   216,211
 Net asset value of units redeemed or used
   to meet contract obligations.............   (770,471)   (279,879)  (60,303)  (81,150)
                                             ----------  ----------  --------  --------
Net increase (decrease) from unit
 transactions...............................  2,563,652     982,292    49,435   135,061
                                             ----------  ----------  --------  --------
Net increase (decrease) in net assets.......  2,584,991   1,151,525    60,026   142,060
Net assets beginning of year................  1,866,215     714,690   243,663   101,603
                                             ----------  ----------  --------  --------
Net assets end of year...................... $4,451,206  $1,866,215  $303,689  $243,663
                                             ==========  ==========  ========  ========
Unit transactions:
Units outstanding beginning of year.........    156,427      67,719    21,977     9,723
Units issued during the year................    275,223     113,984     8,480    19,616
Units redeemed during the year..............    (63,934)    (25,276)   (4,122)   (7,362)
                                             ----------  ----------  --------  --------
Units outstanding end of year...............    367,716     156,427    26,335    21,977
                                             ==========  ==========  ========  ========
----------
*  Includes undistributed net investment
   income of:                                $  267,379  $  143,094  $ 21,767  $ 11,176
                                             ==========  ==========  ========  ========

                      See notes to financial statements.

                      Corporate Sponsored Variable Universal Life
---------------------------------------------------------------------------------------
                                     T. Rowe Price
---------------------------------------------------------------------------------------
     International            Limited           New America         Personal Strategy
         Stock                  Term               Growth               Balanced
       Subaccount            Subaccount          Subaccount            Subaccount
-----------------------  -----------------  -------------------  ----------------------
   2001         2000       2001     2000      2001       2000       2001        2000
-----------  ----------  --------  -------  ---------  --------  ----------  ----------
$    34,924  $   74,383  $  1,690  $ 1,499  $  12,388  $ 52,479  $   43,476  $   72,991
   (479,240)    (32,047)    1,556      (33)  (125,500)  (22,967)    (85,077)     (2,525)
    (85,721)   (186,480)     (710)     852     64,278   (83,372)     17,331     (27,008)
-----------  ----------  --------  -------  ---------  --------  ----------  ----------
   (530,037)   (144,144)    2,536    2,318    (48,834)  (53,860)    (24,270)     43,458
-----------  ----------  --------  -------  ---------  --------  ----------  ----------
  1,403,156   2,287,853    51,038   32,552    457,495   277,405   1,265,256   1,139,090
 (1,248,345)   (253,632)  (54,283)  (2,220)  (121,293)  (95,257)   (823,830)    (97,518)
-----------  ----------  --------  -------  ---------  --------  ----------  ----------
    154,811   2,034,221    (3,245)  30,332    336,202   182,148     441,426   1,041,572
-----------  ----------  --------  -------  ---------  --------  ----------  ----------
   (375,226)  1,890,077      (709)  32,650    287,368   128,288     417,156   1,085,030
  2,028,199     138,122    33,610      960    476,821   348,533   1,186,394     101,364
-----------  ----------  --------  -------  ---------  --------  ----------  ----------
$ 1,652,973  $2,028,199  $ 32,901  $33,610  $ 764,189  $476,821  $1,603,550  $1,186,394
===========  ==========  ========  =======  =========  ========  ==========  ==========
    175,616       9,827     3,058       95     42,050    27,453      99,656       8,978
    110,499     186,460     4,413    3,180     44,295    22,230     103,356      99,168
   (102,116)    (20,671)   (4,711)    (217)    (9,899)   (7,633)    (64,985)     (8,490)
-----------  ----------  --------  -------  ---------  --------  ----------  ----------
    183,999     175,616     2,760    3,058     76,446    42,050     138,027      99,656
===========  ==========  ========  =======  =========  ========  ==========  ==========
$   111,603  $   76,679  $  3,234  $ 1,544  $  85,571  $ 73,183  $  131,937  $   88,461
===========  ==========  ========  =======  =========  ========  ==========  ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                              Corporate Sponsored Variable Universal Life
                                           ---------------------------------------------------------------------------------
                                                               Fidelity Variable Insurance Products Funds
                                           ---------------------------------------------------------------------------------
                                                      VIP                     VIP II                      VIP III
                                                    Growth                  Contrafund              Growth Opportunities
                                                  Subaccount                Subaccount                   Subaccount
                                           ------------------------  ------------------------  -----------------------------
                                           For the year For the year For the year For the year For the year  For the period
                                              ended        ended        ended        ended        ended     March 31, 2000**
                                           December 31, December 31, December 31, December 31, December 31,      through
                                               2001         2000         2001         2000         2001     December 31, 2000
                                           ------------ ------------ ------------ ------------ ------------ -----------------
From operations:
 Net investment income.................... $    89,087   $   40,092  $    92,145   $    6,303    $    405       $      0
 Net realized gain (loss) on investments..    (448,713)    (106,405)    (399,309)     (47,324)    (28,158)           397
 Net change in unrealized appreciation
   (depreciation) of investments..........      (9,623)     (47,202)      47,719      (53,967)      8,196        (11,804)
                                           -----------   ----------  -----------   ----------    --------       --------
Net increase (decrease) in net assets
 resulting from operations................    (369,249)    (113,515)    (259,445)     (94,988)    (19,557)       (11,407)
                                           -----------   ----------  -----------   ----------    --------       --------
From unit transactions:
 Net proceeds from the issuance of units..   1,667,237    1,538,960    4,494,792    2,429,275     190,571        125,691
 Net asset value of units redeemed or used
   to meet contract obligations...........  (1,115,153)    (488,164)  (1,713,037)    (194,515)    (86,501)        (2,093)
                                           -----------   ----------  -----------   ----------    --------       --------
Net increase from unit transactions.......     552,084    1,050,796    2,781,755    2,234,760     104,070        123,598
                                           -----------   ----------  -----------   ----------    --------       --------
Net increase in net assets................     182,835      937,281    2,522,310    2,139,772      84,513        112,191
Net assets beginning of period............   1,126,809      189,528    2,178,668       38,896     112,191              0
                                           -----------   ----------  -----------   ----------    --------       --------
Net assets end of period*................. $ 1,309,644   $1,126,809  $ 4,700,978   $2,178,668    $196,704       $112,191
                                           ===========   ==========  ===========   ==========    ========       ========
Unit transactions:
Units outstanding beginning of period.....     108,046       16,127      219,956        3,667      13,546              0
Units issued during the period............     182,530      134,622      522,349      235,115      27,485         13,776
Units redeemed during the period..........    (138,086)     (42,703)    (201,478)     (18,826)    (13,279)          (230)
                                           -----------   ----------  -----------   ----------    --------       --------
Units outstanding end of period...........     152,490      108,046      540,827      219,956      27,752         13,546
                                           ===========   ==========  ===========   ==========    ========       ========
----------
*  Includes undistributed net investment
   income of:                              $   129,179   $   40,092  $    98,448   $    6,303    $    405       $      0
                                           ===========   ==========  ===========   ==========    ========       ========
** Commencement of operations.

                      See notes to financial statements.

                                      Corporate Sponsored Variable Universal Life
------------------------------------------------------------------------------------------------------------------------
          Fidelity Variable Insurance Products Funds                    The Universal Institutional Funds, Inc.
--------------------------------------------------------------- -------------------------------------------------------
            VIP II                          VIP III
         Asset Manager                 Growth and Income              Equity Growth                Fixed Income
          Subaccount                      Subaccount                   Subaccount                   Subaccount
------------------------------  ------------------------------  ------------------------  -----------------------------
For the year   For the period   For the year   For the period   For the year For the year For the year  For the period
   ended     February 4, 2000**    ended     January 13, 2000**    ended        ended        ended     January 6, 2000**
December 31,      through       December 31,      through       December 31, December 31, December 31,      through
    2001     December 31, 2000      2001     December 31, 2000      2001         2000         2001     December 31, 2000
------------ ------------------ ------------ ------------------ ------------ ------------ ------------ -----------------
 $   90,123       $      0      $   503,663      $    6,457      $     589    $  22,533    $  268,827     $  232,978
   (103,948)         9,202         (695,834)         91,490        (91,393)     (38,268)        6,060          3,355
    (23,778)        (8,742)        (246,307)          2,056         14,509      (51,445)       97,956        176,045
 ----------       --------      -----------      ----------      ---------    ---------    ----------     ----------
    (37,603)           460         (438,478)        100,003        (76,295)     (67,180)      372,843        412,378
 ----------       --------      -----------      ----------      ---------    ---------    ----------     ----------

  5,436,931        505,676       11,823,666       4,437,094        377,839      632,725       545,518      3,615,737
   (731,485)       (22,325)      (5,974,560)       (172,034)      (248,615)    (326,534)      (52,294)       (50,524)
 ----------       --------      -----------      ----------      ---------    ---------    ----------     ----------
  4,705,446        483,351        5,849,106       4,265,060        129,224      306,191       493,224      3,565,213
 ----------       --------      -----------      ----------      ---------    ---------    ----------     ----------
  4,667,843        483,811        5,410,628       4,365,063         52,929      239,011       866,067      3,977,591
    483,811              0        4,365,063               0        369,723      130,712     3,977,591              0
 ----------       --------      -----------      ----------      ---------    ---------    ----------     ----------
 $5,151,654       $483,811      $ 9,775,691      $4,365,063      $ 422,652    $ 369,723    $4,843,658     $3,977,591
 ==========       ========      ===========      ==========      =========    =========    ==========     ==========
     49,469              0          451,843               0         39,055       12,171       356,647              0
    575,581         51,754        1,319,540         470,068         44,112       55,554        45,092        361,701
    (75,836)        (2,285)        (662,484)        (18,225)       (30,574)     (28,670)       (4,461)        (5,054)
 ----------       --------      -----------      ----------      ---------    ---------    ----------     ----------
    549,214         49,469        1,108,899         451,843         52,593       39,055       397,278        356,647
 ==========       ========      ===========      ==========      =========    =========    ==========     ==========

 $   90,123       $      0      $   510,120      $    6,457      $  27,361    $  26,772    $  501,805     $  232,978
 ==========       ========      ===========      ==========      =========    =========    ==========     ==========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS


                                                                Corporate Sponsored Variable Universal Life
                                             ---------------------------------------------------------------------------------
                                              The Universal Institutional
                                                      Funds, Inc.                           Janus Aspen Series
                                             -----------------------------  --------------------------------------------------
                                                                                   Aggressive                 Flexible
                                                         Value                       Growth                    Income
                                                       Subaccount                  Subaccount                Subaccount
                                             -----------------------------  ------------------------  ------------------------
                                               For the     For the period     For the      For the      For the      For the
                                              year ended   May 22, 2000**    year ended   year ended   year ended   year ended
                                             December 31,      through      December 31, December 31, December 31, December 31,
                                                 2001     December 31, 2000     2001         2000         2001         2000
                                             ------------ ----------------- ------------ ------------ ------------ ------------
From operations:
 Net investment income......................   $  8,029        $   435      $         0   $   88,766   $  363,843   $  187,459
 Net realized gain (loss) on investments....    (5,558)          1,333       (1,011,086)    (313,107)      43,526       (2,249)
 Net change in unrealized appreciation
   (depreciation) of investments............    (7,453)            538          (50,868)    (348,905)      81,540       97,100
                                               --------        -------      -----------   ----------   ----------   ----------
Net increase (decrease) in net assets
 resulting from operations..................     (4,982)         2,306       (1,061,954)    (573,246)     488,909      282,310
                                               --------        -------      -----------   ----------   ----------   ----------
From unit transactions:
 Net proceeds from the issuance of units....    183,341         18,053        2,164,256    2,683,340      371,803    6,091,246
 Net asset value of units redeemed or used
   to meet contract obligations.............    (29,237)          (387)      (1,202,446)    (523,661)    (716,353)    (118,226)
                                               --------        -------      -----------   ----------   ----------   ----------
Net increase (decrease) from unit
 transactions...............................    154,104         17,666          961,810    2,159,679     (344,550)   5,973,020
                                               --------        -------      -----------   ----------   ----------   ----------
Net increase (decrease) in net assets.......    149,122         19,972         (100,144)   1,586,433      144,359    6,255,330
Net assets beginning of period..............     19,972              0        1,839,215      252,782    6,268,233       12,903
                                               --------        -------      -----------   ----------   ----------   ----------
Net assets end of period*...................   $169,094        $19,972      $ 1,739,071   $1,839,215   $6,412,592   $6,268,233
                                               ========        =======      ===========   ==========   ==========   ==========
Unit transactions:
Units outstanding beginning of period.......      1,655              0          239,319       22,352      589,418        1,289
Units issued during the period..............     14,661          1,691          358,936      269,575       32,669      599,770
Units redeemed during the period............     (2,594)           (36)        (224,627)     (52,608)     (62,402)     (11,641)
                                               --------        -------      -----------   ----------   ----------   ----------
Units outstanding end of period.............     13,722          1,655          373,628      239,319      559,685      589,418
                                               ========        =======      ===========   ==========   ==========   ==========
----------
*  Includes undistributed net investment
   income of:                                  $  8,464        $   435      $    88,766   $   88,766   $  551,739   $  187,896
                                               ========        =======      ===========   ==========   ==========   ==========
** Commencement of operations.

                      See notes to financial statements.

                                                  Corporate Sponsored Variable Universal Life
--------------------------------------------------------------------------------------------------------------------
                                                 Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------
      International               Worldwide                     Capital                        Strategic
         Growth                    Growth                    Appreciation                        Value
       Subaccount                Subaccount                   Subaccount                       Subaccount
------------------------  ------------------------  ------------------------------  --------------------------------
For the year For the year For the year For the year For the year   For the period   For the year   For the period
   ended        ended        ended        ended        ended     February 4, 2000**    ended     December 27, 2000**
December 31, December 31, December 31, December 31, December 31,      through       December 31,       through
    2001         2000         2001         2000         2001     December 31, 2000      2001      December 31, 2000
------------ ------------ ------------ ------------ ------------ ------------------ ------------ -------------------
$    16,191   $  159,745  $    33,437   $  101,611   $   17,654       $  5,293        $     7           $  0
 (1,372,973)     (85,359)    (897,108)    (321,935)    (155,353)       (31,031)        (1,363)             0
    585,833     (847,849)      51,933     (168,424)    (204,838)       (12,520)            30              5
-----------   ----------  -----------   ----------   ----------       --------        -------           ----
   (770,949)    (773,463)    (811,738)    (388,748)    (342,537)       (38,258)        (1,326)             5
-----------   ----------  -----------   ----------   ----------       --------        -------           ----
    804,711    4,414,228    9,596,205    2,325,463    1,240,714        927,886          3,940            875
 (2,275,785)    (111,453)  (2,362,410)    (279,778)    (467,016)       (52,947)           (72)             0
-----------   ----------  -----------   ----------   ----------       --------        -------           ----
 (1,471,074)   4,302,775    7,233,795    2,045,685      773,698        874,939          3,868            875
-----------   ----------  -----------   ----------   ----------       --------        -------           ----
 (2,242,023)   3,529,312    6,422,057    1,656,937      431,161        836,681          2,542            880
  3,533,163        3,851    1,774,659      117,722      836,681              0            880              0
-----------   ----------  -----------   ----------   ----------       --------        -------           ----
$ 1,291,140   $3,533,163  $ 8,196,716   $1,774,659   $1,267,842       $836,681        $ 3,422           $880
===========   ==========  ===========   ==========   ==========       ========        =======           ====
    345,650          317      182,651       10,224      103,062              0             88              0
     88,448      354,278    1,163,782      196,009      170,326        109,299            289             88
   (269,556)      (8,945)    (258,795)     (23,582)     (74,006)        (6,237)            (8)             0
-----------   ----------  -----------   ----------   ----------       --------        -------           ----
    164,542      345,650    1,087,638      182,651      199,382        103,062            369             88
===========   ==========  ===========   ==========   ==========       ========        =======           ====
$   175,936   $  159,745  $   135,048   $  101,611   $   22,947       $  5,293        $     7           $  0
===========   ==========  ===========   ==========   ==========       ========        =======           ====






           Total
--------------------------
For the year  For the year
   ended         ended
December 31,  December 31,
    2001          2000
------------  ------------
$  8,652,364  $  7,685,474
  (9,080,170)      (80,845)
  (5,222,811)   (8,563,194)
------------  ------------
  (5,650,617)     (958,565)
------------  ------------
 131,900,788   135,386,297
 (75,792,088)  (73,519,293)
------------  ------------
  56,108,700    61,867,004
------------  ------------
  50,458,083    60,908,439
 160,806,163    99,897,724
------------  ------------
$211,264,246  $160,806,163
============  ============






$ 20,447,268  $ 11,794,904
============  ============

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS



1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance Policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance Policies (CSVUL) is presented here.

   There are currently thirty-eight Corporate Sponsored Variable Universal Life Subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Variable Investment Fund, the Dreyfus Stock Index Fund, the Dreyfus Socially Responsible Growth Fund, Inc., the Van Eck Worldwide Insurance Trust, T. Rowe Price, Fidelity Variable Insurance Products Funds, Janus Aspen Series and The Universal Institutional Funds, Inc. (collectively the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains from the portfolios of the Funds are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, mortality and expense risk charges and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Universal Life subaccounts for the year ended December 31, 2001 aggregated $8,070,644.

   As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the year ended December 31, 2001, MONY America received $135,581 in aggregate from certain Funds in connection with Corporate Sponsored Variable Universal Life subaccounts.

4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the year ended December 31, 2001 were as follows:

                                                          Cost of Shares    Proceeds
                                                        Acquired (Excludes from Shares
Corporate Sponsored Variable Universal Life Subaccounts   Reinvestments)    Redeemed
------------------------------------------------------- ------------------ -----------

           MONY Series Fund, Inc.
           Money Market Portfolio......................    $55,506,899     $54,696,539
           Intermediate Term Bond Portfolio............      5,028,099       3,771,826
           Long Term Bond Portfolio....................     10,637,395       3,272,843
           Government Securities Portfolio.............        616,239         519,186

           Enterprise Accumulation Trust
           Equity Portfolio............................      2,793,942         823,941
           Small Company Value Portfolio...............      1,375,906       1,209,911
           Managed Portfolio...........................        225,658         367,421
           International Growth Portfolio..............        351,353         375,263
           High Yield Bond Portfolio...................      8,931,806       3,517,718
           Small Company Growth Portfolio..............        467,708         291,673
           Growth Portfolio............................        385,639       1,056,316

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


4. Investment Transactions: (continued)

                                                        Cost of Shares
                                                           Acquired     Proceeds
                                                          (Excludes    from Shares
Corporate Sponsored Variable Universal Life Subaccounts Reinvestments)  Redeemed
------------------------------------------------------- -------------- -----------

    Dreyfus Variable Investment Fund
    Appreciation Portfolio.............................  $ 2,247,117   $2,285,156
    Dreyfus Small Company Stock Portfolio..............      397,158      541,629

    Dreyfus
    Dreyfus Stock Index Fund...........................   22,104,414    7,762,004
    Dreyfus Socially Responsible Growth Fund, Inc......      324,559      242,785

    Van Eck Worldwide Insurance Trust
    Hard Assets Portfolio..............................       29,980       11,802
    Worldwide Bond Portfolio...........................       12,994       17,422
    Worldwide Emerging Markets Portfolio...............      107,756      141,328

    T. Rowe Price
    Equity Income Portfolio............................    3,568,004    1,004,352
    Prime Reserve Portfolio............................      116,012       66,577
    International Stock Portfolio......................    2,173,664    2,018,853
    Limited Term Portfolio.............................       58,079       61,324
    New America Growth Portfolio.......................      750,337      414,135
    Personal Strategy Balanced Portfolio...............    1,636,903    1,195,477

    Fidelity Variable Insurance Products Funds
    VIP Growth Portfolio...............................    1,908,038    1,355,954
    VIP II Contrafund Portfolio........................    5,712,281    2,930,526
    VIP III Growth Opportunities Portfolio.............      209,996      105,926
    VIP II Asset Manager Portfolio.....................    5,589,622      884,176
    VIP III Growth and Income Portfolio................   12,902,879    7,053,773

    The Universal Institutional Funds, Inc.
    Equity Growth Portfolio............................      408,391      279,167
    Fixed Income Portfolio.............................      556,026       62,802
    Value Portfolio....................................      301,816      147,712

    Janus Aspen Series
    Aggressive Growth Portfolio........................    2,685,681    1,723,871
    Flexible Income Portfolio..........................      470,964      815,514
    International Growth Portfolio.....................    1,242,947    2,714,021
    Worldwide Growth Portfolio.........................   10,512,148    3,278,353
    Capital Appreciation Portfolio.....................    1,305,000      531,302
    Strategic Value Portfolio..........................       11,110        7,242

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights:

   For a unit outstanding throughout the year ended December 31, 2001:

                                                                                 For the year ended
                                                          At December 31, 2001    December 31, 2001
                                                        ------------------------ ------------------
                                                                          Net    Investment
                                                                   Unit  Assets    Income    Total
Corporate Sponsored Variable Universal Life Subaccounts   Units   Values (000s)    Ratio*   Return**
------------------------------------------------------- --------- ------ ------- ---------- --------

    MONY Series Fund, Inc.
    Money Market Subaccount............................ 2,596,777 $12.37 $32,110    3.48%      3.86%
    Intermediate Term Bond Subaccount..................   329,727  12.52   4,129    7.16       8.49
    Long Term Bond Subaccount.......................... 2,621,046  12.49  32,732    5.01       6.30
    Government Securities Subaccount...................   252,208  12.47   3,146    4.61       6.58

    Enterprise Accumulation Trust
    Equity Subaccount..................................   341,080  10.59   3,613    0.00     (18.85)
    Small Company Value Subaccount.....................    73,925  16.53   1,222    0.24       5.35
    Managed Subaccount.................................    16,988  11.09     188    1.64     (11.21)
    International Growth Subaccount....................    15,232   8.86     135    0.62     (27.79)
    High Yield Bond Subaccount......................... 2,336,577  11.70  27,344    8.87       5.88
    Small Company Growth Subaccount....................    55,453  10.59     587    1.75      (3.82)
    Growth Subaccount..................................    29,036   8.30     241    0.27     (12.63)

    Dreyfus Variable Investment Fund
    Appreciation Subaccount............................   162,699  13.28   2,161    0.80      (9.66)
    Dreyfus Small Company Stock Subaccount.............    84,950  10.80     917    0.08      (1.55)

    Dreyfus
    Dreyfus Stock Index Subaccount..................... 3,736,835  12.84  47,986    1.15     (12.18)
    Dreyfus Socially Responsible Growth Subaccount.....    29,198   8.26     241    0.08     (22.59)

    Van Eck Worldwide Insurance Trust
    Hard Assets Subaccount.............................     3,747   9.97      37    0.89     (10.34)
    Worldwide Bond Subaccount..........................     7,936   9.90      79    4.51      (5.17)
    Worldwide Emerging Markets Subaccount..............    20,273   5.30     107    0.00      (1.85)

    T. Rowe Price
    Equity Income Subaccount...........................   367,716  12.11   4,451    1.65       1.51
    Prime Reserve Subaccount...........................    26,335  11.53     304    3.86       3.97
    International Stock Subaccount.....................   183,999   8.98   1,653    1.78     (22.25)
    Limited Term Subaccount............................     2,760  11.92      33    5.38       8.46
    New America Growth Subaccount......................    76,446  10.00     764    0.00     (11.82)
    Personal Strategy Balanced Subaccount..............   138,027  11.62   1,604    3.13      (2.35)

    Fidelity Variable Insurance Products Funds
    VIP Growth Subaccount..............................   152,490   8.59   1,310    0.06     (17.64)
    VIP II Contrafund Subaccount.......................   540,827   8.69   4,701    0.62     (12.31)
    VIP III Growth Opportunities Subaccount............    27,752   7.09     197    0.27     (14.37)
    VIP II Asset Manager Subaccount....................   549,214   9.38   5,152    2.41      (4.09)
    VIP III Growth and Income Subaccount............... 1,108,899   8.82   9,776    1.36      (8.70)

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

                                                                                 For the year ended
                                                         At December 31, 2001    December 31, 2001
                                                        ----------------------- ------------------
                                                                          Net   Investment
                                                                   Unit  Assets   Income    Total
Corporate Sponsored Variable Universal Life Subaccounts   Units   Values (000s)   Ratio*   Return**
------------------------------------------------------- --------- ------ ------ ---------- --------

        The Universal Institutional Funds, Inc.
        Equity Growth Subaccount.......................    52,593 $ 8.04 $  423    0.13%    (15.10)%
        Fixed Income Subaccount........................   397,278  12.19  4,844    4.53       9.33
        Value Subaccount...............................    13,722  12.32    169    1.63       2.07

        Janus Aspen Series
        Aggressive Growth Subaccount...................   373,628   4.65  1,739    0.00     (39.53)
        Flexible Income Subaccount.....................   559,685  11.46  6,413    5.58       7.81
        International Growth Subaccount................   164,542   7.85  1,291    0.67     (23.19)
        Worldwide Growth Subaccount.................... 1,087,638   7.54  8,197    0.73     (22.43)
        Capital Appreciation Subaccount................   199,382   6.36  1,268    1.38     (21.68)
        Strategic Value Subaccount.....................       369   9.26      3    0.23      (7.86)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** Represents the total return for the period indicated, including changes in the value of the underlying fund. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- Strategist and MONYEquity
  Master

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Strategist's and MONYEquity Master's Subaccounts of MONY America Variable Account L at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2001

                                                                      Strategist
                                              ---------------------------------------------------------
                                                                MONY Series Fund, Inc.
                                              ---------------------------------------------------------
                                                Equity      Equity   Intermediate Long Term
                                                Growth      Income    Term Bond      Bond    Diversified
                                              Subaccount  Subaccount  Subaccount  Subaccount Subaccount
                                              ----------  ---------- ------------ ---------- -----------
                   ASSETS
Shares held in respective Funds..............     56,621     36,539      11,778       4,182      95,148
                                              ==========  =========    ========    ========  ==========
Investments at cost.......................... $1,496,608  $ 789,382    $125,949    $ 52,699  $1,587,617
                                              ==========  =========    ========    ========  ==========
Investments in respective Funds, at net
  asset value................................ $  911,604  $ 597,785    $132,724    $ 55,956  $1,055,188
Amount due from MONY America.................          5          8           0           0          81
Amount due from respective Funds.............         41         69          53           1         229
                                              ----------  ---------    --------    --------  ----------
       Total assets..........................    911,650    597,862     132,777      55,957   1,055,498
                                              ----------  ---------    --------    --------  ----------
                LIABILITIES
Amount due to MONY America...................        311        244          92          18         541
Amount due to respective Funds...............          5          8           0           0          81
                                              ----------  ---------    --------    --------  ----------
       Total liabilities.....................        316        252          92          18         622
                                              ----------  ---------    --------    --------  ----------
Net assets................................... $  911,334  $ 597,610    $132,685    $ 55,939  $1,054,876
                                              ==========  =========    ========    ========  ==========
Net assets consist of:
  Contractholders' net payments.............. $   60,675  $(242,926)   $(63,249)   $(75,256) $ (336,155)
  Undistributed net investment income........  1,108,519    757,843     191,481     113,173   1,486,082
  Accumulated net realized gain (loss) on
   investments...............................    327,144    274,290      (2,322)     14,765     437,378
  Net unrealized appreciation (depreciation)
   of investments............................   (585,004)  (191,597)      6,775       3,257    (532,429)
                                              ----------  ---------    --------    --------  ----------
Net assets................................... $  911,334  $ 597,610    $132,685    $ 55,939  $1,054,876
                                              ==========  =========    ========    ========  ==========
Number of units outstanding*.................     13,267      9,279       4,569       1,495      21,555
                                              ----------  ---------    --------    --------  ----------
Net asset value per unit outstanding*........ $    68.69  $   64.41    $  29.04    $  37.42  $    48.94
                                              ==========  =========    ========    ========  ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                                         Strategist                      MONYEquity Master
                                                   ----------------------  ----------------------------------------------
                                                      MONY
                                                     Series
                                                   Fund, Inc.                          MONY Series Fund, Inc.
                                                   ----------              ----------------------------------------------
                                                     Money                 Intermediate Long Term   Government   Money
                                                     Market                 Term Bond      Bond     Securities   Market
                                                   Subaccount    Total      Subaccount  Subaccount  Subaccount Subaccount
                                                   ---------- -----------  ------------ ----------  ---------- ----------
                     ASSETS
Shares held in respective Funds...................    53,545                   68,590      159,688     105,390  3,516,414
                                                    ========                 ========   ==========  ========== ==========
Investments at cost...............................  $ 53,545  $ 4,105,800    $744,631   $2,046,193  $1,159,343 $3,516,414
                                                    ========  ===========    ========   ==========  ========== ==========
Investments in respective Funds, at net asset
  value...........................................  $ 53,545  $ 2,806,802    $773,006   $2,136,624  $1,207,764 $3,516,414
Amount due from MONY America......................         0           94         324          225         583     11,098
Amount due from respective Funds..................         3          396         952          669         640      1,304
                                                    --------  -----------    --------   ----------  ---------- ----------
       Total assets...............................    53,548    2,807,292     774,282    2,137,518   1,208,987  3,528,816
                                                    --------  -----------    --------   ----------  ---------- ----------
                   LIABILITIES
Amount due to MONY America........................        18        1,224       1,235        1,455       1,088      2,563
Amount due to respective Funds....................         0           94         324          225         583     11,098
                                                    --------  -----------    --------   ----------  ---------- ----------
       Total liabilities..........................        18        1,318       1,559        1,680       1,671     13,661
                                                    --------  -----------    --------   ----------  ---------- ----------
Net assets........................................  $ 53,530  $ 2,805,974    $772,723   $2,135,838  $1,207,316 $3,515,155
                                                    ========  ===========    ========   ==========  ========== ==========
Net assets consist of:
  Contractholders' net payments...................  $(34,653) $  (691,564)   $637,239   $1,718,845  $1,001,373 $2,675,525
  Undistributed net investment income.............    88,183    3,745,281     122,024      355,645     131,518    839,630
  Accumulated net realized gain (loss) on
   investments....................................         0    1,051,255     (14,915)     (29,083)     26,004          0
  Net unrealized appreciation (depreciation) of
   investments....................................         0   (1,298,998)     28,375       90,431      48,421          0
                                                    --------  -----------    --------   ----------  ---------- ----------
Net assets........................................  $ 53,530  $ 2,805,974    $772,723   $2,135,838  $1,207,316 $3,515,155
                                                    ========  ===========    ========   ==========  ========== ==========
Number of units outstanding*......................     2,507                   52,904      129,500      84,169    262,179
                                                    --------                 --------   ----------  ---------- ----------
Net asset value per unit outstanding*.............  $  21.35                 $  14.61   $    16.49  $    14.34 $    13.41
                                                    ========                 ========   ==========  ========== ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                     MONYEquity Master
------------------------------------------------------------------------------------------

                               Enterprise Accumulation Trust
------------------------------------------------------------------------------------------
              Small Company               International High Yield              Growth and
   Equity         Value       Managed        Growth        Bond       Growth      Income
 Subaccount    Subaccount    Subaccount    Subaccount   Subaccount  Subaccount  Subaccount
------------  ------------- ------------  ------------- ----------  ----------  ----------
   2,114,647     1,632,584     4,634,640     2,142,164   1,050,650     560,634     466,873
============   ===========  ============   ===========  ==========  ==========  ==========
$ 59,170,767   $40,437,699  $124,396,553   $14,236,509  $5,074,337  $3,193,854  $2,845,893
============   ===========  ============   ===========  ==========  ==========  ==========
$ 36,667,986   $31,982,313  $ 90,838,950   $ 9,275,571  $4,559,819  $2,920,904  $2,525,782
      15,633        12,361        48,280         3,451         900           0           0
      27,627        22,743        50,993         4,137       1,318           0           0
------------   -----------  ------------   -----------  ----------  ----------  ----------
  36,711,246    32,017,417    90,938,223     9,283,159   4,562,037   2,920,904   2,525,782
------------   -----------  ------------   -----------  ----------  ----------  ----------
      41,353        34,359        84,375         7,509       2,998       1,077         921
      15,633        12,361        48,280         3,451         900           0           0
------------   -----------  ------------   -----------  ----------  ----------  ----------
      56,986        46,720       132,655        10,960       3,898       1,077         921
------------   -----------  ------------   -----------  ----------  ----------  ----------
$ 36,654,260   $31,970,697  $ 90,805,568   $ 9,272,199  $4,558,139  $2,919,827  $2,524,861
============   ===========  ============   ===========  ==========  ==========  ==========
$ 37,724,725   $22,543,239  $ 77,311,028   $10,784,811  $4,060,343  $3,421,160  $2,891,346
  23,213,883    16,328,278    67,812,656     2,879,217   1,462,726       5,736       1,935
  (1,781,567)    1,554,566   (20,760,513)      569,109    (450,412)   (234,119)    (48,309)
 (22,502,781)   (8,455,386)  (33,557,603)   (4,960,938)   (514,518)   (272,950)   (320,111)
------------   -----------  ------------   -----------  ----------  ----------  ----------
$ 36,654,260   $31,970,697  $ 90,805,568   $ 9,272,199  $4,558,139  $2,919,827  $2,524,861
============   ===========  ============   ===========  ==========  ==========  ==========
   1,924,485     1,233,590     4,331,427       697,861     301,483     354,433     292,641
------------   -----------  ------------   -----------  ----------  ----------  ----------
$      19.05   $     25.92  $      20.96   $     13.29  $    15.12  $     8.24  $     8.63
============   ===========  ============   ===========  ==========  ==========  ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                                                        MONYEquity Master
                                                  ------------------------------------------------------------
                                                                  Enterprise Accumulation Trust
                                                   -----------------------------------------------------------
                                                     Capital                 Equity   Multi-Cap  Small Company
                                                   Appreciation  Balanced    Income     Growth      Growth
                                                    Subaccount  Subaccount Subaccount Subaccount  Subaccount
                                                   ------------ ---------- ---------- ---------- -------------
                     ASSETS
Shares held in respective Funds...................     307,420     8,255     18,086     11,301       15,287
                                                    ==========   =======    =======    =======     ========
Investments at cost...............................  $2,146,847   $39,323    $92,850    $94,825     $109,145
                                                    ==========   =======    =======    =======     ========
Investments in respective Funds, at net asset
  value...........................................  $1,749,222   $40,118    $90,791    $95,270     $120,306
Amount due from MONY America......................           0         0          0          0            0
Amount due from respective Funds..................           0         0          0          0            0
                                                    ----------   -------    -------    -------     --------
       Total assets...............................   1,749,222    40,118     90,791     95,270      120,306
                                                    ----------   -------    -------    -------     --------
                   LIABILITIES
Amount due to MONY America........................         639        14         32         34           43
Amount due to respective Funds....................           0         0          0          0            0
                                                    ----------   -------    -------    -------     --------
       Total liabilities..........................         639        14         32         34           43
                                                    ----------   -------    -------    -------     --------
Net assets........................................  $1,748,583   $40,104    $90,759    $95,236     $120,263
                                                    ==========   =======    =======    =======     ========
Net assets consist of:
  Contractholders' net payments...................  $2,202,140   $39,254    $93,060    $96,216     $108,979
  Undistributed net investment income (loss)......      63,633       103        459       (231)       1,297
  Accumulated net realized loss on investments....    (119,565)      (48)      (701)    (1,194)      (1,174)
  Net unrealized appreciation (depreciation) of
   investments....................................    (397,625)      795     (2,059)       445       11,161
                                                    ----------   -------    -------    -------     --------
Net assets........................................  $1,748,583   $40,104    $90,759    $95,236     $120,263
                                                    ==========   =======    =======    =======     ========
Number of units outstanding*......................     235,606     3,988     10,033     10,617       11,867
                                                    ----------   -------    -------    -------     --------
Net asset value per unit outstanding*.............  $     7.42   $ 10.06    $  9.05    $  8.97     $  10.13
                                                    ==========   =======    =======    =======     ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                          MONYEquity Master
----------------------------------------------------------------------------------------------------
                                                                     Fidelity Variable Insurance
 Enterprise Accumulation Trust                                             Products Funds
-------------------------------                                 ------------------------------------
                                  Dreyfus         Dreyfus                                  VIP III
 Mid-Cap   Worldwide   Emerging    Stock          Socially        VIP II       VIP         Growth
  Growth     Growth   Countries    Index     Responsible Growth Contrafund    Growth    Opportunities
Subaccount Subaccount Subaccount Subaccount      Subaccount     Subaccount  Subaccount   Subaccount
---------- ---------- ---------- ----------  ------------------ ----------  ----------  -------------
   25,033     2,232      22,267     116,971         1,475           91,494      73,024         785
 ========   =======    ========  ==========       =======       ==========  ==========     =======
 $189,569   $20,667    $192,423  $4,101,448       $41,067       $2,111,653  $3,255,015     $11,654
 ========   =======    ========  ==========       =======       ==========  ==========     =======
 $192,253   $19,910    $211,979  $3,434,271       $39,345       $1,835,374  $2,444,835     $11,856
        0         0           0           0             0                0           0           0
        0         0           0           0             0                0           0           0
 --------   -------    --------  ----------       -------       ----------  ----------     -------
  192,253    19,910     211,979   3,434,271        39,345        1,835,374   2,444,835      11,856
 --------   -------    --------  ----------       -------       ----------  ----------     -------
       70         7          76       1,263            15              669         905           3
        0         0           0           0             0                0           0           0
 --------   -------    --------  ----------       -------       ----------  ----------     -------
       70         7          76       1,263            15              669         905           3
 --------   -------    --------  ----------       -------       ----------  ----------     -------
 $192,183   $19,903    $211,903  $3,433,008       $39,330       $1,834,705  $2,443,930     $11,853
 ========   =======    ========  ==========       =======       ==========  ==========     =======
 $190,096   $20,860    $194,342  $4,201,367       $41,498       $2,171,477  $3,298,377     $11,738
     (174)      (63)       (511)     83,757           (92)          40,756     136,919         (23)
     (423)     (137)     (1,484)   (184,939)         (354)        (101,249)   (181,186)        (64)
    2,684      (757)     19,556    (667,177)       (1,722)        (276,279)   (810,180)        202
 --------   -------    --------  ----------       -------       ----------  ----------     -------
 $192,183   $19,903    $211,903  $3,433,008       $39,330       $1,834,705  $2,443,930     $11,853
 ========   =======    ========  ==========       =======       ==========  ==========     =======
   24,674     2,244      22,654     437,449         4,617          223,575     352,343       1,294
 --------   -------    --------  ----------       -------       ----------  ----------     -------
 $   7.79   $  8.87    $   9.35  $     7.85       $  8.52       $     8.21  $     6.94     $  9.16
 ========   =======    ========  ==========       =======       ==========  ==========     =======

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                                                             MONYEquity Master
                                                       ------------------------------------------------------------
                                                                     Janus Aspen Series
                                                       ----------------------------------------------
                                                       Aggressive              Capital    Worldwide
                                                         Growth    Balanced  Appreciation   Growth
                                                       Subaccount Subaccount  Subaccount  Subaccount      Total
                                                       ---------- ---------- ------------ -----------  ------------
                        ASSETS
Shares held in respective Funds.......................     6,759      5,485      169,695      126,979
                                                        ========   ========  ===========  ===========
Investments at cost...................................  $153,183   $125,178  $ 4,700,692  $ 4,864,545  $279,072,277
                                                        ========   ========  ===========  ===========  ============
Investments in respective Funds, at net asset value...  $148,552   $123,804  $ 3,516,090  $ 3,623,984  $204,103,093
Amount due from MONY America..........................         0          0            0            0        92,855
Amount due from respective Funds......................         0          0            0            0       110,383
                                                        --------   --------  -----------  -----------  ------------
       Total assets...................................   148,552    123,804    3,516,090    3,623,984   204,306,331
                                                        --------   --------  -----------  -----------  ------------
                     LIABILITIES
Amount due to MONY America............................        53         45        1,300        1,317       185,418
Amount due to respective Funds........................         0          0            0            0        92,855
                                                        --------   --------  -----------  -----------  ------------
       Total liabilities..............................        53         45        1,300        1,317       278,273
                                                        --------   --------  -----------  -----------  ------------
Net assets............................................  $148,499   $123,759  $ 3,514,790  $ 3,622,667  $204,028,058
                                                        ========   ========  ===========  ===========  ============
Net assets consist of:
  Contractholders' net payments.......................  $156,072   $124,359  $ 5,064,830  $ 5,403,786  $188,188,085
  Undistributed net investment income (loss)..........      (322)     1,697       44,964      188,856   113,714,273
  Accumulated net realized loss on investments........    (2,620)      (923)    (410,402)    (729,414)  (22,905,116)
  Net unrealized depreciation of investments..........    (4,631)    (1,374)  (1,184,602)  (1,240,561)  (74,969,184)
                                                        --------   --------  -----------  -----------  ------------
Net assets............................................  $148,499   $123,759  $ 3,514,790  $ 3,622,667  $204,028,058
                                                        ========   ========  ===========  ===========  ============
Number of units outstanding*..........................    18,896     12,732      554,001      585,745
                                                        ========   ========  ===========  ===========
Net asset value per unit outstanding*.................  $   7.86   $   9.72  $      6.34  $      6.18
                                                        ========   ========  ===========  ===========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001


                                                      Strategist
                               --------------------------------------------------------
                                                MONY Series Fund, Inc.
                               --------------------------------------------------------
                                 Equity     Equity   Intermediate Long Term
                                 Growth     Income    Term Bond      Bond    Diversified
                               Subaccount Subaccount  Subaccount  Subaccount Subaccount
                               ---------- ---------- ------------ ---------- -----------
Dividend income............... $       0  $  11,092    $ 7,347      $2,943    $  12,822
Distribution from net
  realized gains..............   454,837     64,538          0           0      298,039
Mortality and expense risk
  charges.....................    (6,057)    (3,817)      (816)       (339)      (6,811)
                               ---------  ---------    -------      ------    ---------
Net investment income.........   448,780     71,813      6,531       2,604      304,050
                               ---------  ---------    -------      ------    ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................   (19,379)      (193)       949         149      (25,016)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................  (659,196)  (150,969)     2,798         361     (482,236)
                               ---------  ---------    -------      ------    ---------
Net realized and unrealized
  gain (loss) on investments..  (678,575)  (151,162)     3,747         510     (507,252)
                               ---------  ---------    -------      ------    ---------
Net increase (decrease) in
  net assets resulting from
  operations.................. $(229,795) $ (79,349)   $10,278      $3,114    $(203,202)
                               =========  =========    =======      ======    =========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001



                                     Strategist                      MONYEquity Master
                               ----------------------  --------------------------------------------
                                  MONY
                                 Series
                               Fund, Inc.                         MONY Series Fund, Inc.
                               ----------              --------------------------------------------
                                 Money                 Intermediate Long Term  Government   Money
                                 Market                 Term Bond      Bond    Securities   Market
                               Subaccount    Total      Subaccount  Subaccount Subaccount Subaccount
                               ---------- -----------  ------------ ---------- ---------- ----------
Dividend income...............   $2,149   $    36,353    $39,051     $ 97,696   $48,403    $108,384
Distribution from net
  realized gains..............        0       817,414          0            0         0           0
Mortality and expense risk
  charges.....................     (341)      (18,181)    (6,281)     (15,705)   (8,499)    (22,054)
                                 ------   -----------    -------     --------   -------    --------
Net investment income (loss)..    1,808       835,586     32,770       81,991    39,904      86,330
                                 ------   -----------    -------     --------   -------    --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................        0       (43,490)    (2,477)      12,648     5,512           0
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................        0    (1,289,242)    24,176       (2,066)   13,862           0
                                 ------   -----------    -------     --------   -------    --------
Net realized and unrealized
  gain (loss) on investments..        0    (1,332,732)    21,699       10,582    19,374           0
                                 ------   -----------    -------     --------   -------    --------
Net increase (decrease) in
  net assets resulting from
  operations..................   $1,808   $  (497,146)   $54,469     $ 92,573   $59,278    $ 86,330
                                 ======   ===========    =======     ========   =======    ========

                      See notes to financial statements.

                                          MONYEquity Master
----------------------------------------------------------------------------------------------------
                                    Enterprise Accumulation Trust
----------------------------------------------------------------------------------------------------
              Small Company               International High Yield            Growth and   Capital
   Equity         Value       Managed        Growth        Bond      Growth     Income   Appreciation
 Subaccount    Subaccount    Subaccount    Subaccount   Subaccount Subaccount Subaccount  Subaccount
------------  ------------- ------------  ------------- ---------- ---------- ---------- ------------
$          0   $    78,415  $  2,034,998   $    67,635  $ 384,053  $  12,779  $  21,664   $  10,890
   6,516,362     7,935,810     4,869,095     1,047,641          0          0          0           0
    (280,842)     (232,948)     (710,956)      (76,826)   (32,534)   (20,266)   (17,371)    (12,010)
------------   -----------  ------------   -----------  ---------  ---------  ---------   ---------
   6,235,520     7,781,277     6,193,137     1,038,450    351,519     (7,487)     4,293      (1,120)
------------   -----------  ------------   -----------  ---------  ---------  ---------   ---------
  (5,904,882)     (779,487)  (17,641,880)     (565,419)  (161,320)  (219,632)   (49,721)   (118,939)
  (8,825,778)   (5,674,660)     (733,208)   (4,062,151)    11,116   (203,693)  (268,988)   (221,421)
------------   -----------  ------------   -----------  ---------  ---------  ---------   ---------
 (14,730,660)   (6,454,147)  (18,375,088)   (4,627,570)  (150,204)  (423,325)  (318,709)   (340,360)
------------   -----------  ------------   -----------  ---------  ---------  ---------   ---------
$ (8,495,140)  $ 1,327,130  $(12,181,951)  $(3,589,120) $ 201,315  $(430,812) $(314,416)  $(341,480)
============   ===========  ============   ===========  =========  =========  =========   =========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                                            MONYEquity Master
                               ---------------------------------------------------------------------------
                                                      Enterprise Accumulation Trust
                               ---------------------------------------------------------------------------

                                                                Multi-Cap    Small Company      Mid-Cap
                                  Balanced     Equity Income      Growth         Growth         Growth
                                 Subaccount     Subaccount      Subaccount     Subaccount     Subaccount
                               -------------- --------------- -------------- -------------- ---------------
                               For the period For the period  For the period For the period For the period
                               May 07, 2001** June 06, 2001** May 02, 2001** May 5, 2001**  June 12, 2001**
                                  through         through        through        through         through
                                December 31,   December 31,    December 31,   December 31,   December 31,
                                    2001           2001            2001           2001           2001
                               -------------- --------------- -------------- -------------- ---------------
Dividend income...............      $180          $   709        $     0        $     0         $    0
Distribution from net
  realized gains..............         0                0              0          1,512              0
Mortality and expense risk
  charges.....................       (77)            (250)          (231)          (215)          (174)
                                    ----          -------        -------        -------         ------
Net investment income (loss)..       103              459           (231)         1,297           (174)
                                    ----          -------        -------        -------         ------

Realized and unrealized gain
  (loss) on investments:
  Net realized loss on
   investments................       (48)            (701)        (1,194)        (1,174)          (423)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................       795           (2,059)           445         11,161          2,684
                                    ----          -------        -------        -------         ------
Net realized and unrealized
  gain (loss) on investments..       747           (2,760)          (749)         9,987          2,261
                                    ----          -------        -------        -------         ------
Net increase (decrease) in
  net assets resulting from
  operations..................      $850          $(2,301)       $  (980)       $11,284         $2,087
                                    ====          =======        =======        =======         ======

----------
** Commencement of operations

                      See notes to financial statements.

                                            MONYEquity Master
--------------------------------------------------------------------------------------------------------
Enterprise Accumulation Trust                                  Fidelity Variable Insurance Products Funds
-----------------------------                                  -----------------------------------------
                                 Dreyfus         Dreyfus
  Worldwide       Emerging        Stock          Socially         VIP II                  VIP III Growth
    Growth        Countries       Index     Responsible Growth  Contrafund    VIP Growth   Opportunities
  Subaccount     Subaccount     Subaccount      Subaccount      Subaccount    Subaccount    Subaccount
-------------- --------------- ------------ ------------------ ------------  ------------ ---------------
For the period For the period                 For the period                              For the period
May 25, 2001** June 08, 2001** For the year  June 08, 2001**   For the year  For the year June 12, 2001**
   through         through        ended          through          ended         ended         through
 December 31,   December 31,   December 31,    December 31,    December 31,  December 31,  December 31,
     2001           2001           2001            2001            2001          2001          2001
-------------- --------------- ------------ ------------------ ------------  ------------ ---------------
    $   0          $     0      $  35,028        $    22        $  11,995     $       0        $  0
        0                0         17,988              0           47,977       162,856           0
      (63)            (511)       (23,280)          (114)         (12,985)      (17,773)        (23)
    -----          -------      ---------        -------        ---------     ---------        ----
      (63)            (511)        29,736            (92)          46,987       145,083         (23)
    -----          -------      ---------        -------        ---------     ---------        ----

     (137)          (1,484)      (181,723)          (354)        (100,558)     (188,304)        (64)

     (757)          19,556       (295,886)        (1,722)        (186,008)     (435,811)        202
    -----          -------      ---------        -------        ---------     ---------        ----

     (894)          18,072       (477,609)        (2,076)        (286,566)     (624,115)        138
    -----          -------      ---------        -------        ---------     ---------        ----

    $(957)         $17,561      $(447,873)       $(2,168)       $(239,579)    $(479,032)       $115
    =====          =======      =========        =======        =========     =========        ====

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                                          MONYEquity Master
                                --------------------------------------------------------------------
                                                  Janus Aspen Series
                                ------------------------------------------------------
                                  Aggressive                    Capital     Worldwide
                                    Growth        Balanced    Appreciation    Growth
                                  Subaccount     Subaccount    Subaccount   Subaccount     Total
                                -------------- -------------- ------------ ------------ ------------
                                For the period For the period
                                May 04, 2001** May 15, 2001** For the year For the year For the year
                                   through        through        ended        ended        ended
                                 December 31,   December 31,  December 31, December 31, December 31,
                                     2001           2001          2001         2001         2001
                                -------------- -------------- ------------ ------------ ------------
Dividend income................    $     0        $ 2,027      $  46,221   $    18,728  $  3,018,878
Distribution from net
  realized gains...............          0              0              0             0    20,599,241
Mortality and expense risk
  charges......................       (322)          (330)       (26,981)      (27,873)   (1,547,494)
                                   -------        -------      ---------   -----------  ------------
Net investment income (loss)...       (322)         1,697         19,240        (9,145)   22,070,625
                                   -------        -------      ---------   -----------  ------------
Realized and unrealized loss
  on investments:
  Net realized loss on
   investments.................     (2,620)          (923)      (399,956)     (694,361)  (26,999,621)
  Net change in unrealized
   depreciation of investments.     (4,631)        (1,374)      (565,108)     (362,689)  (21,764,013)
                                   -------        -------      ---------   -----------  ------------
Net realized and unrealized
  loss on investments..........     (7,251)        (2,297)      (965,064)   (1,057,050)  (48,763,634)
                                   -------        -------      ---------   -----------  ------------
Net decrease in net assets
  resulting from operations....    $(7,573)       $  (600)     $(945,824)  $(1,066,195) $(26,693,009)
                                   =======        =======      =========   ===========  ============

----------
** Commencement of operations

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                                                           Strategist
                                                ---------------------------------------------------------------
                                                                     MONY Series Fund, Inc.
                                                ---------------------------------------------------------------
                                                        Equity                 Equity           Intermediate
                                                        Growth                 Income             Term Bond
                                                      Subaccount             Subaccount          Subaccount
                                                ----------------------  -------------------  ------------------
                                                   2001        2000       2001       2000      2001      2000
                                                ----------  ----------  ---------  --------  --------  --------
From operations:
 Net investment income.........................   $448,780  $  278,873  $  71,813  $110,293  $  6,531  $  7,821
 Net realized gain (loss) on investments.......   (19,379)      62,141       (193)   17,362       949       984
 Net change in unrealized appreciation
   (depreciation) of investments...............  (659,196)    (456,196)  (150,969)  (95,270)    2,798       855
                                                ----------  ----------  ---------  --------  --------  --------
Net increase (decrease) in net assets resulting
 from operations...............................   (229,795)   (115,182)   (79,349)   32,385    10,278     9,660
                                                ----------  ----------  ---------  --------  --------  --------
From unit transactions:
 Net proceeds from the issuance of units.......     45,184      87,459     25,510    23,251     9,476    10,070
 Net asset value of units redeemed or used to
   meet contract obligations...................   (83,067)    (116,460)   (62,587)  (97,890)  (24,440)  (25,050)
                                                ----------  ----------  ---------  --------  --------  --------
Net decrease from unit transactions............    (37,883)    (29,001)   (37,077)  (74,639)  (14,964)  (14,980)
                                                ----------  ----------  ---------  --------  --------  --------
Net decrease in net assets.....................   (267,678)   (144,183)  (116,426)  (42,254)   (4,686)   (5,320)
Net assets beginning of year...................  1,179,012   1,323,195    714,036   756,290   137,371   142,691
                                                ----------  ----------  ---------  --------  --------  --------
Net assets end of year*........................ $  911,334  $1,179,012  $ 597,610  $714,036  $132,685  $137,371
                                                ==========  ==========  =========  ========  ========  ========
Unit transactions:
Units outstanding beginning of year............     13,765      14,055      9,808    10,955     5,102     5,687
Units issued during the year...................        593         961        383       344       339       404
Units redeemed during the year.................     (1,091)     (1,251)      (912)   (1,491)     (872)     (989)
                                                ----------  ----------  ---------  --------  --------  --------
Units outstanding end of year..................     13,267      13,765      9,279     9,808     4,569     5,102
                                                ==========  ==========  =========  ========  ========  ========
----------
*  Includes undistributed net investment income
   of:                                          $1,108,519  $  659,739  $ 757,843  $686,030  $191,481  $184,950
                                                ==========  ==========  =========  ========  ========  ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                                                                    Strategist
                                             ---------------------------------------------------------------
                                                                 MONY Series Fund, Inc.
                                             --------------------------------------------------------------
                                                  Long Term                                     Money
                                                    Bond               Diversified             Market
                                                 Subaccount            Subaccount            Subaccount
                                             ------------------  ----------------------  ------------------
                                               2001      2000       2001        2000       2001      2000
                                             --------  --------  ----------  ----------  --------  --------
From operations:
 Net investment income...................... $  2,604  $  3,728  $  304,050  $  238,838  $  1,808  $  3,126
 Net realized gain (loss) on investments....      149      (562)    (25,016)     51,448         0         0
 Net change in unrealized appreciation
   (depreciation) of investments............      361     4,426    (482,236)   (388,928)        0         0
                                             --------  --------  ----------  ----------  --------  --------
Net increase (decrease) in net assets
 resulting from operations..................    3,114     7,592    (203,202)    (98,642)    1,808     3,126
                                             --------  --------  ----------  ----------  --------  --------
From unit transactions:
 Net proceeds from the issuance of units....    4,077     3,382      63,089      68,495     6,856    11,536
 Net asset value of units redeemed or used
   to meet contract obligations.............   (7,311)  (12,960)    (90,216)   (163,534)  (15,608)  (15,285)
                                             --------  --------  ----------  ----------  --------  --------
Net increase (decrease) from unit
 transactions...............................   (3,234)   (9,578)    (27,127)    (95,039)   (8,752)   (3,749)
                                             --------  --------  ----------  ----------  --------  --------
Net increase (decrease) in net assets.......     (120)   (1,986)   (230,329)   (193,681)   (6,944)     (623)
Net assets beginning of year................   56,059    58,045   1,285,205   1,478,886    60,474    61,097
                                             --------  --------  ----------  ----------  --------  --------
Net assets end of year*..................... $ 55,939  $ 56,059  $1,054,876  $1,285,205  $ 53,530  $ 60,474
                                             ========  ========  ==========  ==========  ========  ========
Unit transactions:
Units outstanding beginning of year.........    1,583     1,884      22,078      23,596     2,923     3,115
Units issued during the year................      112       104       1,204       1,124       325       571
Units redeemed during the year..............     (200)     (405)     (1,727)     (2,642)     (741)     (763)
                                             --------  --------  ----------  ----------  --------  --------
Units outstanding end of year...............    1,495     1,583      21,555      22,078     2,507     2,923
                                             ========  ========  ==========  ==========  ========  ========
----------
*  Includes undistributed net investment
   income of:                                $113,173  $110,569  $1,486,082  $1,182,032  $ 88,183  $ 86,375
                                             ========  ========  ==========  ==========  ========  ========






                                                      Total
                                             -----------------------
                                                2001         2000
                                             -----------  ----------
From operations:
 Net investment income...................... $   835,586  $  642,679
 Net realized gain (loss) on investments....     (43,490)    131,373
 Net change in unrealized appreciation
   (depreciation) of investments............  (1,289,242)   (935,113)
                                             -----------  ----------
Net increase (decrease) in net assets
 resulting from operations..................    (497,146)   (161,061)
                                             -----------  ----------
From unit transactions:
 Net proceeds from the issuance of units....     154,192     204,193
 Net asset value of units redeemed or used
   to meet contract obligations.............    (283,229)   (431,179)
                                             -----------  ----------
Net increase (decrease) from unit
 transactions...............................    (129,037)   (226,986)
                                             -----------  ----------
Net increase (decrease) in net assets.......    (626,183)   (388,047)
Net assets beginning of year................   3,432,157   3,820,204
                                             -----------  ----------
Net assets end of year*..................... $ 2,805,974  $3,432,157
                                             ===========  ==========
Unit transactions:
Units outstanding beginning of year.........
Units issued during the year................
Units redeemed during the year..............

Units outstanding end of year...............

----------
*  Includes undistributed net investment
   income of:                                $ 3,745,281  $2,909,695
                                             ===========  ==========

                      See notes to financial statements.

                                      MONYEquity Master
---------------------------------------------------------------------------------------------
                                    MONY Series Fund, Inc.
---------------------------------------------------------------------------------------------
  Intermediate Term          Long Term              Government                 Money
        Bond                   Bond                 Securities                Market
     Subaccount             Subaccount              Subaccount              Subaccount
--------------------  ----------------------  ---------------------  ------------------------
  2001       2000        2001        2000        2001       2000        2001         2000
---------  ---------  ----------  ----------  ----------  ---------  -----------  -----------
$  32,770  $  38,598  $   81,991  $  101,459  $   39,904  $  43,374  $    86,330  $   191,190
   (2,477)   (14,832)     12,648     (87,265)      5,512     (3,035)           0            0
   24,176     27,415      (2,066)    217,746      13,862     38,692            0            0
---------  ---------  ----------  ----------  ----------  ---------  -----------  -----------
   54,469     51,181      92,573     231,940      59,278     79,031       86,330      191,190
---------  ---------  ----------  ----------  ----------  ---------  -----------  -----------
  616,463    193,043   1,119,177     568,073     583,037    257,654    2,344,611    1,294,145
 (683,658)  (238,157)   (877,019)   (578,996)   (427,214)  (318,064)  (1,755,199)  (5,090,099)
---------  ---------  ----------  ----------  ----------  ---------  -----------  -----------
  (67,195)   (45,114)    242,158     (10,923)    155,823    (60,410)     589,412   (3,795,954)
---------  ---------  ----------  ----------  ----------  ---------  -----------  -----------
  (12,726)     6,067     334,731     221,017     215,101     18,621      675,742   (3,604,764)
  785,449    779,382   1,801,107   1,580,090     992,215    973,594    2,839,413    6,444,177
---------  ---------  ----------  ----------  ----------  ---------  -----------  -----------
$ 772,723  $ 785,449  $2,135,838  $1,801,107  $1,207,316  $ 992,215  $ 3,515,155  $ 2,839,413
=========  =========  ==========  ==========  ==========  =========  ===========  ===========
   57,926     61,590     115,225     116,016      73,181     78,201      218,192      521,637
   43,667     14,941      69,220      39,711      41,631     20,111      177,298      101,728
  (48,689)   (18,605)    (54,945)    (40,502)    (30,643)   (25,131)    (133,311)    (405,173)
---------  ---------  ----------  ----------  ----------  ---------  -----------  -----------
   52,904     57,926     129,500     115,225      84,169     73,181      262,179      218,192
=========  =========  ==========  ==========  ==========  =========  ===========  ===========

$ 122,024  $  89,254  $  355,645  $  273,654  $  131,518  $  91,614  $   839,630  $   753,300
=========  =========  ==========  ==========  ==========  =========  ===========  ===========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                              MONYEquity Master
                               -------------------------------------------------------------------------------
                                                        Enterprise Accumulation Trust
                               -------------------------------------------------------------------------------
                                                                Small Company
                                         Equity                     Value                     Managed
                                       Subaccount                Subaccount                 Subaccount
                               -------------------------  ------------------------  --------------------------

                                 For the      For the       For the      For the      For the       For the
                                year ended   year ended    year ended   year ended   year ended    year ended
                               December 31, December 31,  December 31, December 31, December 31,  December 31,
                                   2001         2000          2001         2000         2001          2000
                               ------------ ------------  ------------ ------------ ------------  ------------
From operations:
 Net investment income (loss). $ 6,235,520  $ 12,349,729  $ 7,781,277  $ 5,355,062  $  6,193,137  $ 34,527,172
 Net realized gain (loss) on
   investments................  (5,904,882)    1,063,605     (779,487)     537,360   (17,641,880)  (12,834,329)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................  (8,825,778)  (16,165,777)  (5,674,660)  (5,340,803)     (733,208)  (21,071,846)
                               -----------  ------------  -----------  -----------  ------------  ------------
Net increase (decrease) in
 net assets resulting from
 operations...................  (8,495,140)   (2,752,443)   1,327,130      551,619   (12,181,951)      620,997
                               -----------  ------------  -----------  -----------  ------------  ------------
From unit transactions:
 Net proceeds from the
   issuance of units..........   9,120,670    15,842,887    6,225,860    9,299,035    18,104,797    24,790,165
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (7,516,644)  (12,496,872)  (5,338,349)  (7,796,451)  (18,051,765)  (35,903,892)
                               -----------  ------------  -----------  -----------  ------------  ------------
Net increase (decrease) from
 unit transactions............   1,604,026     3,346,015      887,511    1,502,584        53,032   (11,113,727)
                               -----------  ------------  -----------  -----------  ------------  ------------
Net increase (decrease) in
 net assets...................  (6,891,114)      593,572    2,214,641    2,054,203   (12,128,919)  (10,492,730)
Net assets beginning of period  43,545,374    42,951,802   29,756,056   27,701,853   102,934,487   113,427,217
                               -----------  ------------  -----------  -----------  ------------  ------------
Net assets end of period*..... $36,654,260  $ 43,545,374  $31,970,697  $29,756,056  $ 90,805,568  $102,934,487
                               ===========  ============  ===========  ===========  ============  ============
Unit transactions:
Units outstanding beginning
 of period....................   1,841,869     1,709,190    1,198,930    1,135,497     4,328,542     4,803,230
Units issued during the period     469,871       581,314      246,311      381,367       838,678     1,077,541
Units redeemed during the
 period.......................    (387,255)     (448,635)    (211,651)    (317,934)     (835,793)   (1,552,229)
                               -----------  ------------  -----------  -----------  ------------  ------------
Units outstanding end of
 period.......................   1,924,485     1,841,869    1,233,590    1,198,930     4,331,427     4,328,542
                               ===========  ============  ===========  ===========  ============  ============
----------
*  Includes undistributed net
   investment income (loss)
   of:                         $23,213,883  $ 16,978,363  $16,328,278  $ 8,547,001  $ 67,812,656  $ 61,619,519
                               ===========  ============  ===========  ===========  ============  ============

** Commencement of operations

                      See notes to financial statements.

                                             MONYEquity Master
----------------------------------------------------------------------------------------------------------
                                       Enterprise Accumulation Trust
----------------------------------------------------------------------------------------------------------
      International              High Yield                                             Growth and
         Growth                     Bond                      Growth                      Income
       Subaccount                Subaccount                 Subaccount                  Subaccount
------------------------  ------------------------  --------------------------  --------------------------
                                                                 For the period              For the period
  For the      For the      For the      For the      For the    May 02, 2000**   For the    May 03, 2000**
 year ended   year ended   year ended   year ended   year ended     through      year ended     through
December 31, December 31, December 31, December 31, December 31,  December 31,  December 31,  December 31,
    2001         2000         2001         2000         2001          2000          2001          2000
------------ ------------ ------------ ------------ ------------ -------------- ------------ --------------
$ 1,038,450  $ 1,186,996   $  351,519  $   356,375   $   (7,487)   $   13,223    $    4,293    $   (2,358)
   (565,419)     684,180     (161,320)    (239,852)    (219,632)      (14,487)      (49,721)        1,412
 (4,062,151)  (4,599,567)      11,116     (247,425)    (203,693)      (69,257)     (268,988)      (51,123)
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
 (3,589,120)  (2,728,391)     201,315     (130,902)    (430,812)      (70,521)     (314,416)      (52,069)
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
  2,492,352    5,052,941    1,225,691    1,151,968    1,276,711     3,117,826     1,146,214     2,184,853
 (2,356,358)  (3,526,808)    (802,842)  (1,219,321)    (834,101)     (139,276)     (340,977)      (98,744)
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
    135,994    1,526,133      422,849      (67,353)     442,610     2,978,550       805,237     2,086,109
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
 (3,453,126)  (1,202,258)     624,164     (198,255)      11,798     2,908,029       490,821     2,034,040
 12,725,325   13,927,583    3,933,975    4,132,230    2,908,029             0     2,034,040             0
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
$ 9,272,199  $12,725,325   $4,558,139  $ 3,933,975   $2,919,827    $2,908,029    $2,524,861    $2,034,040
===========  ===========   ==========  ===========   ==========    ==========    ==========    ==========
    685,895      616,656      273,467      277,914      306,296             0       206,162             0
    170,269      246,790       81,541       78,252      152,167       321,154       124,767       215,920
   (158,303)    (177,551)     (53,525)     (82,699)    (104,030)      (14,858)      (38,288)       (9,758)
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
    697,861      685,895      301,483      273,467      354,433       306,296       292,641       206,162
===========  ===========   ==========  ===========   ==========    ==========    ==========    ==========

$ 2,879,217  $ 1,840,767   $1,462,726  $ 1,111,207   $    5,736    $   13,223    $    1,935    $   (2,358)
===========  ===========   ==========  ===========   ==========    ==========    ==========    ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                                  MONYEquity Master
                               ---------------------------------------------------------------------------------------
                                                            Enterprise Accumulation Trust
                               ---------------------------------------------------------------------------------------
                                         Capital                                            Multi-Cap    Small Company
                                      Appreciation            Balanced     Equity Income      Growth         Growth
                                       Subaccount            Subaccount     Subaccount      Subaccount     Subaccount
                               --------------------------  -------------- --------------- -------------- --------------
                                            For the period For the period For the period  For the period For the period
                               For the year May 03, 2000** May 07, 2001** June 06, 2001** May 02, 2001** May 5, 2001**
                                  ended        through        through         through        through        through
                               December 31,  December 31,   December 31,   December 31,    December 31,   December 31,
                                   2001          2000           2001           2001            2001           2001
                               ------------ -------------- -------------- --------------- -------------- --------------
From operations:
 Net investment income (loss).  $   (1,120)   $   64,753      $   103         $   459        $   (231)      $  1,297
 Net realized loss
   on investments.............    (118,939)         (626)         (48)           (701)         (1,194)        (1,174)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................    (221,421)     (176,204)         795          (2,059)            445         11,161
                                ----------    ----------      -------         -------        --------       --------
Net increase (decrease) in
 net assets resulting from
 operations...................    (341,480)     (112,077)         850          (2,301)           (980)        11,284
                                ----------    ----------      -------         -------        --------       --------
From unit transactions:
 Net proceeds from the
   issuance of units..........     765,167     1,865,727       40,168          98,517         125,451        113,784
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (333,295)      (95,459)        (914)         (5,457)        (29,235)        (4,805)
                                ----------    ----------      -------         -------        --------       --------
Net increase from unit
 transactions.................     431,872     1,770,268       39,254          93,060          96,216        108,979
                                ----------    ----------      -------         -------        --------       --------
Net increase in net assets....      90,392     1,658,191       40,104          90,759          95,236        120,263
Net assets beginning of period   1,658,191             0            0               0               0              0
                                ----------    ----------      -------         -------        --------       --------
Net assets end of period*.....  $1,748,583    $1,658,191      $40,104         $90,759        $ 95,236       $120,263
                                ==========    ==========      =======         =======        ========       ========
Unit transactions:
Units outstanding beginning
 of period....................     179,274             0            0               0               0              0
Units issued during the period      99,878       189,063        4,081          10,644          13,659         12,390
Units redeemed during the
 period.......................     (43,546)       (9,789)         (93)           (611)         (3,042)          (523)
                                ----------    ----------      -------         -------        --------       --------
Units outstanding end of
 period.......................     235,606       179,274        3,988          10,033          10,617         11,867
                                ==========    ==========      =======         =======        ========       ========
----------
*  Includes undistributed net
   investment income (loss)
   of:                          $   63,633    $   64,753      $   103         $   459        $   (231)      $  1,297
                                ==========    ==========      =======         =======        ========       ========

** Commencement of operations

                      See notes to financial statements.

                                                   MONYEquity Master
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  Fidelity Variable
        Enterprise Accumulation Trust                                                         Insurance Products Funds
---------------------------------------------                                                --------------------------
    Mid-Cap       Worldwide       Emerging               Dreyfus           Dreyfus Socially            VIP II
    Growth          Growth        Countries            Stock Index            Responsible            Contrafund
  Subaccount      Subaccount     Subaccount            Subaccount          Growth Subaccount         Subaccount
--------------- -------------- --------------- --------------------------  ----------------- --------------------------
For the period  For the period For the period               For the period  For the period                For the period
June 12, 2001** May 25, 2001** June 08, 2001** For the year May 02, 2000**  June 08, 2001**  For the year May 03, 2000**
    through        through         through        ended        through          through         ended        through
 December 31,    December 31,   December 31,   December 31,  December 31,    December 31,    December 31,  December 31,
     2001            2001           2001           2001          2000            2001            2001          2000
--------------- -------------- --------------- ------------ -------------- ----------------- ------------ --------------
   $   (174)       $   (63)       $   (511)     $   29,736    $   54,021        $   (92)      $   46,987    $   (6,231)
       (423)          (137)         (1,484)       (181,723)       (3,216)          (354)        (100,558)         (691)
      2,684           (757)         19,556        (295,886)     (371,291)        (1,722)        (186,008)      (90,271)
   --------        -------        --------      ----------    ----------        -------       ----------    ----------
      2,087           (957)         17,561        (447,873)     (320,486)        (2,168)        (239,579)      (97,193)
   --------        -------        --------      ----------    ----------        -------       ----------    ----------
    191,447         21,707         208,603       1,420,108     3,556,359         43,186          687,616     2,014,867
     (1,351)          (847)        (14,261)       (644,848)     (130,252)        (1,688)        (442,654)      (88,352)
   --------        -------        --------      ----------    ----------        -------       ----------    ----------
    190,096         20,860         194,342         775,260     3,426,107         41,498          244,962     1,926,515
   --------        -------        --------      ----------    ----------        -------       ----------    ----------
    192,183         19,903         211,903         327,387         3,106         39,330            5,383     1,829,322
          0              0               0       3,105,621             0              0        1,829,322             0
   --------        -------        --------      ----------    ----------        -------       ----------    ----------
   $192,183        $19,903        $211,903      $3,433,008    $3,105,621        $39,330       $1,834,705    $1,829,322
   ========        =======        ========      ==========    ==========        =======       ==========    ==========
          0              0               0         344,819             0              0          193,843             0
     24,855          2,340          24,354         172,477       358,347          4,816           81,780       202,874
       (181)           (96)         (1,700)        (79,847)      (13,528)          (199)         (52,048)       (9,031)
   --------        -------        --------      ----------    ----------        -------       ----------    ----------
     24,674          2,244          22,654         437,449       344,819          4,617          223,575       193,843
   ========        =======        ========      ==========    ==========        =======       ==========    ==========

   $   (174)       $   (63)       $   (511)     $   83,757    $   54,021        $   (92)      $   40,756    $   (6,231)
   ========        =======        ========      ==========    ==========        =======       ==========    ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                             MONYEquity Master
                                                ------------------------------------------
                                                Fidelity Variable Insurance Products Funds
                                                ------------------------------------------
                                                                                VIP III
                                                            VIP                 Growth
                                                          Growth             Opportunities
                                                        Subaccount            Subaccount
                                                --------------------------  ---------------
                                                             For the period For the period
                                                  For the    May 02, 2000** June 12, 2001**
                                                 year ended     through         through
                                                December 31,  December 31,   December 31,
                                                    2001          2000           2001
                                                ------------ -------------- ---------------
From operations:
 Net investment income (loss)..................  $  145,083    $   (8,164)      $   (23)
 Net realized gain (loss) on investments.......    (188,304)        7,118           (64)
 Net change in unrealized appreciation
   (depreciation) of investments...............    (435,811)     (374,369)          202
                                                 ----------    ----------       -------
Net increase (decrease) in net assets resulting
 from operations...............................    (479,032)     (375,415)          115
                                                 ----------    ----------       -------
From unit transactions:
 Net proceeds from the issuance of units.......     845,967     2,978,923        12,101
 Net asset value of units redeemed or used to
   meet contract obligations...................    (410,619)     (115,894)         (363)
                                                 ----------    ----------       -------
Net increase from unit transactions............     435,348     2,863,029        11,738
                                                 ----------    ----------       -------
Net increase (decrease) in net assets..........     (43,684)    2,487,614        11,853
Net assets beginning of period.................   2,487,614             0             0
                                                 ----------    ----------       -------
Net assets end of period*......................  $2,443,930    $2,487,614       $11,853
                                                 ==========    ==========       =======
Unit transactions:
Units outstanding beginning of period..........     292,731             0             0
Units issued during the period.................     115,727       304,936         1,335
Units redeemed during the period...............     (56,115)      (12,205)          (41)
                                                 ----------    ----------       -------
Units outstanding end of period................     352,343       292,731         1,294
                                                 ==========    ==========       =======
----------
*  Includes undistributed net investment income
   (loss) of:                                    $  136,919    $   (8,164)      $   (23)
                                                 ==========    ==========       =======

** Commencement of operations

                      See notes to financial statements.

                                                MONYEquity Master
----------------------------------------------------------------------------------------------------------------
                                 Janus Aspen Series
------------------------------------------------------------------------------------
  Aggressive                            Capital                    Worldwide
    Growth        Balanced           Appreciation                   Growth
  Subaccount     Subaccount           Subaccount                  Subaccount                     Total
-------------- -------------- --------------------------  --------------------------  --------------------------
For the period For the period              For the period              For the period
May 04, 2001** May 15, 2001** For the year May 03, 2000**   For the    May 02, 2000** For the year  For the year
   through        through        ended        through      year ended     through        ended         ended
 December 31,   December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
     2001           2001          2001          2000          2001          2000          2001          2000
-------------- -------------- ------------ -------------- ------------ -------------- ------------  ------------
   $   (322)      $  1,697     $   19,240    $   25,724   $    (9,145)   $  198,001   $ 22,070,625  $ 54,488,924
     (2,620)          (923)      (399,956)      (10,446)     (694,361)      (35,053)   (26,999,621)  (10,950,157)
     (4,631)        (1,374)      (565,108)     (619,494)     (362,689)     (877,872)   (21,764,013)  (49,771,446)
   --------       --------     ----------    ----------   -----------    ----------   ------------  ------------
     (7,573)          (600)      (945,824)     (604,216)   (1,066,195)     (714,924)   (26,693,009)   (6,232,679)
   --------       --------     ----------    ----------   -----------    ----------   ------------  ------------
    172,663        135,693      1,605,463     4,552,775     1,744,184     5,001,735     52,487,408    83,722,976
    (16,591)       (11,334)      (835,613)     (257,795)   (1,097,526)     (244,607)   (42,835,527)  (68,339,039)
   --------       --------     ----------    ----------   -----------    ----------   ------------  ------------
    156,072        124,359        769,850     4,294,980       646,658     4,757,128      9,651,881    15,383,937
   --------       --------     ----------    ----------   -----------    ----------   ------------  ------------
    148,499        123,759       (175,974)    3,690,764      (419,537)    4,042,204    (17,041,128)    9,151,258
          0              0      3,690,764             0     4,042,204             0    221,069,186   211,917,928
   --------       --------     ----------    ----------   -----------    ----------   ------------  ------------
   $148,499       $123,759     $3,514,790    $3,690,764   $ 3,622,667    $4,042,204   $204,028,058  $221,069,186
   ========       ========     ==========    ==========   ===========    ==========   ============  ============
          0              0        452,008             0       502,843             0
     20,826         13,920        228,081       479,644       249,907       529,466
     (1,930)        (1,188)      (126,088)      (27,636)     (167,005)      (26,623)
   --------       --------     ----------    ----------   -----------    ----------
     18,896         12,732        554,001       452,008       585,745       502,843
   ========       ========     ==========    ==========   ===========    ==========

   $   (322)      $  1,697     $   44,964    $   25,724   $   188,856    $  198,001   $113,714,273  $ 91,643,648
   ========       ========     ==========    ==========   ===========    ==========   ============  ============

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS



1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist) and Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related to the Variable Life (Strategist) and Variable Universal Life (MONYEquity Master) insurance policies is presented here.

   There are currently six Strategist Subaccounts and twenty-eight MONYEquity Master Subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The subaccounts of Strategist commenced operations in 1985 and the subaccounts of MONYEquity Master commenced operations in 1995 through 2001. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Strategist and MONYEquity Master Subaccounts for the period ended December 31, 2001 aggregated $27,773,413.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.60% (for each of the Strategist Subaccounts) and 0.75% (for each of the MONYEquity Master Subaccounts) of the average daily net assets of the respective subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended December 31, 2001, MONY America received $21,031 in aggregate from certain Funds in connection with Strategist and MONYEquity Master subaccounts.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended December 31, 2001 were as follows:

                                                  Cost of Shares
                                                     Acquired     Proceeds
                                                    (Excludes    from Shares
   Strategist Subaccounts                         Reinvestments)  Redeemed
   ----------------------                         -------------- -----------
   MONY Series Fund, Inc.
   Equity Growth Portfolio.......................  $    46,578   $    90,517
   Equity Income Portfolio.......................       27,862        68,741
   Intermediate Term Bond Portfolio..............       10,725        26,497
   Long Term Bond Portfolio......................        4,077         7,646
   Diversified Portfolio.........................       64,671        98,594
   Money Market Portfolio........................        7,450        16,542

   MONYEquity Master Subaccounts
   -----------------------------
   MONY Series Fund, Inc.
   Intermediate Term Bond Portfolio..............      623,771       697,189
   Long Term Bond Portfolio......................    1,151,574       924,856
   Government Securities Portfolio...............      593,450       445,964
   Money Market Portfolio........................    2,585,670     2,017,864
   Enterprise Accumulation Trust
   Equity Portfolio..............................    9,347,608     8,023,124
   Small Company Value Portfolio.................    6,361,831     5,703,967
   Managed Portfolio.............................   18,600,336    19,253,934
   International Growth Portfolio................    2,595,668     2,536,709
   High Yield Bond Portfolio.....................    1,273,280       882,418
   Growth Portfolio..............................    1,323,165       900,552
   Growth and Income Portfolio...................    1,162,562       374,349
   Capital Appreciation Portfolio................      801,945       381,906
   Balanced Portfolio............................       50,553        11,362
   Equity Income Portfolio.......................      100,059         7,217
   Multi-Cap Growth Portfolio....................      127,030        31,011
   Small Company Growth Portfolio................      116,226         7,419
   Mid-Cap Growth Portfolio......................      191,540         1,548
   Worldwide Growth Portfolio....................       22,015         1,211
   Emerging Countries Portfolio..................      208,470        14,563
   Dreyfus
   Dreyfus Stock Index Fund......................    1,436,711       684,350
   Dreyfus Socially Responsible Growth Fund, Inc.       45,662         4,263

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)

      4. Investment Transactions: (continued)
                                                Cost of Shares
                                                   Acquired     Proceeds
                                                  (Excludes    from Shares
      MONYEquity Master Subaccounts             Reinvestments)  Redeemed
      -----------------------------             -------------- -----------
      FidelityVariable Insurance Products Funds
      VIP II Contrafund Portfolio..............   $  710,759   $  478,626
      VIP Growth Portfolio.....................      865,604      447,831
      VIP III Growth Opportunities Portfolio...       12,211          493
      Janus Aspen Series
      Aggressive Growth Portfolio..............      172,479       16,676
      Balanced Portfolio.......................      140,858       16,784
      Capital Appreciation Portfolio...........    1,659,284      916,172
      Worldwide Growth Portfolio...............    1,787,343    1,168,401

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2001:

                                                         At December 31, 2001       For the period ended December 31, 2001
                                                   -------------------------------- ------------------------------------
                                                                                    Investment
                                                                         Net Assets   Income                       Total
Strategist Subaccounts                               Units   Unit Values   (000s)     Ratio*     Expense Ratio** Return***
----------------------                             --------- ----------- ---------- ----------   --------------- ---------
MONY Series Fund, Inc.
Equity Growth Subaccount..........................    13,267   $68.69     $   911      0.00%          0.60%       (19.81)%
Equity Income Subaccount..........................     9,279    64.41         598      1.74           0.60        (11.52)
Intermediate Term Bond Subaccount.................     4,569    29.04         133      5.40           0.60          7.88
Long Term Bond Subaccount.........................     1,495    37.42          56      5.21           0.60          5.68
Diversified Subaccount............................    21,555    48.94       1,055      1.13           0.60        (15.93)
Money Market Subaccount...........................     2,507    21.35          54      3.78           0.60          3.19

MONYEquity Master Subaccounts
-----------------------------
MONY Series Fund, Inc.
Intermediate Term Bond Subaccount.................    52,904    14.61         773      4.66           0.75          7.74
Long Term Bond Subaccount.........................   129,500    16.49       2,136      4.67           0.75          5.50
Government Securities Subaccount..................    84,169    14.34       1,207      4.27           0.75          5.75
Money Market Subaccount...........................   262,179    13.41       3,515      3.69           0.75          3.07
Enterprise Accumulation Trust
Equity Subaccount................................. 1,924,485    19.05      36,654      0.00           0.75        (19.42)
Small Company Value Subaccount.................... 1,233,590    25.92      31,971      0.25           0.75          4.43
Managed Subaccount................................ 4,331,427    20.96      90,806      2.15           0.75        (11.86)
International Growth Subaccount...................   697,861    13.29       9,272      0.66           0.75        (28.36)
High Yield Bond Subaccount........................   301,483    15.12       4,558      8.85           0.75          5.07
Growth Subaccount.................................   354,433     8.24       2,920      0.47           0.75        (13.17)
Growth and Income Subaccount......................   292,641     8.63       2,525      0.94           0.75        (12.56)
Capital Appreciation Subaccount...................   235,606     7.42       1,749      0.68           0.75        (19.78)
Balanced Subaccount (1)...........................     3,988    10.06          40      1.75(/\)       0.75(/\)     (0.60)
Equity Income Subaccount (2)......................    10,033     9.05          91      2.13(/\)       0.75(/\)     (9.50)
Multi-Cap Growth Subaccount (3)...................    10,617     8.97          95      0.00(/\)       0.75(/\)    (10.30)
Small Company Growth Subaccount (4)...............    11,867    10.13         120      0.00(/\)       0.75(/\)      1.30
Mid-Cap Growth Subaccount (5).....................    24,674     7.79         192      0.00(/\)       0.75(/\)    (22.10)
Worldwide Growth Subaccount (6)...................     2,244     8.87          20      0.00(/\)       0.75(/\)    (11.30)
Emerging Countries Subaccount (7).................    22,654     9.35         212      0.00(/\)       0.75(/\)     (6.50)
Dreyfus
Dreyfus Stock Index Subaccount....................   437,449     7.85       3,433      1.13           0.75        (12.87)
Dreyfus Socially Responsible Growth Subaccount (7)     4,617     8.52          39      0.14(/\)       0.75(/\)    (14.80)
Fidelity Variable Insurance Products Funds
VIP II Contrafund Subaccount......................   223,575     8.21       1,835      0.69           0.75        (13.03)
VIP Growth Subaccount.............................   352,343     6.94       2,444      0.00           0.75        (18.35)
VIP III Growth Opportunities Subaccount (5).......     1,294     9.16          12      0.00(/\)       0.75(/\)     (8.40)

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

                                      At December 31, 2001      For the period ended December 31, 2001
                                 ------------------------------ -----------------------------------
                                                                Investment
                                                     Net Assets   Income                       Total
MONYEquity Master Subaccounts     Units  Unit Values   (000s)     Ratio*     Expense Ratio** Return***
-----------------------------    ------- ----------- ---------- ----------   --------------- ---------
Janus Aspen Series
Aggressive Growth Subaccount (8)  18,896    $7.86      $  148      0.00%(/\)      0.75%(/\)   (21.40)%
Balanced Subaccount (9).........  12,732     9.72         124      4.61(/\)       0.75(/\)     (2.80)
Capital Appreciation Subaccount. 554,001     6.34       3,515      1.28           0.75        (22.40)
Worldwide Growth Subaccount..... 585,745     6.18       3,623      0.50           0.75        (23.13)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(/\)Annualized
(1) For the period May 7, 2001 (commencement of operations) through December 31, 2001.
(2) For the period June 6, 2001 (commencement of operations) through December 31, 2001.
(3) For the period May 2, 2001 (commencement of operations) through December 31, 2001.
(4) For the period May 5, 2001 (commencement of operations) through December 31, 2001.
(5) For the period June 12, 2001 (commencement of operations) through December 31, 2001.
(6) For the period May 25, 2001 (commencement of operations) through December 31, 2001.
(7) For the period June 8, 2001 (commencement of operations) through December 31, 2001.
(8) For the period May 4, 2001 (commencement of operations) through December 31, 2001.
(9) For the period May 15, 2001 (commencement of operations) through December 31, 2001.

                       Report of Independent Accountants

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of Subaccounts of MONY America Variable Account L

In our opinion, the accompanying combined statements of assets and liabilities and the related combined statements of operations and of changes in net assets present fairly, in all material respects, the combined financial position of Subaccounts of MONY America Variable Account L at December 31, 2001, and the combined results of their operations and the changes in their combined net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These combined financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these combined financial statements based on our audits. We conducted our audits of these combined financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                                 MONY America

                              Variable Account L

                  COMBINED STATEMENT OF ASSETS & LIABILITIES

                               December 31, 2001

                            ASSETS
                 Investments at cost........... $ 660,184,384
                                                =============
                 Investments in Funds, at net
                   asset value................. $ 557,537,460
                 Amounts due from MONY America.     1,446,879
                 Amounts due from Funds........       372,519
                                                -------------
                        Total assets...........   559,356,858
                                                -------------
                          LIABILITIES
                 Amounts due to MONY America...       471,979
                 Amounts due to Funds..........     1,446,879
                                                -------------
                        Total liabilities......     1,918,858
                                                -------------
                 Net assets.................... $ 557,438,000
                                                =============
                 Net assets consist of:
                   Contractholders' net
                    payments................... $ 555,736,455
                   Undistributed net
                    investment income..........   150,741,522
                   Accumulated net realized
                    loss on investments........   (46,393,053)
                   Net unrealized depreciation
                    of investments.............  (102,646,924)
                                                -------------
                 Net assets.................... $ 557,438,000
                                                =============

                  See notes to combined financial statements.

                                 MONY America

                              Variable Account L

                       COMBINED STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001

                 Dividend income................ $ 10,946,427
                 Distributions from net
                   realized gains...............   27,934,674
                 Mortality and expense risk
                   charges......................   (1,952,317)
                                                 ------------
                 Net investment income..........   36,928,784
                                                 ------------
                 Realized and unrealized loss
                   on investments:
                   Net realized loss on
                    investments.................  (51,486,293)
                   Net change in unrealized
                    depreciation of investments.  (31,488,999)
                                                 ------------
                 Net realized and unrealized
                   loss on investments..........  (82,975,292)
                                                 ------------
                 Net decrease in net assets
                   resulting from operations.... $(46,046,508)
                                                 ============

                  See notes to combined financial statements.

                                 MONY America

                              Variable Account L

                  COMBINED STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                                                               2001           2000
                                                                           -------------  -------------
From operations:
 Net investment income.................................................... $  36,928,784  $  69,158,013
 Net realized loss on investments.........................................   (51,486,293)   (11,516,518)
 Net change in unrealized depreciation of investments.....................   (31,488,999)   (71,965,930)
                                                                           -------------  -------------
Net decrease in net assets resulting from operations......................   (46,046,508)   (14,324,435)
                                                                           -------------  -------------
From unit transactions:
 Net proceeds from the issuance of units of subaccounts...................   283,051,735    306,142,781
 Net asset value of units redeemed or used to meet contract obligations of subaccounts............................................................  (154,723,870)  (170,120,288)
                                                                           -------------  -------------
Net increase from unit transactions of subaccounts........................   128,327,865    136,022,493
                                                                           -------------  -------------
Net increase in net assets................................................    82,281,357    121,698,058
Net assets beginning of year..............................................   475,156,643    353,458,585
                                                                           -------------  -------------
Net assets end of year*................................................... $ 557,438,000  $ 475,156,643
                                                                           =============  =============
----------
*Includes undistributed net investment income of:......................... $ 150,741,522  $ 113,812,738
                                                                           =============  =============

                  See notes to combined financial statements.

                                 MONY AMERICA

                              Variable Account L

                    NOTES TO COMBINED FINANCIAL STATEMENTS



1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies (Strategist), Variable Universal Life Insurance policies (MONYEquity Master, MONY Custom Equity Master, and MONY Custom Estate Master), and Corporate Sponsored Variable Universal Life Insurance policies (collectively, the "Variable Life Insurance Policies"). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related to all Variable Life Insurance Policies issued under the Variable Account is presented for the Variable Account as a whole.

   There are currently twenty-eight MONYEquity Master subaccounts, six Strategist subaccounts, twenty-eight MONY Custom Equity Master subaccounts, thirty-eight Corporate Sponsored Universal Life subaccounts, and twenty-six MONY Custom Estate Master subaccounts within the Variable Account (each hereafter referred to as a "subaccount"). Each subaccount holds assets that are segregated from all other subaccounts within the Variable Account.

   Each subaccount invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., The Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Funds, Janus Aspen Series, the Van Eck Worldwide Insurance Trust, T. Rowe Price, or the Universal Institutional Funds, Inc. (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These combined financial statements should be read in conjunction with the separate financial statements and footnotes of each of the Variable Life Insurance Policies which are presented on pages before these combined financial statements.

2. Significant Accounting Policies:

   The preparation of the combined financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment held by each subaccount in the shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value. For the purposes of presentation of the combined financial statements, investments held at December 31, 2001 by all of the subaccounts within the Variable Account have been aggregated.
  Investment Transactions and Investment Income:

   Investments made by the subaccounts in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments by the subaccounts in the portfolios of the Funds are determined on the identified cost-basis. Dividend income and distributions of net realized gains are recorded by the respective subaccount on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received by the subaccounts are reinvested in additional shares of the respective portfolios of the Funds.

                                 MONY AMERICA

                              Variable Account L

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)



2. Significant Accounting Policies: (continued)

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. Related Party Transactions:

   MONY America is the legal owner of the assets of the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the year ended December 31, 2001, the aggregate amount deducted for such purposes for all subaccounts within the Variable Account was $59,818,640.

   MONY America receives from the subaccounts within the Variable Account amounts deducted for mortality and expense risks at annual rates ranging from 0.35% to 0.75% of the average daily net assets of each of the respective subaccounts within the Variable Account, other than the subaccounts of Corporate Sponsored Variable Universal Life Insurance policies. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the year ended December 31, 2001, MONY America received $191,930 in aggregate from certain Funds in connection with the subaccounts within the Variable Account.

4. Other:

   At December 31, 2001, the aggregate net assets of all subaccounts within the Variable Account investing in a portfolio of the Funds were as follows:

                 MONY Series Fund, Inc.
                 Intermediate Term Bond Subaccount $  6,704,577
                 Long Term Bond Subaccount........   37,587,120
                 Government Securities Subaccount.    6,283,535
                 Money Market Subaccount..........   44,176,192
                 Equity Growth Subaccount.........      911,334
                 Equity Income Subaccount.........      597,610
                 Diversified Subaccount...........    1,054,876

                 Enterprise Accumulation Trust
                 Equity Subaccount................   48,928,933
                 Small Company Value Subaccount...   43,036,297
                 Managed Subaccount...............  101,627,509

                                 MONY AMERICA

                              Variable Account L

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)


          4. Other: (continued)

          International Growth Subaccount............... $ 12,354,482
          High Yield Bond Subaccount....................   34,444,644
          Growth Subaccount.............................   26,999,192
          Growth and Income Subaccount..................   11,971,538
          Small Company Growth Subaccount...............    6,701,542
          Equity Income Subaccount......................    2,959,239
          Capital Appreciation Subaccount...............    6,539,831
          Multi-Cap Growth Subaccount...................    6,993,186
          Balanced Subaccount...........................      773,409
          Worldwide Growth Subaccount...................       92,464
          Emerging Countries Subaccount.................      348,908
          Mid-Cap Growth Subaccount.....................      472,234

          Dreyfus Variable Investment Fund
          Appreciation Subaccount.......................    2,160,800
          Small Company Stock Subaccount................      917,260

          Dreyfus
          Dreyfus Stock Index Subaccount................   58,420,198
          Dreyfus Socially Responsible Growth Subaccount    1,160,023

          Van Eck Worldwide Insurance Trust
          Hard Assets Subaccount........................       37,372
          Worldwide Bond Subaccount.....................       78,586
          Worldwide Emerging Markets Subaccount.........      107,487

          T. Rowe Price
          Equity Income Subaccount......................    4,451,206
          Prime Reserve Subaccount......................      303,689
          International Stock Subaccount................    1,652,973
          Limited Term Subaccount.......................       32,901
          New America Growth Subaccount.................      764,189
          Personal Strategy Balanced Subaccount.........    1,603,550

          Fidelity Variable Insurance Products Funds
          VIP Growth Subaccount.........................    7,913,688
          VIP II Contrafund Subaccount..................   10,474,803
          VIP III Growth Opportunities Subaccount.......    1,214,912
          VIP II Asset Manager Subaccount...............    5,151,654
          VIP III Growth and Income Subaccount..........    9,775,691

          The Universal Institutional Funds, Inc.
          Equity Growth Subaccount......................      422,652
          Fixed Income Subaccount.......................    4,843,658
          Value Subaccount..............................      169,094

                                 MONY AMERICA

                              Variable Account L

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)


           4. Other: (continued)

           Janus Aspen Series
           Aggressive Growth Subaccount................. $  7,073,317
           Balanced Subaccount..........................    3,541,355
           Capital Appreciation Subaccount..............    8,609,555
           Flexible Income Subaccount...................    6,412,592
           International Growth Subaccount..............    1,291,140
           Worldwide Growth Subaccount..................   17,291,581
           Strategic Value Subaccount...................        3,422
                                                         ------------
           Total Net Assets--Combined Variable Account L $557,438,000
                                                         ============

   During the year ended December 31, 2001, the aggregate cost of shares purchased and the aggregate proceeds from shares redeemed of the portfolios of the Funds by all of the subaccounts within the Variable Account were $327,037,206 and $200,604,360, respectively.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- Corporate Sponsored
  Variable Universal Life

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Corporate Sponsored Variable Universal Life's Subaccounts of MONY America Variable Account L at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 12, 2001

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 MONY AMERICA

                              Variable Account L


                      STATEMENT OF ASSETS AND LIABILITIES


                               December 31, 2000

                                                         Corporate Sponsored Variable Universal Life
                                                      ------------------------------------------------
                                                                   MONY Series Fund, Inc.
                                                      ------------------------------------------------
                                                        Money     Intermediate Long Term    Government
                                                        Market     Term Bond      Bond      Securities
                                                      Subaccount   Subaccount  Subaccount   Subaccount
                                                      ----------- ------------ -----------  ----------
                       ASSETS
Shares held in respective Funds......................  30,366,037     235,773    1,774,512     253,041
                                                      ===========  ==========  ===========  ==========
Investments at cost.................................. $30,366,037  $2,508,826  $23,930,772  $2,761,293
                                                      ===========  ==========  ===========  ==========
Investments in respective Funds, at net asset value.. $30,366,037  $2,586,429  $23,547,771  $2,856,829
Amount due from MONY America.........................     635,721       3,463            0         326
Amount due from respective Funds.....................           0          17            0           0
                                                      -----------  ----------  -----------  ----------
       Total assets..................................  31,001,758   2,589,909   23,547,771   2,857,155
                                                      -----------  ----------  -----------  ----------
                     LIABILITIES
Amount due to MONY America...........................           0          17            0           0
Amount due to respective Funds.......................     635,721       3,463            0         326
                                                      -----------  ----------  -----------  ----------
       Total liabilities.............................     635,721       3,480            0         326
                                                      -----------  ----------  -----------  ----------
Net assets........................................... $30,366,037  $2,586,429  $23,547,771  $2,856,829
                                                      ===========  ==========  ===========  ==========
Net assets consist of:
 Contractholders' net payments....................... $28,893,405  $2,416,907  $21,844,167  $2,598,970
 Undistributed net investment income.................   1,472,632     168,626    2,377,260     170,615
 Accumulated net realized gains (loss) on investments           0     (76,707)    (290,655)     (8,292)
 Net unrealized appreciation (depreciation) of
   investments.......................................           0      77,603     (383,001)     95,536
                                                      -----------  ----------  -----------  ----------
Net assets........................................... $30,366,037  $2,586,429  $23,547,771  $2,856,829
                                                      ===========  ==========  ===========  ==========
Number of units outstanding*.........................   2,549,112     224,102    2,004,098     244,081
                                                      -----------  ----------  -----------  ----------
Net asset value per unit outstanding*................ $     11.91  $    11.54  $     11.75  $    11.70
                                                      ===========  ==========  ===========  ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                      Corporate Sponsored Variable Universal Life
---------------------------------------------------------------------------------------
                             Enterprise Accumulation Trust
---------------------------------------------------------------------------------------
            Small Company            International High Yield   Small Company
  Equity        Value      Managed      Growth        Bond         Growth       Growth
Subaccount   Subaccount   Subaccount  Subaccount   Subaccount    Subaccount   Subaccount
----------  ------------- ---------- ------------- -----------  ------------- ----------
    82,723       38,381      15,494      30,963      4,593,747      49,050      163,606
==========   ==========   =========    ========    ===========    ========     ========
$3,291,966   $1,047,468   $ 438,767    $230,262    $23,934,372    $426,196     $970,399
==========   ==========   =========    ========    ===========    ========     ========
$2,309,622   $1,005,208   $ 374,790    $214,880    $20,579,987    $421,834     $980,001
     1,430          163         523         168            635       1,153        4,613
         0            0           0           9              9           0            0
----------   ----------   ---------    --------    -----------    --------     --------
 2,311,052    1,005,371     375,313     215,057     20,580,631     422,987      984,614
----------   ----------   ---------    --------    -----------    --------     --------
         0            0           0           9              9           0            0
     1,430          163         523         168            635       1,153        4,613
----------   ----------   ---------    --------    -----------    --------     --------
     1,430          163         523         177            644       1,153        4,613
----------   ----------   ---------    --------    -----------    --------     --------
$2,309,622   $1,005,208   $ 374,790    $214,880    $20,579,987    $421,834     $980,001
==========   ==========   =========    ========    ===========    ========     ========
$2,426,621   $  876,683   $ 285,334    $144,284    $20,738,325    $396,932     $969,083
   737,904      202,518     285,602     145,470      3,482,061       1,644        1,621
   127,441      (31,733)   (132,169)    (59,492)      (286,014)     27,620         (305)

  (982,344)     (42,260)    (63,977)    (15,382)    (3,354,385)     (4,362)       9,602
----------   ----------   ---------    --------    -----------    --------     --------
$2,309,622   $1,005,208   $ 374,790    $214,880    $20,579,987    $421,834     $980,001
==========   ==========   =========    ========    ===========    ========     ========
   177,032       64,061      30,018      17,506      1,862,334      38,329      103,205
----------   ----------   ---------    --------    -----------    --------     --------
$    13.05   $    15.69   $   12.49    $  12.27    $     11.05    $  11.01     $   9.50
==========   ==========   =========    ========    ===========    ========     ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L


                STATEMENT OF ASSETS AND LIABILITIES (continued)


                               December 31, 2000

                                                             Corporate Sponsored Variable Universal Life
                                                           -----------------------------------------------
                                                              Dreyfus Variable
                                                               Investment Fund
                                                           -----------------------
                                                                          Small     Dreyfus       Dreyfus
                                                                         Company     Stock       Socially
                                                           Appreciation   Stock      Index      Responsible
                                                            Subaccount  Subaccount Subaccount   Subaccount
                                                           ------------ ---------- -----------  -----------
                          ASSETS
Shares held in respective Funds...........................      63,659      61,830   1,140,633      6,145
                                                            ==========  ========== ===========   ========
Investments at cost.......................................  $2,519,930  $1,022,189 $40,448,324   $237,165
                                                            ==========  ========== ===========   ========
Investments in respective Funds, at net asset value.......  $2,476,980  $1,117,884 $38,781,510   $211,802
Amount due from MONY America..............................         550         107      21,968        242
Amount due from respective Funds..........................           9           0          26          0
                                                            ----------  ---------- -----------   --------
       Total assets.......................................   2,477,539   1,117,991  38,803,504    212,044
                                                            ----------  ---------- -----------   --------
                       LIABILITIES
Amount due to MONY America................................           9           0          26          0
Amount due to respective Funds............................         550         107      21,968        242
                                                            ----------  ---------- -----------   --------
       Total liabilities..................................         559         107      21,994        242
                                                            ----------  ---------- -----------   --------
Net assets................................................  $2,476,980  $1,117,884 $38,781,510   $211,802
                                                            ==========  ========== ===========   ========
Net assets consist of:
 Contractholders' net payments............................  $2,284,178  $  961,869 $37,317,378   $234,581
 Undistributed net investment income......................      64,045       2,695   1,422,997      4,316
 Accumulated net realized gain (loss) on investments......     171,707      57,625   1,707,949     (1,732)
 Net unrealized appreciation (depreciation) of investments     (42,950)     95,695  (1,666,814)   (25,363)
                                                            ----------  ---------- -----------   --------
Net assets................................................  $2,476,980  $1,117,884 $38,781,510   $211,802
                                                            ==========  ========== ===========   ========
Number of units outstanding*..............................     168,512     101,945   2,652,230     19,852
                                                            ----------  ---------- -----------   --------
Net asset value per unit outstanding*.....................  $    14.70  $    10.97 $     14.62   $  10.67
                                                            ==========  ========== ===========   ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                              Corporate Sponsored Variable Universal Life
--------------------------------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust                             T. Rowe Price
--------------------------------  ---------------------------------------------------------------------
                       Worldwide                                                     New      Personal
   Hard     Worldwide   Emerging    Equity      Prime    International  Limited    America    Strategy
  Assets       Bond     Markets     Income     Reserve       Stock        Term      Growth    Balanced
Subaccount  Subaccount Subaccount Subaccount  Subaccount  Subaccount   Subaccount Subaccount Subaccount
----------  ---------- ---------- ----------  ---------- ------------- ---------- ---------- ----------
   1,879       8,427      17,246      95,459    243,663      134,585      6,818      22,803      76,345
 =======     =======    ========  ==========   ========   ==========    =======    ========  ==========
 $21,207     $83,750    $194,569  $1,816,868   $243,663   $2,187,454    $32,796    $548,870  $1,213,753
 =======     =======    ========  ==========   ========   ==========    =======    ========  ==========
 $22,679     $87,392    $142,967  $1,866,215   $243,663   $2,028,199    $33,610    $476,821  $1,186,394
       0         326         537       1,273          0          903          0         273           0
       0           0           0          17          0            0          0           0           0
 -------     -------    --------  ----------   --------   ----------    -------    --------  ----------
  22,679      87,718     143,504   1,867,505    243,663    2,029,102     33,610     477,094   1,186,394
 -------     -------    --------  ----------   --------   ----------    -------    --------  ----------
       0           0           0          17          0            0          0           0           0
       0         326         537       1,273          0          903          0         273           0
 -------     -------    --------  ----------   --------   ----------    -------    --------  ----------
       0         326         537       1,290          0          903          0         273           0
 -------     -------    --------  ----------   --------   ----------    -------    --------  ----------
 $22,679     $87,392    $142,967  $1,866,215   $243,663   $2,028,199    $33,610    $476,821  $1,186,394
 =======     =======    ========  ==========   ========   ==========    =======    ========  ==========
 $21,029     $86,703    $192,766  $1,704,568   $232,487   $2,141,282    $31,287    $491,585  $1,122,588
      45       4,171         197     143,094     11,176       76,679      1,544      73,183      88,461
     133      (7,124)      1,606     (30,794)         0      (30,507)       (35)    (15,898)      2,704
   1,472       3,642     (51,602)     49,347          0     (159,255)       814     (72,049)    (27,359)
 -------     -------    --------  ----------   --------   ----------    -------    --------  ----------
 $22,679     $87,392    $142,967  $1,866,215   $243,663   $2,028,199    $33,610    $476,821  $1,186,394
 =======     =======    ========  ==========   ========   ==========    =======    ========  ==========
   2,039       8,374      26,477     156,427     21,977      175,616      3,058      42,050      99,656
 -------     -------    --------  ----------   --------   ----------    -------    --------  ----------
 $ 11.12     $ 10.44    $   5.40  $    11.93   $  11.09   $    11.55    $ 10.99    $  11.34  $    11.90
 =======     =======    ========  ==========   ========   ==========    =======    ========  ==========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2000

                                                       Corporate Sponsored Variable Universal Life
                                               -----------------------------------------------------------
                                                       Fidelity Variable Insurance Products Funds
                                               -----------------------------------------------------------
                                                                          VIP III      VIP II    VIP III
                                                  VIP        VIP II       Growth       Asset     Growth &
                                                 Growth    Contrafund  Opportunities  Manager     Income
                                               Subaccount  Subaccount   Subaccount   Subaccount Subaccount
                                               ----------  ----------  ------------- ---------- ----------
                    ASSETS
Shares held in respective Funds...............     25,815      91,772       6,324       30,238     286,046
                                               ==========  ==========    ========     ========  ==========
Investments at cost........................... $1,165,282  $2,230,665    $123,995     $492,553  $4,363,007
                                               ==========  ==========    ========     ========  ==========
Investments in respective Funds, at net asset
  value....................................... $1,126,809  $2,178,668    $112,191     $483,811  $4,365,063
Amount due from MONY America..................          0         484         726            0           0
Amount due from respective Funds..............          0           0           0            0           0
                                               ----------  ----------    --------     --------  ----------
       Total assets...........................  1,126,809   2,179,152     112,917      483,811   4,365,063
                                               ----------  ----------    --------     --------  ----------
                 LIABILITIES
Amount due to MONY America....................          0           0           0            0           0
Amount due to respective Funds................          0         484         726            0           0
                                               ----------  ----------    --------     --------  ----------
       Total liabilities......................          0         484         726            0           0
                                               ----------  ----------    --------     --------  ----------
Net assets.................................... $1,126,809  $2,178,668    $112,191     $483,811  $4,365,063
                                               ==========  ==========    ========     ========  ==========
Net assets consist of:
 Contractholders' net payments................ $1,231,569  $2,271,686    $123,598     $483,351  $4,265,060
 Undistributed net investment income..........     40,092       6,303           0            0       6,457
 Accumulated net realized gain (loss) on
   investments................................   (106,379)    (47,324)        397        9,202      91,490
 Net unrealized appreciation (depreciation) of
   investments................................    (38,473)    (51,997)    (11,804)      (8,742)      2,056
                                               ----------  ----------    --------     --------  ----------
Net assets.................................... $1,126,809  $2,178,668    $112,191     $483,811  $4,365,063
                                               ==========  ==========    ========     ========  ==========
Number of units outstanding*..................    108,046     219,956      13,546       49,469     451,843
                                               ----------  ----------    --------     --------  ----------
Net asset value per unit outstanding*......... $    10.43  $     9.91    $   8.28     $   9.78  $     9.66
                                               ==========  ==========    ========     ========  ==========

----------
 * Units outstanding have been rounded for presentation purposes.
** Formerly, Morgan Stanley Dean Witter Universal Funds, Inc.

                      See notes to financial statements.

                                    Corporate Sponsored Variable Universal Life
-------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.**                            Janus Aspen Series
----------------------------------------- -------------------------------------------------------------------------

  Equity            Fixed                 Aggressive   Flexible   International Worldwide     Capital    Strategic
  Growth            Income       Value      Growth      Income       Growth       Growth    Appreciation   Value
Subaccount        Subaccount   Subaccount Subaccount  Subaccount   Subaccount   Subaccount   Subaccount  Subaccount
----------       ----------    ---------- ----------  ----------  ------------- ----------  ------------ ----------
   22,060           378,458       1,519       50,667     546,966      114,342       47,990      31,231         88
 ========         ==========    =======   ==========  ==========   ==========   ==========    ========     ======
 $416,264        $3,801,546     $19,434   $2,163,641  $6,171,558   $4,380,519   $1,936,083    $849,201     $  875
 ========         ==========    =======   ==========  ==========   ==========   ==========    ========     ======
 $369,723        $3,977,591     $19,972   $1,839,215  $6,268,233   $3,533,163   $1,774,659    $836,681     $  880
        0                 0           0        7,058       2,704          484        6,699       3,017          0
        0                 0           0            0           0            0            0           0          0
 --------         ----------    -------   ----------  ----------   ----------   ----------    --------     ------
  369,723         3,977,591      19,972    1,846,273   6,270,937    3,533,647    1,781,358     839,698        880
 --------         ----------    -------   ----------  ----------   ----------   ----------    --------     ------
        0                 0           0            0           0            0            0           0          0
        0                 0           0        7,058       2,704          484        6,699       3,017          0
 --------         ----------    -------   ----------  ----------   ----------   ----------    --------     ------
        0                 0           0        7,058       2,704          484        6,699       3,017          0
 --------         ----------    -------   ----------  ----------   ----------   ----------    --------     ------
 $369,723        $3,977,591     $19,972   $1,839,215  $6,268,233   $3,533,163   $1,774,659    $836,681     $  880
 ========         ==========    =======   ==========  ==========   ==========   ==========    ========     ======
 $427,760        $3,565,213     $17,666   $2,387,980  $5,985,911   $4,306,133   $2,156,398    $874,939     $  875
   26,772           232,978         435       88,766     187,896      159,745      101,611       5,293          0
  (38,268)            3,355       1,333     (313,105)     (2,249)     (85,359)    (321,926)    (31,031)         0
  (46,541)          176,045         538     (324,426)     96,675     (847,356)    (161,424)    (12,520)         5
 --------         ----------    -------   ----------  ----------   ----------   ----------    --------     ------
 $369,723        $3,977,591     $19,972   $1,839,215  $6,268,233   $3,533,163   $1,774,659    $836,681     $  880
 ========         ==========    =======   ==========  ==========   ==========   ==========    ========     ======
   39,055           356,647       1,655      239,319     589,418      345,650      182,651     103,062         88
 --------         ----------    -------   ----------  ----------   ----------   ----------    --------     ------
 $   9.47        $    11.15     $ 12.07   $     7.69  $    10.63   $    10.22   $     9.72    $   8.12     $10.05
 ========         ==========    =======   ==========  ==========   ==========   ==========    ========     ======

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L


                            STATEMENT OF OPERATIONS


                     For the year ended December 31, 2000


                                                                      Corporate Sponsored Variable Universal Life
                                                                     ---------------------------------------------
                                                                                 MONY Series Fund, Inc.
                                                                     ---------------------------------------------
                                                                       Money    Intermediate Long Term   Government
                                                                       Market    Term Bond      Bond     Securities
                                                                     Subaccount  Subaccount  Subaccount  Subaccount
                                                                     ---------- ------------ ----------  ----------
Dividend income..................................................... $1,064,803   $125,577   $1,339,956   $115,583
Distribution from net realized gains................................          0          0            0         31
                                                                     ----------   --------   ----------   --------
Net investment income...............................................  1,064,803    125,577    1,339,956    115,614
                                                                     ----------   --------   ----------   --------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments............................          0    (70,140)    (216,116)    (8,560)
 Net change in unrealized appreciation (depreciation) of investments          0    100,988    1,771,312    109,948
                                                                     ----------   --------   ----------   --------
Net realized and unrealized gain (loss) on investments..............          0     30,848    1,555,196    101,388
                                                                     ----------   --------   ----------   --------
Net increase in net assets resulting from operations................ $1,064,803   $156,425   $2,895,152   $217,002
                                                                     ==========   ========   ==========   ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L


                      STATEMENT OF OPERATIONS (continued)


                                                                Corporate Sponsored Variable Universal Life
                                      --------------------------------------------------------------------------------
                                                                       Enterprise Accumulation Trust
                                      --------------------------------------------------------------------------------
                                                   Small Company              International  High Yield  Small Company
                                         Equity        Value       Managed       Growth         Bond        Growth
                                       Subaccount   Subaccount    Subaccount   Subaccount    Subaccount   Subaccount
                                      ------------ ------------- ------------ ------------- ------------ -------------


                                        For the       For the    For the year    For the      For the       For the
                                       year ended   year ended      ended      year ended    year ended   year ended
                                      December 31, December 31,  December 31, December 31,  December 31, December 31,
                                          2000         2000          2000         2000          2000         2000
                                      ------------ ------------- ------------ ------------- ------------ -------------
Dividend income...................... $    16,904    $    947     $   8,681     $   2,162   $ 1,872,332    $      0
Distribution from net realized gains.     609,031     121,504       134,561       105,187             0       1,644
                                      -----------    --------     ---------     ---------   -----------    --------
Net investment income................     625,935     122,451       143,242       107,349     1,872,332       1,644
                                      -----------    --------     ---------     ---------   -----------    --------
Realized and unrealized gain (loss)
 on investments:
  Net realized gain (loss) on
   investments.......................     114,638     (16,053)     (118,363)      (69,424)     (214,443)     27,621
  Net change in unrealized
   appreciation (depreciation) of
   investments.......................  (1,002,837)    (75,390)      (19,694)     (277,665)   (2,145,196)    (15,463)
                                      -----------    --------     ---------     ---------   -----------    --------
Net realized and unrealized gain
 (loss) on investments...............    (888,199)    (91,443)     (138,057)     (347,089)   (2,359,639)     12,158
                                      -----------    --------     ---------     ---------   -----------    --------
Net increase (decrease) in net assets
 resulting from operations........... $  (262,264)   $ 31,008     $   5,185     $(239,740)  $  (487,307)   $ 13,802
                                      ===========    ========     =========     =========   ===========    ========





                                          Growth
                                        Subaccount
                                      --------------
                                      For the period
                                       February 4,
                                          2000*
                                         through
                                       December 31,
                                           2000
                                      --------------
Dividend income......................    $   169
Distribution from net realized gains.      1,452
                                         -------
Net investment income................      1,621
                                         -------
Realized and unrealized gain (loss)
 on investments:
  Net realized gain (loss) on
   investments.......................       (305)
  Net change in unrealized
   appreciation (depreciation) of
   investments.......................      9,602
                                         -------
Net realized and unrealized gain
 (loss) on investments...............      9,297
                                         -------
Net increase (decrease) in net assets
 resulting from operations...........    $10,918
                                         =======

----------
*Commencement of operations

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L


                      STATEMENT OF OPERATIONS (continued)


                     For the year ended December 31, 2000


                                                                    Corporate Sponsored Variable Universal Life
                                                                ---------------------------------------------------
                                                                Dreyfus Variable Investment
                                                                           Fund
                                                                ---------------------------
                                                                                             Dreyfus       Dreyfus
                                                                              Small Company   Stock       Socially
                                                                Appreciation      Stock       Index      Responsible
                                                                 Subaccount    Subaccount   Subaccount   Subaccount
                                                                ------------  ------------- -----------  -----------
Dividend income................................................  $  16,215       $ 1,649    $   329,242   $  1,642
Distribution from net realized gains...........................     27,595             0        621,561          0
                                                                 ---------       -------    -----------   --------
Net investment income..........................................     43,810         1,649        950,803      1,642
                                                                 ---------       -------    -----------   --------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments.......................     69,654        66,286      1,296,581     (1,814)
 Net change in unrealized appreciation (depreciation) of
   investments.................................................   (145,208)        7,341     (5,308,948)   (35,985)
                                                                 ---------       -------    -----------   --------
Net realized and unrealized gain (loss) on investments.........    (75,554)       73,627     (4,012,367)   (37,799)
                                                                 ---------       -------    -----------   --------
Net increase (decrease) in net assets resulting from operations  $ (31,744)      $75,276    $(3,061,564)  $(36,157)
                                                                 =========       =======    ===========   ========


                      See notes to financial statements.

                             Corporate Sponsored Variable Universal Life
-----------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust                            T. Rowe Price
--------------------------------  -------------------------------------------------------------------
                       Worldwide                                                    New      Personal
   Hard     Worldwide   Emerging    Equity     Prime    International  Limited    America    Strategy
  Assets       Bond     Markets     Income    Reserve       Stock     Term Bond    Growth    Balanced
Subaccount  Subaccount Subaccount Subaccount Subaccount  Subaccount   Subaccount Subaccount Subaccount
----------  ---------- ---------- ---------- ---------- ------------- ---------- ---------- ----------
  $   42     $ 3,021    $      0   $ 20,893    $6,999     $  12,824     $1,499   $       0   $ 22,269
       0           0           0     83,067         0        61,559          0      52,479     50,722
  ------     -------    --------   --------    ------     ---------     ------   ---------   --------
      42       3,021           0    103,960     6,999        74,383      1,499      52,479     72,991
  ------     -------    --------   --------    ------     ---------     ------   ---------   --------
     142      (7,135)     (2,021)   (33,920)        0       (32,047)       (33)    (22,967)    (2,525)
   1,286       5,541     (70,897)    99,193         0      (186,480)       852     (83,372)   (27,008)
  ------     -------    --------   --------    ------     ---------     ------   ---------   --------
   1,428      (1,594)    (72,918)    65,273         0      (218,527)       819    (106,339)   (29,533)
  ------     -------    --------   --------    ------     ---------     ------   ---------   --------
  $1,470     $ 1,427    $(72,918)  $169,233    $6,999     $(144,144)    $2,318   $ (53,860)  $ 43,458
  ======     =======    ========   ========    ======     =========     ======   =========   ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L


                      STATEMENT OF OPERATIONS (continued)


                                                                  Corporate Sponsored Variable Universal Life
                                                     ----------------------------------------------------------------------
                                                                   Fidelity Variable Insurance Products Funds
                                                     ----------------------------------------------------------------------
                                                                                  VIP III                       VIP III
                                                                     VIP II        Growth      VIP II Asset    Growth and
                                                      VIP Growth   Contrafund  Opportunities     Manager         Income
                                                      Subaccount   Subaccount    Subaccount     Subaccount     Subaccount
                                                     ------------ ------------ -------------- -------------- --------------
                                                                               For the period For the period For the period
                                                                                 March 31,     February 4,    January 13,
                                                     For the year For the year     2000**         2000**         2000**
                                                        ended        ended        through        through        through
                                                     December 31, December 31,  December 31,   December 31,   December 31,
                                                         2000         2000          2000           2000           2000
                                                     ------------ ------------ -------------- -------------- --------------
Dividend income.....................................  $     399    $     169      $      0       $     0        $    858
Distribution from net realized gains................     39,693        6,134             0             0           5,599
                                                      ---------    ---------      --------       -------        --------
Net investment income...............................     40,092        6,303             0             0           6,457
                                                      ---------    ---------      --------       -------        --------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments............   (106,405)     (47,324)          397         9,202          91,490
 Net change in unrealized appreciation
   (depreciation) of investments....................    (47,202)     (53,967)      (11,804)       (8,742)          2,056
                                                      ---------    ---------      --------       -------        --------
Net realized and unrealized gain (loss) on
  investments.......................................   (153,607)    (101,291)      (11,407)          460          93,546
                                                      ---------    ---------      --------       -------        --------
Net increase (decrease) in net assets resulting from
  operations........................................  $(113,515)   $ (94,988)     $(11,407)      $   460        $100,003
                                                      =========    =========      ========       =======        ========

----------
 * Formerly, Morgan Stanley Dean Witter Universal Funds, Inc.

** Commencement of operations.


                      See notes to financial statements.

                                         Corporate Sponsored Variable Universal Life
-----------------------------------------------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc.*                                  Janus Aspen Series
------------------------------------------ ----------------------------------------------------------------------------------

   Equity        Fixed                      Aggressive    Flexible   International  Worldwide      Capital       Strategic
   Growth        Income         Value         Growth       Income       Growth        Growth     Appreciation      Value
 Subaccount    Subaccount     Subaccount    Subaccount   Subaccount   Subaccount    Subaccount    Subaccount     Subaccount
 ----------  -------------- -------------- ------------ ------------ ------------- ------------ -------------- --------------
             For the period For the period                                                      For the period For the period
               January 6,      May 22,                                                           February 4,    December 27,
For the year     2000**         2000**     For the year For the year For the year  For the year     2000*          2000**
   ended        through        through        ended        ended         ended        ended        through        through
December 31,  December 31,   December 31,  December 31, December 31, December 31,  December 31,  December 31,   December 31,
    2000          2000           2000          2000         2000         2000          2000          2000           2000
------------ -------------- -------------- ------------ ------------ ------------- ------------ -------------- --------------
  $      0      $232,978        $  171      $       0     $187,459     $  49,169    $   6,177      $  5,247          $0
    22,533             0           264         88,766            0       110,576       95,434            46           0
  --------      --------        ------      ---------     --------     ---------    ---------      --------          --
    22,533       232,978           435         88,766      187,459       159,745      101,611         5,293           0
  --------      --------        ------      ---------     --------     ---------    ---------      --------          --
   (38,268)        3,355         1,333       (313,107)      (2,249)      (85,359)    (321,935)      (31,031)          0
   (51,445)      176,045           538       (348,905)      97,100      (847,849)    (168,424)      (12,520)          5
  --------      --------        ------      ---------     --------     ---------    ---------      --------          --
   (89,713)      179,400         1,871       (662,012)      94,851      (933,208)    (490,359)      (43,551)          5
  --------      --------        ------      ---------     --------     ---------    ---------      --------          --
  $(67,180)     $412,378        $2,306      $(573,246)    $282,310     $(773,463)   $(388,748)     $(38,258)         $5
  ========      ========        ======      =========     ========     =========    =========      ========          ==

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L


                      STATEMENT OF CHANGES IN NET ASSETS


                       For the years ended December 31,


                                                                        Corporate Sponsored Variable Universal Life
                                                                        ------------------------------------------
                                                                                  MONY Series Fund, Inc.
                                                                        ------------------------------------------
                                                                                       Money Market
                                                                                        Subaccount
                                                                        ------------------------------------------
                                                                                2000                   1999
                                                                            ------------           ------------
From operations:
 Net investment income................................................. $  1,064,803           $    345,020
 Net realized loss on investments......................................            0                      0
 Net change in unrealized appreciation (depreciation) of investments...            0                      0
                                                                            ------------           ------------
Net increase (decrease) in net assets resulting from operations........    1,064,803                345,020
                                                                            ------------           ------------
From unit transactions:
 Net proceeds from the issuance of units...............................   71,120,205             77,560,082
 Net asset value of units redeemed or used to meet contract obligations  (61,036,860)           (61,373,092)
                                                                            ------------           ------------
Net increase from unit transactions....................................   10,083,345             16,186,990
                                                                            ------------           ------------
Net increase in net assets.............................................   11,148,148             16,532,010
Net assets beginning of year...........................................   19,217,889              2,685,879
                                                                            ------------           ------------
Net assets end of year*................................................ $ 30,366,037           $ 19,217,889
                                                                            ============           ============
Unit transactions:
Units outstanding beginning of year....................................    1,712,047                251,238
Units issued during the year...........................................    5,904,013              8,571,435
Units redeemed during the year.........................................   (5,066,948)            (7,110,626)
                                                                            ------------           ------------
Units outstanding end of year..........................................    2,549,112              1,712,047
                                                                            ============           ============
----------
*Includes undistributed net investment income of:                       $  1,472,632           $    407,829
                                                                            ============           ============

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L


                      STATEMENT OF CHANGES IN NET ASSETS


                       For the years ended December 31,

                  Corporate Sponsored Variable Universal Life
    -----------------------------------------------------------------------
                             MONY Series Fund, Inc.
    -----------------------------------------------------------------------
    Intermediate Term Bond      Long Term Bond        Government Securities
          Subaccount              Subaccount               Subaccount
    ---------------------  ------------------------  ----------------------
       2000       1999        2000         1999         2000        1999
    ----------  ---------  -----------  -----------  ----------  ----------
    $  125,577  $  35,406  $ 1,339,956  $ 1,028,956  $  115,614  $   36,509
       (70,140)    (6,511)    (216,116)     (74,609)     (8,560)       (267)
       100,988    (28,840)   1,771,312   (2,165,463)    109,948     (27,741)
    ----------  ---------  -----------  -----------  ----------  ----------
       156,425         55    2,895,152   (1,211,116)    217,002       8,501
    ----------  ---------  -----------  -----------  ----------  ----------
     1,766,214    696,328    2,992,832   20,478,061     817,997   1,186,866
      (155,264)  (181,862)  (1,007,725)    (936,588)   (200,294)    (49,795)
    ----------  ---------  -----------  -----------  ----------  ----------
     1,610,950    514,466    1,985,107   19,541,473     617,703   1,137,071
    ----------  ---------  -----------  -----------  ----------  ----------
     1,767,375    514,521    4,880,259   18,330,357     834,705   1,145,572
       819,054    304,533   18,667,512      337,155   2,022,124     876,552
    ----------  ---------  -----------  -----------  ----------  ----------
    $2,586,429  $ 819,054  $23,547,771  $18,667,512  $2,856,829  $2,022,124
    ==========  =========  ===========  ===========  ==========  ==========
        76,605     28,549    1,836,729       30,651     189,531      82,700
       161,713     65,528      252,333    1,909,822      72,238     119,022
       (14,216)   (17,472)     (84,964)    (103,744)    (17,688)    (12,191)
    ----------  ---------  -----------  -----------  ----------  ----------
       224,102     76,605    2,004,098    1,836,729     244,081     189,531
    ==========  =========  ===========  ===========  ==========  ==========

    $  168,626  $  43,049  $ 2,377,260  $ 1,037,304  $  170,615  $   55,001
    ==========  =========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L


                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                                    Corporate Sponsored Variable Universal Life
                                                                --------------------------------------------------
                                                                           Enterprise Accumulation Trust
                                                                --------------------------------------------------
                                                                                                Small Company
                                                                         Equity                     Value
                                                                       Subaccount                Subaccount
                                                                ------------------------  ------------------------

                                                                  For the      For the      For the      For the
                                                                 year ended   year ended   year ended   year ended
                                                                December 31, December 31, December 31, December 31,
                                                                    2000         1999         2000         1999
                                                                ------------ ------------ ------------ ------------
From operations:
 Net investment income......................................... $   625,935   $  110,007   $  122,451   $  35,776
 Net realized gain (loss) on investments.......................     114,638        6,521      (16,053)    (17,101)
 Net change in unrealized appreciation (depreciation)
   investments.................................................  (1,002,837)      20,255      (75,390)     57,257
                                                                -----------   ----------   ----------   ---------
Net increase (decrease) in net assets resulting from operations    (262,264)     136,783       31,008      75,932
                                                                -----------   ----------   ----------   ---------
From unit transactions:
 Net proceeds from the issuance of units.......................   1,395,930    1,307,396      656,883     469,522
 Net asset value of units redeemed or used to meet contract
   obligations.................................................    (238,119)     (64,000)    (245,728)   (413,361)
                                                                -----------   ----------   ----------   ---------
Net increase (decrease) from unit transactions.................   1,157,811    1,243,396      411,155      56,161
                                                                -----------   ----------   ----------   ---------
Net increase (decrease) in net assets..........................     895,547    1,380,179      442,163     132,093
Net assets beginning of period.................................   1,414,075       33,896      563,045     430,952
                                                                -----------   ----------   ----------   ---------
Net assets end of period*...................................... $ 2,309,622   $1,414,075   $1,005,208   $ 563,045
                                                                ===========   ==========   ==========   =========
Unit transactions:
Units outstanding beginning of period..........................     102,764        2,848       36,787      34,921
Units issued during the period.................................      89,542      109,654       43,574      37,233
Units redeemed during the period...............................     (15,274)      (9,738)     (16,300)    (35,367)
                                                                -----------   ----------   ----------   ---------
Units outstanding end of period................................     177,032      102,764       64,061      36,787
                                                                ===========   ==========   ==========   =========
----------
 *Includes undistributed net investment income of:              $   737,904   $  111,969   $  202,518   $  80,067
                                                                ===========   ==========   ==========   =========

** Commencement of operations.

                      See notes to financial statements.

                                      Corporate Sponsored Variable Universal Life
-----------------------------------------------------------------------------------------------------------------------
                                             Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------------------------------
                                International              High Yield                Small Company
         Managed                   Growth                     Bond                      Growth                Growth
       Subaccount                Subaccount                Subaccount                 Subaccount            Subaccount
------------------------  ------------------------  ------------------------  --------------------------  --------------
                                                                                           For the period For the period
                                                                                            December 8,    February 4,
  For the      For the      For the      For the      For the      For the      For the        1999**         2000**
 year ended   year ended   year ended   year ended   year ended   year ended   year ended     through        through
December 31, December 31, December 31, December 31, December 31, December 31, December 31,  December 31,   December 31,
    2000         1999         2000         1999         2000         1999         2000          1999           2000
------------ ------------ ------------ ------------ ------------ ------------ ------------ -------------- --------------
 $ 143,242    $  56,019    $  107,349   $   23,845  $ 1,872,332  $ 1,578,167   $   1,644      $      0       $  1,621
  (118,363)     (14,912)      (69,424)       9,678     (214,443)     (71,226)     27,621            (1)          (305)
   (19,694)      29,662      (277,665)     259,460   (2,145,196)  (1,182,329)    (15,463)       11,101          9,602
 ---------    ---------    ----------   ----------  -----------  -----------   ---------      --------       --------
     5,185       70,769      (239,740)     292,983     (487,307)     324,612      13,802        11,100         10,918
 ---------    ---------    ----------   ----------  -----------  -----------   ---------      --------       --------
   136,674      294,982       306,241      550,539    2,420,424   20,539,013     425,330       137,592        973,913
  (123,540)    (861,595)     (894,518)     (29,145)  (1,412,759)  (1,183,708)   (165,802)         (188)        (4,830)
 ---------    ---------    ----------   ----------  -----------  -----------   ---------      --------       --------
    13,134     (566,613)     (588,277)     521,394    1,007,665   19,355,305     259,528       137,404        969,083
 ---------    ---------    ----------   ----------  -----------  -----------   ---------      --------       --------
    18,319     (495,844)     (828,017)     814,377      520,358   19,679,917     273,330       148,504        980,001
   356,471      852,315     1,042,897      228,520   20,059,629      379,712     148,504             0              0
 ---------    ---------    ----------   ----------  -----------  -----------   ---------      --------       --------
 $ 374,790    $ 356,471    $  214,880   $1,042,897  $20,579,987  $20,059,629   $ 421,834      $148,504       $980,001
 =========    =========    ==========   ==========  ===========  ===========   =========      ========       ========
    28,967       75,641        70,342       21,906    1,769,481       34,788      13,697             0              0
    10,943       25,257        27,506       52,464      223,033    1,854,079      40,368        13,716        103,719
    (9,892)     (71,931)      (80,342)      (4,028)    (130,180)    (119,386)    (15,736)          (19)          (514)
 ---------    ---------    ----------   ----------  -----------  -----------   ---------      --------       --------
    30,018       28,967        17,506       70,342    1,862,334    1,769,481      38,329        13,697        103,205
 =========    =========    ==========   ==========  ===========  ===========   =========      ========       ========

 $ 285,602    $ 142,360    $  145,470   $   38,121  $ 3,482,061  $ 1,609,729   $   1,644      $      0       $  1,621
 =========    =========    ==========   ==========  ===========  ===========   =========      ========       ========


                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L


                STATEMENT OF CHANGES IN NET ASSETS (continued)




                                                                    Corporate Sponsored Variable Universal Life
                                                                --------------------------------------------------
                                                                         Dreyfus Variable Investment Fund
                                                                --------------------------------------------------
                                                                                                Small Company
                                                                      Appreciation                  Stock
                                                                       Subaccount                Subaccount
                                                                ------------------------  ------------------------
                                                                For the year For the year For the year For the year
                                                                   ended        ended        ended        ended
                                                                December 31, December 31, December 31, December 31,
                                                                    2000         1999         2000         1999
                                                                ------------ ------------ ------------ ------------
From operations:
 Net investment income.........................................  $   43,810   $   16,245   $    1,649   $       0
 Net realized gain (loss) on investments.......................      69,654      100,007       66,286      (7,540)
 Net change in unrealized appreciation (depreciation) of
   investments.................................................    (145,208)      35,110        7,341      82,425
                                                                 ----------   ----------   ----------   ---------
Net increase (decrease) in net assets resulting from operations     (31,744)     151,362       75,276      74,885
                                                                 ----------   ----------   ----------   ---------
From unit transactions:
 Net proceeds from the issuance of units.......................   1,455,287    1,490,345      447,881     526,467
 Net asset value of units redeemed or used to meet contract
   obligations.................................................    (705,319)    (363,376)    (195,357)   (106,947)
                                                                 ----------   ----------   ----------   ---------
Net increase from unit transactions............................     749,968    1,126,969      252,524     419,520
                                                                 ----------   ----------   ----------   ---------
Net increase in net assets.....................................     718,224    1,278,331      327,800     494,405
Net assets beginning of period.................................   1,758,756      480,425      790,084     295,679
                                                                 ----------   ----------   ----------   ---------
Net assets end of period*......................................  $2,476,980   $1,758,756   $1,117,884   $ 790,084
                                                                 ==========   ==========   ==========   =========
Unit transactions:
Units outstanding beginning of period..........................     118,872       36,191       78,184      32,362
Units issued during the period.................................      96,325      116,773       42,142      58,620
Units redeemed during the period...............................     (46,685)     (34,092)     (18,381)    (12,798)
                                                                 ----------   ----------   ----------   ---------
Units outstanding end of period................................     168,512      118,872      101,945      78,184
                                                                 ==========   ==========   ==========   =========
----------
 *Includes undistributed net investment income of:               $   64,045   $   20,235   $    2,695   $   1,046
                                                                 ==========   ==========   ==========   =========

** Commencement of operations.

                      See notes to financial statements.

                                                Corporate Sponsored Variable Universal Life
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Van Eck Worldwide Insurance Trust
                                                       -----------------------------------------------------------------------------
         Dreyfus                     Dreyfus                                                                       Worldwide
       Stock Index            Socially Responsible            Hard Assets             Worldwide Bond           Emerging Markets
       Subaccount                  Subaccount                 Subaccount                Subaccount                Subaccount
------------------------   --------------------------  ------------------------  ------------------------  ------------------------
                                        For the period
                                        September 30,
For the year For the year  For the year     1999**     For the year For the year For the year For the year For the year For the year
   ended        ended         ended        through        ended        ended        ended        ended        ended        ended
December 31, December 31,  December 31,  December 31,  December 31, December 31, December 31, December 31, December 31, December 31,
    2000         1999          2000          1999          2000         1999         2000         1999         2000         1999
------------ ------------  ------------ -------------- ------------ ------------ ------------ ------------ ------------ ------------
$   950,803  $   432,056     $  1,642      $ 2,674       $    42       $    3      $  3,021     $ 1,150      $      0     $      0
  1,296,581      386,134       (1,814)          82           142           (4)       (7,135)        (19)       (2,021)       8,133
 (5,308,948)   3,009,797      (35,985)      10,622         1,286          211         5,541      (3,363)      (70,897)      24,877
-----------  -----------     --------      -------       -------       ------      --------     -------      --------     --------
 (3,061,564)   3,827,987      (36,157)      13,378         1,470          210         1,427      (2,232)      (72,918)      33,010
-----------  -----------     --------      -------       -------       ------      --------     -------      --------     --------
 14,975,579   23,789,517      239,230       67,417        18,396        3,174        85,997      35,112       189,753       29,369
 (3,812,299)    (840,260)     (71,280)        (786)         (609)        (173)      (52,332)     (1,399)      (44,361)     (17,369)
-----------  -----------     --------      -------       -------       ------      --------     -------      --------     --------
 11,163,280   22,949,257      167,950       66,631        17,787        3,001        33,665      33,713       145,392       12,000
-----------  -----------     --------      -------       -------       ------      --------     -------      --------     --------
  8,101,716   26,777,244      131,793       80,009        19,257        3,211        35,092      31,481        72,474       45,010
 30,679,794    3,902,550       80,009            0         3,422          211        52,300      20,819        70,493       25,483
-----------  -----------     --------      -------       -------       ------      --------     -------      --------     --------
$38,781,510  $30,679,794     $211,802      $80,009       $22,679       $3,422      $ 87,392     $52,300      $142,967     $ 70,493
===========  ===========     ========      =======       =======       ======      ========     =======      ========     ========

  1,903,421      291,990        6,671            0           343           26         5,105       1,873         7,590        5,495
  1,004,529    1,696,879       18,775        6,742         1,754          335         8,350       3,398        24,650        4,827
   (255,720)     (85,448)      (5,594)         (71)          (58)         (18)       (5,081)       (166)       (5,763)      (2,732)
-----------  -----------     --------      -------       -------       ------      --------     -------      --------     --------
  2,652,230    1,903,421       19,852        6,671         2,039          343         8,374       5,105        26,477        7,590
===========  ===========     ========      =======       =======       ======      ========     =======      ========     ========

$ 1,422,997  $   472,194     $  4,316      $ 2,674       $    45       $    3      $  4,171     $ 1,150      $    197     $    197
===========  ===========     ========      =======       =======       ======      ========     =======      ========     ========


                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                             Corporate Sponsored Variable Universal Life
                                                      ---------------------------------------------------------
                                                                            T. Rowe Price
                                                      ---------------------------------------------------------

                                                            Equity Income                Prime Reserve
                                                             Subaccount                    Subaccount
                                                      ------------------------  -------------------------------
                                                      For the year For the year For the year   For the period
                                                         ended        ended        ended     February 1, 1999**
                                                      December 31, December 31, December 31,      through
                                                          2000         1999         2000     December 31, 1999
                                                      ------------ ------------ ------------ ------------------
From operations:
 Net investment income...............................  $  103,960    $ 37,491     $  6,999             $  4,177
 Net realized gain (loss) on investments.............     (33,920)      3,114            0                    0
 Net change in unrealized appreciation (depreciation)
   of investments....................................      99,193     (48,742)           0                    0
                                                       ----------    --------     --------             --------
Net increase (decrease) in net assets resulting from
  operations.........................................     169,233      (8,137)       6,999                4,177
                                                       ----------    --------     --------             --------
From unit transactions:
 Net proceeds from the issuance of units.............   1,262,171     745,478      216,211              103,722
 Net asset value of units redeemed or used to meet
   contract obligations..............................    (279,879)    (72,035)     (81,150)              (6,296)
                                                       ----------    --------     --------             --------
Net increase from unit transactions..................     982,292     673,443      135,061               97,426
                                                       ----------    --------     --------             --------
Net increase in net assets...........................   1,151,525     665,306      142,060              101,603
Net assets beginning of period.......................     714,690      49,384      101,603                    0
                                                       ----------    --------     --------             --------
Net assets end of period*............................  $1,866,215    $714,690     $243,663             $101,603
                                                       ==========    ========     ========             ========
Unit transactions:
Units outstanding beginning of period................      67,719       4,853        9,723                    0
Units issued during the period.......................     113,984      69,677       19,616               10,380
Units redeemed during the period.....................     (25,276)     (6,811)      (7,362)                (657)
                                                       ----------    --------     --------             --------
Units outstanding end of period......................     156,427      67,719       21,977                9,723
                                                       ==========    ========     ========             ========
----------
 *Includes undistributed net investment income of:     $  143,094    $ 39,134     $ 11,176             $  4,177
                                                       ==========    ========     ========             ========
**Commencement of operations

                      See notes to financial statements.

                                 Corporate Sponsored Variable Universal Life
-------------------------------------------------------------------------------------------------------------
                                                T. Rowe Price
-------------------------------------------------------------------------------------------------------------
                                                                                        Personal Strategy
   International Stock           Limited Term Bond           New America Growth             Balanced
       Subaccount                   Subaccount                   Subaccount                Subaccount
------------------------- ------------------------------  ------------------------  ------------------------
For the year For the year For the year   For the period   For the year For the year For the year For the year
   ended        ended        ended     February 1, 1999**    ended        ended        ended        ended
December 31, December 31, December 31,      through       December 31, December 31, December 31, December 31,
    2000         1999         2000     December 31, 1999      2000         1999         2000         1999
------------ ------------ ------------ ------------------ ------------ ------------ ------------ ------------
 $   74,383    $  2,061     $ 1,499          $   45         $ 52,479    $  19,751    $   72,991   $  15,098
    (32,047)      1,541         (33)             (2)         (22,967)       7,059        (2,525)      5,226
   (186,480)     26,668         852             (38)         (83,372)       7,101       (27,008)       (278)
 ----------    --------     -------          ------         --------    ---------    ----------   ---------
   (144,144)     30,270       2,318               5          (53,860)      33,911        43,458      20,046
 ----------    --------     -------          ------         --------    ---------    ----------   ---------
  2,287,853     105,728      32,552           1,021          277,405      367,884     1,139,090     324,297
   (253,632)    (12,925)     (2,220)            (66)         (95,257)    (101,482)      (97,518)   (251,898)
 ----------    --------     -------          ------         --------    ---------    ----------   ---------
  2,034,221      92,803      30,332             955          182,148      266,402     1,041,572      72,399
 ----------    --------     -------          ------         --------    ---------    ----------   ---------
  1,890,077     123,073      32,650             960          128,288      300,313     1,085,030      92,445
    138,122      15,049         960               0          348,533       48,220       101,364       8,919
 ----------    --------     -------          ------         --------    ---------    ----------   ---------
 $2,028,199    $138,122     $33,610          $  960         $476,821    $ 348,533    $1,186,394   $ 101,364
 ==========    ========     =======          ======         ========    =========    ==========   =========
      9,827       1,427          95               0           27,453        4,282         8,978         856
    186,460       9,599       3,180             104           22,230       31,991        99,168      31,131
    (20,671)     (1,199)       (217)             (9)          (7,633)      (8,820)       (8,490)    (23,009)
 ----------    --------     -------          ------         --------    ---------    ----------   ---------
    175,616       9,827       3,058              95           42,050       27,453        99,656       8,978
 ==========    ========     =======          ======         ========    =========    ==========   =========
 $   76,679    $  2,296     $ 1,544          $   45         $ 73,183    $  20,704    $   88,461   $  15,470
 ==========    ========     =======          ======         ========    =========    ==========   =========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                        Corporate Sponsored Variable Universal Life
                                         -------------------------------------------------------------------------
                                                         Fidelity Variable Insurance Products Funds
                                         -------------------------------------------------------------------------
                                                         VIP                                 VIP II
                                                        Growth                             Contrafund
                                                      Subaccount                           Subaccount
                                         -----------------------------------  ------------------------------------
                                                             For the period                       For the period
                                           For the year    November 2, 1999**   For the year    December 8, 1999**
                                               ended            through             ended            through
                                         December 31, 2000 December 31, 1999  December 31, 2000 December 31, 1999
                                         ----------------- ------------------ ----------------- ------------------
From operations:
 Net investment income..................    $   40,092          $      0         $    6,303                $     0
 Net realized gain (loss) on investments      (106,405)               26            (47,324)                     0
 Net change in unrealized appreciation
   (depreciation) of investments........       (47,202)            8,729            (53,967)                 1,970
                                            ----------          --------         ----------                -------
Net increase (decrease) in net assets
  resulting from operations.............      (113,515)            8,755            (94,988)                 1,970
                                            ----------          --------         ----------                -------
From unit transactions:
 Net proceeds from the issuance of
   units................................     1,538,960           180,982          2,429,275                 36,973
 Net asset value of units redeemed or
   used to meet contract obligations....      (488,164)             (209)          (194,515)                   (47)
                                            ----------          --------         ----------                -------
Net increase from unit transactions.....     1,050,796           180,773          2,234,760                 36,926
                                            ----------          --------         ----------                -------
Net increase in net assets..............       937,281           189,528          2,139,772                 38,896
Net assets beginning of period..........       189,528                 0             38,896                      0
                                            ----------          --------         ----------                -------
Net assets end of period*...............    $1,126,809          $189,528         $2,178,668                $38,896
                                            ==========          ========         ==========                =======
Unit transactions:
Units outstanding beginning of period...        16,127                 0              3,667                      0
Units issued during the period..........       134,622            16,147            235,115                  3,672
Units redeemed during the period........       (42,703)              (20)           (18,826)                    (5)
                                            ----------          --------         ----------                -------
Units outstanding end of period.........       108,046            16,127            219,956                  3,667
                                            ==========          ========         ==========                =======
----------
  *Includes undistributed net investment
   income of:                               $   40,092          $      0         $    6,303                $     0
                                            ==========          ========         ==========                =======

 **Commencement of operations
***Formerly, Morgan Stanley Dean Witter Universal Funds, Inc.

                      See notes to financial statements.

                                            Corporate Sponsored Variable Universal Life
----------------------------------------------------------------------------------------------------------------------------------
        Fidelity Variable Insurance Products Funds                        The Universal Institutional Funds, Inc.***
---------------------------------------------------------  -----------------------------------------------------------------------
      VIP III              VIP II            VIP III
Growth Opportunities   Asset Manager     Growth & Income              Equity Growth               Fixed Income          Value
     Subaccount          Subaccount         Subaccount                  Subaccount                 Subaccount        Subaccount
-------------------- ------------------ ------------------ -----------------------------------  ----------------- -----------------
   For the period      For the period     For the period                       For the period    For the period    For the period
  March 31, 2000**   February 4, 2000** January 13, 2000**   For the year    December 8, 1999** January 6, 2000**  May 22, 2000**
      through             through            through             ended            through            through           through
 December 31, 2000   December 31, 2000  December 31, 2000  December 31, 2000 December 31, 1999  December 31, 2000 December 31, 2000
-------------------- ------------------ ------------------ ----------------- ------------------ ----------------- -----------------
      $      0            $      0          $    6,457         $  22,533          $  4,239         $  232,978          $   435
           397               9,202              91,490           (38,268)                0              3,355            1,333
       (11,804)             (8,742)              2,056           (51,445)            4,904            176,045              538
      --------            --------          ----------         ---------          --------         ----------          -------
       (11,407)                460             100,003           (67,180)            9,143            412,378            2,306
      --------            --------          ----------         ---------          --------         ----------          -------
       125,691             505,676           4,437,094           632,725           121,757          3,615,737           18,053
        (2,093)            (22,325)           (172,034)         (326,534)             (188)           (50,524)            (387)
      --------            --------          ----------         ---------          --------         ----------          -------
       123,598             483,351           4,265,060           306,191           121,569          3,565,213           17,666
      --------            --------          ----------         ---------          --------         ----------          -------
       112,191             483,811           4,365,063           239,011           130,712          3,977,591           19,972
             0                   0                   0           130,712                 0                  0                0
      --------            --------          ----------         ---------          --------         ----------          -------
      $112,191            $483,811          $4,365,063         $ 369,723          $130,712         $3,977,591          $19,972
      ========            ========          ==========         =========          ========         ==========          =======
             0                   0                   0            12,171                 0                  0                0
        13,776              51,754             470,068            55,554            12,190            361,701            1,691
          (230)             (2,285)            (18,225)          (28,670)              (19)            (5,054)             (36)
      --------            --------          ----------         ---------          --------         ----------          -------
        13,546              49,469             451,843            39,055            12,171            356,647            1,655
      ========            ========          ==========         =========          ========         ==========          =======

      $      0            $      0          $    6,457         $  26,772          $  4,239         $  232,978          $   435
      ========            ========          ==========         =========          ========         ==========          =======

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L


                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                                      Corporate Sponsored Variable Universal Life
                                                            ---------------------------------------------------------------
                                                                                   Janus Aspen Series
                                                            ---------------------------------------------------------------

                                                                   Aggressive Growth                Flexible Income
                                                                      Subaccount                       Subaccount
                                                            ------------------------------  -------------------------------
                                                              For the      For the period     For the      For the period
                                                             year ended  December 8, 1999**  year ended  December 27, 1999**
                                                            December 31,      through       December 31,       through
                                                                2000     December 31, 1999      2000      December 31, 1999
                                                            ------------ ------------------ ------------ -------------------
From operations:
 Net investment income.....................................  $   88,766       $      0       $  187,459        $   437
 Net realized gain (loss) on investments...................    (313,107)             2           (2,249)             0
 Net change in unrealized appreciation (depreciation) of
   investments.............................................    (348,905)        24,479           97,100           (425)
                                                             ----------       --------       ----------        -------
Net increase (decrease) in net assets resulting from
  operations...............................................    (573,246)        24,481          282,310             12
                                                             ----------       --------       ----------        -------
From unit transactions:
 Net proceeds from the issuance of units...................   2,683,340        228,583        6,091,246         12,891
 Net asset value of units redeemed or used to meet contract
   obligations.............................................    (523,661)          (282)        (118,226)             0
                                                             ----------       --------       ----------        -------
Net increase from unit transactions........................   2,159,679        228,301        5,973,020         12,891
                                                             ----------       --------       ----------        -------
Net increase in net assets.................................   1,586,433        252,782        6,255,330         12,903
Net assets beginning of period.............................     252,782              0           12,903              0
                                                             ----------       --------       ----------        -------
Net assets end of period*..................................  $1,839,215       $252,782       $6,268,233        $12,903
                                                             ==========       ========       ==========        =======
Unit transactions:
Units outstanding beginning of period......................      22,352              0            1,289              0
Units issued during the period.............................     269,575         22,380          599,770          1,289
Units redeemed during the period...........................     (52,608)           (28)         (11,641)             0
                                                             ----------       --------       ----------        -------
Units outstanding end of period............................     239,319         22,352          589,418          1,289
                                                             ==========       ========       ==========        =======
----------
 *Includes undistributed net investment income of:           $   88,766       $      0       $  187,896        $   437
                                                             ==========       ========       ==========        =======

** Commencement of operations.

                      See notes to financial statements.

                                Corporate Sponsored Variable Universal Life
-----------------------------------------------------------------------------------------------------------
                                            Janus Aspen Series
-----------------------------------------------------------------------------------------------------------
                                                                          Capital            Strategic
     International Growth                 Worldwide Growth              Appreciation           Value
          Subaccount                         Subaccount                  Subaccount         Subaccount
------------------------------- -----------------------------------  ------------------ -------------------
  For the      For the period                       For the period     For the period     For the period
 year ended  December 2, 1999**      For the      December 2, 1999** February 4, 2000** December 27, 2000**
December 31,      through          year ended          through            through             through
    2000     December 31, 1999  December 31, 2000 December 31, 1999  December 31, 2000   December 31, 2000
------------ ------------------ ----------------- ------------------ ------------------ -------------------
 $  159,745        $    0          $  101,611          $      0           $  5,293             $  0
    (85,359)            0            (321,935)                9            (31,031)               0

   (847,849)          493            (168,424)            7,000            (12,520)               5
 ----------        ------          ----------          --------           --------             ----
   (773,463)          493            (388,748)            7,009            (38,258)               5
 ----------        ------          ----------          --------           --------             ----
  4,414,228         3,366           2,325,463           110,815            927,886              875

   (111,453)           (8)           (279,778)             (102)           (52,947)               0
 ----------        ------          ----------          --------           --------             ----
  4,302,775         3,358           2,045,685           110,713            874,939              875
 ----------        ------          ----------          --------           --------             ----
  3,529,312         3,851           1,656,937           117,722            836,681              880
      3,851             0             117,722                 0                  0                0
 ----------        ------          ----------          --------           --------             ----
 $3,533,163        $3,851          $1,774,659          $117,722           $836,681             $880
 ==========        ======          ==========          ========           ========             ====
        317             0              10,224                 0                  0                0
    354,278           318             196,009            10,234            109,299               88
     (8,945)           (1)            (23,582)              (10)            (6,237)               0
 ----------        ------          ----------          --------           --------             ----
    345,650           317             182,651            10,224            103,062               88
 ==========        ======          ==========          ========           ========             ====

 $  159,745        $    0          $  101,611          $      0           $  5,293             $  0
 ==========        ======          ==========          ========           ========             ====



                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS



1. Organization and Business

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance Policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance Policies (CSVUL) is presented here.

   There are currently thirty eight Corporate Sponsored Variable Universal Life Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Variable Investment Fund, the Dreyfus Stock Index Fund, the Dreyfus Socially Responsible Growth Fund, Inc., the Van Eck Worldwide Insurance Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., Fidelity Variable Insurance Products Funds, Janus Aspen Series and The Universal Institutional Funds, Inc. (collectively the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   A full presentation of the related financial statements and footnotes of each of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. Significant Accounting Policies

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income and distributions of net realized gains from the portfolios of the Funds are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized

                                 MONY AMERICA

                              Variable Account L


                   NOTES TO FINANCIAL STATEMENTS (continued)



gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. Related Party Transactions

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, mortality and expense risk charge and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Universal Life Subaccounts for the year ended December 31, 2000 aggregated $5,521,511.

   As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. Investment Transactions:

   Cost of shares of acquired and proceeds from shares redeemed by each subaccount during the period ended December 31, 2000 were as follows:

                                                                Cost of
                                                            Shares Acquired       Proceeds from
Corporate Sponsored Variable Universal Life Subaccounts (Excludes Reinvestments) Shares Redeemed
------------------------------------------------------- ------------------------ ---------------

    MONY Series Fund, Inc.
    Money Market Portfolio.............................       $192,325,569        $182,242,223
    Intermediate Term Bond Portfolio...................          2,750,272           1,139,323
    Long Term Bond Portfolio...........................          3,604,096           1,618,988
    Government Securities Portfolio....................          1,036,121             418,418

    Enterprise Accumulation Trust
    Equity Portfolio...................................          2,394,664           1,236,852
    Small Company Value Portfolio......................            795,929             384,775
    Managed Portfolio..................................            232,640             219,507
    International Growth Portfolio.....................            347,052             935,329
    High Yield Bond Portfolio..........................          2,467,070           1,459,404
    Small Company Growth Portfolio.....................            603,658             344,129
    Growth Portfolio...................................            973,897               4,814

    Dreyfus Variable Investment Fund
    Appreciation Portfolio.............................          1,718,811             968,843
    Small Company Stock Portfolio......................            563,036             310,511
    Dreyfus Stock Index Fund...........................         18,525,211           7,361,932
    Dreyfus Socially Responsible Growth Fund, Inc......            310,532             142,583

                                 MONY AMERICA

                              Variable Account L


                   NOTES TO FINANCIAL STATEMENTS (continued)



                                                                Cost of
                                                            Shares Acquired       Proceeds from
Corporate Sponsored Variable Universal Life Subaccounts (Excludes Reinvestments) Shares Redeemed
------------------------------------------------------- ------------------------ ---------------

      Van Eck Worldwide Insurance Trust
      Hard Assets Portfolio............................           18,913                1,127
      Worldwide Bond Portfolio.........................           95,267               61,603
      Worldwide Emerging Markets Portfolio.............          229,065               83,673

      T. Rowe Price Equity Series, Inc.
      Equity Income Portfolio..........................        1,428,972              446,681
      Prime Reserve Portfolio..........................          311,864              176,803
      International Stock Portfolio....................        2,394,281              360,059
      Limited Term Portfolio...........................           32,560                2,229
      New America Growth Portfolio.....................          452,164              270,016
      Personal Strategic Balance Portfolio.............        1,634,366              592,794

      Fidelity Variable Insurance Products Funds
      VIP Growth Portfolio.............................        2,965,894            1,915,097
      VIP II Contrafund Portfolio......................        3,563,784            1,329,024
      VIP III Growth Opportunities Portfolio...........          142,164               18,566
      VIP II Asset Manager Portfolio...................        1,066,389              583,038
      VIP III Growth & Income Portfolio................        8,498,460            4,233,400

      The Universal Institutional Funds, Inc.
      Equity Growth Portfolio..........................        1,270,033              963,841
      Fixed Income Portfolio...........................        3,622,509               57,296
      Value Portfolio..................................           55,410               37,745
      Janus Aspen Series
      Aggressive Growth Portfolio......................        3,822,082            1,662,403
      Flexible Income Portfolio........................        6,220,825              247,805
      International Growth Portfolio...................        4,703,689              400,913
      Worldwide Growth Portfolio.......................        4,244,725            2,199,040
      Capital Appreciation Portfolio...................        1,138,070              263,130
      Strategic Value Portfolio........................              875                    0

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- Corporate Sponsored
  Variable Universal Life:

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting MONY America Variable Account L Corporate Sponsored Variable Universal Life at December 31, 1999, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with fund transfer agents, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 11, 2000

                                 MONY AMERICA

                              Variable Account L


                      STATEMENT OF ASSETS AND LIABILITIES


                               December 31, 1999


                                                              Corporate Sponsored Variable Universal Life
                                                           ------------------------------------------------
                                                                        MONY Series Fund, Inc.
                                                           ------------------------------------------------
                                                             Money     Intermediate Long Term    Government
                                                             Market     Term Bond      Bond      Securities
                                                           Subaccount   Subaccount  Subaccount   Subaccount
                                                           ----------- ------------ -----------  ----------
                          ASSETS
Shares held in respective Funds...........................  19,217,889     75,698     1,515,220     185,346
                                                           ===========   ========   ===========  ==========
Investments at cost....................................... $19,217,889   $842,439   $20,821,825  $2,036,536
                                                           ===========   ========   ===========  ==========
Investments in respective Funds at net asset value........ $19,217,889   $819,054   $18,667,512  $2,022,124
                                                           -----------   --------   -----------  ----------
Net assets................................................ $19,217,889   $819,054   $18,667,512  $2,022,124
                                                           ===========   ========   ===========  ==========
Net assets consist of:
 Contractholders' net payments............................ $18,810,060   $805,957   $19,859,060  $1,981,267
 Undistributed net investment income......................     407,829     43,049     1,037,304      55,001
 Accumulated net realized gain (loss) on investments......           0     (6,567)      (74,539)        268
 Net unrealized appreciation (depreciation) of investments           0    (23,385)   (2,154,313)    (14,412)
                                                           -----------   --------   -----------  ----------
Net assets................................................ $19,217,889   $819,054   $18,667,512  $2,022,124
                                                           ===========   ========   ===========  ==========
Number of units outstanding*..............................   1,712,047     76,605     1,836,729     189,531
                                                           -----------   --------   -----------  ----------
Net asset value per unit outstanding*..................... $     11.23   $  10.69   $     10.16  $    10.67
                                                           ===========   ========   ===========  ==========

----------
 * Units outstanding have been rounded for presentation purposes.
** Formerly Small Cap Subaccount.

                      See notes to financial statements.

                  Corporate Sponsored Variable Universal Life
  ---------------------------------------------------------------------------
                         Enterprise Accumulation Trust
  ---------------------------------------------------------------------------
             Small Company            International High Yield   Small Company
    Equity       Value      Managed      Growth        Bond         Growth
  Subaccount Subaccount**  Subaccount  Subaccount   Subaccount    Subaccount
  ---------- ------------- ---------- ------------- -----------  -------------
      36,615     17,903        9,820      112,260     3,964,354      17,471
  ==========   ========     ========   ==========   ===========    ========
  $1,393,582   $529,915     $400,754   $  780,614   $21,268,818    $137,403
  ==========   ========     ========   ==========   ===========    ========
  $1,414,075   $563,045     $356,471   $1,042,897   $20,059,629    $148,504
  ----------   --------     --------   ----------   -----------    --------
  $1,414,075   $563,045     $356,471   $1,042,897   $20,059,629    $148,504
  ==========   ========     ========   ==========   ===========    ========
  $1,268,810   $465,528     $272,200   $  732,561   $19,730,660    $137,404
     111,969     80,067      142,360       38,121     1,609,729           0
      12,803    (15,680)     (13,806)       9,932       (71,571)         (1)
      20,493     33,130      (44,283)     262,283    (1,209,189)     11,101
  ----------   --------     --------   ----------   -----------    --------
  $1,414,075   $563,045     $356,471   $1,042,897   $20,059,629    $148,504
  ==========   ========     ========   ==========   ===========    ========
     102,764     36,787       28,967       70,342     1,769,481      13,697
  ----------   --------     --------   ----------   -----------    --------
  $    13.76   $  15.31     $  12.31   $    14.83   $     11.34    $  10.84
  ==========   ========     ========   ==========   ===========    ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L


                STATEMENT OF ASSETS AND LIABILITIES (continued)


                               December 31, 1999



                                                                 Corporate Sponsored Variable Universal Life
                                                           --------------------------------------------------------
                                                           Dreyfus Variable Investment Fund
                                                           -------------------------------
                                                                                  Small      Dreyfus      Dreyfus
                                                              Capital            Company      Stock      Socially
                                                            Appreciation          Stock       Index     Responsible
                                                             Subaccount         Subaccount  Subaccount  Subaccount
                                                           ------------        ----------   ----------- -----------
                          ASSETS
Shares held in respective Funds...........................      44,112            47,339        797,914     2,048
                                                            ==========          ========    ===========   =======
Investments at cost.......................................  $1,656,498          $701,730    $27,037,660   $69,387
                                                            ==========          ========    ===========   =======
Investments in respective Funds at net asset value........  $1,758,756          $790,084    $30,679,794   $80,009
                                                            ----------          --------    -----------   -------
Net assets................................................  $1,758,756          $790,084    $30,679,794   $80,009
                                                            ==========          ========    ===========   =======
Net assets consist of:
 Contractholders' net payments............................  $1,534,210          $709,345    $26,154,098   $66,631
 Undistributed net investment income......................      20,235             1,046        472,194     2,674
 Accumulated net realized gain (loss) on investments......     102,053            (8,661)       411,368        82
 Net unrealized appreciation (depreciation) of investments     102,258            88,354      3,642,134    10,622
                                                            ----------          --------    -----------   -------
Net assets................................................  $1,758,756          $790,084    $30,679,794   $80,009
                                                            ==========          ========    ===========   =======
Number of units outstanding*..............................     118,872            78,184      1,903,421     6,671
                                                            ----------          --------    -----------   -------
Net asset value per unit outstanding*.....................  $    14.80          $  10.11    $     16.12   $ 11.99
                                                            ==========          ========    ===========   =======

----------
* Unitsoutstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                Corporate Sponsored Variable Universal Life
----------------------------------------------------------------------------------------------------------
  Van Eck Worldwide Insurance Trust                               T. Rowe Price
-------------------------------------- -------------------------------------------------------------------
                                                                                         New      Personal
   Hard    Worldwide     Worldwide       Equity     Prime    International  Limited    America    Strategy
  Assets      Bond    Emerging Markets   Income    Reserve       Stock        Term      Growth    Balance
Subaccount Subaccount    Subaccount    Subaccount Subaccount  Subaccount   Subaccount Subaccount Subaccount
---------- ---------- ---------------- ---------- ---------- ------------- ---------- ---------- ----------
     312      4,892         4,943         38,157    101,603       7,254         200      13,313      6,335
  ======    =======       =======       ========   ========    ========      ======    ========   ========
  $3,236    $54,199       $51,198       $764,536   $101,603    $110,897      $  998    $337,210   $101,715
  ======    =======       =======       ========   ========    ========      ======    ========   ========
  $3,422    $52,300       $70,493       $714,690   $101,603    $138,122      $  960    $348,533   $101,364
  ------    -------       -------       --------   --------    --------      ------    --------   --------
  $3,422    $52,300       $70,493       $714,690   $101,603    $138,122      $  960    $348,533   $101,364
  ======    =======       =======       ========   ========    ========      ======    ========   ========
  $3,242    $53,038       $47,374       $722,276   $ 97,426    $107,061      $  955    $309,437   $ 81,016
       3      1,150           197         39,134      4,177       2,296          45      20,704     15,470
      (9)        11         3,627          3,126          0       1,540          (2)      7,069      5,229
     186     (1,899)       19,295        (49,846)         0      27,225         (38)     11,323       (351)
  ------    -------       -------       --------   --------    --------      ------    --------   --------
  $3,422    $52,300       $70,493       $714,690   $101,603    $138,122      $  960    $348,533   $101,364
  ======    =======       =======       ========   ========    ========      ======    ========   ========
     343      5,105         7,590         67,719      9,723       9,827          95      27,453      8,978
  ------    -------       -------       --------   --------    --------      ------    --------   --------
  $ 9.98    $ 10.24       $  9.29       $  10.55   $  10.45    $  14.06      $10.06    $  12.70   $  11.29
  ======    =======       =======       ========   ========    ========      ======    ========   ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L


                STATEMENT OF ASSETS AND LIABILITIES (continued)


                               December 31, 1999


                                                          Corporate Sponsored Variable Universal Life
                                   ------------------------------------------------------------------------------------------
                                     Fidelity Variable                                                     Morgan Stanley
                                         Insurance                                                           Dean Witter
                                      Products Funds                   Janus Aspen Series               Universal Funds, Inc.
                                   --------------------- ---------------------------------------------- ---------------------
                                      VIP       VIP II   Aggressive  Flexible  International Worldwide         Equity
                                     Growth     Contra     Growth     Income      Growth       Growth          Growth
                                   Subaccount Subaccount Subaccount Subaccount  Subaccount   Subaccount      Subaccount
                                   ---------- ---------- ---------- ---------- ------------- ---------- ---------------------
              ASSETS
Shares held in respective Funds...     3,450     1,334       4,235     1,130         100         2,465           6,436
                                    ========   =======    ========   =======      ======      ========        ========
Investments at cost...............  $180,799   $36,926    $228,303   $13,328      $3,358      $110,722        $125,808
                                    ========   =======    ========   =======      ======      ========        ========
Investments in respective Funds at
  net asset value.................  $189,528   $38,896    $252,782   $12,903      $3,851      $117,722        $130,712
                                    --------   -------    --------   -------      ------      --------        --------
Net assets........................  $189,528   $38,896    $252,782   $12,903      $3,851      $117,722        $130,712
                                    ========   =======    ========   =======      ======      ========        ========
Net assets consist of:
 Contractholders' net
   payments.......................  $180,773   $36,926    $228,301   $12,891      $3,358      $110,713        $121,569
 Undistributed net investment
   income.........................         0         0           0       437           0             0           4,239
 Accumulated net realized gain
   on investments.................        26         0           2         0           0             9               0
 Net unrealized appreciation
   (depreciation) of
   investments....................     8,729     1,970      24,479      (425)        493         7,000           4,904
                                    --------   -------    --------   -------      ------      --------        --------
Net assets........................  $189,528   $38,896    $252,782   $12,903      $3,851      $117,722        $130,712
                                    ========   =======    ========   =======      ======      ========        ========
Number of units outstanding*......    16,127     3,667      22,352     1,289         317        10,224          12,171
                                    --------   -------    --------   -------      ------      --------        --------
Net asset value per unit
  outstanding*....................  $  11.75   $ 10.61    $  11.31   $ 10.01      $12.15      $  11.51        $  10.74
                                    ========   =======    ========   =======      ======      ========        ========

----------
* Unitsoutstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L


                            STATEMENT OF OPERATIONS


                     For the year ended December 31, 1999


                                                                       Corporate Sponsored Variable Universal Life
                                                                     ----------------------------------------------
                                                                                 MONY Series Fund, Inc.
                                                                     ----------------------------------------------
                                                                       Money    Intermediate Long Term    Government
                                                                       Market    Term Bond      Bond      Securities
                                                                     Subaccount  Subaccount  Subaccount   Subaccount
                                                                     ---------- ------------ -----------  ----------
Dividend and net investment income..................................  $345,020    $ 35,406   $ 1,028,956   $ 36,509
                                                                      --------    --------   -----------   --------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments............................         0      (6,511)      (74,609)      (267)
 Net change in unrealized appreciation (depreciation) of investments         0     (28,840)   (2,165,463)   (27,741)
                                                                      --------    --------   -----------   --------
Net realized and unrealized gain (loss) on investments..............         0     (35,351)   (2,240,072)   (28,008)
                                                                      --------    --------   -----------   --------
Net increase (decrease) in net assets resulting from operations.....  $345,020    $     55   $(1,211,116)  $  8,501
                                                                      ========    ========   ===========   ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L


                      STATEMENT OF OPERATIONS (continued)


                                                            Corporate Sponsored Variable Universal Life
                                        -----------------------------------------------------------------------------------
                                                                   Enterprise Accumulation Trust
                                        -----------------------------------------------------------------------------------
                                                     Small Company              International  High Yield    Small Company
                                           Equity        Value       Managed       Growth         Bond          Growth
                                         Subaccount  Subaccount**   Subaccount   Subaccount    Subaccount     Subaccount
                                        ------------ ------------- ------------ ------------- ------------ -----------------
                                                                                                            For the period
                                        For the year For the year  For the year For the year  For the year December 8, 1999*
                                           ended         ended        ended         ended        ended          through
                                        December 31, December 31,  December 31, December 31,  December 31,   December 31,
                                            1999         1999          1999         1999          1999           1999
                                        ------------ ------------- ------------ ------------- ------------ -----------------
Dividend and net investment income.....   $110,007     $ 35,776      $ 56,019     $ 23,845    $ 1,578,167       $     0
                                          --------     --------      --------     --------    -----------       -------
Realized and unrealized gain (loss) on
  investments:
 Net realized gain (loss) on
   investments.........................      6,521      (17,101)      (14,912)       9,678        (71,226)           (1)
 Net change in unrealized
   appreciation (depreciation) of
   investments.........................     20,255       57,257        29,662      259,460     (1,182,329)       11,101
                                          --------     --------      --------     --------    -----------       -------
Net realized and unrealized gain (loss)
  on investments.......................     26,776       40,156        14,750      269,138     (1,253,555)       11,100
                                          --------     --------      --------     --------    -----------       -------
Net increase in net assets resulting
  from operations......................   $136,783     $ 75,932      $ 70,769     $292,983    $   324,612       $11,100
                                          ========     ========      ========     ========    ===========       =======

----------
 * Commencement of operations.
** Formerly Small Cap Subaccount.

                      See notes to financial statements.

                                Corporate Sponsored Variable Universal Life
------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund                                      Van Eck Worldwide Insurance Trust
-------------------------------                                   ------------------------------------------
                                                    Dreyfus
  Capital          Small Company   Dreyfus         Socially                     Worldwide      Worldwide
Appreciation           Stock     Stock Index      Responsible     Hard Assets      Bond     Emerging Markets
 Subaccount         Subaccount    Subaccount      Subaccount       Subaccount   Subaccount     Subaccount
------------       ------------- ------------ ------------------- ------------ ------------ ----------------
                                                For the period
For the year       For the year  For the year September 30, 1999* For the year For the year   For the year
   ended               ended        ended           through          ended        ended          ended
December 31,       December 31,  December 31,    December 31,     December 31, December 31,   December 31,
    1999               1999          1999            1999             1999         1999           1999
------------       ------------- ------------ ------------------- ------------ ------------ ----------------
  $ 16,245            $     0     $  432,056        $ 2,674           $  3       $ 1,150        $     0
  --------            -------     ----------        -------           ----       -------        -------
   100,007             (7,540)       386,134             82             (4)          (19)         8,133
    35,110             82,425      3,009,797         10,622            211        (3,363)        24,877
  --------            -------     ----------        -------           ----       -------        -------
   135,117             74,885      3,395,931         10,704            207        (3,382)        33,010
  --------            -------     ----------        -------           ----       -------        -------
  $151,362            $74,885     $3,827,987        $13,378           $210       $(2,232)       $33,010
  ========            =======     ==========        =======           ====       =======        =======

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L


                      STATEMENT OF OPERATIONS (continued)



                                                              Corporate Sponsored Variable Universal Life
                                        ---------------------------------------------------------------------------------------
                                                                             T. Rowe Price
                                        ---------------------------------------------------------------------------------------
                                                                                                                      Personal
                                           Equity                      International      Limited      New America    Strategy
                                           Income      Prime Reserve       Stock         Term Bond        Growth      Balance
                                         Subaccount     Subaccount      Subaccount      Subaccount      Subaccount   Subaccount
                                        ------------ ----------------- ------------- ----------------- ------------ ------------
                                                      For the period                  For the period
                                        For the year February 1, 1999* For the year  February 1, 1999* For the year For the year
                                           ended          through          ended          through         ended        ended
                                        December 31,   December 31,    December 31,    December 31,    December 31, December 31,
                                            1999           1999            1999            1999            1999         1999
                                        ------------ ----------------- ------------- ----------------- ------------ ------------
Dividend and net investment
  income...............................   $ 37,491        $4,177          $ 2,061          $ 45          $19,751      $15,098
                                          --------        ------          -------          ----          -------      -------
Realized and unrealized gain (loss) on
  investments:
 Net realized gain (loss) on
   investments.........................      3,114             0            1,541            (2)           7,059        5,226
 Net change in unrealized
   appreciation (depreciation) of
   investments.........................    (48,742)            0           26,668           (38)           7,101         (278)
                                          --------        ------          -------          ----          -------      -------
Net realized and unrealized gain (loss)
  on investments.......................    (45,628)            0           28,209           (40)          14,160        4,948
                                          --------        ------          -------          ----          -------      -------
Net increase (decrease) in net assets
  resulting from operations............   $ (8,137)       $4,177          $30,270          $  5          $33,911      $20,046
                                          ========        ======          =======          ====          =======      =======

----------
*  Commencement of operations.

                      See notes to financial statements.

                                           Corporate Sponsored Variable Universal Life
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Morgan Stanley
    Fidelity Variable Insurance                                                                                     Dean Witter
          Products Funds                                       Janus Aspen Series                              Universal Funds, Inc.
----------------------------------- ------------------------------------------------------------------------   ---------------------
       VIP                             Aggressive                          International       Worldwide
     Growth         VIP II Contra        Growth        Flexible Income        Growth            Growth             Equity Growth
   Subaccount        Subaccount        Subaccount         Subaccount        Subaccount        Subaccount            Subaccount
----------------- ----------------- ----------------- ------------------ ----------------- -----------------   ---------------------
 For the period    For the period    For the period     For the period    For the period    For the period        For the period
November 2, 1999* December 8, 1999* December 8, 1999* December 27, 1999* December 2, 1999* December 2, 1999*     December 8, 1999*
     through           through           through           through            through           through               through
  December 31,      December 31,      December 31,       December 31,      December 31,      December 31,          December 31,
      1999              1999              1999               1999              1999              1999                  1999
----------------- ----------------- ----------------- ------------------ ----------------- -----------------   ---------------------
     $    0            $    0            $     0            $ 437              $  0             $    0                $4,239
     ------            ------            -------            -----              ----             ------                ------
         26                 0                  2                0                 0                  9                     0
      8,729             1,970             24,479             (425)              493              7,000                 4,904
     ------            ------            -------            -----              ----             ------                ------
      8,755             1,970             24,481             (425)              493              7,009                 4,904
     ------            ------            -------            -----              ----             ------                ------
     $8,755            $1,970            $24,481            $  12              $493             $7,009                $9,143
     ======            ======            =======            =====              ====             ======                ======


                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L


                      STATEMENT OF CHANGES IN NET ASSETS


                                                                        Corporate Sponsored Variable
                                                                               Universal Life
                                                                        ---------------------------
                                                                           MONY Series Fund, Inc.
                                                                        ---------------------------
                                                                                Money Market
                                                                                 Subaccount
                                                                        ---------------------------
                                                                          For the         For the
                                                                         year ended      year ended
                                                                        December 31,    December 31,
                                                                            1999            1998
                                                                        ------------    ------------
From operations:
 Net investment income................................................. $    345,020    $    49,821
 Net realized gain (loss) on investments...............................            0              0
 Net change in unrealized appreciation (depreciation) of investments...            0              0
                                                                        ------------    -----------
Net increase (decrease) in net assets resulting from operations........      345,020         49,821
                                                                        ------------    -----------
From unit transactions:
 Net proceeds from the issuance of units...............................   77,560,082      6,078,380
 Net asset value of units redeemed or used to meet contract obligations  (61,373,092)    (4,286,177)
                                                                        ------------    -----------
Net increase from unit transactions....................................   16,186,990      1,792,203
                                                                        ------------    -----------
Net increase in net assets.............................................   16,532,010      1,842,024
Net assets beginning of period.........................................    2,685,879        843,855
                                                                        ------------    -----------
Net assets end of period*.............................................. $ 19,217,889    $ 2,685,879
                                                                        ============    ===========
Unit transactions:
Units outstanding beginning of period..................................      251,238         83,085
Units issued during the period.........................................    8,571,435        494,235
Units redeemed during the period.......................................   (7,110,626)      (326,082)
                                                                        ------------    -----------
Units outstanding end of period........................................    1,712,047        251,238
                                                                        ============    ===========
----------
 *Includes undistributed net investment income of:                      $    407,829    $    62,809
                                                                        ============    ===========

** Commencement of operations.

                      See notes to financial statements.


                          Corporate Sponsored Variable Universal Life
----------------------------------------------------------------------------------------------
                                    MONY Series Fund, Inc.
----------------------------------------------------------------------------------------------
    Intermediate Term Bond              Long Term Bond               Government Securities
          Subaccount                      Subaccount                      Subaccount
------------------------------  ------------------------------  ------------------------------
  For the      For the period     For the      For the period     For the      For the period
 year ended  January 23, 1998**  year ended  January 23, 1998**  year ended  February 9, 1998**
December 31,      through       December 31,      through       December 31,      through
    1999     December 31, 1998      1999     December 31, 1998      1999     December 31, 1998
------------ ------------------ ------------ ------------------ ------------ ------------------
 $  35,406        $  7,643      $ 1,028,956       $  8,348       $   36,509       $ 18,492
    (6,511)            (56)         (74,609)            70             (267)           535
   (28,840)          5,455       (2,165,463)        11,150          (27,741)        13,329
 ---------        --------      -----------       --------       ----------       --------
        55          13,042       (1,211,116)        19,568            8,501         32,356
 ---------        --------      -----------       --------       ----------       --------
   696,328         296,772       20,478,061        323,690        1,186,866        886,032
  (181,862)         (5,281)        (936,588)        (6,103)         (49,795)       (41,836)
 ---------        --------      -----------       --------       ----------       --------
   514,466         291,491       19,541,473        317,587        1,137,071        844,196
 ---------        --------      -----------       --------       ----------       --------
   514,521         304,533       18,330,357        337,155        1,145,572        876,552
   304,533               0          337,155              0          876,552              0
 ---------        --------      -----------       --------       ----------       --------
 $ 819,054        $304,533      $18,667,512       $337,155       $2,022,124       $876,552
 =========        ========      ===========       ========       ==========       ========
    28,549               0           30,651              0           82,700              0
    65,528          29,060        1,909,822         31,230          119,022         86,711
   (17,472)           (511)        (103,744)          (579)         (12,191)        (4,011)
 ---------        --------      -----------       --------       ----------       --------
    76,605          28,549        1,836,729         30,651          189,531         82,700
 =========        ========      ===========       ========       ==========       ========

 $  43,049        $  7,643      $ 1,037,304       $  8,348       $   55,001       $ 18,492
 =========        ========      ===========       ========       ==========       ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L


                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                                            Corporate Sponsored Variable Universal Life
                                                                        --------------------------------------------------
                                                                                   Enterprise Accumulation Trust
                                                                        --------------------------------------------------
                                                                                 Equity              Small Company Value
                                                                               Subaccount               Subaccount***
                                                                        ------------------------  ------------------------
                                                                        For the year For the year For the year For the year
                                                                           ended        ended        ended        ended
                                                                        December 31, December 31, December 31, December 31,
                                                                            1999         1998         1999         1998
                                                                        ------------ ------------ ------------ ------------
From operations:
 Net investment income.................................................  $  110,007    $  1,531    $  35,776     $ 26,454
 Net realized gain (loss) on investments...............................       6,521       6,241      (17,101)       1,253
 Net change in unrealized appreciation (depreciation) of investments...      20,255         (12)      57,257      (13,120)
                                                                         ----------    --------    ---------     --------
Net increase in net assets resulting from operations...................     136,783       7,760       75,932       14,587
                                                                         ----------    --------    ---------     --------
From unit transactions:
 Net proceeds from the issuance of units...............................   1,307,396      59,447      469,522      230,882
 Net asset value of units redeemed or used to meet contract obligations     (64,000)    (46,311)    (413,361)     (24,242)
                                                                         ----------    --------    ---------     --------
Net increase (decrease) from unit transactions.........................   1,243,396      13,136       56,161      206,640
                                                                         ----------    --------    ---------     --------
Net increase (decrease) in net assets..................................   1,380,179      20,896      132,093      221,227
Net assets beginning of period.........................................      33,896      13,000      430,952      209,725
                                                                         ----------    --------    ---------     --------
Net assets end of period*..............................................  $1,414,075    $ 33,896    $ 563,045     $430,952
                                                                         ==========    ========    =========     ========
Unit transactions:
Units outstanding beginning of period..................................       2,848       1,232       34,921       18,628
Units issued during the period.........................................     109,654       5,434       37,233       18,280
Units redeemed during the period.......................................      (9,738)     (3,818)     (35,367)      (1,987)
                                                                         ----------    --------    ---------     --------
Units outstanding end of period........................................     102,764       2,848       36,787       34,921
                                                                         ==========    ========    =========     ========
----------
  * Includesundistributed net investment income of:                      $  111,969    $  1,962    $  80,067     $ 44,291
                                                                         ==========    ========    =========     ========

 ** Commencementof operations.
*** FormerlySmall Cap Subaccount.

                      See notes to financial statements.

                           Corporate Sponsored Variable Universal Life
-------------------------------------------------------------------------------------------------
                                  Enterprise Accumulation Trust
-------------------------------------------------------------------------------------------------
         Managed            International Growth         High Yield Bond      Small Company Growth
       Subaccount                Subaccount                Subaccount              Subaccount
------------------------  ------------------------  ------------------------  --------------------
For the year For the year For the year For the year For the year For the year    For the period
   ended        ended        ended        ended        ended        ended      December 8, 1999**
December 31, December 31, December 31, December 31, December 31, December 31,       through
    1999         1998         1999         1998         1999         1998      December 31, 1999
------------ ------------ ------------ ------------ ------------ ------------ --------------------
 $  56,019     $ 67,233    $   23,845    $ 11,028   $ 1,578,167    $ 29,756         $      0
   (14,912)         966         9,678         314       (71,226)       (362)              (1)
    29,662      (57,275)      259,460       5,752    (1,182,329)    (26,236)          11,101
 ---------     --------    ----------    --------   -----------    --------         --------
    70,769       10,924       292,983      17,094       324,612       3,158           11,100
 ---------     --------    ----------    --------   -----------    --------         --------
   294,982      442,750       550,539     120,360    20,539,013     232,444          137,592
  (861,595)     (22,989)      (29,145)    (18,780)   (1,183,708)    (12,715)            (188)
 ---------     --------    ----------    --------   -----------    --------         --------
  (566,613)     419,761       521,394     101,580    19,355,305     219,729          137,404
 ---------     --------    ----------    --------   -----------    --------         --------
  (495,844)     430,685       814,377     118,674    19,679,917     222,887          148,504
   852,315      421,630       228,520     109,846       379,712     156,825                0
 ---------     --------    ----------    --------   -----------    --------         --------
 $ 356,471     $852,315    $1,042,897    $228,520   $20,059,629    $379,712         $148,504
 =========     ========    ==========    ========   ===========    ========         ========
    75,641       40,391        21,906      12,091        34,788      14,882                0
    25,257       37,287        52,464      11,665     1,854,079      21,095           13,716
   (71,931)      (2,037)       (4,028)     (1,850)     (119,386)     (1,189)             (19)
 ---------     --------    ----------    --------   -----------    --------         --------
    28,967       75,641        70,342      21,906     1,769,481      34,788           13,697
 =========     ========    ==========    ========   ===========    ========         ========

 $ 142,360     $ 86,341    $   38,121    $ 14,276   $ 1,609,729    $ 31,562         $      0
 =========     ========    ==========    ========   ===========    ========         ========


                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                          Corporate Sponsored Variable Universal Life
                                                                     ----------------------------------------------------
                                                                               Dreyfus Variable Investment Fund
                                                                     ----------------------------------------------------

                                                                       Capital Appreciation        Small Company Stock
                                                                            Subaccount                 Subaccount
                                                                     ------------------------  --------------------------
                                                                                                            For the period
                                                                                                             February 13,
                                                                     For the year For the year For the year     1998**
                                                                        ended        ended        ended        through
                                                                     December 31, December 31, December 31,  December 31,
                                                                         1999         1998         1999          1998
                                                                     ------------ ------------ ------------ --------------
From operations:
 Net investment income..............................................  $   16,245    $  2,695    $       0      $  1,046
 Net realized gain (loss) on investments............................     100,007       2,055       (7,540)       (1,121)
 Net change in unrealized appreciation (depreciation) of investments      35,110      68,575       82,425         5,929
                                                                      ----------    --------    ---------      --------
Net increase (decrease) in net assets resulting from operations.....     151,362      73,325       74,885         5,854
                                                                      ----------    --------    ---------      --------
From unit transactions:
 Net proceeds from the issuance of units............................   1,490,345     265,531      526,467       296,497
 Net asset value of units redeemed or used to meet contract
   obligations......................................................    (363,376)    (14,387)    (106,947)       (6,672)
                                                                      ----------    --------    ---------      --------
Net increase from unit transactions.................................   1,126,969     251,144      419,520       289,825
                                                                      ----------    --------    ---------      --------
Net increase in net assets..........................................   1,278,331     324,469      494,405       295,679
Net assets beginning of period......................................     480,425     155,956      295,679             0
                                                                      ----------    --------    ---------      --------
Net assets end of period*...........................................  $1,758,756    $480,425    $ 790,084      $295,679
                                                                      ==========    ========    =========      ========
Unit transactions:
Units outstanding beginning of period...............................      36,191      15,519       32,362             0
Units issued during the period......................................     116,773      22,391       58,620        33,108
Units redeemed during the period....................................     (34,092)     (1,719)     (12,798)         (746)
                                                                      ----------    --------    ---------      --------
Units outstanding end of period.....................................     118,872      36,191       78,184        32,362
                                                                      ==========    ========    =========      ========
----------
 * Includesundistributed net investment income of:                    $   20,235    $  3,990    $   1,046      $  1,046
                                                                      ==========    ========    =========      ========

** Commencement of operations

                      See notes to financial statements.

                                          Corporate Sponsored Variable Universal Life
-------------------------------------------------------------------------------------------------------------------------------
                                                                       Van Eck Worldwide Insurance Trust
                                               --------------------------------------------------------------------------------
         Dreyfus                Dreyfus
       Stock Index        Socially Responsible         Hard Assets               Worldwide Bond           Worldwide Emerging
       Subaccount              Subaccount              Subaccount                  Subaccount             Markets Subaccount
------------------------  -------------------- --------------------------  --------------------------  ------------------------
                             For the period                 For the period              For the period
                             September 30,                     June 15,                  February 13,
For the year For the year        1999**        For the year     1998**     For the year     1998**     For the year For the year
   ended        ended           through           ended        through        ended        through        ended        ended
December 31, December 31,     December 31,     December 31,  December 31,  December 31,  December 31,  December 31, December 31,
    1999         1998             1999             1999          1998          1999          1998          1999         1998
------------ ------------ -------------------- ------------ -------------- ------------ -------------- ------------ ------------
$   432,056   $   39,642        $ 2,674           $    3         $  0        $ 1,150       $     0      $       0     $   197
    386,134       25,220             82               (4)          (5)           (19)           30          8,133      (4,445)
  3,009,797      632,283         10,622              211          (25)        (3,363)        1,464         24,877      (1,662)
-----------   ----------        -------           ------         ----        -------       -------      ---------     -------
  3,827,987      697,145         13,378              210          (30)        (2,232)        1,494         33,010      (5,910)
-----------   ----------        -------           ------         ----        -------       -------      ---------     -------
 23,789,517    3,380,123         67,417            3,174          249         35,112        19,806         29,369      22,510
   (840,260)    (187,687)          (786)            (173)          (8)        (1,399)         (481)       (17,369)     (3,996)
-----------   ----------        -------           ------         ----        -------       -------      ---------     -------
 22,949,257    3,192,436         66,631            3,001          241         33,713        19,325         12,000      18,514
-----------   ----------        -------           ------         ----        -------       -------      ---------     -------
 26,777,244    3,889,581         80,009            3,211          211         31,481        20,819         45,010      12,604
  3,902,550       12,969              0              211            0         20,819                       25,483      12,879
-----------   ----------        -------           ------         ----        -------       -------      ---------     -------
$30,679,794   $3,902,550        $80,009           $3,422         $211        $52,300       $20,819      $  70,493     $25,483
===========   ==========        =======           ======         ====        =======       =======      =========     =======
    291,990        1,244              0               26            0          1,873             0          5,495       1,829
  1,696,879      306,624          6,742              335           27          3,398         1,919          4,827       4,961
    (85,448)     (15,878)           (71)             (18)          (1)          (166)          (46)        (2,732)     (1,295)
-----------   ----------        -------           ------         ----        -------       -------      ---------     -------
  1,903,421      291,990          6,671              343           26          5,105         1,873          7,590       5,495
===========   ==========        =======           ======         ====        =======       =======      =========     =======

$   472,194   $   40,138        $ 2,674           $    3         $  0        $ 1,150       $     0      $     197     $   197
===========   ==========        =======           ======         ====        =======       =======      =========     =======

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L


                STATEMENT OF CHANGES IN NET ASSETS (continued)




                                                 Corporate Sponsored Variable Universal Life
                               -------------------------------------------------------------------------------

                                                                T. Rowe Price
                               -------------------------------------------------------------------------------
                                                                    Prime
                                        Equity Income              Reserve            International Stock
                                         Subaccount               Subaccount              Subaccount
                               ------------------------------  ---------------  ------------------------------
                                               For the period   For the period                  For the period
                                                November 19,     February 1,                     November 19,
                                  For the          1998**           1999**         For the          1998**
                                 year ended       through          through        year ended       through
                                December 31,    December 31,     December 31,    December 31,    December 31,
                                    1999            1998             1999            1999            1998
                               -------------  ---------------  ---------------  -------------  ---------------
From operations:..............
  Net investment income....... $      37,491  $         1,643  $         4,177  $       2,061  $           235
  Net investment gain ( loss)
   on investments.............         3,114               12                0          1,541               (1)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................       (48,742)          (1,104)               0         26,668              557
                               -------------  ---------------  ---------------  -------------  ---------------
Net increase in net assets
  resulting from operations           (8,137)             551            4,177         30,270              791
                               -------------  ---------------  ---------------  -------------  ---------------
From unit transactions:.......
  Net proceeds from the
   issuance of units..........       745,478           49,656          103,722        105,728           14,497
  Net asset value of units
   redeemed or used to meet
   contract obligations.......       (72,035)            (823)          (6,296)       (12,925)            (239)
                               -------------  ---------------  ---------------  -------------  ---------------
Net increase from unit
  transactions................       673,443           48,833           97,426         92,803           14,258
                               -------------  ---------------  ---------------  -------------  ---------------
Net increase in net assets....       665,306           49,384          101,603        123,073           15,049
Net assets beginning of period        49,384                0                0         15,049                0
                               -------------  ---------------  ---------------  -------------  ---------------
Net assets end of period*..... $     714,690  $        49,384  $       101,603  $     138,122  $        15,049
                               =============  ===============  ===============  =============  ===============
Unit transactions:
Units outstanding beginning
  of period...................         4,853                0                0          1,427                0
Units issued during the period        69,677            4,934           10,380          9,599            1,451
Units redeemed during the
  period......................        (6,811)             (81)            (657)        (1,199)             (24)
                               -------------  ---------------  ---------------  -------------  ---------------
Units outstanding end of
  period......................        67,719            4,853            9,723          9,827            1,427
                               =============  ===============  ===============  =============  ===============
----------
 * Includes undistributed net
   investment income of:       $      39,134  $         1,643  $         4,177  $       2,296  $           235
                               =============  ===============  ===============  =============  ===============

** Commencement of operations

                      See notes to financial statements.


                                   Corporate Sponsored Variable Universal Life
-----------------------------------------------------------------------------------------------------------------
                                                                                    Fidelity Variable Insurance
                                 T. Rowe Price                                            Products Funds
-------------------------------------------------------------------------------  --------------------------------
                                                                                       VIP             VIP II
  Limited Term         New America Growth           Personal Strategy Balance         Growth         Contrafund
   Subaccount              Subaccount                      Subaccount               Subaccount       Subaccount
---------------  ------------------------------  ------------------------------  ---------------  ---------------
 For the period                  For the period                  For the period   For the period   For the period
  February 1,                     November 19,                    November 19,     November 2,      December 8,
     1999**         For the          1998**         For the          1998**           1999**           1999**
    through        year ended       through        year ended       through          through          through
  December 31,    December 31,    December 31,    December 31,    December 31,     December 31,     December 31,
      1999            1999            1998            1999            1998             1999             1999
---------------  -------------  ---------------  -------------  ---------------  ---------------  ---------------
$            45  $      19,751  $           953  $      15,098  $           372  $             0  $             0
             (2)         7,059               10          5,226                3               26                0
            (38)         7,101            4,222           (278)             (73)           8,729            1,970
---------------  -------------  ---------------  -------------  ---------------  ---------------  ---------------
              5         33,911            5,185         20,046              302            8,755            1,970
---------------  -------------  ---------------  -------------  ---------------  ---------------  ---------------
          1,021        367,884           43,761        324,297            8,762          180,982           36,973
            (66)      (101,482)            (726)      (251,898)            (145)            (209)             (47)
---------------  -------------  ---------------  -------------  ---------------  ---------------  ---------------
            955        266,402           43,035         72,399            8,617          180,773           36,926
---------------  -------------  ---------------  -------------  ---------------  ---------------  ---------------
            960        300,313           48,220         92,445            8,919          189,528           38,896
              0         48,220                0          8,919                0                0                0
---------------  -------------  ---------------  -------------  ---------------  ---------------  ---------------
$           960  $     348,533  $        48,220  $     101,364  $         8,919  $       189,528  $        38,896
===============  =============  ===============  =============  ===============  ===============  ===============
              0          4,282                0            856                0                0                0
            104         31,991            4,354         31,131              870           16,147            3,672
             (9)        (8,820)             (72)       (23,009)             (14)             (20)              (5)
---------------  -------------  ---------------  -------------  ---------------  ---------------  ---------------
             95         27,453            4,282          8,978              856           16,127            3,667
===============  =============  ===============  =============  ===============  ===============  ===============
$            45  $      20,704  $           953  $      15,470  $           372  $             0  $             0
===============  =============  ===============  =============  ===============  ===============  ===============



                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L


                STATEMENT OF CHANGES IN NET ASSETS (continued)




                                              Corporate Sponsored Variable Universal Life
                               -------------------------------------------------------------------------
                                                                                               Morgan
                                                                                            Stanley Dean
                                                                                               Witter
                                                                                             Universal
                                                   Janus Aspen Series                       Funds, Inc.
                               ----------------------------------------------------------  --------------
                                 Aggressive      Flexible    International    Worldwide        Equity
                                   Growth         Income         Growth         Growth         Growth
                                 Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                               -------------- -------------- -------------- -------------- --------------
                               For the period For the period For the period For the period For the period
                                December 8,    December 27,   December 2,    December 2,    December 8,
                                   1999**         1999**         1999**         1999**         1999**
                                  through        through        through        through        through
                                December 31,   December 31,   December 31,   December 31,   December 31,
                                    1999           1999           1999           1999           1999
                               -------------- -------------- -------------- -------------- --------------
From operations:
 Net investment income........    $      0       $   437         $    0        $      0       $  4,239
 Net realized gain on
   investments................           2             0              0               9              0
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................      24,479          (425)           493           7,000          4,904
                                  --------       -------         ------        --------       --------
Net increase in net assets
 resulting from operations....      24,481            12            493           7,009          9,143
                                  --------       -------         ------        --------       --------
From unit transactions:
 Net proceeds from the
   issuance of units..........     228,583        12,891          3,366         110,815        121,757
 Net asset value of units
   redeemed or used to meet
   contract obligations.......        (282)            0             (8)           (102)          (188)
                                  --------       -------         ------        --------       --------
Net increase from unit
 transactions.................     228,301        12,891          3,358         110,713        121,569
                                  --------       -------         ------        --------       --------
Net increase in net assets....     252,782        12,903          3,851         117,722        130,712
Net assets beginning of period           0             0              0               0              0
                                  --------       -------         ------        --------       --------
Net assets end of period*.....    $252,782       $12,903         $3,851        $117,722       $130,712
                                  ========       =======         ======        ========       ========
Unit transactions:
Units outstanding beginning
 of period....................           0             0              0               0              0
Units issued during the period      22,380         1,289            318          10,234         12,190
Units redeemed during the
 period.......................         (28)            0             (1)            (10)           (19)
                                  --------       -------         ------        --------       --------
Units outstanding end of
 period.......................      22,352         1,289            317          10,224         12,171
                                  ========       =======         ======        ========       ========
----------
 * Includes undistributed net
   investment income of:          $      0       $   437         $    0        $      0       $  4,239
                                  ========       =======         ======        ========       ========

** Commencement of operations

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS


1. Organization and Business

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance Policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance Policies (CSVUL) is presented here.

   There are currently thirty seven Corporate Sponsored Variable Universal Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Variable Investment Fund, the Dreyfus Stock Index Fund, the Dreyfus Socially Responsible Growth Fund, Inc., the Van Eck Worldwide Insurance Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., Fidelity Variable Insurance Products Funds, Janus Aspen Series and Morgan Stanley Dean Witter Universal Funds, Inc. (collectively the "Funds"). Thirty of the thirty seven subaccounts of the CSVUL commenced operations during 1997 through 1999. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   A full presentation of the related financial statements and footnotes of each of the Funds contained on pages hereinafter and should be read in conjunction with these financial statements.

2. Significant Accounting Policies

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Dividend income includes distributions of net investment income and net realized capital gains received from the respective portfolios of the Funds. Dividend income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                 MONY AMERICA

                              Variable Account L


                   NOTES TO FINANCIAL STATEMENTS (continued)




3. Related Party Transactions

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, mortality and expense risk charge and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Universal Life Subaccounts for the period ended December 31, 1999 aggregated $3,221,288.

   As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed, during the period ended December 31, 1999 were as follows:


                                                                        Proceeds
                                                        Cost of Shares from Shares
Corporate Sponsored Variable Universal Life Subaccounts    Acquired     Redeemed
------------------------------------------------------- -------------- -----------

     MONY Series Fund, Inc.
     Money Market Portfolio............................  $93,676,385   $77,489,395
     Intermediate Term Bond Portfolio..................      700,614       186,148
     Long Term Bond Portfolio..........................   20,635,732     1,094,260
     Government Securities Portfolio...................    1,319,287       182,216

     Enterprise Accumulation Trust
     Equity Portfolio..................................    1,396,105       152,708
     Small Company Value Portfolio.....................      542,806       486,645
     Managed Portfolio.................................      408,540       975,154
     International Growth Portfolio....................      600,748        79,354
     High Yield Bond Portfolio.........................   20,738,838     1,383,533
     Small Company Growth Portfolio....................      137,705           301

     Dreyfus Variable Investment Fund
     Capital Appreciation Portfolio....................    1,608,231       481,262
     Small Company Stock Portfolio.....................      544,556       125,036

     Dreyfus Stock Index Fund..........................   24,525,959     1,576,702

     Dreyfus Socially Responsible Growth Fund, Inc.....       67,417           786

     Van Eck Worldwide Insurance Trust
     Hard Assets Portfolio.............................  $     3,177   $       176
     Worldwide Bond Portfolio..........................       35,449         1,736

                                 MONY AMERICA

                              Variable Account L


                   NOTES TO FINANCIAL STATEMENTS (continued)



                                                        Cost of Shares  Proceeds from
Corporate Sponsored Variable Universal Life Subaccounts    Acquired    Shares Redeemed
------------------------------------------------------- -------------- ---------------

   Van Eck Worldwide Insurance Trust (continued)
   Worldwide Emerging Markets Portfolio................     63,967          51,967

   T. Rowe Price
   Equity Income Portfolio.............................    749,418          75,975
   Prime Reserve Portfolio.............................    104,274           6,848
   International Stock Portfolio.......................    107,487          14,684
   Limited Term Portfolio..............................      1,044              89
   New America Growth Portfolio........................    370,653         104,251
   Personal Strategy Balance Portfolio.................    327,430         255,031

   Fidelity Variable Insurance Product Funds
   VIP Growth Portfolio................................    181,078             305
   VIP II Contrafund Portfolio.........................     37,002              76

   Janus Aspen Series
   Aggressive Growth Portfolio.........................    228,757             456
   Flexible Income Portfolio...........................     12,891               0
   International Growth Portfolio......................      3,366               8
   Worldwide Growth Portfolio..........................    110,881             168

   Morgan Stanley Dean Witter Universal Funds, Inc.
   Equity Growth Portfolio.............................    121,871             302

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of MONY Life Insurance Company of America

   In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, of changes in shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (the "Company") at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 7, 2002

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                                BALANCE SHEETS
                          December 31, 2001 and 2000

                                                                                                  2001     2000
                                                                                                -------- --------
                                                                                                 ($ in millions)
                                           ASSETS
Investments:
 Fixed maturity securities available-for-sale, at fair value (Note 5).......................... $1,220.9 $1,014.7
 Mortgage loans on real estate (Note 6)........................................................    132.8    116.1
 Policy loans..................................................................................     71.6     69.4
 Other invested assets.........................................................................     22.4      8.8
                                                                                                -------- --------
                                                                                                 1,447.7  1,209.0
Cash and cash equivalents......................................................................    102.6    104.8
Accrued investment income......................................................................     22.3     19.2
Amounts due from reinsurers....................................................................     34.8     30.7
Deferred policy acquisition costs (Note 7).....................................................    564.6    483.5
Current federal income taxes...................................................................     24.9     14.9
Other assets...................................................................................     18.1      4.4
Separate account assets........................................................................  3,589.0  4,064.4
                                                                                                -------- --------
       Total assets............................................................................ $5,804.0 $5,930.9
                                                                                                ======== ========

                            LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits......................................................................... $  156.8 $  134.8
Policyholders' account balances................................................................  1,269.5  1,154.9
Other policyholders' liabilities...............................................................     77.2     68.9
Accounts payable and other liabilities.........................................................     94.9     33.2
Note payable to affiliate......................................................................     44.6     46.9
Deferred federal income taxes (Note 8).........................................................     85.0     48.3
Separate account liabilities...................................................................  3,589.0  4,064.4
                                                                                                -------- --------
       Total liabilities.......................................................................  5,317.0  5,551.4
Commitments and contingencies (Note 12)
  Common stock $1.00 par value; 5,000,000 shares authorized, 2,500,000 issued and outstanding..      2.5      2.5
Capital in excess of par.......................................................................    349.7    249.7
Retained earnings..............................................................................    130.1    128.3
Accumulated other comprehensive income/(loss)..................................................      4.7     (1.0)
                                                                                                -------- --------
       Total shareholder's equity..............................................................    487.0    379.5
                                                                                                -------- --------
       Total liabilities and shareholder's equity.............................................. $5,804.0 $5,930.9
                                                                                                ======== ========


                See accompanying notes to financial statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                 STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
                 Years Ended December 31, 2001, 2000, and 1999

                                                         2001   2000    1999
                                                        ------ ------  ------
                                                           ($ in millions)
 Revenues:
 Universal life and investment-type product policy fees $159.7 $158.2  $143.1
 Premiums..............................................   56.3   37.3     9.2
 Net investment income (Note 4)........................   93.8   92.7    94.7
 Net realized gains (losses) on investments (Note 4)...    5.3   (5.1)   (0.3)
 Other income..........................................   15.3   12.1     7.6
                                                        ------ ------  ------
                                                         330.4  295.2   254.3
                                                        ------ ------  ------
 Benefits and Expenses:
 Benefits to policyholders.............................   97.9   68.1    43.6
 Interest credited to policyholders' account balances..   65.9   62.4    63.5
 Amortization of deferred policy acquisition costs.....   62.1   48.8    43.5
 Other operating costs and expenses....................  101.3   88.6    73.8
                                                        ------ ------  ------
                                                         327.2  267.9   224.4
                                                        ------ ------  ------
 Income before income taxes............................    3.2   27.3    29.9
 Income tax expense....................................    1.4    8.0    10.5
                                                        ------ ------  ------
 Net income............................................    1.8   19.3    19.4
 Other comprehensive income/(loss), net (Note 4).......    5.7    6.3   (15.3)
                                                        ------ ------  ------
 Comprehensive income.................................. $  7.5 $ 25.6  $  4.1
                                                        ====== ======  ======

                See accompanying notes to financial statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                 Years Ended December 31, 2001, 2000 and 1999

                                                                                          Accumulated
                                                                       Capital               Other         Total
                                                               Common In Excess Retained Comprehensive Shareholder's
                                                               Stock   of Par   Earnings Income/(Loss)    Equity
                                                               ------ --------- -------- ------------- -------------
Balance, December 31, 1998....................................  $2.5   $189.7    $ 89.6     $  8.0        $289.8
Capital contribution..........................................           10.0                               10.0
Comprehensive income:
 Net income...................................................                     19.4                     19.4
 Other comprehensive income:
   Unrealized losses on investments, net of unrealized gains,
     reclassification adjustments, and taxes (Note 4).........                               (15.3)        (15.3)
                                                                                            ------        ------
Comprehensive income..........................................                                               4.1
                                                                ----   ------    ------     ------        ------
Balance, December 31, 1999....................................   2.5    199.7     109.0       (7.3)        303.9
Capital contribution..........................................           50.0                               50.0
Comprehensive income:
 Net income...................................................                     19.3                     19.3
 Other comprehensive income:
   Unrealized gains on investments, net of unrealized losses,
     reclassification adjustments, and taxes (Note 4).........                                 6.3           6.3
                                                                ----   ------    ------     ------        ------
Comprehensive income..........................................                                              25.6
                                                                ----   ------    ------     ------        ------
Balance, December 31, 2000....................................   2.5    249.7     128.3       (1.0)        379.5
Capital Contribution..........................................          100.0                              100.0
Comprehensive income:
 Net income...................................................                      1.8                      1.8
 Other comprehensive income:
   Unrealized losses on investments, net of unrealized gains,
     reclassification adjustments, and taxes (Note 4).........                                 5.7           5.7
                                                                ----   ------    ------     ------        ------
Comprehensive income..........................................                                               7.5
                                                                ----   ------    ------     ------        ------
Balance, December 31, 2001....................................  $2.5   $349.7    $130.1     $  4.7        $487.0
                                                                ====   ======    ======     ======        ======

                See accompanying notes to financial statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                           STATEMENTS OF CASH FLOWS
                 Years Ended December 31, 2001, 2000 and 1999

                                                                                               2001      2000       1999
                                                                                              -------  ---------  ---------
                                                                                                     ($ in millions)
Cash flows from operating activities (see Note 2):
Net income................................................................................... $   1.8  $    19.3  $    19.4
Adjustments to reconcile net income to net cash used in operating activities:
 Interest credited to policyholders' account balances........................................    64.7       57.5       65.5
 Universal life and investment-type product policy fee income................................   (74.6)     (87.0)    (102.9)
 Capitalization of deferred policy acquisition costs.........................................  (157.8)    (130.3)     (96.8)
 Amortization of deferred policy acquisition costs...........................................    62.1       48.8       43.5
 Provision for depreciation and amortization.................................................     5.0       (0.4)       0.2
 Provision for deferred federal income taxes.................................................    33.6       25.6       13.9
 Net realized (gains) losses on investments..................................................    (5.3)       5.1        0.3
 Change in other assets and accounts payable and other liabilities...........................    39.2      (46.5)       6.3
 Change in future policy benefits............................................................    22.1       11.4        4.4
 Change in other policyholders' liabilities..................................................     8.3       14.9       (2.8)
 Change in current federal income taxes payable..............................................   (13.1)     (12.6)     (15.6)
                                                                                              -------  ---------  ---------
 Net cash used in operating activities....................................................... $ (14.0) $   (94.2) $   (64.6)
                                                                                              =======  =========  =========
Cash flows from investing activities:
Sales, maturities or repayments of:
 Fixed maturity securities................................................................... $ 280.9  $   223.2  $   289.6
 Equity securities...........................................................................     0.1        0.0        0.0
 Mortgage loans on real estate...............................................................    60.3       68.2       24.5
 Other invested assets.......................................................................     0.0        2.3        5.1
Acquisitions of investments:
 Fixed maturity securities...................................................................  (371.5)    (170.0)    (352.3)
 Equity securities...........................................................................    (3.8)      (0.3)      (0.2)
 Mortgage loans on real estate...............................................................   (76.7)     (19.3)     (69.7)
 Other invested assets.......................................................................    (3.3)      (1.7)      (1.2)
 Policy loans, net...........................................................................    (2.2)     (10.6)      (6.6)
 Other, net..................................................................................     0.0        0.0        0.5
                                                                                              -------  ---------  ---------
Net cash (used in)/provided by investing activities.......................................... $(116.2) $    91.8  $  (110.3)
                                                                                              =======  =========  =========
Cash flows from financing activities:
   Note payable to affiliate................................................................. $   0.0  $     0.0  $    50.5
   Repayments of note to affiliate...........................................................    (2.3)      (2.1)      (1.5)
   Receipts from annuity and universal life policies credited to policyholders' account
     balances................................................................................   824.6    1,538.6    1,395.4
   Return of policyholders' account balances on annuity policies and universal life policies.  (700.3)  (1,508.2)  (1,384.0)
   Capital contribution......................................................................     6.0       50.0       10.0
                                                                                              -------  ---------  ---------
Net cash provided by financing activities....................................................   128.0       78.3       70.4
                                                                                              -------  ---------  ---------
Net (decrease)/increase in cash and cash equivalents.........................................    (2.2)      75.9     (104.5)
Cash and cash equivalents, beginning of year.................................................   104.8       28.9      133.4
                                                                                              -------  ---------  ---------
Cash and cash equivalents, end of year....................................................... $ 102.6  $   104.8  $    28.9
                                                                                              =======  =========  =========
Supplemental disclosure of cash flow information:
Cash paid during the period for:
Income taxes................................................................................. $ (19.1) $    (5.0) $   (12.1)
Interest..................................................................................... $   3.1  $     3.3  $     2.5

                See accompanying notes to financial statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1.  Organization and Description of Business:

   MONY Life Insurance Company of America (the "Company" or "MLOA"), an Arizona stock life insurance company, is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"), formerly The Mutual Life Insurance Company of New York, which converted from a mutual life insurance company to a stock life insurance company on November 16, 1998 (the "Demutualization"). MONY Life is a wholly-owned subsidiary of The MONY Group Inc. (The "MONY Group").

   The Company's primary business is to provide term life insurance, variable life insurance, variable annuity, universal life products, group universal life products and corporate-owned and bank-owned life insurance ("COLI/BOLI") to business owners, growing families, and pre-retirees. The Company's insurance and financial products are marketed and distributed directly to individuals primarily through MONY Life's career agency sales force and complementary distribution channels. These products are sold in 49 states (not including New
York), the District of Columbia, the U.S. Virgin Islands and Puerto Rico.

2.  Summary of Significant Accounting Policies:

  Basis of Presentation

   The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates. The most significant estimates made in conjunction with the preparation of the Company's financial statements include those used in determining (i) deferred policy acquisition costs, (ii) the liability for future policy benefits, (iii) valuation allowances for mortgage loans and real estate to be disposed of, and other than temporary impairment writedowns for invested assets, and (iv) litigation, contingencies and restructuring charges. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentations.

  Valuation of Investments and Realized Gains and Losses

   All of the Company's fixed maturity securities are classified as available for sale and are reported at estimated fair value. Unrealized gains and losses on fixed maturity securities are reported as a separate component of other comprehensive income, net of deferred income taxes and an adjustment for the effect on deferred policy acquisition costs that would have occurred if such gains and losses had been realized. The cost of fixed maturity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are reflected as realized losses on investments. Realized gains and losses on sales of investments are determined on the basis of specific identification.

   Mortgage loans on real estate are stated at their unpaid principal balances, net of valuation allowances. Valuation allowances are established for the excess of the carrying value of a mortgage loan over its estimated fair value when the loan is considered to be impaired. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Estimated fair value is based on either the present value of expected future cash flows discounted at the loan's original effective interest rate, or the loan's observable market price (if considered to be a practical expedient), or the fair value of the collateral if the loan is collateral dependent and if foreclosure of the loan is considered probable. The provision for loss is reported as a realized loss on investment. Loans in foreclosure and loans considered to be impaired, other than restructured loans, are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in investment income in the period received. Interest income on restructured mortgage loans is accrued at the restructured loans' interest rate.

   Real estate held for investment, as well as related improvements, are reported as other invested assets, and are generally stated at cost less depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the asset (which may range from 5 to 40 years). Cost is adjusted for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. In performing the review for recoverability, management estimates the future cash flows expected from real estate investments, including the proceeds on disposition. If the sum of the expected undiscounted future cash flows is less than the carrying amount of the real estate, an impairment loss is recognized. Impairment losses are based on the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. Real estate to be disposed of is reported at the lower of its current carrying value or estimated fair value less estimated sales costs. Changes in reported values relating to real estate to be disposed of and impairments of real estate held for investment are reported as realized gains or losses on investments.

   Policy loans are carried at their unpaid principal balances. Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments with an original maturity of three months or less.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

  Recognition of Insurance Revenue and Related Benefits

   Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenue from these types of products consists of amounts assessed during the period against policyholders' account balances for policy administration charges, cost of insurance and surrender charges, and mortality and expense charges on variable contracts. Policy benefits charged to expense include benefit claims incurred in the period in excess of the related policyholders' account balance.

   Premiums from non-participating term life and annuity policies with life contingencies are recognized as premium income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

  Deferred Policy Acquisition Costs ("DAC")

   The costs of acquiring new business, principally commissions, underwriting, agency, and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred.

   For universal life products and investment-type products, DAC is amortized over the expected life of the contracts (ranging from 15 to 30 years) as a constant percentage based on the present value of estimated gross profits expected to be realized over the life of the contracts using the initial locked-in discount rate. For non-participating term policies, DAC is amortized over the expected life of the contracts (ranging from 10 to 20 years) in proportion to premium revenue recognized. The discount rate for all products is 8%. Estimated gross profits arise principally from investment results, mortality and expense margins and surrender charges.

   The Company conducts programs from time to time that allow annuity contractholders to exchange older annuity contracts for new annuity products at no cost. The Company has determined that the old and new products are substantially similar and, as such, the Company retains previously recorded DAC related to the exchanged contract.

   DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of DAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DAC asset that would result from the realization of unrealized gains (losses) is recognized through an offset to Other Comprehensive Income as of the balance sheet date.

  Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for universal life and investment-type contracts represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals. The weighted average interest crediting rate for universal life products was approximately 5.9%, 5.9% and 6.1% for the years ended December 31, 2001, 2000 and 1999, respectively. The weighted average interest crediting rate for investment-type products was approximately 5.0%, 5.2% and 5.4% for each of the years ended December 31, 2001, 2000 and 1999, respectively.

   GAAP reserves for non-participating term life policies are calculated using a net level premium method on the basis of actuarial assumptions equal to expected investment yields, mortality, terminations, and expenses applicable at the time the insurance contracts are made, including a provision for the risk of adverse deviation.

  Federal Income Taxes

   The Company files a consolidated federal income tax return with its parent, MONY Life, along with MONY Life's other life and non-life subsidiaries. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

   The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. The allocation of federal income taxes will be based upon separate return calculations with current credit for losses and other federal income tax credits provided to the life insurance members of the affiliated group. Intercompany balances are settled annually in the fourth quarter of the year in which the return is filed.

  Reinsurance

   The Company has reinsured certain of its life insurance and annuity business with life contingencies under various agreements with other insurance companies. Amounts due from reinsurers are estimated based on assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reserve credits. Gains on reinsurance are deferred and amortized into income over the remaining life of the underlying reinsured contracts.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   In determining whether a reinsurance contract qualifies for reinsurance accounting, Statement of Financial Accounting Standards ("SFAS") No. 113 "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" requires that there be a "reasonable possibility" that the reinsurer may realize a "significant loss" from assuming insurance risk under the contract. In making this assessment, the Company projects the results of the policies reinsured under the contract under various scenarios and assesses the probability of such results actually occurring. The projected results represent the present value of all the cash flows under the reinsurance contract. The Company generally defines a "reasonable possibility" as having a probability of at least 10.0%. In assessing whether the projected results of the reinsured business constitute a "significant loss", the Company considers: (i) the ratio of the aggregate projected loss, discounted at an appropriate rate of interest (the "aggregate projected loss"), to an estimate of the reinsurer's investment in the contract, as hereafter defined, and (ii) the ratio of the aggregate projected loss to an estimate of the total premiums to be received by the reinsurer under the contract discounted at an appropriate rate of interest.

   The reinsurer's investment in a reinsurance contract consists of amounts paid to the ceding company at the inception of the contract (e.g. expense allowances and the excess of liabilities assumed by the reinsurer over the assets transferred to the reinsurer under the contract) plus the amount of capital required to support such business consistent with prudent business practices, regulatory requirements, and the reinsurer's credit rating. The Company estimates the capital required to support such business based on what it considers to be an appropriate level of risk-based capital in light of regulatory requirements and prudent business practices.

  Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent that the value of such assets exceeds the separate account liabilities. Investments held in separate accounts and liabilities of the separate accounts are reported separately as assets and liabilities. Substantially all separate account assets and liabilities are reported at estimated fair value. Investment income and gains or losses on the investments of separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's statements of income and cash flows. Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues.

  Statements of Cash Flows -- Non-cash Transactions

   The Company received $94.1 million in bonds and $5.9 million in cash during 2001 as a capital contribution from MONY Life.

  New Accounting Pronouncements

   On January 1, 2001 the Company adopted FASB SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on the hedge relationship that exists, if there is one. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, are required to be reported in earnings. The Company's use of derivative instruments is not significant and accordingly, adoption of the standard did not have a material effect on the Company's earnings or financial position.

   On January 1, 2001 the Company adopted FASB SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of SFAS No. 125" ("SFAS 140"). SFAS No. 140 specifies the accounting and reporting requirements for securitizations and other transfers of financial assets and collateral, recognition and measurement of servicing assets and liabilities, and the extinguishment of liabilities. Adoption of the new requirements did not have a material effect on the Company's earnings or financial position.

   In July 2001, the FASB issued SFAS No. 141, "Business Combinations" ("SFAS 141"). SFAS 141 addresses the financial accounting and reporting for all business combinations. This statement requires that all business combinations be accounted for under the purchase method of accounting, abolishes the use of the pooling-of-interest method, requires separate recognition of intangible assets that can be identified and named, and expands required disclosures. The provisions of this statement apply to all business combinations initiated after June 30, 2001. This statement has no material effect on the financial position or earnings of the Company.

   In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 provides that goodwill and intangible assets that have indefinite useful lives will not be amortized but rather will be tested at least annually for impairment. This statement provides specific guidance for testing the impairment of goodwill and intangible assets. This statement is effective for fiscal years beginning after December 15, 2001. This statement should not have any material effect on the financial position or earnings of the Company.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   In October 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("SFAS 144"). This statement establishes a single accounting model for the impairment or disposal of long-lived assets, including assets to be held and used, assets to be disposed of by other than sale, and assets to be disposed of by sale. The provisions of SFAS 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. SFAS 144 retains many of the same provisions of SFAS 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of" ("SFAS 121"). In addition to retaining the SFAS 121 requirements, SFAS 144 requires companies to present the results of operations of components of the entity that are held for sale as discontinued operations in the consolidated statements of income and comprehensive income and to restate prior years accordingly. Adoption of this statement is not expected to have a significant impact on the Company's consolidated financial position or earnings.

3.  Related Party Transactions:

   MONY Life has a guarantee outstanding to one state that the statutory surplus of the Company will be maintained at amounts at least equal to the minimum surplus for admission to that state.

   At December 31, 2001 and 2000, approximately 7.0% and 13.0% of the Company's investments in mortgages were held through joint participation with MONY Life, respectively. In addition, 100.0% of the Company's joint venture investments were held through joint participation with MONY Life at December 31, 2001 and 2000. The Company and MONY Life are parties to an agreement whereby MONY Life agrees to reimburse the Company to the extent that the Company's recognized loss as a result of mortgage loan default or foreclosure or subsequent sale of the underlying collateral exceeds 75.0% of the appraised value. The Company has not received payments from MONY Life pursuant to the agreement in the past three years.

   The Company has a service agreement with MONY Life whereby MONY Life provides personnel services, employee benefits, facilities, supplies and equipment to the Company to conduct its business. The associated costs related to the service agreement are allocated to the Company based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by the Company. For the years ended December 31, 2001, 2000 and 1999, the Company incurred expenses of $67.9 million, $55.9 million, and $51.0 million as a result of such allocations. At December 31, 2001 and 2000 the Company had a payable to MONY Life in connection with this service agreement of $46.6 million and $10.7 million, respectively, which is reflected in Accounts Payable and Other Liabilities.

   The Company has an investment advisory agreement with MONY Life whereby MONY Life provides investment advisory services with respect to the investment and management of the Company's investment portfolio. The amount of expenses incurred by the Company related to this agreement was $0.8 million for each of 2001, 2000 and 1999. In addition, the Company had a payable to MONY Life related to this agreement of approximately $273.0 thousand and $74.0 thousand at December 31, 2001 and 2000, respectively, which is included in Accounts Payable and Other Liabilities.

   In addition to the agreements discussed above, the Company has various other service and investment advisory agreements with MONY Life and affiliates of the Company. The amount of expenses incurred by the Company related to these agreements was $3.6 million, $3.6 million, and $4.0 million for 2001, 2000, and 1999, respectively. In addition, the Company recorded an intercompany payable of $1.2 million and $0.5 million at December 31, 2001 and 2000, respectively, related to these agreements.

   The Company has purchased bonds issued by the New York City Industrial Development Agency for the benefit of MONY Life for its consolidation of site locations to New York City in 1997, and subsequent spending on tenant improvements, and furniture, fixtures, and equipment related to the New York City site. Debt service under the bonds is funded by lease payments by MONY Life to the bond trustee for the benefit of the bondholder. The bonds are held by the Company and are listed as affiliated bonds. The carrying value of these bonds is $1.5 million and $1.5 million as of December 31, 2001 and 2000. The bonds outstanding as of December 31, 2001 mature on December 31, 2013, and have an interest rate of 7.16%. The Company earned $0.1 million, $0.1 million, and $1.2 million of interest on these bonds for the years ended December 31, 2001, 2000, and 1999, respectively.

   The Company entered into a modified coinsurance agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby the Company agrees to reinsure 90.0% of all level term life insurance policies written by USFL after January 1, 1999. Effective January 1, 2000, this agreement was amended to reinsure 90.0% of all term life and universal life insurance policies written by USFL after January 1, 2000. A second amendment, effective April 1, 2001, added a new series of term life insurance policies issued by USFL and a DAC tax provision. Under the agreement, the Company will share in all premiums and benefits for such policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, the Company will reimburse USFL for its quota share of expense allowances, as defined in the agreement. At December 31, 2001 and 2000, the Company recorded a payable of $9.7 million and $6.2 million, respectively, to USFL in connection with this agreement which is included in Accounts Payable and Other Liabilities.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   In 2001 the Company recorded capital contributions from MONY Life of $100.0 million, of which $94.1 million is in bonds, and $5.9 million cash. The Company recorded the value of the transferred assets at fair market value. In 2000 and 1999, the company recorded capital contributions of $50.0 million and $10.0 million, respectively.

   On March 5, 1999, the Company borrowed $50.5 million from MONY Benefits Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.75% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of December 31, 2001 is $44.6 million.

4. Investment Income, Realized and Unrealized Investment Gains (Losses), and Other Comprehensive Income:

   Net investment income for the years ended December 31, 2001, 2000 and 1999 was derived from the following sources:

                                                          2001   2000   1999
                                                         ------ ------ ------
                                                           ($ in millions)
   Net Investment Income
   Fixed maturities..................................... $ 76.0 $ 75.0 $ 77.0
   Mortgage loans.......................................    8.9   11.2   11.6
   Policy loans.........................................    4.3    4.5    3.8
   Other investments (including cash & cash equivalents)    9.1    6.3    7.1
                                                         ------ ------ ------
   Total investment income..............................   98.3   97.0   99.5
   Investment expenses..................................    4.5    4.3    4.8
                                                         ------ ------ ------
   Net investment income................................ $ 93.8 $ 92.7 $ 94.7
                                                         ====== ====== ======

   Net realized gains (losses) on investments for the years ended December 31, 2001, 2000 and 1999 are summarized as follows:

                                                   2001    2000    1999
                                                  ------  ------  ------
                                                      ($ in millions)
       Net Realized Gains (Losses) on Investments
       Fixed maturities.......................... $  4.7  $ (5.3) $ (0.2)
       Mortgage loans............................    0.8     0.1    (0.3)
       Other invested assets.....................   (0.2)    0.1     0.2
                                                  ------  ------  ------
       Net realized gains (losses) on investments $  5.3  $ (5.1) $ (0.3)
                                                  ======  ======  ======

   The net change in unrealized investment gains (losses) represents the only component of other comprehensive income for the years ended December 31, 2001, 2000 and 1999. Following is a summary of the change in unrealized investment gains (losses) net of related deferred income taxes and adjustment for deferred policy acquisition costs (see Note 2), which are reflected in Accumulated Other Comprehensive Income for the periods presented:

                                                                     2001    2000    1999
                                                                    ------  ------  ------
                                                                        ($ in millions)
Change in unrealized gains (losses) on investments, Net
Fixed maturities................................................... $ 23.5  $ 23.4  $(58.0)
                                                                    ------  ------  ------
Subtotal...........................................................   23.5    23.4   (58.0)
Effect on unrealized gains (losses) on investments attributable to:
 DAC...............................................................  (14.7)  (13.9)   34.5
 Deferred federal income taxes.....................................   (3.1)   (3.2)    8.2
                                                                    ------  ------  ------
Change in unrealized gains (losses) on investments, net............ $  5.7  $  6.3  $(15.3)
                                                                    ======  ======  ======

   The following table sets forth the reclassification adjustments required for the years ended December 31, 2001, 2000 and 1999 to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                                               2001   2000   1999
                                                                              ------ ------ ------
                                                                                 ($ in millions)
Reclassification Adjustments
Unrealized gains (losses) on investments..................................... $  4.5 $  4.8 $(15.4)
Reclassification adjustment for gains included in net Income.................    1.2    1.5    0.1
                                                                              ------ ------ ------
Unrealized gains (losses) on investments, net of reclassification adjustments $  5.7 $  6.3 $(15.3)
                                                                              ====== ====== ======

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   Unrealized gains (losses) on investments reported in the above table for the years ended December 31, 2001, 2000, and 1999, are net of income tax expense (benefit) of $3.8 million, $4.1 million, and $(8.2) million, respectively, and $(17.4) million, $(17.0) million, and $34.3, million respectively, relating to the effect of such unrealized gains (losses) on DAC.

   Reclassification adjustments reported in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax expense (benefit) of $(0.7) million, $(0.8) million and $0.0 million, respectively, and $2.8 million, $3.2 million and $0.2 million, respectively, relating to the effect of such amounts on DAC.

5.  Investments:

  Fixed Maturity Securities Available-for-Sale

   The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2001 and December 31, 2000 are as follows:

                                                                                      Gross       Gross
                                                                                   Unrealized  Unrealized      Estimated
                                                                  Amortized Cost      Gains      Losses       Fair Value
                                                                 ----------------- ----------- ----------- -----------------
                                                                   2001     2000   2001  2000  2001  2000    2001     2000
                                                                 -------- -------- ----- ----- ----- ----- -------- --------
                                                                                       ($ in millions)
US Treasury securities and obligations of US Government agencies $   56.5 $   32.0 $ 1.3 $ 1.4 $ 0.0 $ 0.1 $   57.8 $   33.3
Collateralized mortgage obligations:
  Government agency-backed......................................     39.3     58.8   0.8   0.6   0.3   0.1     39.8     59.3
  Non-agency backed.............................................     36.8     33.1   1.2   0.8   0.0   0.0     38.0     33.9
Other asset-backed securities:
  Government agency-backed......................................      0.0      0.0   0.0   0.0   0.0   0.0      0.0      0.0
  Non-agency backed.............................................    131.9     93.5   4.0   1.2   1.0   0.4    134.9     94.3
Public utilities................................................     69.1     74.8   2.2   0.9   0.7   0.9     70.6     74.8
Foreign Government..............................................      0.0      0.0   0.0   0.0   0.0   0.0      0.0      0.0
Corporate.......................................................    842.0    725.6  21.8  10.0  10.5  18.0    853.3    717.6
Affiliates......................................................      1.4      1.5   0.1   0.0   0.0   0.0      1.5      1.5
                                                                 -------- -------- ----- ----- ----- ----- -------- --------
   Total Bonds.................................................. $1,177.0 $1,019.3 $31.4 $14.9 $12.5 $19.5 $1,195.9 $1,014.7
Redeemable Preferred Stock......................................     25.0      0.0   0.0   0.0   0.0   0.0     25.0      0.0
                                                                 -------- -------- ----- ----- ----- ----- -------- --------
   Total........................................................ $1,202.0 $1,019.3 $31.4 $14.9 $12.5 $19.5 $1,220.9 $1,014.7
                                                                 ======== ======== ===== ===== ===== ===== ======== ========

   The carrying value of the Company's fixed maturity securities at December 31, 2001 and 2000 is net of adjustments for impairments in value deemed to be other than temporary of $3.5 million and $3.1 million, respectively.

   At December 31, 2001 and 2000, there were no fixed maturity securities which were non-income producing for the twelve months preceding such dates.

   The Company classifies fixed maturity securities which, (i) are in default as to principal or interest payments, (ii) are to be restructured pursuant to commenced negotiations, (iii) went into bankruptcy subsequent to acquisition, or (iv) are deemed to have other than temporary impairments in value, as "problem fixed maturity securities." At December 31, 2001 and 2000, the carrying value of problem fixed maturities held by the Company was $8.7 million and $12.5 million, respectively. The Company defines potential problem securities in the fixed maturity category as securities of companies that are deemed to be experiencing significant operating problems or difficult industry conditions. At December 31, 2001 and 2000, the carrying value of potential problem fixed maturities held by the Company was $1.1 million and $6.2 million, respectively. In addition, at December 31, 2001 and 2000 the Company had no fixed maturity securities which have been restructured.

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity dates (excluding scheduled sinking funds) as of December 31, 2001 are as follows:

                                                               2001
                                                       --------------------
                                                       Amortized Estimated
                                                         Cost    Fair Value
                                                       --------- ----------
                                                         ($ in millions)
     Due in one year or less.......................... $   37.1   $   37.7
     Due after one year through five years............    358.6      369.4
     Due after five years through ten years...........    512.3      514.1
     Due after ten years..............................     86.0       86.8
                                                       --------   --------
            Subtotal..................................    994.0    1,008.0
     Mortgage-backed and other asset-backed securities    208.0      212.9
                                                       --------   --------
            Total..................................... $1,202.0   $1,220.9
                                                       ========   ========

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   Fixed maturity securities that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   Proceeds from sales of fixed maturity securities during 2001, 2000 and 1999 were $84.5 million, $40.9 million and $80.1 million, respectively. Gross gains of $4.1 million, $0.5 million and $0.2 million and gross losses of $0.0 million, $2.1 million and $2.0 million were realized on these sales in 2001, 2000, and 1999, respectively.

6.  Mortgage Loans on Real Estate:

   Mortgage loans on real estate at December 31, 2001 and 2000 consist of the following:

                                                       2001    2000
                                                      ------  ------
                                                      ($ in millions)
          Commercial mortgage loans.................. $ 61.2  $ 49.7
          Agricultural and other loans...............   73.0    67.8
                                                      ------  ------
          Total loans................................  134.2   117.5
          Less: valuation allowances.................   (1.4)   (1.4)
                                                      ------  ------
          Mortgage loans, net of valuation allowances $132.8  $116.1
                                                      ======  ======

   An analysis of the valuation allowances for 2001, 2000 and 1999 is as follows:

                                                       2001   2000   1999
                                                       -----  -----  ----
                                                        ($ in millions)
       Balance, beginning of year..................... $ 1.4  $ 2.3  $1.9
       Increase (decrease) in allowance...............   0.2   (0.3)  0.4
       Reduction due to pay-downs, pay-offs, and sales   0.0   (0.6)  0.0
       Transfers to real estate.......................  (0.2)   0.0   0.0
                                                       -----  -----  ----
       Balance, end of year........................... $ 1.4  $ 1.4  $2.3
                                                       =====  =====  ====

   Impaired mortgage loans along with related valuation allowances as of December 31, 2001 and 2000 were as follows:

                                                                      2001    2000
                                                                     ----     -----
                                                                     ($ in millions)
Investment in impaired mortgage loans (before valuation allowances):
Loans that have valuation allowances................................ $0.0    $ 9.3
Loans that do not have valuation allowances.........................  8.0      4.0
                                                                      ----    -----
       Subtotal.....................................................  8.0     13.3
Valuation allowances................................................  0.0     (0.2)
                                                                      ----    -----
       Impaired mortgage loans, net of valuation allowances......... $8.0    $13.1
                                                                      ====    =====

   Impaired mortgage loans that do not have valuation allowances are loans where the net present value of the expected future cash flows related to the loan or the fair value of the collateral equals or exceeds the recorded investment in the loan. Such loans primarily consist of restructured loans or loans on which impairment writedowns were taken prior to the adoption of SFAS No. 114, "Accounting by Creditors for Impairment of a Loan".

   During 2001, 2000 and 1999, the Company recognized $0.5 million, $0.7 million and $1.0 million, respectively, of interest income on impaired loans.

   At December 31, 2001 and 2000, there were $0.9 million and $0.0 million mortgage loans which were non-income producing for the twelve months preceding such dates.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

7.  Deferred Policy Acquisition Costs:

   Policy acquisition costs deferred and amortized in 2001, 2000 and 1999 are as follows:

                                                           2001    2000    1999
                                                          ------  ------  ------
                                                              ($ in millions)
Balance, beginning of year............................... $483.5  $406.4  $318.6
Cost deferred during the year............................  157.8   139.8    96.8
Amortized to expense during the year.....................  (62.1)  (48.8)  (43.5)
Effect on DAC from unrealized gains (losses) (see Note 2)  (14.6)  (13.9)   34.5
                                                          ------  ------  ------
Balance, end of year..................................... $564.6  $483.5  $406.4
                                                          ======  ======  ======

8.  Federal Income Taxes:

   The Company files a consolidated federal income tax return with MONY Life and MONY Life's other subsidiaries. Federal income taxes have been calculated in accordance with the provisions of the Internal Revenue Code of 1986, as amended. A summary of the Federal income tax expense (benefit) is presented below:

                                                 2001    2000   1999
                                                ------  ------  -----
                                                   ($ in millions)
          Federal income tax expense (benefit):
             Current........................... $(32.2) $(17.6) $(3.4)
             Deferred..........................   33.6    25.6   13.9
                                                ------  ------  -----
                 Total......................... $  1.4  $  8.0  $10.5
                                                ======  ======  =====

   Federal income taxes reported in the statements of income may be different from the amounts determined by multiplying the earnings before federal income taxes by the statutory federal income tax rate of 35.0%. The sources of the difference and the tax effects of each are as follows:

                                             2001 2000   1999
                                             ---- -----  -----
                                              ($ in millions)
                Tax at statutory rate....... $1.4 $ 9.6  $10.5
                Dividends received deduction  0.0  (1.7)  (1.1)
                Other.......................  0.0   0.1    1.1
                                             ---- -----  -----
                Provision for income taxes.. $1.4 $ 8.0  $10.5
                                             ==== =====  =====

   The Company's federal income tax returns for all years through 1993 have been examined by the Internal Revenue Service ("IRS"). No material adjustments were proposed by the IRS as a result of these examinations. In the opinion of management, adequate provision has been made for any additional taxes, which may become due with respect to open years.

   The components of deferred tax liabilities and assets at December 31, 2001 and 2000 are as follows:

                                                        2001    2000
                                                       ------  ------
                                                       ($ in millions)
         Deferred policy acquisition costs............ $164.1  $138.8
         Other, net...................................    1.8    (2.2)
                                                       ------  ------
            Total deferred tax liabilities............ $165.9  $136.6
                                                       ------  ------
         Policyholder and separate account liabilities   96.8    86.8
         Real estate and mortgages....................    0.3     0.9
         Fixed maturities.............................  (16.2)    0.6
                                                       ------  ------
            Total deferred tax assets.................   80.9    88.3
                                                       ------  ------
            Net deferred tax (liability).............. $(85.0) $(48.3)
                                                       ======  ======

   The Company is required to establish a valuation allowance for any portion of the deferred tax asset that management believes will not be realized. In the opinion of management, it is more likely than not that it will realize the benefit of the deferred tax asset and, therefore, no such valuation allowance has been established.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

9.  Estimated Fair Value of Financial Instruments:

   The estimated fair values of the Company's financial instruments approximate their carrying amounts except for mortgage loans and investment-type contracts. The methods and assumptions utilized in estimating the fair values of the Company's financial instruments are summarized as follows:

  Fixed Maturities

   The estimated fair values of fixed maturity securities are based upon quoted market prices, where available. The fair values of fixed maturity securities not actively traded and other non-publicly traded securities are estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market interest rate commensurate with the credit quality and term of the investments.

  Mortgage Loans

   The fair values of mortgage loans are estimated by discounting expected future cash flows, using current interest rates for similar loans to borrowers with similar credit risk. Loans with similar characteristics are aggregated for purposes of the calculations. The fair value of mortgages in process of foreclosure is the estimated fair value of the underlying collateral. At December 31, 2001 and 2000 the fair value of mortgage loans was $138.3 million and $118.1 million, respectively.

  Policy Loans

   Policy loans are an integral component of insurance contracts and have no maturity dates. Management has determined that it is not practicable to estimate the fair value of policy loans.

  Long-term Debt

   The fair value of long-term debt is determined based on contractual cash flows discounted at markets rates.

  Separate Account Assets and Liabilities

   The estimated fair value of assets held in Separate Accounts is based on quoted market prices.

  Investment-Type Contracts

   The fair values of annuities are based on estimates of the value of payments available upon full surrender. The carrying value and fair value of annuities at December 31, 2001 were $559.4 million and $549.6 million, respectively. The carrying value and fair value of annuities at December 31, 2000 were $482.6 million and $475.2 million, respectively.

10.  Reinsurance:

   Life insurance business is primarily ceded on a yearly renewable term basis under various reinsurance contracts except for the level term product, which utilizes a coinsurance agreement. The Company's general practice is to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products.

   The following table summarizes the effect of reinsurance for the years indicated:

                                                                   2001   2000   1999
                                                                   -----  -----  -----
                                                                     ($ in millions)
Direct premiums................................................... $24.3  $13.2  $ 7.1
Reinsurance assumed(1)............................................  41.4   29.8    4.0
Reinsurance ceded.................................................  (9.5)  (5.7)  (1.9)
                                                                   -----  -----  -----
Net premiums...................................................... $56.2  $37.3  $ 9.2
                                                                   =====  =====  =====
Universal life and investment type product policy fee income ceded $23.5  $20.6  $19.7
                                                                   =====  =====  =====
Policyholders' benefits ceded..................................... $57.3  $20.7  $18.4
                                                                   =====  =====  =====
Policyholders' benefits assumed................................... $14.8  $ 5.5  $ 0.5
                                                                   =====  =====  =====

----------
(1)Increase in 2001 is primarily related to business assumed from affiliate. (See Note 3.)

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   The Company is primarily liable with respect to ceded insurance should any reinsurer be unable to meet its obligations under these agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

   Effective September 1, 1999, the Company recaptured its reinsurance agreements with MONY Life for all in force and new business. The Company simultaneously entered into new reinsurance agreements with third party reinsurers which reinsured the same block of business as that previously reinsured by MONY Life. Under the new reinsurance agreements, the Company increased its retention limits on new business for any one person for individual products from $0.5 million to $4.0 million and on last survivor products from $0.5 million to $6.0 million.

11.  Securities Lending and Concentration of Credit Risk:

  Securities Lending Risk

   Pursuant to a securities lending agreement with a major financial institution, the Company from time to time lends securities to approved borrowers. At December 31, 2001 and 2000, securities loaned by the Company under this agreement had a carrying value of approximately $78.4 million and $48.6 million, respectively. The minimum collateral on securities loaned is 102% of the market value of the loaned securities. Such securities are marked to market on a daily basis and the collateral is correspondingly increased or decreased.

  Concentration of Credit Risk

   At December 31, 2001 and 2000, the Company had no single investment or series of investments with a single issuer (excluding US Treasury securities and obligations of US government agencies) exceeding 1.3% and 2.2% of total cash and invested assets, respectively.

   The Company's fixed maturity securities are diversified by industry type. The industries that comprise 10% or more of the carrying value of the fixed maturity securities at December 31, 2001 are Consumer Goods and Services of $298.1 million (24.4%), Asset/Mortgage Backed of $212.9 million (17.5%), and the remaining 58.1% in other sectors, none of which exceeded 10.0% of the fixed maturities portfolio.

   At December 31, 2000, the industries that comprise 10% or more of the carrying value were Consumer Goods and Services of $199.4 million (19.7%), Energy of $124.0 million (12.2%) and Non-Government Asset/Mortgage-Backed of $160.3 million (15.8%).

   The Company holds below investment grade fixed maturity securities with a carrying value of $156.0 million at December 31, 2001. These investments consist mostly of privately issued bonds which are monitored by the Company through extensive internal analysis of the financial condition of the issuers and which generally include protective debt covenants. At December 31, 2000, the carrying value of the Company's investments in below investment grade fixed maturity securities amounted to $113.3 million.

   The Company has investments in commercial and agricultural mortgage loans. The locations of properties collateralizing mortgage loans at December 31, 2001 and 2000 are as follows:

                                       2001          2000
                                   ------------  ------------
                                         ($ in millions)
                 Geographic Region
                 West............. $ 43.2  32.5% $ 35.5  30.6%
                 Southeast........   29.6  22.3    37.9  32.6
                 Mountain.........   21.5  16.2    21.5  18.5
                 Southwest........   19.7  14.8     4.7   4.1
                 Midwest..........   13.1   9.9     8.7   7.5
                 Northeast........    5.7   4.3     7.8   6.7
                                   ------ -----  ------ -----
                        Total..... $132.8 100.0% $116.1 100.0%
                                   ====== =====  ====== =====

   The states with the largest concentrations of mortgage loan investments at December 31, 2001 are: California, $24.4 million (18.4%); District of Columbia, $17.7 million (13.3%); Oklahoma, $14.7 million (11.1%); Washington, $11.2 million (8.4%); Idaho, $10.2 million (7.7%); Oregon, $7.5 million (5.6%); Virginia, $6.2 million (4.7%) and Arizona, $5.9 million (4.4%).

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   As of December 31, 2001 and 2000, the mortgage loan portfolio by property type is as follows:

                                        2001          2000
                                    ------------  ------------
                                          ($ in millions)
                Property Type
                Agricultural....... $ 72.3  54.4% $ 67.1  58.0%
                Office buildings...   28.9  21.8    42.0  36.2
                Hotel..............   17.7  13.3     0.0   0.0
                Industrial.........    9.6   7.2     2.4   2.0
                Retail.............    0.0   0.0     1.7   1.4
                Other..............    2.9   2.2     1.6   1.3
                Apartment buildings    1.4   1.1     1.3   1.1
                                    ------ -----  ------ -----
                       Total....... $132.8 100.0% $116.1 100.0%
                                    ====== =====  ====== =====

12.  Commitments and Contingencies:

   Since late 1995 a number of purported class actions have been commenced in various state and federal courts against the Company alleging that it engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (e.g., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting MONY from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts and, if they were to succeed at trial, the equitable remedies they seek could result in significant expense to the Company. The Company has denied any wrongdoing and has asserted numerous affirmative defenses.

   On June 7, 1996, the New York State Supreme Court certified one of those cases, Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America (now known as DeFilippo, et al v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company), the first of the class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by the Company that was allegedly sold on a "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, the Company filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts and/or are being held in abeyance pending the outcome of the Goshen case.

   On October 21, 1997, the New York State Supreme Court granted the Company's motion for summary judgement and dismissed all claims filed in the Goshen case against the Company. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court has subsequently reaffirmed that, for purposes of the remaining New York General Business Law claim, the class is now limited to New York purchasers only, and has further held that the New York General Business Law claims of all class members whose claims accrued prior to November 29, 1992 are barred by the applicable statute of limitations. On August 9, 2001, the New York State Appellate Division, First Department, affirmed the ruling limiting the class to New York purchasers. On January 15, 2002, the New York State Court of Appeals granted the plaintiffs' motion for leave to appeal from that decision. The Company intends vigorously to defend that litigation. There can be no assurance, however, that the present litigation relating to sales practices will not have a material adverse effect on the Company.

   In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings (some of which involved demands for unspecified damages) in connection with its business. In the opinion of management of the Company, resolution of contingent liabilities, income taxes and other matters will not have a material adverse effect on the Company's or results of operations.

   At December 31, 2001, the Company had commitments to issue $1.1 million fixed and floating rate commercial mortgages ranging from 4.80% to 7.68%, and $3.5 million of fixed rate agricultural loans with periodic interest rate reset dates. The initial interest rates on such loans range from approximately 6.87% to 7.25%. As of December 31, 2001, there was an outstanding commitment to purchase a private fixed maturity security of $8.0 million with an interest rate of 10.0%.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

13.  Statutory Financial Information and Regulatory Risk-Based Capital:

   Statutory net loss reported by the Company for the years ended December 31, 2001, 2000 and 1999 was $64.9 million, $35.9 million and $18.2 million, respectively. The combined statutory surplus of the Company as of December 31, 2001 and 2000 was $189.4 million and $152.6 million, respectively.

14.  Reorganization and Other Charges:

   During 2001, the Company recorded charges aggregating approximately $20.7 million on a pre-tax basis. Of this amount approximately $14.8 million represented "Reorganization Charges" taken in connection with the Company's reorganization of certain of its lines of business and $2.5 million represented "Other Charges" unrelated to the Company's reorganization activities. These charges consisted of severance for terminated employees, losses relating to the abandonment of leased office space, and certain information technology related assets, and certain other charges.

   The following table summarizes the components of the Company's
Reorganization Charges and Other Charges, respectively:

                                                                  Net
                                                                Realized
                                                      Operating  Losses  Total
                                                      --------- -------- -----
  Reorganization Charges:
  Severance benefits and incentive compensation......   $ 7.4     $ --   $ 7.4
  Leased offices.....................................     1.4       --     1.4
  Deferred policy acquisition costs..................     3.5       --     3.5
  Other..............................................     2.5       --     2.5
                                                        -----     ----   -----
         Subtotal -- Reorganization Charges..........    14.8       --    14.8
  Other Charges:
  Asset Impairments and Valuation Related Write-downs      --      2.5     2.5
  Benefits to policyholders..........................     2.1       --     2.1
  Information technology assets......................     1.0       --     1.0
  Other..............................................     0.3       --     0.3
                                                        -----     ----   -----
         Subtotal -- Other Charges...................     3.4      2.5     5.9
                                                        -----     ----   -----
  Total -- Reorganization and Other Charges..........   $18.2     $2.5   $20.7
                                                        =====     ====   =====

   All of the components of the Reorganization Charges reflected above, except $3.5 million related to deferred policy acquisition costs are included in "Other Operating Costs and Expenses" in the Company's income statement for the year ended December 31, 2001.

   All of the components of the Other Charges reflected above, except $2.5 million related to valuation write-downs and $2.1 million related to policyholder benefits, are included in "Other Operating Costs and Expenses" in the Company's income statement for the year ended December 31, 2001. The valuation write-downs are included in "Net Realized Gains (Losses) on Investments" in the Company's income statement for 2001.

   Of the reorganization charges recorded, approximately $1.4 million meet the definition of "restructuring charges" as defined by Emerging Issues Task Force Consensus 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". At December 31, 2001 a liability of $1.4 million is included in Accounts payable and other liabilities in the Company's balance sheet.

15.  Implication of the Events of September 11th:

   The terrorist events of September 11th had no material effect on the Company's financial position at December 31, 2001 or its results of operations for the year then ended. The net effect of life insurance claims relating to the incident (after reinsurance and the release of related policy reserves) aggregated approximately $2.1 million pre-tax. In addition, the Company incurred losses from business interruption. These losses principally arose from the temporary closing of the Company's New York corporate offices and lost revenues resulting from the volatility of the securities markets and consumer uncertainty with respect to equity based products in the aftermath of September 11th. To date, no determination has been made with respect to the Company's ability to recover the aforementioned damages under its insurance coverages.

                                  Appendix A


                         DEATH BENEFIT PERCENTAGE FOR


                  GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST


Attained Age                                                  Death Benefit
------------                                                  -------------
40 and Under ...............................................       250%
41..........................................................       243
42..........................................................       236
43..........................................................       229
44..........................................................       222
45..........................................................       215
46..........................................................       209
47..........................................................       203
48..........................................................       197
49..........................................................       191
50..........................................................       185
51..........................................................       178
52..........................................................       171
53..........................................................       164
54..........................................................       157
55..........................................................       150
56..........................................................       146
57..........................................................       142
58..........................................................       138
59..........................................................       134
60..........................................................       130
61..........................................................       128
62..........................................................       126
63..........................................................       124
64..........................................................       122
65..........................................................       120
66..........................................................       119
67..........................................................       118
68..........................................................       117
69..........................................................       116
70..........................................................       115
71..........................................................       113
72..........................................................       111
73..........................................................       109
74..........................................................       107
75-90.......................................................       105
91..........................................................       104
92..........................................................       103
93..........................................................       102
94..........................................................       101
95..........................................................       100

                                  Appendix B


                    ALTERNATE DEATH BENEFIT PERCENTAGE FOR


                  GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST


Attained Age                                            Applicable Percentage
------------                                            ---------------------
40 and Under ........................................            250%
41...................................................            243
42...................................................            236
43...................................................            229
44...................................................            222
45...................................................            215
46...................................................            209
47...................................................            203
48...................................................            197
49...................................................            191
50...................................................            185
51...................................................            178
52...................................................            211
53...................................................            210
54...................................................            208
55...................................................            206
56...................................................            204
57...................................................            203
58...................................................            202
59...................................................            203
60...................................................            204
61...................................................            205
62...................................................            206
63...................................................            207
64...................................................            208
65...................................................            209
66...................................................            210
67...................................................            211
68...................................................            212
69...................................................            213
70...................................................            214
71...................................................            215
72...................................................            216
73...................................................            217
74...................................................            218
75...................................................            214
76...................................................            207
77...................................................            199
78...................................................            192
79...................................................            186
80...................................................            180
81...................................................            174
82...................................................            169
83...................................................            164
84...................................................            159
85...................................................            145
86...................................................            133

Attained Age                                            Applicable Percentage
------------                                            ---------------------
     87...............................................           120
     88...............................................           105
     89...............................................           105
     90...............................................           105
     91...............................................           104
     92...............................................           103
     93...............................................           102
     94...............................................           101
     95...............................................           100

                                  Appendix C


                         DEATH BENEFIT PERCENTAGE FOR


                         CASH VALUE ACCUMULATION TEST


                                     MALE

                                           Applicable Percentage Applicable Percentag
Attained Age                                    Non-Smoker              Smoker
------------                               --------------------- --------------------
     18.................................          728.68%               590.77%
     19.................................          707.62                574.17
     20.................................          687.37                558.07
     21.................................          667.46                542.22
     22.................................          647.92                526.63
     23.................................          628.74                511.31
     24.................................          609.54                496.26
     25.................................          590.76                481.26
     26.................................          572.38                466.56
     27.................................          554.10                451.96
     28.................................          536.27                437.70
     29.................................          518.88                423.75
     30.................................          501.92                410.14
     31.................................          485.40                397.00
     32.................................          469.31                384.18
     33.................................          453.85                371.79
     34.................................          438.80                359.81
     35.................................          424.14                348.23
     36.................................          410.04                337.03
     37.................................          396.46                326.18
     38.................................          383.38                315.76
     39.................................          370.76                305.81
     40.................................          358.57                296.22
     41.................................          346.81                287.04
     42.................................          335.54                278.22
     43.................................          324.63                269.81
     44.................................          314.16                261.75
     45.................................          304.09                254.03
     46.................................          294.39                246.61
     47.................................          285.04                239.50
     48.................................          276.02                232.68
     49.................................          267.36                226.16
     50.................................          259.04                219.90
     51.................................          251.02                213.88
     52.................................          243.33                208.11
     53.................................          235.94                202.60
     54.................................          228.86                197.34
     55.................................          222.06                192.33
     56.................................          215.56                187.55
     57.................................          209.33                182.99
     58.................................          203.37                178.63
     59.................................          197.66                174.46
     60.................................          192.20                170.45
     61.................................          186.98                166.61

                                           Applicable Percentage Applicable Percentage
Attained Age                                    Non-Smoker              Smoker
------------                               --------------------- ---------------------
     62.................................          181.99%               162.94%
     63.................................          177.22                159.45
     64.................................          172.68                156.13
     65.................................          168.35                152.99
     66.................................          164.24                150.02
     67.................................          160.33                147.20
     68.................................          156.60                144.52
     69.................................          153.06                141.95
     70.................................          149.67                139.49
     71.................................          146.45                137.14
     72.................................          143.43                134.90
     73.................................          140.55                132.78
     74.................................          137.83                130.79
     75.................................          135.30                128.92
     76.................................          132.92                127.18
     77.................................          130.69                125.56
     78.................................          128.59                124.03
     79.................................          126.59                122.59
     80.................................          124.70                121.20
     81.................................          122.89                119.86
     82.................................          121.17                118.59
     83.................................          119.55                117.37
     84.................................          118.03                116.23
     85.................................          116.60                115.14
     86.................................          115.26                114.11
     87.................................          113.97                113.09
     88.................................          112.72                112.05
     89.................................          111.47                111.00
     90.................................          110.17                109.86
     91.................................          108.76                108.59
     92.................................          107.18                107.09
     93.................................          105.31                105.27
     94.................................          103.00                102.99
     95.................................          100.00                100.00

                                  Appendix D


                         DEATH BENEFIT PERCENTAGE FOR


                         CASH VALUE ACCUMULATION TEST


                                    FEMALE

                                                   Applicable Percentage Applicable Percentage
Attained Age                                            Non-Smoker              Smoker
------------                                       --------------------- ---------------------
     18........................................           834.33%               734.20%
     19........................................           807.96                710.85
     20........................................           782.15                688.01
     21........................................           756.99                666.21
     22........................................           733.03                644.93
     23........................................           709.65                624.17
     24........................................           686.84                603.93
     25........................................           664.60                584.56
     26........................................           642.93                565.67
     27........................................           621.82                547.24
     28........................................           601.64                529.58
     29........................................           581.97                512.35
     30........................................           562.81                495.56
     31........................................           544.16                479.44
     32........................................           526.29                463.72
     33........................................           508.89                448.60
     34........................................           491.95                434.04
     35........................................           475.69                420.02
     36........................................           459.86                406.34
     37........................................           444.65                393.15
     38........................................           430.01                380.55
     39........................................           415.92                368.49
     40........................................           402.34                356.94
     41........................................           389.25                345.85
     42........................................           376.74                335.30
     43........................................           364.65                325.13
     44........................................           353.07                315.41
     45........................................           341.85                306.10
     46........................................           331.09                297.10
     47........................................           320.73                288.44
     48........................................           310.68                280.11
     49........................................           300.99                272.07
     50........................................           291.71                264.37
     51........................................           282.75                256.96
     52........................................           274.14                249.83
     53........................................           265.85                242.95
     54........................................           257.86                236.34
     55........................................           250.15                229.97
     56........................................           242.74                223.86
     57........................................           235.60                217.95
     58........................................           228.71                212.21
     59........................................           222.05                206.64
     60........................................           215.61                201.22

                                                   Applicable Percentage Applicable Percentage
Attained Age                                            Non-Smoker              Smoker
------------                                       --------------------- ---------------------
     61........................................           209.36                195.96
     62........................................           203.34                190.86
     63........................................           197.56                185.95
     64........................................           192.00                181.25
     65........................................           186.70                176.77
     66........................................           181.65                172.48
     67........................................           176.83                168.37
     68........................................           172.20                164.42
     69........................................           167.73                160.60
     70........................................           163.41                156.89
     71........................................           159.25                153.30
     72........................................           155.27                149.84
     73........................................           151.47                146.54
     74........................................           147.87                143.42
     75........................................           144.48                140.48
     76........................................           141.28                137.72
     77........................................           138.27                135.12
     78........................................           135.43                132.65
     79........................................           132.74                130.32
     80........................................           130.18                128.09
     81........................................           127.75                125.96
     82........................................           125.46                123.93
     83........................................           123.30                122.01
     84........................................           121.27                120.20
     85........................................           119.37                118.50
     86........................................           117.58                116.89
     87........................................           115.88                115.36
     88........................................           114.25                113.87
     89........................................           112.64                112.39
     90........................................           111.03                110.86
     91........................................           109.35                109.25
     92........................................           107.54                107.49
     93........................................           105.49                105.47
     94........................................           103.05                103.05
     95........................................           100.00                100.00

                                  Appendix E


                    ALTERNATE DEATH BENEFIT PERCENTAGE FOR


                         CASH VALUE ACCUMULATION TEST



                                     MALE


                                                     Applicable Percentage Applicable Percentage
Attained                                                  Non-Smoker              Smoker
--------                                             --------------------- ---------------------
   18.............................................          728.68%               590.77%
   19.............................................          707.62                574.17
   20.............................................          687.37                558.07
   21.............................................          667.46                542.22
   22.............................................          647.92                526.63
   23.............................................          628.74                511.31
   24.............................................          609.54                496.26
   25.............................................          590.76                481.26
   26.............................................          572.38                466.56
   27.............................................          554.10                451.96
   28.............................................          536.27                437.70
   29.............................................          518.88                423.75
   30.............................................          501.92                410.14
   31.............................................          485.40                397.00
   32.............................................          469.31                384.18
   33.............................................          453.85                371.79
   34.............................................          438.80                359.81
   35.............................................          424.14                348.23
   36.............................................          410.04                337.03
   37.............................................          396.46                326.18
   38.............................................          383.38                315.76
   39.............................................          370.76                305.81
   40.............................................          358.57                296.22
   41... .........................................          346.81                287.04
   42.............................................          335.54                278.22
   43.............................................          324.63                269.81
   44.............................................          314.16                261.75
   45.............................................          304.09                254.03
   46.............................................          294.39                246.61
   47.............................................          285.04                239.50
   48.............................................          276.02                232.68
   49.............................................          267.36                226.16
   50.............................................          259.04                219.90
   51.............................................          251.02                213.88
   52.............................................          247.00                211.25
   53.............................................          244.00                209.53
   54.............................................          241.00                207.81
   55.............................................          238.00                206.14
   56.............................................          235.00                204.47
   57.............................................          232.00                202.80
   58.............................................          230.00                202.03
   59.............................................          230.00                203.00
   60.............................................          230.00                203.98
   61.............................................          230.00                204.95

                                                     Applicable Percentage Applicable Percentage
Attained                                                  Non-Smoker              Smoker
--------                                             --------------------- ---------------------
   62..............................................         230.00                205.93
   63..............................................         230.00                206.95
   64..............................................         230.00                207.96
   65..............................................         230.00                209.01
   66..............................................         230.00                210.08
   67..............................................         230.00                211.17
   68..............................................         230.00                212.25
   69..............................................         230.00                213.31
   70..............................................         230.00                214.36
   71..............................................         230.00                215.38
   72..............................................         230.00                216.32
   73..............................................         230.00                217.29
   74..............................................         230.00                218.24
   75..............................................         221.89                211.43
   76..............................................         214.00                204.76
   77..............................................         205.18                197.13
   78..............................................         196.74                189.77
   79..............................................         189.89                183.88
   80..............................................         183.31                178.16
   81..............................................         176.96                172.61
   82..............................................         170.85                167.21
   83..............................................         164.98                161.98
   84..............................................         159.34                156.91
   85..............................................         145.75                143.93
   86..............................................         132.55                131.22
   87..............................................         119.67                118.74
   88..............................................         112.72                112.05
   89..............................................         111.47                111.00
   90..............................................         110.17                109.86
   91..............................................         108.76                108.59
   92..............................................         107.18                107.09
   93..............................................         105.31                105.27
   94..............................................         103.00                102.99
   95..............................................         100.00                100.00

                                  Appendix F


                    ALTERNATE DEATH BENEFIT PERCENTAGE FOR


                         CASH VALUE ACCUMULATION TEST



                                    FEMALE


Attained                                          Applicable Percentage Applicable Percentage
Age                                                    Non-Smoker              Smoker
--------                                          --------------------- ---------------------
   18..........................................          834.33%               734.20%
   19..........................................          807.96                710.85
   20..........................................          782.15                688.01
   21..........................................          756.99                666.21
   22..........................................          733.03                644.93
   23..........................................          709.65                624.17
   24..........................................          686.84                603.93
   25..........................................          664.60                584.56
   26..........................................          642.93                565.67
   27..........................................          621.82                547.24
   28..........................................          601.64                529.58
   29..........................................          581.97                512.35
   30..........................................          562.81                495.56
   31..........................................          544.16                479.44
   32..........................................          526.29                463.72
   33..........................................          508.89                448.60
   34..........................................          491.95                434.04
   35..........................................          475.69                420.02
   36..........................................          459.86                406.34
   37..........................................          444.65                393.15
   38..........................................          430.01                380.55
   39..........................................          415.92                368.49
   40..........................................          402.34                356.94
   41..........................................          389.25                345.85
   42..........................................          376.74                335.30
   43..........................................          364.65                325.13
   44..........................................          353.07                315.41
   45..........................................          341.85                306.10
   46..........................................          331.09                297.10
   47..........................................          320.73                288.44
   48..........................................          310.68                280.11
   49..........................................          300.99                272.07
   50..........................................          291.71                264.37
   51..........................................          282.75                256.96
   52..........................................          278.27                253.60
   53..........................................          274.93                251.25
   54..........................................          271.54                248.87
   55..........................................          268.10                246.47
   56..........................................          264.63                244.05
   57..........................................          261.11                241.54
   58..........................................          258.66                240.00
   59..........................................          258.39                240.05
   60..........................................          258.02                240.80
   61..........................................          257.53                241.05

Attained                                          Applicable Percentage Applicable Percentage
Age                                                    Non-Smoker              Smoker
--------                                          --------------------- ---------------------
   62.........................................           256.99                241.22
   63.........................................           256.40                241.34
   64.........................................           255.74                241.41
   65.........................................           255.07                241.50
   66.........................................           254.38                241.53
   67.........................................           253.67                241.53
   68.........................................           252.90                241.48
   69.........................................           252.06                241.33
   70.........................................           251.12                241.10
   71.........................................           250.12                240.76
   72.........................................           248.99                240.27
   73.........................................           247.88                239.81
   74.........................................           246.75                239.32
   75.........................................           236.94                230.39
   76.........................................           227.46                221.72
   77.........................................           217.08                212.13
   78.........................................           207.21                202.96
   79.........................................           199.11                195.47
   80.........................................           191.37                188.29
   81.........................................           183.97                181.38
   82.........................................           176.90                174.74
   83.........................................           170.15                168.37
   84.........................................           163.72                162.26
   85.........................................           149.21                148.13
   86.........................................           135.22                134.43
   87.........................................           121.68                121.13
   88.........................................           114.25                113.87
   89.........................................           112.64                112.39
   90.........................................           111.03                110.86
   91.........................................           109.35                109.25
   92.........................................           107.54                107.49
   93.........................................           105.49                105.47
   94.........................................           103.05                103.05
   95.........................................           100.00                100.00

                                  Appendix G

              ILLUSTRATIONS OF DEATH PROCEEDS, ACCOUNT VALUES AND
                  SURRENDER VALUES, AND ACCUMULATED PREMIUMS

   The following tables illustrate how the key financial elements of the Policy work, specifically, how the Death Proceeds and Surrender Values can vary over an extended period of time. In addition, each table compares these values with premium paid accumulated with interest.

   The Policies illustrated include the following:

                                                   Def. of   Death             Target
                                                  Life Ins. Benefit Specified   Death    See
Sex  Age Underwriting Method        Smoker          Test    Option   Amount    Benefit  Pages
---- --- ------------------- -------------------- --------- ------- --------- --------- -----
Male 45   Medical Issue      Preferred Non-Smoker   CVAT       1    1,000,000 1,000,000 G-6
Male 45   Medical Issue      Preferred Non-Smoker   CVAT       2    1,000,000 1,000,000 G-7
Male 45   Medical Issue      Preferred Non-Smoker   GPT        1    1,000,000 1,000,000 G-8
Male 45   Medical Issue      Preferred Non-Smoker   GPT        2    1,000,000 1,000,000 G-9
Male 45   Guaranteed Issue   Non-Smoker             CVAT       1    1,000,000 1,000,000 G-10
Male 45   Guaranteed Issue   Non-Smoker             CVAT       2    1,000,000 1,000,000 G-11
Male 45   Guaranteed Issue   Non-Smoker             GPT        1    1,000,000 1,000,000 G-12
Male 45   Guaranteed Issue   Non-Smoker             GPT        2    1,000,000 1,000,000 G-13

   The tables show how Death Proceeds and Surrender Values of a hypothetical Policy could vary over an extended period of time if the Subaccounts of the Variable Account had constant hypothetical gross annual investment returns of 0% or 12% over the periods indicated in each table. The values will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the Death Proceeds and Surrender Values will be different if the returns averaged 0% or 12% over a period of years but went above or below those figures in individual Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if unisex rates were used.

   The fourth column of each table shows what would happen if an amount equal to the premiums (shown in the third column) were invested to earn interest, after taxes, of 5% compounded annually. All premium payments are illustrated as if they were made at the beginning of the year.

   The amounts shown for Death Proceeds and Surrender Values sections reflect the fact that the net investment return on the Policy is lower than the gross investment return on the Subaccounts of the Variable Account. This results from the charges levied, including the premium loads, administrative charges, mortality and expense risk charges, and Sales Charges. The difference between the Account Value and the Surrender Value in the first three years is the refund of Sales Charges. Account Value is not shown in the accompanying tables.

   The tables illustrate cost of insurance and expense charges at both current rates (which are described under Cost of Insurance, page 47) and at the maximum rates guaranteed in the Policies. The amounts shown at the end of the Policy year reflect a daily charge against the Portfolios. These charges include the charge to Portfolio assets for investment management and direct expenses. The initial mortality and expense risk charge is .60% annually on a guaranteed basis; illustrations showing current rates reflect a mortality and expense risk charge of .30% annually beginning after the tenth Policy Anniversary; and illustrations showing guaranteed rates reflect a mortality and expense risk charge of .45% annually beginning on and after the tenth Policy Anniversary.

   Since the Company is unable to predict how a particular Policy owner will allocate net premium payments and cash values among the available Subaccounts, the Company has assumed that the daily investment advisory fee and other expenses of the hypothetical portfolio was deducted at a rate equivalent to 0.87% of the aggregate average daily net assets of the Portfolio. Of course, the investment advisory fee and other expenses actually incurred will depend upon the Policy owner's choice of Subaccounts. Actual fees and other expenses vary by

Portfolio and may be subject to agreements by the sponsor to waive or otherwise reimburse each Portfolio for operating expenses which exceed certain limits. For a detailed description of actual expenses and expense reimbursements, see pages 4-6. There can be no assurance that the expense reimbursement arrangements will continue in the future, and any unreimbursed expenses would be reflected in the values included in the tables.

   The effect of these investment management and direct expenses on a 0% gross rate of return would result in a net rate of return of -0.87%, and on 12% it would be 11.13%.

   The tables assume the deduction of charges including administrative and sale charges. For each age, there are tables using current and guaranteed policy cost factors. The tables reflect the fact that the Company does not currently make any charge against the Variable Account for state or federal taxes. If such a charge is made in the future, it will take a higher rate of return to produce after-tax returns of 0% and 12%.

   The Company will furnish, upon request, a comparable illustration based on the age and the sex of the proposed insured, underwriting and premium class assumptions and an initial Specified Amount, Target Death Benefit and Schedule Premium Payments of the applicant's choice. In addition, the individual chosen Definition of Life Insurance Test will be illustrated. If a Policy is purchased, an individualized illustration will be delivered reflecting the Schedule Premium Payment chosen and the Insured's actual risk class. After issuance, the Company will provide, upon request, an illustration of future Policy benefits based on both guaranteed and current cost factor assumptions and actual Account Value.

   This page, beginning with the next paragraph, page G-3, and page G-4 to the section headed "Additional Riders and Benefits Included in This Proposal", will precede each of the flexible premium variable life to age 95 compliance reports statements and page G-4 from and after the section headed "Additional Riders and Benefits Included in This Proposal" on page G-4 and concluding on page G-5 will follow each of the flexible premium variable life to age 95 compliance reports statements which begin on page G-6.

   The Corporate Sponsored Variable Universal Life is a flexible premium variable life insurance policy which provides insurance to maturity age 95. The initial premium is due on or before delivery of the policy. You can choose the amount and frequency of premium payments within certain limits.

   The Death Proceeds, Account Value and Surrender Value under CSVUL Flexible Premium Variable Life Insurance may vary up and down to reflect the investment experience of the subaccounts of the Separate Account and are based on hypothetical investments return assumptions. Each illustration assumes that the combination of the amounts allocated by a policyowner to the subaccounts experienced hypothetical gross rate of investment return equivalent to 0% and any other rate specified to a maximum of 12%.

   Subject to the terms of the policy, the policyowner may select and change the death benefit Option. So long as the Policy remains in force, the death benefit under either Option will never be less than the Specified Amount of the Policy. Under Option 1, the death benefit will be equal to the Specified Amount of the Policy or, if greater, the Cash Value on the date of death multiplied by a Death Benefit Percentage. Under Option 2, the death benefit will be equal to the Specified Amount of the Policy plus the Account Value on the date of death or, if greater, the Cash Value on the date of death multiplied by a Death Benefit Percentage.

   These illustrations of Death Proceeds, Account Value and Surrender Value are designed to show the way in which variable life insurance operates. The hypothetical returns are not intended as estimates of the future performance of any subaccounts. MONY Life Insurance Company of America is not able to predict the future performance of the subaccounts.

   The values of each subaccount may vary up and down and the policyowner may vary how premiums and cash values are allocated among the subaccounts. Illustrations are based on assumed allocations and hypothetical rates of return and reflect both guaranteed and non-guaranteed charges, fees and deductions. These assumptions are made for illustrative purposes only and actual performance may differ from what is shown.

   Death Proceeds, Account Value and Surrender Value under the policy are discussed in the prospectus and in your policy. The amounts for the Death Proceeds, Account Value and Surrender Value are as of the end of the policy year and take into consideration the charges and expenses assessed by the policy as well as those assessed by the underlying funds.

   The daily charge for investment advisory services and other costs and expenses of operating the underlying Fund Portfolio varies by subaccount and ranges from 0.26% to 1.50% on an annualized basis. Since a specific allocation amongst subaccounts is not assumed in the illustration, the charge assumed is equivalent to an annual rate of 0.87%. The actual charge will depend upon the policyowner's choice of subaccounts.

   The daily charges discussed in the second paragraph above are effectively subtracted from the hypothetical gross investment rate of return. The resulting net investment rate of return is shown in parentheses next to the hypothetical gross rate.

                                 Column Descriptions And Key Terms

Age EOY:                   Insured's attained age at the end of the policy year.

Net Premium Outlay:        The annualized out-of-pocket payments for each policy year including scheduled and any anticipated unscheduled premium payments less any illustrated surrenders or loans plus loan interest, if any. Premium payments are assumed to be paid at the beginning of each premium paying period.

Premium Accumulated at 5%: The amount to which the premiums paid for the policy to the end of the policy year would accumulate if an amount equal to such premium were invested to earn interest, after taxes at 5% compounded annually.

Annual Loan:               Reflects any loans that have been requested.

Partial Surrenders from    Reflects any partial surrenders that have been requested. A partial
Insurance Policy:          surrender could reduce the Death Proceeds, and will reduce the
                           Account Value and Surrender Value by the amount surrendered plus a transaction fee, which is the lesser of $25 or 2% of the amount surrendered.

Cash Value:                Account Value plus any applicable refund of sales charge.

Death Benefit:             The greater of the Target Death Benefit and the Base Death Benefit.

                                    Guaranteed Charges at 0.00%

Surrender Value:           The value of the subaccount at the end of the policy year assuming a
                           0.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximum plus the return of loads if the policy were surrendered prior to the end of the first three years.
                           The surrender value also takes into account any loans or partial surrenders illustrated.

Death Proceeds:            The benefit payable under the policy and any riders if the insured's death occurs at the end of the policy year, assuming a 0.00%
                           hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximums.

                               Guaranteed Charges at 12.00%

Surrender Value: The value of the subaccount at the end of the policy year assuming a
                 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximum plus the return of loads if the policy were surrendered prior to the end of the first three years.
                 The surrender value also takes into account any loans or partial surrenders illustrated.

Death Proceeds:  The benefit payable under the policy and any riders if the insured's death occurs at the end of the policy year, assuming a 12.00%
                 hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximums.

                                Current Charges at 12.00%

Surrender Value: The value of the subaccount at the end of the policy year assuming a
                 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at the current non-guaranteed rate plus the return of loads if the policy were surrendered prior to the end of the first three years. The surrender value also takes into account any loans or partial surrenders illustrated.

Death Proceeds:  The benefit payable under the policy and any rider if the insured's death occurs at the end of the policy year, assuming a 12.00%
                 hypothetical rate of return on the Funds, less all charges, fees and deductions at the current non-guaranteed rates.

           ADDITIONAL RIDERS AND BENEFITS INCLUDED IN THIS PROPOSAL

   This illustration includes the following optional insurance benefits that can be added to the policy by Rider. A charge will be deducted monthly from the Account Value for each of the optional benefits added to the Policy. The following is a brief summary of the Riders. Refer to the prospectus for further explanations of each Rider.

   Term Insurance Rider:  None.

                            ADDITIONAL INFORMATION

   This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as modified endowment.

   This illustration has been checked against federal tax laws relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Initial 7-pay premium... $52,449.81
    Target premium.......... $52,449.81
    Initial Guideline single Note: this amount is shown, if applicable, on each illustration which follows
    Initial Guideline annual Note: this amount is shown, if applicable, on each illustration which follows

   Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflects the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

   The policy's Surrender Value includes any sales charge refund on full surrender. The sale charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule: Year 1--100%, Year 2--66.67%, Year 3--33.33%.

   Premiums less the following deductions are added to the Account Value. (1) A premium tax charge of 2.00% of gross premium in all years, (2) a sales charge of the gross premium equal to 9.00% up to the target premium in years 1-10, 0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years, (3) a DAC tax charge of 1.25% of gross premium in all years. An administrative charge is deducted each month. During the first 36 months the charge is $12.50 per month for fully underwritten policies and $10.50 per month for guaranteed issue policies; thereafter, the charge is $7.50 per month.

   Those columns assuming guaranteed charges use the current monthly mortality charge and current charges for rider benefits, if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter, these columns use guaranteed charges for monthly mortality charges, rider benefits, if any, and the assumed hypothetical gross annual investment indicated. Those columns assuming current charges are based upon "current charges" and the assumed gross annual investment return indicated.

   The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

                       [INCLUDED IF LOAN IS ILLUSTRATED]

   A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. It is anticipated but not guaranteed that after the 10th policy anniversary the annual interest rate applicable to this loan amount will be .30% higher than the rate applicable to policies of the same type which have not reached their 10th anniversary. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. If loan interest is not paid by the policyholder when due, the amount of the loan interest will be added to the amount of loan outstanding. This will have the effect of reducing the cash value of the policy and may reduce benefits available under the policy. Depending upon the performance of the subaccounts chosen by the policyholder, the cash value available for loans may be more or less than the amount of the premiums paid by the policyholder. Similarly, the amount of cash value available for surrenders will depend upon the performance of the subaccounts chosen by the policyholder, and the cash value available for surrenders may be more or less than the amount of premiums paid by the policyholder. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

                                                    LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                   Flexible Premium Variable Life to Age 95

                               COMPLIANCE REPORT

Insured Name, Male, Preferred Non-smoker, Age 45 TAX BRACKET %: 33%(ee)/40%(er)
INITIAL TARGET DEATH BENEFIT: $1,000,000         LOAN INTEREST RATE: 4.6% in arrears
INITIAL SPECIFIED AMOUNT: $1,000,000             DEFINITION OF LIFE INSURANCE: CVAT
ANNUAL PREMIUM: $52,449.00                       UNDERWRITING CLASS: Fully Underwritten
INITIAL DEATH BENEFIT OPTION: Option 1


                                                       Guaranteed Policy Charges         Current Policy Charges
                                               ----------------------------------------- ----------------------
                                                     Hypothetical Rates of Return
                                               0.00% (-0.87% Net)   12.00% (11.13% Net)   12.00% (11.13% Net)
                                      Partial  ------------------- --------------------- ----------------------
              Net    Premium         Surrender Surrender  Death    Surrender    Death     Surrender    Death
Policy  AGE Premium  Accum.   Annual fr Insur    Value   Proceeds    Value     Proceeds     Value     Proceeds
  YR    EOY Outlay    @ 5%     Loan   Policy   --------- --------- ---------- ---------- ----------  ----------
   1    46  52,449     55,071   0        0       48,330  1,000,000     53,712  1,000,000     53,712   1,000,000
   2    47  52,449    112,896   0        0       88,059  1,000,000    104,516  1,000,000    106,004   1,000,000
   3    48  52,449    173,613   0        0      127,123  1,000,000    160,795  1,000,000    163,627   1,000,000
   4    49  52,449    237,365   0        0      165,508  1,000,000    223,139  1,000,000    227,374   1,000,000
   5    50  52,449    304,305   0        0      204,765  1,000,000    293,767  1,000,000    299,466   1,000,000
   6    51  52,449    374,591   0        0      243,354  1,000,000    371,896  1,000,000    379,361   1,000,000
   7    52  52,449    448,392   0        0      281,225  1,000,000    457,811  1,149,196    467,513   1,173,551
   8    53       0    470,812   0        0      272,802  1,000,000    501,380  1,220,009    513,951   1,250,596
   9    54       0    494,352   0        0      264,017  1,000,000    548,896  1,295,066    565,145   1,333,404
  10    55       0    519,070   0        0      254,863  1,000,000    600,735  1,374,843    621,592   1,422,575
  11    56       0    545,023   0        0      245,615  1,000,000    658,205  1,461,609    685,791   1,522,868
  12    57       0    572,275   0        0      235,782  1,000,000    720,846  1,553,856    756,587   1,630,899
  13    58       0    600,888   0        0      225,350  1,000,000    789,158  1,651,945    834,668   1,747,212
  14    59       0    630,933   0        0      214,210  1,000,000    863,583  1,756,269    920,229   1,871,470
  15    60       0    662,479   0        0      202,249  1,000,000    944,602  1,867,101  1,013,890   2,004,056
  16    61       0    695,603   0        0      189,345  1,000,000  1,032,738  1,984,922  1,116,202   2,145,340
  17    62       0    730,383   0        0      175,370  1,000,000  1,128,558  2,110,178  1,228,003   2,296,121
  18    63       0    766,902   0        0      160,187  1,000,000  1,232,686  2,243,365  1,349,959   2,456,791
  19    64       0    805,247   0        0      143,444  1,000,000  1,345,551  2,384,586  1,483,607   2,629,248
  20    65       0    845,510   0        0      125,075  1,000,000  1,467,989  2,534,924  1,630,130   2,814,908
@age 70          0  1,079,108   0        0       LAPSED     LAPSED  2,248,568  3,441,657  2,631,528   4,027,817
@age 85          0  2,243,387   0        0                          7,331,061  8,652,851 10,534,703  12,434,111
@age 95          0  3,654,240   0        0                         16,015,215 16,495,671 26,315,657  27,105,126

----------
This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Account Value.

Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

                                                              Prepared: 4/30/99

                                                    LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                   Flexible Premium Variable Life to Age 95

                               COMPLIANCE REPORT

Insured Name, Male, Preferred Non-smoker, Age 45 TAX BRACKET %: 33% (ee)/40%(er)
INITIAL TARGET DEATH BENEFIT: $1,000,000         LOAN INTEREST RATE: 4.6% in arrears
INITIAL SPECIFIED AMOUNT: $1,000,000             DEFINITION OF LIFE INSURANCE: CVAT
ANNUAL PREMIUM: $52,449.00                       UNDERWRITING CLASS: Fully Underwritten
INITIAL DEATH BENEFIT OPTION: Option 2


                                                       Guaranteed Policy Charges         Current Policy Charges
                                               ----------------------------------------- ----------------------
                                                                 Hypothetical Rates of Return
                                      Partial  0.00% (-0.87% Net)   12.00% (11.13% Net)   12.00% (11.13% Net)
              Net    Premium         Surrender ------------------- --------------------- ----------------------
Policy  AGE Premium  Accum.   Annual fr Insur  Surrender  Death    Surrender    Death     Surrender    Death
  YR    EOY Outlay    @ 5%     Loan   Policy     Value   Proceeds    Value     Proceeds     Value     Proceeds
------- --- ------- --------- ------ --------- --------- --------- ---------- ---------- ----------  ----------
   1    46  52,449     55,071   0        0       48,255  1,043,534     53,628  1,048,907     53,628   1,048,907
   2    47  52,449    112,896   0        0       87,673  1,084,526    104,052  1,100,905    105,700   1,102,553
   3    48  52,449    173,613   0        0      126,253  1,124,680    159,664  1,158,090    162,878   1,161,305
   4    49  52,449    237,365   0        0      163,948  1,163,948    220,943  1,220,943    225,889   1,225,889
   5    50  52,449    304,305   0        0      202,284  1,202,284    289,993  1,289,993    296,851   1,296,851
   6    51  52,449    374,591   0        0      239,703  1,239,703    365,889  1,365,889    375,239   1,375,239
   7    52  52,449    448,392   0        0      276,097  1,276,097    449,221  1,449,221    461,831   1,461,831
   8    53       0    470,812   0        0      266,132  1,266,132    489,926  1,489,926    506,644   1,506,644
   9    54       0    494,352   0        0      255,717  1,255,717    534,257  1,534,257    556,147   1,556,147
  10    55       0    519,070   0        0      244,859  1,244,859    582,593  1,582,593    610,831   1,610,831
  11    56       0    545,023   0        0      233,802  1,233,802    636,188  1,636,188    673,133   1,673,133
  12    57       0    572,275   0        0      222,056  1,222,056    694,592  1,694,592    741,908   1,741,908
  13    58       0    600,888   0        0      209,630  1,209,630    758,317  1,758,317    817,855   1,817,855
  14    59       0    630,933   0        0      196,415  1,196,415    827,802  1,827,802    901,114   1,901,114
  15    60       0    662,479   0        0      182,300  1,182,300    903,533  1,903,533    992,346   1,992,346
  16    61       0    695,503   0        0      167,179  1,167,179    986,046  1,986,046  1,092,160   2,099,132
  17    62       0    730,383   0        0      150,946  1,150,946  1,075,935  2,075,935  1,201,412   2,246,401
  18    63       0    766,902   0        0      133,496  1,133,496  1,173,858  2,173,858  1,320,706   2,403,552
  19    64       0    805,247   0        0      114,488  1,114,488  1,280,289  2,280,289  1,445,455   2,572,268
  20    65       0    845,510   0        0       93,942  1,093,942  1,396,120  2,396,120  1,594,801   2,753,902
@age 69          0  1,027,722   0        0       LAPSED     LAPSED  1,965,280  3,077,628  2,340,473   3,665,180
@age 85          0  2,243,387   0        0                          6,969,948  8,226,629 10,306,276  12,164,497
@age 95          0  3,654,240   0        0                         14,861,668 15,861,668 25,698,251  26,698,251

----------
This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Account Value.

Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

                                                              Prepared: 4/30/99

                                                    LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                   Flexible Premium Variable Life to Age 95

                               COMPLIANCE REPORT

Insured Name, Male, Preferred Non-smoker, Age 45 TAX BRACKET%: 33%(ee)/40%(er)
INITIAL TARGET DEATH BENEFIT: $1,000,000         LOAN INTEREST RATE: 4.6% in arrears
INITIAL SPECIFIED AMOUNT: $1,000,000             DEFINITION OF LIFE INSURANCE: GPT
ANNUAL PREMIUM: $19,856.92                       UNDERWRITING CLASS: Fully Underwritten
INITIAL DEATH BENEFIT OPTION: Option 1
INITIAL GUIDELINE ANNUAL PREMIUM: $19,856.92
INITIAL GUIDELINE SINGLE PREMIUM: $215,570.68


                                                       Guaranteed Policy Charges         Current Policy Charges
                                               ----------------------------------------- ----------------------
                                                                 Hypothetical Rates of Return
                                      Partial  0.00% (-0.87% Net)   12.00% (11.13% Net)   12.00% (11.13% Net)
              Net    Premium         Surrender ------------------- --------------------- ----------------------
Policy  AGE Premium  Accum.   Annual fr Insur  Surrender  Death    Surrender    Death     Surrender    Death
  YR    EOY Outlay    @ 5%     Loan   Policy     Value   Proceeds    Value     Proceeds     Value     Proceeds
------- --- ------- --------- ------ --------- --------- --------- ---------- ---------- ----------  ----------
   1    46  19,857     20,850   0        0       17,168  1,000,000     19,133  1,000,000     19,133   1,000,000
   2    47  19,857     42,742   0        0       29,905  1,000,000     35,771  1,000,000     37,363   1,000,000
   3    48  19,857     65,729   0        0       42,266  1,000,000     54,040  1,000,000     57,126   1,000,000
   4    49  19,857     89,865   0        0       54,209  1,000,000     74,074  1,000,000     78,789   1,000,000
   5    50  19,857    115,208   0        0       66,283  1,000,000     96,614  1,000,000    103,104   1,000,000
   6    51  19,857    141,818   0        0       77,906  1,000,000    121,289  1,000,000    130,051   1,000,000
   7    52  19,857    169,759   0        0       88,981  1,000,000    148,245  1,000,000    159,914   1,000,000
   8    53  19,857    199,097   0        0       99,525  1,000,000    177,762  1,000,000    193,010   1,000,000
   9    54  19,857    229,901   0        0      109,447  1,000,000    210,053  1,000,000    229,687   1,000,000
  10    55  19,857    262,246   0        0      118,764  1,000,000    245,469  1,000,000    270,335   1,000,000
  11    56  19,857    296,208   0        0      129,362  1,000,000    286,740  1,000,000    318,234   1,000,000
  12    57  19,857    331,868   0        0      139,186  1,000,000    332,147  1,000,000    371,317   1,000,000
  13    58  19,857    369,311   0        0      148,256  1,000,000    382,252  1,000,000    430,194   1,000,000
  14    59  19,857    408,627   0        0      156,490  1,000,000    437,616  1,000,000    495,207   1,000,000
  15    60  19,857    449,908   0        0      163,806  1,000,000    498,906  1,000,000    567,106   1,000,000
  16    61  19,857    493,253   0        0      170,124  1,000,000    566,911  1,000,000    646,726   1,000,000
  17    62  19,857    538,765   0        0      175,361  1,000,000    642,560  1,000,000    735,161   1,000,000
  18    63  19,857    586,553   0        0      179,432  1,000,000    726,960  1,000,000    833,515   1,050,229
  19    64  19,857    636,731   0        0      182,056  1,000,000    821,347  1,018,470    942,336   1,168,497
  20    65  19,857    689,417   0        0      183,236  1,000,000    925,927  1,129,631  1,062,603   1,296,376
@age 77     19,857  1,475,344   0        0       LAPSED     LAPSED  3,406,500  3,576,825  4,024,565   4,225,793
@age 85     19,857  2,518,643   0        0                          7,568,843  7,947,285  9,205,197   9,665,456
@age 95     19,857  4,364,849   0        0                         19,338,629 19,532,015 24,924,932  25,174,181

----------
This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Account Value

Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

                                                              Prepared: 4/30/99

                                                    LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                   Flexible Premium Variable Life to Age 95

                               COMPLIANCE REPORT

Insured Name, Male, Preferred Non-smoker, Age 45 TAX BRACKET %: 33%(ee)/40%(er)
INITIAL TARGET DEATH BENEFIT: $1,000,000         LOAN INTEREST RATE: 4.6% in arrears
INITIAL SPECIFIED AMOUNT: $1,000,000             DEFINITION OF LIFE INSURANCE: GPT
ANNUAL PREMIUM: $49,136.68                       UNDERWRITING CLASS: Fully Underwritten
INITIAL DEATH BENEFIT OPTION: Option 2
INITIAL GUIDELINE ANNUAL PREMIUM: $49,136.68
INITIAL GUIDELINE SINGLE PREMIUM: $215,570.68


                                                       Guaranteed Policy Charges         Current Policy Charges
                                               ----------------------------------------- ----------------------
                                                                 Hypothetical Rates of Return
                                      Partial  0.00% (-0.87% Net)   12.00% (11.13% Net)   12.00% (11.13% Net)
              Net    Premium         Surrender ------------------- --------------------- ----------------------
Policy  AGE Premium  Accum.   Annual fr Insur  Surrender  Death    Surrender    Death     Surrender    Death
  YR    EOY Outlay    @ 5%     Loan   Policy     Value   Proceeds    Value     Proceeds     Value     Proceeds
------- --- ------- --------- ------ --------- --------- --------- ---------- ---------- ----------  ----------
   1    46  49,137     51,594   0        0       45,093  1,040,670     50,119  1,045,697     50,119   1,045,697
   2    47  49,137    105,767   0        0       81,788  1,078,840     97,095  1,094,147     98,743   1,095,795
   3    48  49,137    162,649   0        0      117,687  1,116,213    148,889  1,147,415    152,104   1,150,630
   4    49  49,137    222,374   0        0      152,741  1,152,741    205,940  1,205,940    210,885   1,210,885
   5    50  49,137    285,087   0        0      188,377  1,183,377    270,209  1,270,209    277,067   1,277,067
   6    51  49,137    350,935   0        0      223,135  1,223,135    340,824  1,340,824    350,174   1,350,174
   7    52  49,137    420,075   0        0      256,908  1,256,908    418,322  1,418,322    430,932   1,430,932
   8    53  49,137    492,672   0        0      289,710  1,289,710    503,423  1,503,423    520,141   1,520,141
   9    54  49,137    568,899   0        0      321,436  1,321,436    596,796  1,596,796    618,686   1,618,686
  10    55  49,137    648,937   0        0      352,103  1,352,103    699,306  1,699,306    727,544   1,727,544
  11    56  49,137    732,978   0        0      386,550  1,386,550    817,903  1,817,903    855,121   1,855,121
  12    57  49,137    821,220   0        0      419,710  1,419,710    948,219  1,948,219    996,218   1,996,218
  13    58  49,137    913,875   0        0      451,600  1,451,600  1,091,500  2,091,500  1,152,296   2,152,296
  14    59  49,137  1,011,162   0        0      482,116  1,482,116  1,249,000  2,249,000  1,324,337   2,324,337
  15    60  49,137  1,113,313   0        0      511,158  1,511,158  1,422,101  2,422,101  1,513,937   2,513,937
  16    61  49,137  1,220,573   0        0      538,627  1,538,627  1,612,336  2,612,336  1,722,740   2,722,740
  17    62  49,137  1,333,195   0        0      564,423  1,564,423  1,821,400  2,821,400  1,952,818   2,952,818
  18    63  49,137  1,451,448   0        0      588,450  1,588,450  2,051,167  3,051,167  2,206,214   3,206,214
  19    64  49,137  1,575,613   0        0      610,373  1,610,373  2,303,457  3,303,457  2,485,954   3,485,954
  20    65  49,137  1,705,987   0        0      630,220  1,603,220  2,580,668  3,580,665  2,794,883   3,794,883
@age 86     49,137  6,595,693   0        0       LAPSED     LAPSED 21,563,529 22,641,704 26,122,847  27,428,988
@age 90     49,137  8,518,643   0        0                         31,267,183 32,830,541 38,866,185  40,809,492
@age 95     49,137  4,364,849   0        0                         49,802,161 50,802,161 63,852,027  64,852,027

----------
This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Account Value

Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

                                                              Prepared: 4/30/99

                                                    LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                   Flexible Premium Variable Life to Age 95

                               COMPLIANCE REPORT

Insured Name, Male, Non-smoker, Age 45   TAX BRACKET %: 33%(ee)/40%(er)
INITIAL TARGET DEATH BENEFIT: $1,000,000 LOAN INTEREST RATE: 4.6% in arrears
INITIAL SPECIFIED AMOUNT: $1,000,000     DEFINITION OF LIFE INSURANCE: CVAT
ANNUAL PREMIUM: $52,449.00               UNDERWRITING CLASS: Guaranteed Issue
INITIAL DEATH BENEFIT OPTION: Option 1


                                                       Guaranteed Policy Charges         Current Policy Charges
                                               ----------------------------------------- ----------------------
                                                                 Hypothetical Rates of Return
                                      Partial  0.00% (-0.87% Net)   12.00% (11.13% Net)   12.00% (11.13% Net)
              Net    Premium         Surrender ------------------- --------------------- ----------------------
Policy  AGE Premium  Accum.   Annual fr Insur  Surrender  Death    Surrender    Death     Surrender    Death
  YR    EOY Outlay    @ 5%     Loan   Policy     Value   Proceeds    Value     Proceeds     Value     Proceeds
------- --- ------- --------- ------ --------- --------- --------- ---------- ---------- ----------  ----------
   1    46  52,449     55,071   0        0       48,353  1,000,000     53,737  1,000,000     53,737   1,000,000
   2    47  52,449    112,896   0        0       88,106  1,000,000    104,570  1,000,000    105,829   1,000,000
   3    48  52,449    173,613   0        0      127,194  1,000,000    160,880  1,000,000    162,921   1,000,000
   4    49  52,449    237,365   0        0      165,578  1,000,000    223,233  1,000,000    225,895   1,000,000
   5    50  52,449    304,305   0        0      204,834  1,000,000    293,871  1,000,000    296,917   1,000,000
   6    51  52,449    374,591   0        0      243,422  1,000,000    372,012  1,000,000    375,475   1,000,000
   7    52  52,449    448,392   0        0      281,293  1,000,000    457,937  1,149,514    461,899   1,159,459
   8    53       0    470,812   0        0      272,870  1,000,000    501,519  1,220,347    506,120   1,231,542
   9    54       0    494,352   0        0      264,084  1,000,000    549,048  1,295,425    554,539   1,308,378
  10    55       0    519,070   0        0      254,929  1,000,000    600,902  1,375,224    607,569   1,390,483
  11    56       0    545,023   0        0      245,681  1,000,000    658,387  1,462,014    669,043   1,485,676
  12    57       0    572,275   0        0      235,848  1,000,000    721,046  1,554,287    736,776   1,588,195
  13    58       0    600,888   0        0      225,415  1,000,000    789,377  1,652,403    811,106   1,697,888
  14    59       0    630,933   0        0      214,275  1,000,000    863,823  1,756,756    892,696   1,815,476
  15    60       0    662,479   0        0      202,314  1,000,000    944,864  1,867,619    982,169   1,941,356
  16    61       0    695,603   0        0      189,410  1,000,000  1,033,024  1,985,473  1,080,559   2,076,834
  17    62       0    730,383   0        0      175,435  1,000,000  1,128,871  2,110,764  1,189,160   2,223,491
  18    63       0    766,902   0        0      160,252  1,000,000  1,233,028  2,243,987  1,308,671   2,381,651
  19    64       0    805,247   0        0      143,510  1,000,000  1,345,925  2,385,247  1,440,497   2,552,849
  20    65       0    845,510   0        0      125,141  1,000,000  1,468,397  2,535,628  1,585,940   2,738,602
@age 70          0  1,079,108   0        0       LAPSED     LAPSED  2,249,192  3,442,613  2,559,123   3,916,993
@age 85          0  2,243,387   0        0                          7,333,096  8,655,254 10,457,346  12,342,806
@age 95          0  3,654,240   0        0                         16,019,662 16,500,252 26,897,668  27,704,597

----------
This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Account Value

Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

                                                              Prepared: 4/30/99

                                                    LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                   Flexible Premium Variable Life to Age 95

                               COMPLIANCE REPORT

Insured Name, Male, Non-smoker, Age 45   TAX BRACKET %: 33%(ee)/40%(er)
INITIAL TARGET DEATH BENEFIT: $1,000,000 LOAN INTEREST RATE: 4.6% in arrears
INITIAL SPECIFIED AMOUNT: $1,000,000     DEFINITION OF LIFE INSURANCE: CVAT
ANNUAL PREMIUM: $52,449.00               UNDERWRITING CLASS: Guaranteed Issue
INITIAL DEATH BENEFIT OPTION: Option 2


                                                       Guaranteed Policy Charges         Current Policy Charges
                                               ----------------------------------------- ----------------------
                                                                 Hypothetical Rates of Return
                                      Partial  0.00% (-0.87% Net)   12.00%(11.13% Net)    12.00% (11.13% Net)
              Net    Premium         Surrender ------------------- --------------------- ----------------------
Policy  AGE Premium  Accum.   Annual fr Insur  Surrender  Death    Surrender    Death     Surrender    Death
  YR    EOY Outlay    @ 5%     Loan   Policy     Value   Proceeds    Value     Proceeds     Value     Proceeds
------- --- ------- --------- ------ --------- --------- --------- ---------- ---------- ----------  ----------
   1    46  52,449     55,071   0        0       48,279  1,043,558     53,653  1,048,933     53,653   1,048,933
   2    47  52,449    112,896   0        0       87,720  1,084,573    104,105  1,100,958    105,499   1,102,352
   3    48  52,449    173,613   0        0      126,323  1,124,750    159,748  1,158,174    162,049   1,160,475
   4    49  52,449    237,365   0        0      164,017  1,164,017    221,036  1,221,036    224,085   1,224,085
   5    50  52,449    304,305   0        0      202,353  1,202,353    290,096  1,290,096    293,591   1,293,591
   6    51  52,449    374,591   0        0      239,770  1,239,770    366,003  1,366,003    369,990   1,369,990
   7    52  52,449    448,392   0        0      276,163  1,276,163    449,347  1,449,347    454,004   1,454,004
   8    53       0    470,812   0        0      266,197  1,266,197    490,064  1,490,064    495,590   1,495,590
   9    54       0    494,352   0        0      255,781  1,255,781    534,410  1,534,410    541,147   1,541,147
  10    55       0    519,070   0        0      244,922  1,244,922    582,762  1,582,762    591,092   1,591,092
  11    56       0    545,023   0        0      233,864  1,233,864    636,375  1,636,375    649,613   1,649,613
  12    57       0    572,275   0        0      222,118  1,222,118    694,799  1,694,799    714,198   1,714,198
  13    58       0    600,888   0        0      209,691  1,209,691    758,546  1,758,546    785,123   1,785,123
  14    59       0    630,933   0        0      196,475  1,196,475    828,056  1,828,056    863,070   1,863,070
  15    60       0    662,479   0        0      182,359  1,182,359    903,813  1,903,813    948,671   1,948,671
  16    61       0    695,603   0        0      167,238  1,167,238    986,356  1,986,356  1,043,008   2,043,008
  17    62       0    730,383   0        0      151,004  1,151,004  1,076,278  2,076,278  1,147,403   2,147,403
  18    63       0    766,902   0        0      133,553  1,133,553  1,174,238  2,174,238  1,262,521   2,297,663
  19    64       0    805,247   0        0      114,545  1,114,545  1,280,708  2,280,708  1,389,654   2,462,744
  20    65       0    845,510   0        0       93,998  1,093,998  1,396,584  2,411,621  1,529,960   2,641,934
@age 69          0  1,027,722   0        0       LAPSED     LAPSED  1,965,942  3,078,665  2,244,515   3,514,910
@age 85          0  2,243,387   0        0                          6,972,297  8,229,402 10,088,035  11,906,908
@age 95          0  3,654,240   0        0                         14,867,134 15,867,134 25,915,977  26,915,977

----------
This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Account Value

Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

                                                              Prepared: 4/30/99

                                                    LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                   Flexible Premium Variable Life to Age 95

                               COMPLIANCE REPORT

Insured Named, Male, Non-smoker, Age 45       TAX BRACKET %: 33%(ee)/40%(er)
INITIAL TARGET DEATH BENEFIT: $1,000,000      LOAN INTEREST RATE: 4.6% in arrears
INITIAL SPECIFIED AMOUNT: $1,000,000          DEFINITION OF LIFE INSURANCE: GPT
ANNUAL PREMIUM: $19,852.79                    UNDERWRITING CLASS: Guaranteed Issue
INITIAL DEATH BENEFIT OPTION: Option 1
INITIAL GUIDELINE ANNUAL PREMIUM: $19,852.79
INITIAL GUIDELINE SINGLE PREMIUM: $215,502.48



                                                       Guaranteed Policy Charges         Current Policy Charges
                                               ----------------------------------------- ----------------------
                                                                 Hypothetical Rates of Return
                                      Partial  0.00% (-0.87% Net)   12.00%(11.13% Net)    12.00% (11.13% Net)
              Net    Premium         Surrender ------------------- --------------------- ----------------------
Policy  AGE Premium  Accum.   Annual fr Insur  Surrender  Death    Surrender    Death     Surrender    Death
  YR    EOY Outlay    @ 5%     Loan   Policy     Value   Proceeds    Value     Proceeds     Value     Proceeds
------- --- ------- --------- ------ --------- --------- --------- ---------- ---------- ----------  ----------
   1    46  19,853     20,845   0        0       17,188  1,000,000     19,154  1,000,000     19,154   1,000,000
   2    47  19,853     42,733   0        0       29,945  1,000,000     35,816  1,000,000     37,163   1,000,000
   3    48  19,853     65,715   0        0       42,326  1,000,000     54,112  1,000,000     56,326   1,000,000
   4    49  19,853     89,846   0        0       54,265  1,000,000     74,150  1,000,000     77,076   1,000,000
   5    50  19,853    115,184   0        0       66,335  1,000,000     96,693  1,000,000    100,056   1,000,000
   6    51  19,853    141,789   0        0       77,953  1,000,000    121,373  1,000,000    125,217   1,000,000
   7    52  19,853    169,724   0        0       89,025  1,000,000    148,335  1,000,000    152,821   1,000,000
   8    53  19,853    199,055   0        0       99,565  1,000,000    177,858  1,000,000    183,157   1,000,000
   9    54  19,853    229,853   0        0      109,483  1,000,000    210,155  1,000,000    216,551   1,000,000
  10    55  19,853    262,192   0        0      118,796  1,000,000    245,578  1,000,000    253,369   1,000,000
  11    56  19,853    296,147   0        0      129,390  1,000,000    286,857  1,000,000    298,184   1,000,000
  12    57  19,853    331,799   0        0      139,210  1,000,000    332,274  1,000,000    347,912   1,000,000
  13    58  19,853    369,235   0        0      148,276  1,000,000    382,388  1,000,000    402,902   1,000,000
  14    59  19,853    408,542   0        0      156,505  1,000,000    437,764  1,000,000    463,825   1,000,000
  15    60  19,853    449,814   0        0      163,818  1,000,000    499,068  1,000,000    531,377   1,000,000
  16    61  19,853    493,150   0        0      170,131  1,000,000    567,087  1,000,000    606,538   1,000,000
  17    62  19,853    538,653   0        0      175,364  1,000,000    642,754  1,000,000    690,403   1,000,000
  18    63  19,853    586,431   0        0      179,432  1,000,000    727,173  1,000,000    783,906   1,000,000
  19    64  19,853    636,598   0        0      182,052  1,000,000    821,582  1,018,761    887,936   1,101,041
  20    65  19,853    689,274   0        0      183,228  1,000,000    926,181  1,129,941  1,003,085   1,223,763
@age 77     19,853  1,569,634   0        0       LAPSED     LAPSED  3,070,993  3,407,215  3,826,303   4,017,618
@age 85     19,853  2,518,119   0        0                          7,570,331  7,750,311  8,799,188   9,239,147
@age 95     19,853  4,363,939   0        0                         19,342,298 19,342,298 24,115,956  24,357,115

----------
This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Account Value

Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

                                                              Prepared: 4/30/99

                                                    LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                   Flexible Premium Variable Life to Age 95

                               COMPLIANCE REPORT

Insured Named, Male, Non-smoker, Age 45       TAX BRACKET %: 33%(ee)/40%(er)
INITIAL TARGET DEATH BENEFIT: $1,000,000      LOAN INTEREST RATE: 4.6% in arrears
INITIAL SPECIFIED AMOUNT: $1,000,000          DEFINITION OF LIFE INSURANCE: GPT
ANNUAL PREMIUM: $49,133.41                    UNDERWRITING CLASS: Guaranteed Issue
INITIAL DEATH BENEFIT OPTION: Option 2
INITIAL GUIDELINE ANNUAL PREMIUM: $49,133.41
INITIAL GUIDELINE SINGLE PREMIUM: $215,502.48


                                                        Guaranteed Policy Charges         Current Policy Charges
                                                ----------------------------------------- ----------------------
                                                                  Hypothetical Rates of Return
                                       Partial  0.00% (-0.87% Net)   12.00% (11.13% Net)   12.00% (11.13% Net)
              Net    Premium          Surrender ------------------- --------------------- ----------------------
Policy  AGE Premium  Accum.    Annual fr Insur  Surrender  Death    Surrender    Death     Surrender    Death
  YR    EOY Outlay    @ 5%      Loan   Policy     Value   Proceeds    Value     Proceeds     Value     Proceeds
------- --- ------- ---------- ------ --------- --------- --------- ---------- ---------- ----------  ----------
   1    46  49,133      51,590   0        0       45,113  1,040,691     50,141  1,045,719     50,141   1,045,719
   2    47  49,133     105,760   0        0       81,829  1,078,881     97,142  1,094,194     98,536   1,095,588
   3    48  49,133     162,638   0        0      117,749  1,116,275    148,963  1,147,489    151,263   1,149,789
   4    49  49,133     222,360   0        0      152,799  1,152,799    206,018  1,206,018    209,067   1,209,067
   5    50  49,133     285,068   0        0      188,432  1,188,432    270,293  1,270,293    273,787   1,273,787
   6    51  49,133     350,911   0        0      223,186  1,223,186    340,913  1,340,913    344,900   1,344,900
   7    52  49,133     420,047   0        0      256,955  1,256,955    418,417  1,418,417    423,075   1,423,075
   8    53  49,133     492,639   0        0      289,754  1,289,754    503,525  1,503,525    509,050   1,509,050
   9    54  49,133     568,861   0        0      321,477  1,321,477    596,905  1,596,905    603,643   1,603,643
  10    55  49,133     648,894   0        0      352,140  1,352,140    699,424  1,699,424    707,754   1,707,754
  11    56  49,133     732,929   0        0      386,584  1,386,584    818,029  1,818,029    831,540   1,831,540
  12    57  49,133     821,166   0        0      419,740  1,419,740    948,355  1,948,355    968,437   1,968,437
  13    58  49,133     913,814   0        0      451,626  1,451,626  1,091,648  2,091,648  1,119,481   2,119,481
  14    59  49,133   1,011,095   0        0      482,139  1,482,139  1,249,159  2,249,159  1,286,198   2,286,198
  15    60  49,133   1,113,240   0        0      511,178  1,511,178  1,422,274  2,422,274  1,470,155   2,470,155
  16    61  49,133   1,220,492   0        0      538,643  1,538,643  1,612,524  2,612,524  1,673,465   2,673,465
  17    62  49,133   1,333,106   0        0      564,436  1,564,436  1,821,604  2,821,604  1,898,600   2,898,600
  18    63  49,133   1,451,351   0        0      588,460  1,588,460  2,051,389  3,051,389  2,147,535   3,147,535
  19    64  49,133   1,575,509   0        0      610,379  1,610,379  2,303,700  3,303,700  2,423,094   3,423,094
  20    65  49,133   1,705,874   0        0      630,223  1,630,223  2,580,931  3,580,931  2,728,151   3,728,151
@age 86     49,133   6,595,256   0        0       LAPSED     LAPSED 21,565,491 22,643,765 25,718,283  27,004,196
@age 90     49,133   8,238,934   0        0                         31,269,991 32,833,490 38,453,464  40,376,136
@age 95     49,133  10,800,263   0        0                         49,806,649 50,806,649 63,567,735  64,567,735

----------
This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Account Value

Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

                                                              Prepared: 4/30/99

                                    PART II

                          UNDERTAKING TO FILE REPORTS

   Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and Reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that Section.

                             RULE 484 UNDERTAKING

   The By-Laws of MONY Life Insurance Company of America ("MONY America") provide, in Article VI as follows:

      SECTION 1. The Corporation shall indemnify any existing or former director, officer, employee or agent of the Corporation against all expenses incurred by them and each of them which may arise or be incurred, rendered or levied in any legal action brought or threatened against any of them for or on account of any action or omission alleged to have been committed while acting within the scope of employment as director, officer, employee or agent of the Corporation, whether or not any action is or has been filed against them and whether or not any settlement or compromise is approved by a court, all subject and pursuant to the provisions of the Articles of Incorporation of this Corporation.

      SECTION 2. The indemnification provided in this By-Law shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under By-Law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                    REPRESENTATIONS RELATING TO SECTION 26
                     OF THE INVESTMENT COMPANY ACT OF 1940

   Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

                      CONTENTS OF REGISTRATION STATEMENT

   This Registration Statement comprises the following papers and documents:

      The Facing Sheet.



      The Undertaking to file reports.

      The signatures.

      Written consents of the following persons:

          a. PricewaterhouseCoopers LLP, Independent Accountants


          b. Pamela Duffy, Vice President of MONY Life Insurance Company


      The following exhibits:

      1. The following exhibits correspond to those required by paragraph A of the instructions as exhibits to Form N-8B2:

          (1) Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account L, filed as Exhibit 1 to Registration Statement on Form S-6 dated February 21, 1985 (Registration Nos. 2-95900 and 811-4235) is incorporated herein by reference.

          (2) Not applicable.

          (3) (a) Underwriting Agreement between MONY Life Insurance Company of America, MONY Series Fund, Inc. and MONY Securities Corp., filed as
       Exhibit 3(a) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated January 6, 1995 (Registration Nos. 33-82570 and 811-4235), is incorporated herein by reference.

             (b) Proposed specimen agreement between MONY Securities Corp. and registered representatives, filed as Exhibit 3(b) of Pre-Effective Amendment No. 1, dated December 17, 1990, to Registration Statement on Form N-4 (Registration Nos. 33-37722 and 811-6126) is incorporated herein by reference.

             (c) Commission schedule (with Commission Contract), filed as
          Exhibit 3(c) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (Registration No. 333-06071), is incorporated herein by reference.

          (4) Not applicable.

          (5) Form of policy, filed as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (Registration No. 333-06071), is incorporated herein by reference.

          (6) Articles of Incorporation and By-Laws of MONY Life Insurance Company of America filed as Exhibits 6(a) and (b), respectively, to Registration Statement (Registration No. 33-13183) dated April 6, 1987, is incorporated herein by reference.

          (7) Not applicable.

          (8) (a) Form of agreement to purchase shares.

             (b) Amended Investment Advisory Agreement between MONY Life Insurance Company of America and MONY Series Fund, Inc. filed as
          Exhibit 5(i) to Post-Effective Amendment No. 14 to Registration Statement (Registrations Nos. 2- 95501 and 811-4209) dated February 27, 1998, is incorporated herein by reference.

             (c) Services Agreement between The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America filed as
          Exhibit 5(ii) to Pre-Effective Amendment to Registration Statement (Registrations Nos. 2-95501 and 811-4209) dated July 19, 1985, is incorporated herein by reference.


             (d) Fund Participation Agreement among Enterprise Accumulation Trust, MONY Life Insurance Company of America and MONY Life Insurance Company, filed as Exhibit (8)(a) to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 dated April 18, 2001 (Registration Nos. 333-72259 and 811-6216), is incorporated herein by reference.


             (e) Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Montag & Caldwell, Inc., as sub-adviser, filed as Exhibit (d)(ii) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

             (f) Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and TCW Investment Management Company, as sub-adviser, filed as Exhibit
          (d)(iv) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

             (g) Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and William D. Witter, Inc., as sub-adviser, filed as Exhibit (d)(vii) to Post-Effective Amendment No. #17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

             (h) Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and GAMCO Investors, Inc., as sub-adviser, filed as Exhibit (d)(viii) to Post-Effective Amendment No. #17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

             (i) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Vontobel USA Inc., as sub-adviser, filed as Exhibit (d)(ix) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 2000.

             (j) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Caywood-Scholl Capital Management, as sub-adviser, filed as Exhibit
          (d)(xi) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

             (k) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and OpCap Advisors, as sub-adviser, filed as Exhibit (d)(xv) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

             (l) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Sanford C. Bernstein & Co., Inc., as sub-adviser, filed as Exhibit
          (d)(xvi) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

          (9) Not applicable.

          (10) Application Form for Flexible Premium Variable Universal Life Insurance Policy.

          (11) Code of Ethics for Operation of MONY Life Insurance Company and its Subsidiaries, filed as Exhibit (11) to Post-Effective Amendment No. 12 to Registration Statement on Form S-6, dated February 27, 2001 (Registration Nos. 33-82570 and 811-4235) is incorporated herein by reference.

      2. Opinion and Consent of Edward P. Bank, Vice President and Deputy General Counsel, MONY Life Insurance Company, as to legality of the securities being registered, filed as Exhibit 2 to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (Registration No. 333-06071), is incorporated herein by reference.

      3. Not applicable.

      4. Not applicable.


      5. Opinion and consent of Pamela Duffy is filed herewith.



      6. Consent of PricewaterhouseCoopers LLP as to financial statements of MONY America Variable Account L -- and Life and MONY Life Insurance Company of America is filed herewith as an Exhibit.

                                  SIGNATURES



   Pursuant to the requirements of the Securities Act of 1933 the Registrant, MONY America Variable Account L, has duly caused Post-Effective Amendment No. 20 to this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and the State of New York, on this 30th day of April, 2002. Registrant hereby certifies that the requirements of Rule 485(b) have been met.



                                          MONY AMERICA VARIABLE ACCOUNT L OF
                                            MONY LIFE INSURANCE COMPANY OF
                                            AMERICA



                                                            *
                                          By: _______________________________
                                                  Michael I. Roth, Director,
                                                        Chairman of
                                                the Board, and Chief Executive
                                                          Officer



   Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 20 to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


          Signature                      Title                     Date
          ---------                      -----                     ----

              *           Director, Chairman of the Board and April 30, 2002
    ---------------------   Chief Executive Officer
       Michael I. Roth

              *           Director, President, and Chief      April 30, 2002
    ---------------------   Operating Officer
       Samuel J. Foti

              *           Director and Executive Vice         April 30, 2002
    ---------------------   President
      Kenneth M. Levine

              *           Director, Vice President and        April 30, 2002
    ---------------------   Controller
      Richard Daddario

              *           Director, Vice President and        April 30, 2002
    ---------------------   Actuary
      Michael Slipowitz

              *           Director, Vice President & Chief    April 30, 2002
    ---------------------   Compliance Officer
    Frederick C. Tedeschi

              *           Director and Vice President         April 30, 2002
    ---------------------
      Margaret G. Gale

              *           Director and Vice President         April 30, 2002
    ---------------------
      Steven G. Orluck

              *           Director and Vice President         April 30, 2002
    ---------------------
       Evelyn L. Peos

              *           Director                            April 30, 2002
    ---------------------
     Richard E. Connors

    /s/  DAVID S. WALDMAN Secretary                           April 30, 2002
    ---------------------
      David S. Waldman

    /s/  DAVID S. WALDMAN                                     April 30, 2002
    *By: ________________
      David S. Waldman,
      Attorney-in-Fact


   David S. Waldman as Attorney-in-Fact for Michael I. Roth, Samuel J. Foti, Kenneth M. Levine, Richard Daddario, Michael Slipowitz, Frederick C. Tedeschi, Margaret G. Gale, Steven G. Orluck, Evelyn L. Peos, and Richard E. Connors.

                                 EXHIBIT INDEX


   Exhibit No.                          Description
   -----------                          -----------
       5.      Consent of PricewaterhouseCoopers LLP, Independent Accountants
       6.      Opinion and Consent of Pamela Duffy as to actuarial matters.